File Nos. 002-98772
811-04347
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON APRIL 29, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 145	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 182	☑
GMO TRUST
(Exact Name of Registrant as Specified in Charter)
40 Rowes Wharf, Boston, Massachusetts 02110
(Address of principal executive offices)
617-330-7500
(Registrant’s telephone number, including area code)
with a copy to:

J.B. Kittredge, Esq. GMO Trust 40 Rowes Wharf Boston, Massachusetts 02110	Thomas R. Hiller, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199
(Name and address of agents for service)
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b), or

☐	On ___________, pursuant to paragraph (b), or

☐	60 days after filing pursuant to paragraph (a)(1), or

☑	On June 30, 2011, pursuant to paragraph (a)(1), or

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
This filing relates only to the 46 series of the Registrant listed on the front cover of the GMO Trust Prospectus, dated June 30, 2011 and filed herewith. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO Trust

Prospectus

June 30, 2011

U.S. Equity Funds
— U.S. Core Equity Fund
Class III:	GMUEX	Class IV:	GMRTX
Class V:	—	Class VI:	GMCQX
— Tobacco-Free Core Fund
Class III:	GMTCX
— Quality Fund*
Class III:	GQETX	Class IV:	GQEFX
Class V:	GQLFX	Class VI:	GQLOX
— U.S. Intrinsic Value Fund
Class III:	GMVUX
— U.S. Growth Fund
Class III:	GMGWX
— U.S. Small/Mid Cap Value Fund
Class III:	GMSUX
— U.S. Small/Mid Cap Growth Fund
Class III:	GMSPX
— Real Estate Fund
Class III:	GMORX
— Tax-Managed U.S. Equities Fund
Class III:	GTMUX
International Equity Funds
— International Core Equity Fund
Class III:	GMIEX	Class IV:	GMIRX
Class VI:	GCEFX
— International Intrinsic Value Fund
Class II:	GMICX	Class III:	GMOIX
Class IV:	GMCFX
— International Growth Equity Fund
Class III:	GMIGX	Class IV:	GMGFX
— Developed World Stock Fund
Class III:	GDWTX	Class IV:	GDWFX
— International Small Companies Fund
Class III:	GMISX
— Tax-Managed International Equities Fund
Class III:	GTMIX
— Foreign Fund
Class II:	GMFRX	Class III:	GMOFX
Class IV:	GMFFX
— Foreign Small Companies Fund
Class III:	GMFSX	Class IV:	GFSFX
— Emerging Markets Fund
Class II:	GMEMX	Class III:	GMOEX
Class IV:	GMEFX	Class V:	GEMVX
Class VI:	GEMMX
— Emerging Countries Fund
Class III:	GMCEX
— Emerging Domestic Opportunities Fund
Class II:	—	Class III:	—
Class IV:	—	Class V:	GEDOX
Class VI:	—
— Taiwan Fund
Class III:	GMOTX
— Flexible Equities Fund
Class III:	GFEFX	Class VI:	GFFEX
— Currency Hedged International Equity Fund
Class III:	GMOCX

Fixed Income Funds
— Domestic Bond Fund
Class III:	GMDBX	Class VI:	GDBSX
— Core Plus Bond Fund
Class III:	GUGAX	Class IV:	GPBFX
— International Bond Fund
Class III:	GMIBX
— Strategic Fixed Income Fund
Class III:	GFITX	Class VI:	GMFIX
— Currency Hedged International Bond Fund
Class III:	GMHBX
— Global Bond Fund
Class III:	GMGBX
— Emerging Country Debt Fund
Class III:	GMCDX	Class IV:	GMDFX
— Short-Duration Investment Fund
Class III:	GMSIX
— Short-Duration Collateral Fund
Ticker:	GMOSX
— Short-Duration Collateral Share Fund
Class III:	GMDCX	Class VI:	—
— Inflation Indexed Plus Bond Fund
Class III:	GMITX	Class VI:	GMIPX
— U.S. Treasury Fund
Ticker:	GUSTX
— Asset Allocation Bond Fund
Class III:	GMOBX	Class VI:	GABFX
— Asset Allocation International Bond Fund
Class III:	—	Class VI:	—

Asset Allocation Funds
— U.S. Equity Allocation Fund
Class III:	GUSAX
— International Equity Allocation Fund
Class III:	GIEAX
— International Opportunities Equity Allocation Fund
Class III:	GIOTX
— Global Equity Allocation Fund
Class III:	GMGEX
— World Opportunities Equity Allocation Fund
Class III:	GWOAX
— Global Balanced Asset Allocation Fund
Class III:	GMWAX
— Strategic Opportunities Allocation Fund
Class III:	GBATX
— Benchmark-Free Allocation Fund
Class III:	GBMFX
— Alpha Only Fund
Class III:	GGHEX	Class IV:	GAPOX

Information about other funds and share classes of GMO Trust is contained in separate prospectuses.

Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

* Although Quality Fund is categorized as a “U.S. Equity Fund,” Quality Fund also invests in non-U.S. equities.

i

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ii

 GMO U.S. CORE EQUITY FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV		Class V		Class VI

Management fee	0.31%		0.31%		0.31%		0.31%
Shareholder service fee	0.15%		0.10%		0.085%		0.055%
Other expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total annual operating expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[1]	([ ]	%)[1]	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%	[ ]	%	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class V	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO U.S. CORE EQUITY FUND

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO U.S. CORE EQUITY FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares*
Years Ending December 31

Highest Quarter: 16.59% (2Q2003)
Lowest Quarter: −17.14% (3Q2002)
Year-to-Date (as of 3/31/11): 4.41%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				9/18/85

Return Before Taxes	8.82%	0.46%	0.88%	10.73%

Return After Taxes on Distributions	8.55%	−0.30%	0.29%	7.93%

Return After Taxes on Distributions and Sale of Fund Shares	6.05%	0.31%	0.62%	8.11%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	10.52%

Class IV				1/9/98

Return Before Taxes	8.84%	0.52%	0.93%	4.20%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.18%

Class VI				6/30/03

Return Before Taxes	8.95%	0.57%	N/A	3.96%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	N/A	5.55%

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund). As of the date of this Prospectus, no Class V shares of the Fund or its predecessor have been outstanding since February 11, 2005. Class V shares would be invested in the same portfolio of securities as Class III shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class III shares.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO TOBACCO-FREE CORE FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.33%
Shareholder service fee	0.15%
Other expenses	[ ]	%
Acquired fund fees & expenses (underlying fund expenses)	[ ]	%
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.33% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets, and expects to invest substantially all of its assets, in investments in tobacco-free companies (see “Name Policies”). For these purposes, the term “equities” refers to direct and indirect

 GMO TOBACCO-FREE CORE FUND

investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts, and the term “tobacco-free companies” refers to companies that are not listed in the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO TOBACCO-FREE CORE FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 15.80% (2Q2003)
Lowest Quarter: −17.27% (3Q2002)
Year-to-Date (as of 3/31/11): 4.43%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				10/31/91

Return Before Taxes	9.28%	1.53%	1.05%	8.97%

Return After Taxes on Distributions	9.03%	0.72%	0.41%	6.49%

Return After Taxes on Distributions and Sale of Fund Shares	6.33%	1.21%	0.74%	6.60%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	8.43%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO QUALITY FUND

Investment objective
Total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV		Class V		Class VI

Management fee	0.33%		0.33%		0.33%		0.33%
Shareholder service fee	0.15%		0.105%		0.085%		0.055%
Other expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total annual operating expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[1]	([ ]	%)[1]	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%	[ ]	%	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.33% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$[ ]	$[ ]	$[ ]	$[ ]
Class IV	$[ ]	$[ ]	$[ ]	$[ ]
Class V	$[ ]	$[ ]	$[ ]	$[ ]
Class VI	$[ ]	$[ ]	$[ ]	$[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes to be of high quality.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider multiple factors. These factors generally include financial ratios such as high return on equity and low debt to equity, the Manger’s assessment of the positioning of the company relative to its competitors, and other comparable measures.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect

 GMO QUALITY FUND

transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold fewer than 100 stocks. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Focused Investment Risk – Focusing investments in a limited number of countries, sectors or companies or in industries with high positive correlations to one another creates additional risk. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large

 GMO QUALITY FUND

Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in the Fund’s principal investment strategies, effective June 1, 2009.

Annual Total Return/Class III Shares
Year Ending December 31

Highest Quarter: 11.53% (3Q2010)
Lowest Quarter: −13.13% (4Q2008)
Year-to-Date (as of 3/31/11): 3.48%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				2/6/04

Return Before Taxes	5.47%	2.77%	N/A	2.31%

Return After Taxes on Distributions	5.17%	2.44%	N/A	2.02%

Return After Taxes on Distributions and Sale of Fund Shares	3.91%	2.41%	N/A	2.00%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	N/A	3.47%

Class IV				2/6/04

Return Before Taxes	5.51%	2.80%	N/A	2.35%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	N/A	3.47%

Class V				12/8/06

Return Before Taxes	5.53%	N/A	N/A	0.75%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	N/A	N/A	−0.65%

Class VI				12/8/06

Return Before Taxes	5.57%	N/A	N/A	0.78%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	N/A	N/A	−0.65%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	William Joyce (since 1998)	Member, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO U.S. INTRINSIC VALUE FUND

Investment objective
Long-term capital growth.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III

Management fee	0.31%
Shareholder service fee	0.15%
Other expenses	[ ]	%
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

 GMO U.S. INTRINSIC VALUE FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares*
Years Ending December 31

Highest Quarter: 19.25% (2Q2003)
Lowest Quarter: −18.29% (4Q2008)
Year-to-Date (as of 3/31/11): 9.10%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				8/2/99

Return Before Taxes	11.59%	−0.58%	2.74%	3.24%

Return After Taxes on Distributions	11.31%	−1.79%	1.43%	1.99%

Return After Taxes on Distributions and Sale of Fund Shares	7.82%	−0.65%	2.05%	2.46%

Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%	3.27%

* The Fund is the successor to GMO Intrinsic Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Intrinsic Value Fund and reflects GMO Intrinsic Value Fund’s annual operating expenses (0.02% higher than those of the Fund).

 GMO U.S. INTRINSIC VALUE FUND

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO U.S. GROWTH FUND

Investment objective
Long-term capital growth.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.31%
Shareholder service fee	0.15%
Other expenses	[ ]%	[1]
Acquired fund fees & expenses (underlying fund expenses)	[ ]%	[2]
Total annual operating expenses	[ ]%
Expense reimbursement	([ ]%	)[3]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]%

1 [“Other expenses” have been restated to reflect current fees.]

2 [The amount has been restated to reflect current fees of certain underlying funds.]

3 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO U.S. GROWTH FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO U.S. GROWTH FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares*
Years Ending December 31

Highest Quarter: 15.03% (2Q2003)
Lowest Quarter: −21.46% (1Q2001)
Year-to-Date (as of 3/31/11): 4.78%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				12/30/88

Return Before Taxes	13.94%	1.31%	−0.78%	9.58%

Return After Taxes on Distributions	13.75%	0.88%	−1.31%	5.35%

Return After Taxes on Distributions and Sale of Fund Shares	9.29%	1.08%	−0.80%	6.23%

Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	9.04%

* The Fund is the successor to GMO Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Growth Fund and reflects GMO Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO U.S. SMALL/MID CAP VALUE FUND

Investment objective
Long-term capital growth.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III

Management fee	0.31%
Shareholder service fee	0.15%
Other expenses	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [“Other expenses” have been restated to reflect current fees.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

 GMO U.S. SMALL/MID CAP VALUE FUND

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. (see “Name Policies”). For these purposes, such investments include direct and indirect (e.g., through underlying funds or derivatives) investments in U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations. As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $[          ] million to $[          ] billion, with an average market capitalization of approximately $[          ] billion and a median market capitalization of approximately $[          ] billion. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Smaller Company Risk – The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO U.S. SMALL/MID CAP VALUE FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares*
Years Ending December 31

Highest Quarter: 23.22% (2Q2003)
Lowest Quarter: −20.74% (4Q2008)
Year-to-Date (as of 3/31/11): 8.05%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				12/31/91

Return Before Taxes	24.89%	0.21%	6.42%	10.80%

Return After Taxes on Distributions	24.71%	−0.78%	4.04%	7.87%

Return After Taxes on Distributions and Sale of Fund Shares	15.96%	−0.03%	4.79%	8.21%

Russell 2500 Value Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	24.82%	3.85%	8.53%	11.90%

Russell 2500 Value+ Index (Composite index)	24.82%	3.85%	8.53%	11.28%

* The Fund is the successor to GMO Small/Mid Cap Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Small/Mid Cap Value Fund and reflects GMO Small/Mid Cap Value Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO U.S. SMALL/MID CAP GROWTH FUND

Investment objective
Long-term capital growth.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III

Management fee	0.31%
Shareholder service fee	0.15%
Other expenses	[ ]	%
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect

 GMO U.S. SMALL/MID CAP GROWTH FUND

transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. (see “Name Policies”). For these purposes, such investments include direct and indirect (e.g., through underlying funds or derivatives) investments in U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations. As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $[          ] million to $[          ] billion, with an average market capitalization of approximately $[          ] billion and a median market capitalization of approximately $[          ] billion. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Smaller Company Risk – The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO U.S. SMALL/MID CAP GROWTH FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares*
Years Ending December 31

Highest Quarter: 22.74% (2Q2003)
Lowest Quarter: −27.98% (4Q2008)
Year-to-Date (as of 3/31/11): 14.43%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				12/31/96

Return Before Taxes	32.07%	0.94%	3.36%	5.60%

Return After Taxes on Distributions	32.00%	−0.64%	1.89%	0.75%

Return After Taxes on Distributions and Sale of Fund Shares	20.46%	0.36%	2.45%	2.35%

Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	4.19%	6.22%

* The Fund is the successor to GMO Small/Mid Cap Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Small/Mid Cap Growth Fund and reflects GMO Small/Mid Cap Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO REAL ESTATE FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III

Management fee	0.33%
Shareholder service fee	0.15%
Other expenses	[ ]	%
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.33% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in investments or groups of investments that the Manager believes will provide higher returns than the MSCI U.S. REIT Index.

The Manager uses active investment management methods, which means that investments are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting investments for the Fund, the Manager may use a combination of investment methods to identify investments that the Manager believes present positive return potential relative to other investments. Some of these methods evaluate individual investments or a group of investments based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an investment. Other methods focus on evaluating patterns of price movement or volatility of an investment or group of investments relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in real estate investment trusts (“REITs”) and other real estate-related investments (see “Name Policies”). REITs are managed vehicles that invest (including both equity and fixed income investments) in real estate or real estate-related investments. For purposes of this Prospectus, the term “real estate-related

 GMO REAL ESTATE FUND

investment” includes REITs and companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Real Estate Risk – Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in particular markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates and social and economic trends. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act.

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Focused Investment Risk – Focusing investments in sectors and industries with high positive correlations to one another creates additional risk. The Fund concentrates its investments in real estate-related investments, making the Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the real estate industry.

Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments and/or increased likelihood of honoring redemption requests in-kind); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Market Risk – Fixed Income Securities (risk that the value of fixed income securities will decline during periods of rising interest rates and/or widening of credit spreads); Market Risk – Asset-Backed Securities (risk that asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value); Credit Risk (risk of default of an issuer or guarantor of a portfolio security); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO REAL ESTATE FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Fund’s benchmark, which more accurately reflects the Fund’s investments. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 32.69% (3Q2009)
Lowest Quarter: −35.42% (4Q2008)
Year-to-Date (as of 3/31/11): 6.58%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				5/31/96

Return Before Taxes	27.40%	3.52%	9.98%	9.34%

Return After Taxes on Distributions	25.92%	−0.12%	6.85%	6.37%

Return After Taxes on Distributions and Sale of Fund Shares	17.68%	1.57%	7.47%	6.79%

MSCI U.S. REIT Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	28.48%	2.99%	10.57%	10.42%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	6.29%

Management of the Fund
Investment Adviser:  Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO TAX-MANAGED U.S. EQUITIES FUND

Investment objective
High after-tax total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III

Management fee	0.33%
Shareholder service fee	0.15%
Other expenses	[ ]	%
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.33% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 3000 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s available realized and unrealized amounts of gains and losses, and current market conditions.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO TAX-MANAGED U.S. EQUITIES FUND

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO TAX-MANAGED U.S. EQUITIES FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares (Before Tax)
Years Ending December 31

Highest Quarter: 16.69% (2Q2003)
Lowest Quarter: −17.54% (3Q2002)
Year-to-Date (as of 3/31/11): 3.92%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/23/98

Return Before Taxes	8.81%	0.36%	0.53%	2.71%

Return After Taxes on Distributions	8.54%	0.07%	0.22%	2.36%

Return After Taxes on Distributions and Sale of Fund Shares	6.05%	0.30%	0.37%	2.22%

Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	3.25%

Russell 3000+ Index (Composite index)	16.93%	2.77%	1.65%	2.78%

Management of the Fund
Investment Adviser:  Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO INTERNATIONAL CORE EQUITY FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV		Class VI

Management fee	0.38%		0.38%		0.38%
Shareholder service fee	0.15%		0.09%		0.055%
Other expenses	[ ]	%	[ ]	%	[ ]	%
Total annual operating expenses	[ ]	%	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[1]	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.38% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO INTERNATIONAL CORE EQUITY FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO INTERNATIONAL CORE EQUITY FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares*
Years Ending December 31

Highest Quarter: 22.30% (2Q2009)
Lowest Quarter: −19.92% (3Q2008)
Year-to-Date (as of 3/31/11): 3.48%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				1/29/02

Return Before Taxes	10.29%	2.09%	N/A	8.65%

Return After Taxes on Distributions	10.11%	1.28%	N/A	7.88%

Return After Taxes on Distributions and Sale of Fund Shares	7.28%	1.73%	N/A	7.50%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	N/A	7.41%

Class IV				6/30/03

Return Before Taxes	10.34%	2.15%	N/A	9.14%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	N/A	9.32%

Class VI				3/28/06

Return Before Taxes	10.39%	N/A	N/A	0.59%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	N/A	N/A	0.82%

* The Fund is the successor to GMO International Disciplined Equity Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Disciplined Equity Fund and reflects GMO International Disciplined Equity Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO INTERNATIONAL INTRINSIC VALUE FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class II		Class III		Class IV

Management fee	0.50%		0.50%		0.50%
Shareholder service fee	0.22%		0.15%		0.09%
Other expenses	[ ]	%	[ ]	%	[ ]	%
Total annual operating expenses	[ ]	%	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[1]	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class II	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO INTERNATIONAL INTRINSIC VALUE FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO INTERNATIONAL INTRINSIC VALUE FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III Shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 22.40% (2Q2009)
Lowest Quarter: −18.13% (3Q2008)
Year-to-Date (as of 3/31/11): 4.16%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class II				9/26/96

Return Before Taxes	7.53%	1.41%	6.73%	6.98%

MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	3.25%	1.37%	4.19%	5.80%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	4.67%

Class III				3/31/87

Return Before Taxes	7.59%	1.48%	6.80%	8.45%

Return After Taxes on Distributions	7.58%	0.24%	5.72%	6.78%

Return After Taxes on Distributions and Sale of Fund Shares	5.43%	1.36%	5.84%	6.78%

MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	3.25%	1.37%	4.19%	7.27%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	5.31%

Class IV				1/9/98

Return Before Taxes	7.61%	1.54%	6.88%	7.54%

MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	3.25%	1.37%	4.19%	6.26%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	5.05%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO INTERNATIONAL GROWTH EQUITY FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV

Management fee	0.50%		0.50%
Shareholder service fee	0.15%		0.09%
Other expenses	[ ]	%	[ ]	%
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets

 GMO INTERNATIONAL GROWTH EQUITY FUND

in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO INTERNATIONAL GROWTH EQUITY FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares*
Years Ending December 31

Highest Quarter: 17.83% (3Q2010)
Lowest Quarter: −19.33% (3Q2008)
Year-to-Date (as of 3/31/11): 1.77%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				11/30/01

Return Before Taxes	14.02%	4.48%	N/A	8.02%

Return After Taxes on Distributions	14.02%	2.88%	N/A	6.82%

Return After Taxes on Distributions and Sale of Fund Shares	9.49%	3.55%	N/A	6.77%

MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.25%	3.46%	N/A	6.28%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	N/A	6.73%

Class IV				7/12/06

Return Before Taxes	14.13%	N/A	N/A	3.28%

MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.25%	N/A	N/A	2.07%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	N/A	N/A	0.79%

* The Fund is the successor to GMO International Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Growth Fund and reflects GMO International Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO DEVELOPED WORLD STOCK FUND

Investment objective
High total return.

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV

Purchase premium (as a percentage of amount invested)	0.25%[1]	0.25%[1]
Redemption fee (as a percentage of amount redeemed)	0.25%[1]	0.25%[1]

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV

Management fee	0.45%		0.45%
Shareholder service fee	0.15%		0.10%
Other expenses	[ ]	%	[ ]	%
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[2]	([ ]	%)[2]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%

1 [An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.45% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing in stocks or groups of stocks that the Manager believes will provide higher returns than the MSCI World Index.

The Manager uses active investment management methods, which means that stocks are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager may use a combination of investment methods to identify stocks that the Manager believes present positive return potential relative to other stocks. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of a stock. Other methods focus on evaluating patterns of price

 GMO DEVELOPED WORLD STOCK FUND

movement or volatility of a stock or group of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets (see “Name Policies”). For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one

 GMO DEVELOPED WORLD STOCK FUND

another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Year Ending December 31

Highest Quarter: 18.37% (2Q2009)
Lowest Quarter: −19.92% (4Q2008)
Year-to-Date (as of 3/31/11): 4.62%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				8/1/05

Return Before Taxes	9.82%	1.78%	N/A	2.64%

Return After Taxes on Distributions	9.30%	0.85%	N/A	1.76%

Return After Taxes on Distributions and Sale of Fund Shares	6.64%	1.31%	N/A	2.06%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	3.38%

Class IV				9/1/05

Return Before Taxes	9.93%	1.83%	N/A	2.51%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	3.17%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Anthony Hene (since 1995)	Member, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO INTERNATIONAL SMALL COMPANIES FUND

Investment objective
High total return.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III

Management fee	0.60%
Shareholder service fee	0.15%
Other expenses	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [“Other expenses” have been restated to reflect current fees.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.60% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Small Cap Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect

 GMO INTERNATIONAL SMALL COMPANIES FUND

transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies (“Non-U.S. Companies”). Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies, are considered by the Manager to be “small companies.” A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $[          ] billion. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

 GMO INTERNATIONAL SMALL COMPANIES FUND

•	Smaller Company Risk – The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 32.07% (2Q2009)
Lowest Quarter: −21.15% (3Q2008)
Year-to-Date (as of 3/31/11): 1.71%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				10/14/91

Return Before Taxes	19.97%	4.81%	11.94%	9.83%

Return After Taxes on Distributions	19.52%	1.91%	9.08%	7.53%

Return After Taxes on Distributions and Sale of Fund Shares	13.01%	3.46%	9.78%	7.86%

MSCI EAFE Small Cap Index (Fund benchmark) (returns reflect no deductions for fees or expenses, but are net of withholding tax on dividend reinvestments)	22.04%	2.81%	9.45%	N/A

MSCI EAFE Small Cap+ Index (Composite index)	22.04%	5.70%	9.56%	7.20%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

Investment objective
High after-tax total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III

Management fee	0.50%
Shareholder service fee	0.15%
Other expenses	[ ]	%
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under ‘Expense Reimbursement‘ in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index (after tax).

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s available realized and unrealized amounts of gains and losses, and current market conditions.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect

 GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager may make investments tied economically to emerging countries. These investments generally will represent 15% or less of the Fund’s total assets.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another);

 GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is computed by the Manager) and a broad-based international stock index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares (Before Tax)
Years Ending December 31

Highest Quarter: 21.51% (2Q2009)
Lowest Quarter: −20.34% (3Q2008)
Year-to-Date (as of 3/31/11): 4.05%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/29/98

Return Before Taxes	9.49%	2.76%	7.67%	7.10%

Return After Taxes on Distributions	9.30%	1.99%	6.98%	6.47%

Return After Taxes on Distributions and Sale of Fund Shares	6.82%	2.57%	6.76%	6.24%

MSCI EAFE Index (after tax) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	6.85%	1.55%	2.88%	[4.16]%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	3.74%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO FOREIGN FUND

Investment objective
Total return in excess of that of its benchmark, the MSCI EAFE Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class II		Class III		Class IV

Management fee	0.60%		0.60%		0.60%
Shareholder service fee	0.22%		0.15%		0.09%
Other expenses	[ ]	%	[ ]	%	[ ]	%
Total annual operating expenses	[ ]	%	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[1]	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.60% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class II	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world’s non-developed countries (“emerging countries”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S. (see “Name Policies”).

•	Country selection – The Fund’s country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the Fund’s benchmark.

•	Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those it believes represent investment opportunities. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries,

 GMO FOREIGN FUND

but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk).

 GMO FOREIGN FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 21.67% (2Q2009)
Lowest Quarter: −19.12% (3Q2008)
Year-to-Date (as of 3/31/11): 3.95%
Average Annual Total Returnsa
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class II				9/30/96

Return Before Taxes	4.62%	1.51%	5.92%	7.45%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	4.64%

Class III[b]				8/31/84

Return Before Taxes	4.77%	1.60%	6.00%	12.68%

Return After Taxes on Distributions	4.58%	0.62%	5.16%	N/Aa

Return After Taxes on Distributions and Sale of Fund Shares	3.60%	1.46%	5.22%	N/Aa

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	9.76%

Class IV				1/9/98

Return Before Taxes	4.82%	1.63%	6.06%	7.42%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	5.05%

a Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code of 1986. Had the pool been subject to these restrictions, its performance may have been adversely affected.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO FOREIGN SMALL COMPANIES FUND

Investment objective
Total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV

Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV

Management fee	0.70%		0.70%
Shareholder service fee	0.15%		0.10%
Other expenses	[ ]	%	[ ]	%
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.70% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries whose outstanding publicly traded equity investments are in the smallest 25% of companies in a particular country as measured by total float-adjusted market capitalization (“small companies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. (see “Name Policies”). The market capitalization range of companies whose equity investments are held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark, which represents the bottom 15% of available market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included in the S&P’s Developed ex-U.S. Small Cap Index ranged from approximately $[     ] (     ) to $[     ] (     ). Depending upon the country, as of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included within the Fund’s definition of small companies ranged from approximately $[     ] (     ) to $[     ] (     ) (based on exchange rates as of May 31, 2011).

 GMO FOREIGN SMALL COMPANIES FUND

•	Country selection – The Fund’s country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the Fund’s benchmark.

•	Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those it believes represent investment opportunities. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments (excluding investments in companies tied economically to emerging countries included in the Fund’s benchmark) generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Smaller Company Risk – The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Large Shareholder Risk (risk that

 GMO FOREIGN SMALL COMPANIES FUND

shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III, tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 31.25% (2Q2009)
Lowest Quarter: −24.05% (3Q2008)
Year-to-Date (as of 3/31/11): 3.94%
Average Annual Total Returnsa
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III[b]				1/4/95

Return Before Taxes	23.59%	7.69%	13.59%	12.09%

Return After Taxes on Distributions	23.58%	5.66%	11.92%	N/Aa

Return After Taxes on Distributions and Sale of Fund Shares	15.29%	6.21%	11.75%	N/Aa

S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	21.96%	5.16%	9.28%	7.39%

Class IVc				6/14/02

Return Before Taxes	23.67%	7.71%	N/A	13.93%

S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	21.96%	5.16%	N/A	12.28%

a Information on the Fund’s return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code of 1986. Had the pool been subject to these restrictions, its performance may have been adversely affected.

c For the period from March 16, 2009 to August 12, 2009, no Class IV shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have higher expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO EMERGING MARKETS FUND

Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class II	Class III	Class IV	Class V	Class VI

Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%[1]	0.80%[1]	0.80%[1]	0.80%	0.80%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class II		Class III		Class IV		Class V		Class VI

Management fee	0.75%		0.75%		0.75%		0.75%		0.75%
Shareholder service fee	0.22%		0.15%		0.105%		0.085%		0.055%
Other expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[2]	[ ]	%[2]	[ ]	%[2]	[ ]	%[2]	[ ]	%[2]
Total annual operating expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[3]	([ ]	%)[3]	([ ]	%)[3]	([ ]	%)[3]	([ ]	%)[3]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%

1 [Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.]

2 [These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were [     ]% and [     ]%, respectively.]

3 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse each class of the Fund to the extent the class’s total annual operating expenses exceed the following amounts of the class’s average daily net assets: 0.95% for Class II shares, 0.90% for Class III shares, 0.85% for Class IV shares, 0.80% for Class V shares, and 0.77% for Class VI shares. Excluded Fund Fees and Expenses include expenses incurred indirectly by investment in underlying funds, custodial fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class II	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class V	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not considered to be “developed markets” by the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”).

 GMO EMERGING MARKETS FUND

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Smaller Company Risk – The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Focused Investment Risk (increased risk from focusing investments in a limited number of countries and geographic regions); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk); Fund of Funds Risk (risk that the underlying funds (including ETFs) in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); and

 GMO EMERGING MARKETS FUND

Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 31.90% (2Q2009)
Lowest Quarter: −30.50% (4Q2008)
Year-to-Date (as of 3/31/11): 4.49%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class IIa				11/29/96

Return Before Taxes	18.55%	9.91%	18.18%	11.80%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	10.11%

Class III				12/9/93

Return Before Taxes	18.59%	9.98%	18.28%	10.60%

Return After Taxes on Distributions	18.69%	7.30%	16.21%	9.00%

Return After Taxes on Distributions and Sale of Fund Shares	12.01%	8.15%	16.06%	8.96%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	8.12%

Class IV				1/9/98

Return Before Taxes	18.67%	10.03%	18.33%	13.92%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	13.29%

Class Vb				8/4/03

Return Before Taxes	18.78%	10.07%	N/A	20.37%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	N/A	21.47%

Class VI				6/30/03

Return Before Taxes	18.77%	10.10%	N/A	20.77%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	N/A	22.03%

a For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II’s higher total annual operating expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s actual total annual operating expenses during such periods upward by the current differential between “total annual operating expenses” for Class II and Class III shares shown in the Fund’s “Annual fund operating expenses” table).

b For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO EMERGING COUNTRIES FUND

Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.65%
Shareholder service fee	0.15%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were [     ]% and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 1.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not considered to be “developed market countries” by the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”).

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

 GMO EMERGING COUNTRIES FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Smaller Company Risk – The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Focused Investment Risk (increased risk from focusing investments in a limited number of countries and geographic regions); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk); Fund of Funds Risk (risk that the underlying funds (including ETFs) in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO EMERGING COUNTRIES FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 31.14% (2Q2009)
Lowest Quarter: −31.38% (4Q2008)
Year-to-Date (as of 3/31/11): 4.63%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				8/29/97

Return Before Taxes	20.47%	10.23%	17.59%	11.64%

Return After Taxes on Distributions	20.59%	7.33%	15.28%	9.85%

Return After Taxes on Distributions and Sale of Fund Shares	13.88%	8.44%	15.35%	9.97%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	10.48%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Investment objective
Total return.

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class II	Class III	Class IV	Class V	Class VI

Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	0.80%	0.80%	0.80%	0.80%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class II		Class III		Class IV		Class V		Class VI

Management fee	0.75%		0.75%		0.75%		0.75%		0.75%
Shareholder service fee	0.22%		0.15%		0.105%		0.085%		0.055%
Other expenses	[ ]	%[1]	[ ]	%[1]	[ ]	%[1]	[ ]	%[1]	[ ]	%[1]
Total annual fund operating expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[2]	([ ]	%)[2]	([ ]	%)[2]	([ ]	%)[2]	([ ]	%)[2]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%

1 [The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.]

2 [Subject to specifically identified exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.75% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, all or a portion of the Fund’s custodial fee (up to 0.10% per annum), investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*		3 Years		1 Year*		3 Years

Class II	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class V	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio Turnover
[The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from [     ], 2011 to February 28, 2011), the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.]

Principal Investment Strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not considered to be “developed markets” by the MSCI World Index or MSCI EAFE Index.

The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets (see “Name Policy”). The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and may include investments in companies located in

 GMO EMERGING DOMESTIC OPPORTUNITIES FUND

developed markets (e.g., the U.S.) that are related to, or whose prospects are linked to, emerging markets. The Fund does not seek to control risk relative to the MSCI Emerging Markets (EM) Index or any other securities index.

The Manager seeks to invest in countries, sectors and companies that it believes are most likely to benefit from domestic growth in emerging markets.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal Risks of Investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments related to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s equity investments in companies whose prospects are linked to the internal development and growth of emerging markets, creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Smaller Company Risk – The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the

 GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations. The Fund is also subject to risk because the Fund does not seek to control risk relative to a particular securities market index or benchmark.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Fund of Funds Risk (risk that the underlying funds (including ETFs) in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); and Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending).

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund
Investment Adviser:  Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Members (Length of Service)	Title

Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.
Emerging Markets	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO.

Additional Information

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO TAIWAN FUND

Investment objective
Total return in excess of that of its benchmark, the MSCI Taiwan Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.15%
Redemption fee (as a percentage of amount redeemed)	0.45%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III

Management fee	0.81%
Shareholder service fee	0.15%
Other expenses	[ ]	%[1]
Total annual fund operating expenses	[ ]	%

1 [“Other expenses” have been restated to reflect current fees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies doing business in, or otherwise tied economically to, Taiwan. The Fund may invest in companies of any market capitalization. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan (see “Name Policies”).

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select sectors and equity investments.

The Fund may invest a significant portion of its assets in securities of issuers in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services).

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund

 GMO TAIWAN FUND

were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries. Certain characteristics of Taiwan’s economy and geographic location also subject the Fund to risks. For example, Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of other Asian countries, which, similar to emerging market economies, are often characterized by over-extension of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency devaluations in any one country can have a significant effect on the entire region. Recently, the markets in some Asian countries have suffered significant downturns as well as significant volatility. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region. In particular, the Taiwanese economy is dependent on the economies of Asia, mainly those of Japan and China, and also the United States as key trading partners. Reduction in spending by any of these countries on Taiwanese products and services or negative changes in any of these economies may have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to the People’s Republic of China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the continual risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets. All of these risks could reduce the value of an investment in Taiwan Fund.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments tied economically to Taiwan, creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices;

 GMO TAIWAN FUND

derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 22.85% (3Q2010)
Lowest Quarter: −23.74% (4Q2008)
Year-to-Date (as of 3/31/11): −0.04%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Inception

Class III				10/4/02

Return Before Taxes	24.09%	8.44%	N/A	11.12%

Return After Taxes on Distributions[a]	23.80%	6.56%	N/A	9.72%

Return After Taxes on Distributions and Sale of Fund Shares[a]	15.76%	6.82%	N/A	9.47%

MSCI Taiwan Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	21.84%	8.74%	N/A	13.15%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO FLEXIBLE EQUITIES FUND

Investment objective
Total return in excess of that of its benchmark, the MSCI World Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class VI

Management fee	0.55%		0.55%
Shareholder service fee	0.15%		0.055%
Other expenses	[ ]	%	[ ]	%
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.55% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Fund is permitted to make equity investments of all types, including equity investments issued by foreign and/or U.S. companies, growth and/or value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited to how much it may invest in any market or type of equity investment, and may invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment. [As of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.]

The Manager uses multi-year forecasts of relative value and risk among countries and sectors of the global equity markets to determine the Fund’s strategic direction.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Fund does not seek to control risk relative to the MSCI World Index or any other benchmark.

 GMO FLEXIBLE EQUITIES FUND

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the market value of the Fund’s equity investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates additional risk. [As noted above, as of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.]

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Smaller Company Risk – The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Other principal risks of an investment in the Fund include Market Disruption and Geopolitical Risk (the risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); and Short Sales Risk (risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited).

 GMO FLEXIBLE EQUITIES FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 20.74% (2Q2009)
Lowest Quarter: −24.04% (1Q2009)
Year-to-Date (as of 3/31/11): −0.65%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/12/08

Return Before Taxes	2.22%	N/A	N/A	−1.66%

Return After Taxes on Distributions[a]	2.13%	N/A	N/A	−1.88%

Return After Taxes on Distributions and Sale of Fund Shares[a]	1.81%	N/A	N/A	−1.37%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	N/A	N/A	22.29%

Class VI				12/12/08

Return Before Taxes	2.27%	N/A	N/A	−1.56%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	N/A	N/A	22.29%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Divisions and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation Funds (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Investment objective
Total return greater than that of its benchmark, the MSCI EAFE Index (Hedged).

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.54%
Shareholder service fee	0.15%[1]
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%
Total annual operating expenses	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.54% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.54% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, International Small Companies Fund, and Flexible Equities Fund (collectively, the “underlying Funds”). In addition, the Fund may invest in securities directly, rather than through the underlying Funds. Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select the underlying Funds and decide how much to invest in each. The Manager shifts investments among the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Manager assesses the currency exposure of the underlying Funds’ holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund’s benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund. The Fund also may lend its portfolio securities.

 GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or underlying Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. An underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests will not perform as expected or that the Fund will invest in underlying Funds with higher fees or expenses.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged by the Fund or an underlying Fund); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 16.08% (2Q2003)
Lowest Quarter: −15.63% (3Q2002)
Year-to-Date (as of 3/31/11): 0.43%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				6/30/95

Return Before Taxes	7.72%	0.81%	4.10%	7.65%

Return After Taxes on Distributions	7.72%	−2.90%	0.90%	3.56%

Return After Taxes on Distributions and Sale of Fund Shares	5.02%	3.99%	4.46%	6.06%

MSCI EAFE Index (Hedged) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	5.60%	0.07%	0.59%	5.97%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	5.09%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO DOMESTIC BOND FUND

Investment objective
Total return in excess of that of its benchmark, the Barclays Capital U.S. Government Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class VI

Management fee	0.10%[1]		0.10%[1]
Shareholder service fee	0.15%[1]		0.055%[1]
Other expenses	[ ]	%	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[2]	[ ]	%[2]
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	[ ]	%	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.10% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.10% of the Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees. In addition to these contractual expense limitations, the Manager has voluntarily agreed to waive the Fund’s management fee by 0.05% and to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.05% of the Fund’s average daily net assets (excluding the Fund’s Excluded Fund Fees and Expenses described above). The Manager may change or terminate these voluntary waivers and reimbursements at any time. During any period for which these voluntary waivers and reimbursements are in effect, the Fund will incur management fees at an annual rate lower than 0.10% of the Fund’s average daily net assets, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower than the amounts shown in the table.]

2 [The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and as restated) and interest expense were [     ]% and [     ]%, respectively.]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

Historically, the Fund has implemented its strategies: (i) synthetically by using exchange-traded and over-the-counter derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. The Fund principally holds shares of Short-Duration Collateral Fund (“SDCF”) (a Fund that invests primarily in U.S. asset-backed securities).

The Fund has also invested in and may continue to hold:

•	U.S. bonds (including U.S. government bonds, U.S. corporate bonds and asset-backed securities);

•	derivatives, including without limitation, futures contracts, reverse repurchase agreements, credit default swaps, and other swap contracts;

•	shares of U.S. Treasury Fund (for liquidity management purposes); and

•	foreign bonds.

 GMO DOMESTIC BOND FUND

Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds tied economically to the U.S. (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO DOMESTIC BOND FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 7.29% (3Q2009)
Lowest Quarter: −6.39% (4Q2008)
Year-to-Date (as of 3/31/11): 1.51%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				8/18/94

Return Before Taxes	9.06%	5.39%	5.71%	6.54%

Return After Taxes on Distributions	8.64%	3.52%	3.78%	4.13%

Return After Taxes on Distributions and Sale of Fund Shares	5.88%	3.51%	3.63%	4.14%

Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	5.52%	5.45%	5.42%	6.34%

Class VI				7/26/05

Return Before Taxes	9.14%	5.47%	N/A	5.18%

Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	5.52%	5.45%	N/A	5.16%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO CORE PLUS BOND FUND

Investment objective
Total return in excess of that of its benchmark, the Barclays Capital U.S. Aggregate Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV

Management fee	0.25%		0.25%
Shareholder service fee	0.15%[1]		0.10%[1]
Other expenses	[ ]	%[2]	[ ]	%[2]
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[3]	[ ]	%[3]
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	[ ]	%	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

2 [The amounts include interest expense incurred by the Fund as a result of payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008. Other expenses (before addition of interest expense) and interest expense were [     ]% and [     ]%, respectively.]

3 [The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and as restated) and interest expense were [     ]% and [     ]%, respectively.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund seeks to add value relative to its benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In selecting global interest rate and currency positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager considers the relative values offered across global interest rate and currency markets, and assesses the merits of overweighting or underweighting positions in currencies and interest rates of the G-10 markets (i.e., Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom and the United States). The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

 GMO CORE PLUS BOND FUND

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

•	bonds denominated in various currencies, including foreign and U.S. government securities, asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit, and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for liquidity management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately [     ] years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of

 GMO CORE PLUS BOND FUND

counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 9.12% (3Q2009)
Lowest Quarter: −15.24% (4Q2008)
Year-to-Date (as of 3/31/11): 1.54%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				4/30/97

Return Before Taxes	13.27%	2.91%	5.14%	5.62%

Return After Taxes on Distributions	10.56%	−0.60%	2.19%	2.75%

Return After Taxes on Distributions and Sale of Fund Shares	8.62%	0.36%	2.62%	3.08%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.30%

Class IV				7/26/05

Return Before Taxes	13.31%	2.93%	N/A	3.08%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	N/A	5.46%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO INTERNATIONAL BOND FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.25%
Shareholder service fee	0.15%[1]
Other expenses	[ ]	%[2]
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[3]
Total annual operating expenses	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

2 [Other expenses have been restated to reflect current fees. The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. Other expenses (before addition of interest expense) and interest expense were [     ]% and less than [     ]%, respectively.]

3 [The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and as restated) and interest expense were [     ]% and [     ]%, respectively.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund seeks to add value relative to its benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In selecting global interest rate and currency positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager considers the relative values offered across global interest rate and currency markets, and assesses the merits of overweighting or underweighting positions in currencies and interest rates of the G-10 markets (i.e., Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom and the United States). The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

 GMO INTERNATIONAL BOND FUND

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

•	foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government securities, asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit, and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for liquidity management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately [     ] years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

 GMO INTERNATIONAL BOND FUND

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 15.75% (2Q2002)
Lowest Quarter: −12.23% (4Q2008)
Year-to-Date (as of 3/31/11): 1.86%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/22/93

Return Before Taxes	14.03%	5.16%	6.99%	7.07%

Return After Taxes on Distributions	12.10%	1.22%	3.43%	3.78%

Return After Taxes on Distributions and Sale of Fund Shares	9.09%	2.04%	3.86%	4.07%

J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	8.01%	7.64%	6.41%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO STRATEGIC FIXED INCOME FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class VI

Management fee	0.25%		0.25%
Shareholder service fee	0.15%[1]		0.055%[1]
Other expenses	[ ]	%	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[2]	[ ]	%[2]
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	[ ]	%	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

2 [The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and as restated) and interest expense were [     ]% and [     ]%, respectively.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration, or credit quality) and under normal circumstances invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities (see “Name Policies”). The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (also known as “junk bonds”). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to:

•	investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities;

•	below investment grade bonds (also known as “junk bonds”);

 GMO STRATEGIC FIXED INCOME FUND

•	inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and

•	asset-backed securities.

The Fund has substantial holdings of Short-Duration Collateral Fund (“SDCF”) (a Fund that invests primarily in U.S. asset-backed securities) and World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).

The Fund may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including SDCF and Overlay Fund, and also Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for liquidity management purposes). In addition, the Fund may invest in unaffiliated money market funds.

The Fund, primarily though its investments in SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s current outlook on different sectors of the bond market.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the

 GMO STRATEGIC FIXED INCOME FUND

Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities,which may adversely affect the value of the Fund’s foreign investments, with the Fund’s investments in emerging countries subject to this risk to a greater extent); Currency Risk (risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies); Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies with high positive correlations to one another); Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 8.76% (2Q2009)
Lowest Quarter: −17.50% (4Q2008)
Year-to-Date (as of 3/31/11): 2.05%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/13/06

Return Before Taxes	5.18%	N/A	N/A	1.45%

Return After Taxes on Distributions	3.96%	N/A	N/A	−0.10%

Return After Taxes on Distributions and Sale of Fund Shares	3.35%	N/A	N/A	0.31%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	N/A	N/A	3.19%

Class VI				5/31/06

Return Before Taxes	5.22%	N/A	N/A	1.54%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	N/A	N/A	3.24%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan).

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.25%
Shareholder service fee	0.15%[1]
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[2]
Total annual operating expenses	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

2 [The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and as restated) and interest expense were [     ]% and [     ]%, respectively.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund seeks to add value relative to its benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In selecting global interest rate and currency positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager considers the relative values offered across global interest rate and currency markets, and assesses the merits of overweighting or underweighting positions in currencies and interest rates of the G-10 markets (i.e., Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom and the United States). The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

 GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

•	bonds denominated in various currencies, including foreign and U.S. government securities, asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit, and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for liquidity management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars.

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately [     ] years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

 GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 8.23% (3Q2009)
Lowest Quarter: −11.09% (4Q2008)
Year-to-Date (as of 3/31/11): −0.37%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				9/30/94

Return Before Taxes	11.70%	2.44%	4.62%	8.02%

Return After Taxes on Distributions	9.94%	0.93%	2.37%	4.62%

Return After Taxes on Distributions and Sale of Fund Shares	7.61%	1.19%	2.57%	4.79%

J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	3.71%	4.18%	5.03%	7.05%

J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)+ (Composite index)	3.71%	4.18%	4.91%	7.11%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO GLOBAL BOND FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.19%
Shareholder service fee	0.15%[1]
Other expenses	[ ]	%[2]
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[3]
Total annual operating expenses	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

2 [The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. Other expenses (before addition of interest expense) and interest expense were [     ]% and less than [     ]%, respectively.]

3 [The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were [     ]%, [     ]%, and 0.01%, respectively.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund seeks to add value relative to its benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In selecting global interest rate and currency positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager considers the relative values offered across global interest rate and currency markets, and assesses the merits of overweighting or underweighting positions in currencies and interest rates of the G-10 markets (i.e., Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom and the United States). The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

 GMO GLOBAL BOND FUND

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

•	foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government securities, asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit, and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for liquidity management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately [     ] years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

 GMO GLOBAL BOND FUND

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 13.28% (2Q2002)
Lowest Quarter: −12.70% (4Q2008)
Year-to-Date (as of 3/31/11): 1.67%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/28/95

Return Before Taxes	14.14%	5.27%	6.54%	6.19%

Return After Taxes on Distributions	11.10%	2.81%	3.37%	3.40%

Return After Taxes on Distributions and Sale of Fund Shares	9.12%	3.04%	3.65%	3.58%

J.P. Morgan Global Government Bond Index (reflects no deduction for fees, expenses, or taxes)	6.42%	7.35%	7.12%	5.88%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO EMERGING COUNTRY DEBT FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan Emerging Markets Bond Index Global (EMBIG).

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV

Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV

Management fee	0.35%		0.35%
Shareholder service fee	0.15%	[1]	0.10%	[1]
Other expenses	[ ]%	[2]	[ ]%	[2]
Acquired fund fees and expenses (underlying fund expenses)	[ ]%	[3]	[ ]%	[3]
Total annual operating expenses (Fund and underlying fund expenses)	[ ]%		[ ]%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.]

2 [The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008. Other expenses (before addition of interest expense) and interest expense were [     ]% and [     ]%, respectively.]

3 [The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and as restated) and interest expense were [     ]% and less than [     ]%, respectively.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund invests primarily in sovereign debt of emerging countries denominated in currencies of the G10 markets (i.e., Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom and the United States). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). The term “emerging countries” means the world’s less developed countries. The Fund typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. The Fund also invests in U.S. and foreign asset-backed securities (including through Short-Duration Collateral Fund (“SDCF”) and World Opportunity Overlay Fund (“Overlay Fund”)). The Fund invests a substantial portion of its assets in below investment grade securities (also known as “junk bonds”). Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars.

In pursuing its investment objective, the Fund also typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the G10 markets), reverse repurchase agreements, and futures. The Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify investments the Manager believes are undervalued. The Manager also determines country allocations based on its outlook for a country.

 GMO EMERGING COUNTRY DEBT FUND

In addition, the Fund may invest in unaffiliated money market funds.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to cause the Fund’s estimated interest rate duration to approximate that of its benchmark (approximately [  ] years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads. The Fund is also subject to this risk because a large portion of the Fund’s assets are denominated in, or hedged into, U.S. dollars.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in rapidly declining markets, the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. Sovereign debt of emerging countries is not widely traded and may be subject to purchase and sale restrictions. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund’s investments is likely to exceed that of its benchmark.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Focused Investment Risk (increased risk from focusing investments in a limited number of countries, regions,

 GMO EMERGING COUNTRY DEBT FUND

sectors or companies); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 20.29% (3Q2009)
Lowest Quarter: −23.39% (4Q2008)
Year-to-Date (as of 3/31/11): 2.53%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				4/19/94

Return Before Taxes	24.39%	9.34%	14.88%	17.00%

Return After Taxes on Distributions	19.02%	5.30%	10.08%	10.87%

Return After Taxes on Distributions and Sale of Fund Shares	15.35%	5.64%	10.06%	10.94%

J.P. Morgan EMBIG (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	12.04%	8.36%	10.29%	12.08%

J.P. Morgan EMBIG+ (Composite index)	12.04%	8.36%	10.29%	11.98%

Class IV				1/9/98

Return Before Taxes	24.50%	9.40%	14.95%	12.79%

J.P. Morgan EMBIG (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	12.04%	8.36%	10.29%	9.94%

J.P. Morgan EMBIG+ (Composite index)	12.04%	8.36%	10.29%	9.83%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO SHORT-DURATION INVESTMENT FUND

Investment objective
Provide current income.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.05%
Shareholder service fee	0.15%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and as restated) and interest expense were [     ]% and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.05% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.05% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

Historically, the Fund has sought to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund primarily holds shares of Short Duration Collateral Fund (“SDCF”). SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF has also used other exchange-traded and over-the-counter (“OTC”) derivatives. The Fund also has invested directly in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers’ acceptances, and other bank obligations.

Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

 GMO SHORT-DURATION INVESTMENT FUND

The Fund is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO SHORT-DURATION INVESTMENT FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 6.11% (2Q2009)
Lowest Quarter: −10.36% (4Q2008)
Year-to-Date (as of 3/31/11): 0.72%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.*

Class III				4/18/90

Return Before Taxes	4.90%	2.42%	2.00%	4.10%

Return After Taxes on Distributions	4.68%	1.20%	0.76%	2.30%

Return After Taxes on Distributions and Sale of Fund Shares	3.18%	1.35%	0.98%	2.42%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	3.37%	2.99%	4.43%

* For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO SHORT-DURATION COLLATERAL FUND

Investment objective
Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.00%
Other expenses	0.04%[1]
Total annual fund operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008. Other expenses (before addition of interest expense) and interest expense were [     ]% and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include investment-related costs and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

GMO Short-Duration Collateral Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

The Fund primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund has also used other exchange-traded and over-the-counter (“OTC”) derivatives.

Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

 GMO SHORT-DURATION COLLATERAL FUND

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Market Disruption and Geopolitical Risk (the risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO SHORT-DURATION COLLATERAL FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns
Years Ending December 31

Highest Quarter: 9.78% (2Q2009)
Lowest Quarter: −15.22% (4Q2008)
Year-to-Date (as of 3/31/11): 1.56%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

				11/26/02

Return Before Taxes	10.14%	3.65%	N/A	3.21%

Return After Taxes on Distributions[a]	9.61%	2.31%	N/A	2.12%

Return After Taxes on Distributions and Sale of Fund Shares[a]	6.57%	2.31%	N/A	2.06%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	3.37%	N/A	2.86%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO SHORT-DURATION COLLATERAL SHARE FUND

Investment objective
Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class VI

Management fee	0.05%		0.05%
Shareholder service fee	0.15%		0.055%
Other expenses	[ ]	%	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]	[ ]	%[1]
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement	([ ]	%)[2]	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%	[ ]	%

1 [The amounts reflect the indirect net expenses associated with the Fund’s investment in Short-Duration Collateral Fund (“SDCF”) and include interest expense that may be incurred by SDCF. Net fees and expenses of SDCF (before addition of interest expense) and interest expense were [     ]% and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.05% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in SDCF and other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.05% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund invests substantially all of its assets in Short-Duration Collateral Fund (“SDCF”) (see page [  ] for a discussion of SDCF). The Fund also may invest in U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are substantially similar to those of SDCF. SDCF is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments, and commercial paper, and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF has also used exchange-traded and over-the-counter (“OTC”) derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for SDCF.

 GMO SHORT-DURATION COLLATERAL SHARE FUND

Since October of 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes these amounts to its shareholders, the Fund’s distributions similarly could constitute a return of capital to Fund shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in SDCF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through SDCF, which include those outlined in the following brief summary of principal risks. For a more complete discussion of these risks, see “Description of Principal Risks.” The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified.

•	Market Risk – Fixed Income Securities – Typically, the value of SDCF’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent SDCF from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO SHORT-DURATION COLLATERAL SHARE FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 9.62% (2Q2009)
Lowest Quarter: −14.97% (4Q2008)
Year-to-Date (as of 3/31/11): 1.52%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/28/06

Return Before Taxes	9.92%	N/A	N/A	3.00%

Return After Taxes on Distributions	9.54%	N/A	N/A	1.78%

Return After Taxes on Distributions and Sale of Fund Shares	6.45%	N/A	N/A	1.81%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	N/A	N/A	2.90%

Class VIa				3/1/06

Return Before Taxes	9.92%	N/A	N/A	3.43%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	N/A	N/A	3.33%

a As of the date of this Prospectus, no Class VI shares of the Fund have been outstanding since February 27, 2007. The returns shown in the table for that period are those of Class III shares, which have higher expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO INFLATION INDEXED PLUS BOND FUND

Investment objective
Total return in excess of that of its benchmark, the Barclays Capital U.S. Treasury Inflation Notes Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class VI

Management fee	0.25%		0.25%
Shareholder service fee	0.15%[1]		0.055%[1]
Other expenses	[ ]	%	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[2]	[ ]	%[2]
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	[ ]	%	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

2 [The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and as restated) and interest expense were [     ]% and [     ]%, respectively.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund seeks to add value relative to its benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In selecting global interest rate and currency positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager considers the relative values offered across global interest rate and currency markets, and assesses the merits of overweighting or underweighting positions in currencies and interest rates of the G-10 markets (i.e., Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom and the United States). The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to inflation indexed bonds and/or the global interest rate, credit and currency markets);

 GMO INFLATION INDEXED PLUS BOND FUND

•	inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations;

•	non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position);

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit, and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for liquidity management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposures to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in inflation indexed bonds (see “Name Policies”). For purposes of this Prospectus, the term “inflation indexed bonds” includes instruments that are “linked” to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Market Risk – Fixed Income Securities – Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads. In addition, increases in real interest rates may not be accompanied by increases in nominal interest rates. In such instances, the value of inflation indexed bonds may experience greater declines than non-inflation indexed (or nominal) fixed income investments with similar maturities. There can be no assurance that the value of the Fund’s inflation indexed bond investments will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

 GMO INFLATION INDEXED PLUS BOND FUND

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 9.31% (3Q2009)
Lowest Quarter: −21.90% (4Q2008)
Year-to-Date (as of 3/31/11): 2.92%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				6/29/06

Return Before Taxes	13.93%	N/A	N/A	3.96%

Return After Taxes on Distributions	11.45%	N/A	N/A	0.70%

Return After Taxes on Distributions and Sale of Fund Shares	9.20%	N/A	N/A	1.41%

Barclays Capital U.S. Treasury Inflation Notes Index (reflects no deduction for fees, expenses, or taxes)	6.31%	N/A	N/A	6.46%

Class VI				5/31/06

Return Before Taxes	14.15%	N/A	N/A	3.98%

Barclays Capital U.S. Treasury Inflation Notes Index (reflects no deduction for fees, expenses, or taxes)	6.31%	N/A	N/A	6.31%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO U.S. TREASURY FUND

Investment objective
Liquidity and safety of principal with current income as a secondary objective.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.08%[1]
Other expenses	[ ]	%
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.08% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include investment-related costs and other expenses described under “Expense Reimbursement” in this Prospectus. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees. In addition to this contractual expense limitation, the Manager has voluntarily agreed to waive the Fund’s management fee and to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets (excluding the Fund’s Excluded Fund Fees and Expenses described above). The Manager may change or terminate these voluntary waivers and reimbursements at any time. During any period for which these voluntary waivers and reimbursements are in effect, the Fund will incur management fees at an annual rate lower than 0.08% of the Fund’s average daily net assets, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower than the amount shown in the table.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years

GMO U.S. Treasury Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund primarily invests in U.S. Treasury securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities.

The Fund may also enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent on, among other things, the Fund’s having an interest in the security that can be realized in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, the Fund also may invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). The Fund also may invest in unaffiliated money market funds.

The Fund normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may own a security with a stated or remaining maturity of greater than one year.

 GMO U.S. TREASURY FUND

Although the Fund primarily invests in short-term obligations, it is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain an interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

In selecting U.S. Treasury securities for the Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s U.S. Treasury and other fixed income securities will decline during periods of rising interest rates, and yields on the Fund’s securities may equal or approach zero under some market conditions.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. Securities issued by the U.S. Treasury or U.S. government agencies generally present minimal credit risk. However, a security backed by the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

•	Focused Investment Risk – Focusing investments in a particular type of security (e.g., Direct U.S. Treasury Obligations) creates additional risk.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Another principal risk of an investment in the Fund includes Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally).

 GMO U.S. TREASURY FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return
Years Ending December 31

Highest Quarter: 0.07% (2Q2010)
Lowest Quarter: −0.02% (1Q2010)
Year-to-Date (as of 3/31/11): 0.03%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

				3/17/09

Return Before Taxes	0.10%	N/A	N/A	0.21%

Return After Taxes on Distributions	0.05%	N/A	N/A	0.14%

Return After Taxes on Distributions and Sale of Fund Shares	0.06%	N/A	N/A	0.14%

Citigroup 3 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	N/A	N/A	0.14%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO ASSET ALLOCATION BOND FUND

Investment objective
Total return in excess of that of its benchmark, the Citigroup 3 Month Treasury Bill Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class VI

Management fee	0.25%		0.25%
Shareholder service fee	0.15%[1]		0.055%[1]
Other expenses	[ ]	%[2]	[ ]	%[2]
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver	[ ]	%	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

2 [The amounts have been restated to reflect current fees of certain underlying funds and include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. Other expenses (before addition of interest expense) and interest expense were [     ]% and [     ]%, respectively.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality) and under normal circumstances invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•	investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities;

•	below investment grade bonds (also known as “junk bonds”);

•	inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations;

 GMO ASSET ALLOCATION BOND FUND

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as “junk bonds”)); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for liquidity management purposes). In addition, the Fund may invest in unaffiliated money market funds.

The Fund may invest up to 100% of its assets in below investment grade bonds. The Fund also may hold securities that are downgraded to below investment grade status after they were purchased by the Fund.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s current outlook on different sectors of the bond market.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities, which may adversely affect the value of the Fund’s foreign investments, with the Fund’s investments in emerging countries subject to this risk to a greater extent); Currency Risk (risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies); Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies with high positive correlations to one another); Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur

 GMO ASSET ALLOCATION BOND FUND

additional expenses as a result of such investments); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 1.83% (3Q2010)
Lowest Quarter: −0.36% (4Q2010)
Year-to-Date (as of 3/31/11): 1.94%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				3/27/09

Return Before Taxes	4.02%	N/A	N/A	5.85%

Return After Taxes on Distributions	0.95%	N/A	N/A	3.49%

Return After Taxes on Distribution and Sale of Fund Shares	2.63%	N/A	N/A	3.66%

Citigroup 3 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	N/A	N/A	0.14%

Class VI				3/18/09

Return Before Taxes	4.14%	N/A	N/A	6.24%

Citigroup 3 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	N/A	N/A	0.14%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class VI

Management fee	0.25%		0.25%
Shareholder service fee	0.15%[1]		0.055%[1]
Other expenses	[ ]	%[2]	[ ]	%[2]
Total annual operating expenses	[ ]	%[2]	[ ]	%[2]
Expense reimbursement/waiver	([ ]	%)[1,2]	([ ]	%)[1,2]
Total annual operating expenses after expense reimbursement/waiver	[ ]	%[2]	[ ]	%[2]

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

2 [The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years

Class III	$	[ ]	$	[ ]
Class VI	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal investment strategies
The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality) and under normal circumstances invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” refers to any fixed income security, which includes (i) obligations of an issuer to make payments of principal and/or interest on future dates, (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option), and (iii) instruments with variable interest payments. While the Fund principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•	foreign government securities and other investment grade bonds denominated in various currencies, including securities issued by the U.S. government, and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities;

•	below investment grade bonds (also known as “junk bonds”);

•	inflation indexed bonds issued by foreign governments and the U.S. government, and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as “junk bonds”); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund may also invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

 GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for liquidity management purposes). In addition, the Fund may invest in unaffiliated money market funds.

The Fund may invest up to 100% of its assets in below investment grade bonds. The Fund also may hold securities that are downgraded to below investment grade status after they were purchased by the Fund.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s current outlook on different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Market Risk – Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

 GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in countries, regions or sectors or in industries with high positive correlations to one another); Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO U.S. EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the Russell 3000 Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	[0.00]	%
Redemption fee (as a percentage of amount redeemed)	[0.00]	%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were [     ]% and less than [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses) exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of Flexible Equities Fund (together with the U.S. Equity Funds, the “underlying Funds”). In addition, the Fund may hold securities directly. The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization). The Fund also may have exposure to foreign equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth, and real estate/REIT) to select the underlying Funds in

 GMO U.S. EQUITY ALLOCATION FUND

which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or the underlying Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. An underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Smaller Company Risk – The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments.

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Real Estate Risk (risk to an underlying Fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund’s investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Leveraging Risk (increased

 GMO U.S. EQUITY ALLOCATION FUND

risk of loss from use of derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares*
Years Ending December 31

Highest Quarter: 18.06% (2Q2003)
Lowest Quarter: −16.54% (3Q2002)
Year to Date (as of 3/31/11): 4.15%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/31/92

Return Before Taxes	7.70%	1.24%	4.15%	9.97%

Return After Taxes on Distributions	7.38%	0.17%	3.24%	6.15%

Return After Taxes on Distributions and Sale of Fund Shares	5.38%	1.90%	3.59%	7.07%

Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	8.29%

Russell 3000++ Index (Composite index)	16.93%	2.74%	2.03%	8.51%

* The Fund’s performance during 2001 was positively affected by approximately 7.50% as a result of the Fund’s receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation Funds	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO INTERNATIONAL EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the MSCI ACWI ex-U.S. Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	[0.21]	%
Redemption fee (as a percentage of amount redeemed)	[0.21]	%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [Amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were [     ]% and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund, and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

 GMO INTERNATIONAL EQUITY ALLOCATION FUND

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. An underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

 GMO INTERNATIONAL EQUITY ALLOCATION FUND

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Commodities Risk (value of an underlying Fund’s shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Short Sales Risk (risk that an underlying Fund’s loss on the short sale of securities that it does not own is unlimited); Market Risk – Fixed Income Securities (risk that the value of fixed income securities will decline during periods of rising interest rates and/or widening of credit spreads); Market Risk – Asset-Backed Securities (risk that asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value); Credit Risk (risk of default of an issuer or guarantor of a portfolio security); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 21.94% (2Q2009)
Lowest Quarter: −20.16% (3Q2008)
Year-to-Date (as of 3/31/11): 3.35%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				10/11/96

Return Before Taxes	12.55%	4.55%	9.89%	8.61%

Return After Taxes on Distributions	12.29%	2.28%	8.11%	6.73%

Return After Taxes on Distributions and Sale of Fund Shares	8.32%	3.51%	8.23%	6.83%

MSCI ACWI Ex-U.S. Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.15%	4.82%	5.55%	5.93%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the MSCI EAFE Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	[0.00]	%
Redemption fee (as a percentage of amount redeemed)	[0.00]	%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were [     ]% and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund, and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

 GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. An underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

 GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Commodities Risk (value of an underlying Fund’s shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Short Sales Risk (risk that an underlying Fund’s loss on the short sale of securities that it does not own is unlimited); Market Risk – Fixed Income Securities (risk that the value of fixed income securities will decline during periods of rising interest rates and/or widening of credit spreads); Market Risk – Asset-Backed Securities (risk that asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value); Credit Risk (risk of default of an issuer or guarantor of a portfolio security); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 19.55% (2Q2009)
Lowest Quarter: −18.80% (3Q2008)
Year-to-Date (as of 3/31/11): 2.96%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				06/05/06

Return Before Taxes	10.86%	N/A	N/A	1.29%

Return After Taxes on Distributions	10.65%	N/A	N/A	−0.24%

Return After Taxes on Distributions and Sale of Fund Shares	7.33%	N/A	N/A	0.79%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	N/A	N/A	0.31%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO GLOBAL EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the MSCI ACWI Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	[0.13]	%
Redemption fee (as a percentage of amount redeemed)	[0.13]	%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were [     ]% and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund, and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

 GMO GLOBAL EQUITY ALLOCATION FUND

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. An underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater market risk and liquidity risk resulting from investments in companies with smaller market capitalizations); Commodities Risk (value of an underlying Fund’s shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies or

 GMO GLOBAL EQUITY ALLOCATION FUND

that the U.S. dollar will decline in value relative to a foreign currency being hedged); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Real Estate Risk (risk to an underlying Fund that concentrates its assets in real estate related investments that factors affecting the real estate industry may cause the value of the Fund’s investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying Fund’s loss on the short sale of securities that it does not own is unlimited); Market Risk – Fixed Income Securities (risk that the value of fixed income securities will decline during periods of rising interest rates and/or widening of credit spreads); Market Risk – Asset-Backed Securities (risk that asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value); Credit Risk (risk of default of an issuer or guarantor of a portfolio security); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 18.79% (2Q2003)
Lowest Quarter: −15.65% (4Q2008)
Year-to-Date (as of 3/31/11): 3.49%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				11/26/96

Return Before Taxes	9.69%	3.14%	6.87%	8.30%

Return After Taxes on Distributions	9.45%	1.49%	5.38%	6.00%

Return After Taxes on Distributions and Sale of Fund Shares	6.52%	2.40%	5.59%	6.22%

MSCI ACWI Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.67%	3.44%	3.20%	5.26%

MSCI ACWI+ Index (Composite index)	12.67%	2.24%	2.12%	5.37%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the MSCI World Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	[0.00]	%
Redemption fee (as a percentage of amount redeemed)	[0.00]	%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were [     ]% and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund, and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

 GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. An underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater market risk and liquidity risk resulting from investments in companies with smaller market capitalizations); Commodities Risk (value of an underlying Fund’s shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies or that the U.S. dollar will decline in value relative to a foreign currency being hedged); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Real Estate Risk (risk to an underlying Fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the underlying Fund’s investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying Fund’s loss on the short sale of securities that it does not own is unlimited); Market Risk – Fixed Income Securities (risk that the value of fixed income securities will

 GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

decline during periods of rising interest rates and/or widening of credit spreads); Market Risk – Asset-Backed Securities (risk that asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value); Credit Risk (risk of default of an issuer or guarantor of a portfolio security); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Year Ending December 31

Highest Quarter: 14.41% (3Q2010)
Lowest Quarter: −15.27% (4Q2008)
Year-to-Date (as of 3/31/11): 3.34%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				6/16/05

Return Before Taxes	9.00%	3.25%	N/A	4.76%

Return After Taxes on Distributions	8.75%	2.12%	N/A	3.61%

Return After Taxes on Distributions and Sale of Fund Shares	6.18%	2.59%	N/A	3.87%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	3.88%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO GLOBAL BALANCED ASSET ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the GMO Global Balanced Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	[0.09]	%
Redemption fee (as a percentage of amount redeemed)	[0.09]	%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were [     ]%, [     ]%, and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This contractual expense limitation continues through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager, however, intends to invest at least 25% of the Fund’s assets in fixed income investments and at least 25% in equity investments.

 GMO GLOBAL BALANCED ASSET ALLOCATION FUND

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. An underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk – Fixed Income Securities – Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Commodities Risk (value of an underlying Fund’s shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies or that the U.S. dollar will decline in value relative to a foreign currency being hedged); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Credit Risk (risk of default of an issuer or guarantor of a portfolio security); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Real Estate Risk (risk to an underlying Fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund’s investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying Fund’s loss on the short sale of securities that it does not own is unlimited); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

 GMO GLOBAL BALANCED ASSET ALLOCATION FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices, and composite indices, including the Fund’s benchmark, computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 14.27% (2Q2003)
Lowest Quarter: −9.87% (3Q2001)
Year-to-Date (as of 3/31/11): 2.60%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				6/28/96

Return Before Taxes	7.19%	5.18%	7.63%	7.95%

Return After Taxes on Distributions	6.72%	3.22%	5.87%	5.74%

Return After Taxes on Distributions and Sale of Fund Shares	4.83%	3.55%	5.77%	5.73%

MSCI ACWI Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.67%	3.44%	3.20%	5.62%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.35%

GMO Global Balanced Index (Fund benchmark)	11.05%	4.31%	3.98%	6.61%

Global Balanced Benchmark+ Index (Composite index)	11.05%	4.31%	2.49%	5.12%

* The Fund commenced operations on June 28, 1996 with two classes of shares – Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	[0.00]	%
Redemption fee (as a percentage of amount redeemed)	[0.00]	%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were [     ]%, [     ]%, and less than [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may have exposure to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

 GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. An underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk – Fixed Income Securities – Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

 GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Commodities Risk (value of an underlying Fund’s shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies or that the U.S. dollar will decline in value relation to a foreign currency being hedged); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Credit Risk (risk of default of an issuer or guarantor of a portfolio security); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Real Estate Risk (risk to an underlying Fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund’s investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying Fund’s loss on the short sale of securities that it does not own is unlimited); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Year Ending December 31

Highest Quarter: 11.73% (2Q2009)
Lowest Quarter: −10.19% (4Q2008)
Year-to-Date (as of 3/31/11): 2.98%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				5/31/05

Return Before Taxes	7.96%	5.53%	N/A	6.72%

Return After Taxes on Distributions	7.57%	3.86%	N/A	5.09%

Return After Taxes on Distributions and Sale of Fund Shares	5.42%	4.03%	N/A	5.08%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	4.14%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	N/A	5.26%

GMO Strategic Opportunities Allocation Index (Fund benchmark)	10.90%	3.63%	N/A	4.76%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO BENCHMARK-FREE ALLOCATION FUND

Investment objective
The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices (i.e., the Fund seeks positive return, not “relative” return).

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	[0.09]	%
Redemption fee (as a percentage of amount redeemed)	[0.09]	%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were [     ]%, [     ]%, and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do not sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund implements its strategy by allocating its assets among asset classes represented by the underlying Funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries).

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its

 GMO BENCHMARK-FREE ALLOCATION FUND

assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. An underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk — Fixed Income Securities – Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Smaller Company Risk – From time to time, the Fund may allocate part or all of its assets to investments in companies with smaller market capitalizations. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Currency Risk – The Fund runs the risk that fluctuations in exchange rates will adversely affect the value of foreign currency holdings and investments denominated in foreign currencies.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Credit Risk (risk of default of an issuer or guarantor of a portfolio security); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Commodities Risk (value of an underlying Fund’s shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other

 GMO BENCHMARK-FREE ALLOCATION FUND

derivatives and securities lending); Real Estate Risk (risk to an underlying Fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund’s investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying Fund’s loss on the short sale of securities that it does not own is unlimited); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 9.19% (2Q2009)
Lowest Quarter: −6.90% (4Q2008)
Year-to-Date (as of 3/31/11): 1.92%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/23/03

Return Before Taxes	4.72%	7.11%	N/A	12.00%

Return After Taxes on Distributions	4.19%	4.42%	N/A	9.27%

Return After Taxes on Distributions and Sale of Fund Shares	3.14%	4.86%	N/A	9.18%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	7.14%

Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.25%	2.18%	N/A	2.47%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

 GMO ALPHA ONLY FUND

Investment objective
Seeks to outperform the Fund’s benchmark, the Citigroup 3 Month Treasury Bill Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III		Class IV

Purchase premium (as a percentage of amount invested)	[0.00]	%	[0.00]	%
Redemption fee (as a percentage of amount redeemed)	[0.00]	%	[0.00]	%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV

Management fee	0.50%		0.50%
Shareholder service fee	0.15%[1]		0.10%[1]
Other expenses	[ ]	%	[ ]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[2]	[ ]	%[2]
Total annual operating expenses	[ ]	%	[ ]	%
Expense reimbursement/waiver	([ ]	%)[1]	([ ]	%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	[ ]	%	[ ]	%

1 [Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in underlying funds, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.50% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

2 [The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premium and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were [     ]% and [     ]%, respectively.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares								If you do no sell your shares
	1 Year*		3 Years		5 Years		10 Years		1 Year*		3 Years		5 Years		10 Years

Class III	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class IV	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund’s investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, the Fund invests primarily in shares of the U.S. Equity Funds and the International Equity Funds, and also may invest in shares of Emerging Country Debt Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may gain long investment exposure by investing in securities directly, rather than through the underlying Funds.

To gain short investment exposure, the Fund may use over-the-counter and exchange-traded derivatives (including futures, swap contracts, and currency forwards) and by making short sales of securities (e.g., shares of exchange-traded funds), including short sales of securities the Fund does not own.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the foreign equity asset class and quality

 GMO ALPHA ONLY FUND

stocks in the U.S. equity and emerging country equity asset classes) to select the underlying Funds and securities in which the Fund invests or takes short positions and to decide how much to invest and/or short in each. The Manager changes the Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or the underlying Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. The Fund or an underlying Fund also may invest in equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. In addition, the value of the Fund’s shares will be adversely affected if the equity investments that are the subject of the Fund’s short positions appreciate in value.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent a Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

•	Market Risk – Fixed Income Securities – Typically, the value of fixed income securities will decline during periods of rising interest rates and widening credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities may experience severe credit downgrades, illiquidity, default, and declines in market value.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives may cause the Fund’s portfolio to be leveraged. The Fund and some underlying Funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the

 GMO ALPHA ONLY FUND

Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged); Credit Risk (risk of default of an issuer or guarantor of a portfolio security); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Real Estate Risk (risk to an underlying Fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund’s investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investment in companies with smaller market capitalizations); Short Sales Risk (risk that an underlying Fund’s loss on a short sale of securities that the Fund does not own is unlimited); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class III Shares
Years Ending December 31

Highest Quarter: 7.39% (1Q2001)
Lowest Quarter: −4.81% (2Q2009)
Year-to-Date (as of 3/31/11): −1.43%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/29/94

Return Before Taxes	−4.02%	1.95%	4.59%	4.18%

Return After Taxes on Distributions	−4.02%	−2.36%	1.86%	1.64%

Return After Taxes on Distributions and Sale of Fund Shares	−2.62%	2.55%	3.77%	3.05%

Citigroup 3 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	2.30%	2.26%	3.44%

Class IV				3/2/06

Return Before Taxes	−3.98%	N/A	N/A	1.80%

Citigroup 3 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	N/A	N/A	2.23%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [  ] of this Prospectus.

ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase a Fund’s shares directly from GMO Trust (the “Trust”) when the NYSE is open for business (and in the case of a Fixed Income Fund when the U.S. bond markets are open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf.

Eligibility to purchase Fund shares or different classes of Fund shares depends on the client’s meeting either (i) the minimum “Total Fund Investment,” which includes only a client’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. No minimum additional investment is required to purchase additional shares of a Fund.

Minimum Investment Criteria for Class Eligibility

Minimum Total GMO
		Minimum Total Fund Investment	Investment
Funds Offering	Foreign Fund
Class II Shares	International Intrinsic Value Fund	N/A	$10 million
Emerging Markets Fund
Emerging Domestic Opportunities Fund

Funds Offering	Emerging Markets Fund	$50 million	N/A
Class III Shares	Emerging Domestic Opportunities Fund

	Foreign Fund	N/A	$35 million
International Intrinsic Value Fund

	Asset Allocation Funds (except Alpha Only Fund)	N/A	$10 million

	Tax-Managed U.S. Equities Fund Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in the Tax-Managed Funds)

	All Other Funds	N/A	$10 million

Funds Offering	Quality Fund	$125 million	$250 million
Class IV Shares	Emerging Markets Fund
Emerging Domestic Opportunities Fund

	U.S. Core Equity Fund Emerging Country Debt Fund Developed World Stock Fund Foreign Small Companies Fund Core Plus Bond Fund Alpha Only Fund	$125 million	$250 million

	International Intrinsic Value Fund International Core Equity Fund International Growth Equity Fund Foreign Fund	$125 million	$250 million

Funds Offering Class V Shares	U.S. Core Equity Fund Quality Fund Emerging Markets Fund	$250 million	$500 million
Emerging Domestic Opportunities Fund

Funds Offering Class VI Shares	U.S. Core Equity Fund
Quality Fund
Emerging Markets Fund
Emerging Domestic Opportunities Fund
International Core Equity Fund
Flexible Equities Fund
Domestic Bond Fund
Strategic Fixed Income Fund
Short-Duration Collateral Share Fund
Inflation Indexed Plus Bond Fund
Asset Allocation Bond Fund
	Asset Allocation International Bond Fund	$300 million	$750 million

Minimum Investment Criteria and Eligibility for U.S. Treasury Fund

Minimum Total GMO
	Minimum Total Fund Investment	Investment
U.S. Treasury Fund	N/A	$10 million

Fund shares are redeemable and, under ordinary circumstances, you may redeem a Fund’s shares when the NYSE is open for business (and in the case of a Fixed Income Fund when the U.S. bond markets are open for business). Redemption requests should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be initiated through that broker or agent. For instructions on redeeming shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent.

Purchase order forms and redemption requests can be submitted by mail or by facsimile (and with respect to purchase order forms, by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:

GMO Trust
c/o Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
Facsimile: 1-617-439-4192
Attention: Shareholder Services

Tax information
The Funds normally distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are an entity that is exempt from income tax or are investing through a tax-advantaged account. If you are investing through a tax-advantaged account, you may be taxed upon withdrawal of monies from that account.

Financial intermediary compensation
If you purchase shares of a Fund through a broker-dealer, agent or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES

Fund Summaries.  The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for each series of GMO Trust (the “Trust”) listed on the cover page of this Prospectus (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered in this Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Certain additional information about the Funds’ benchmarks and other comparative indices may be found under “Fund Benchmarks and Comparative Indices.”

Fundamental Investment Objectives/Policies.  The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Only U.S. Core Equity Fund, U.S. Growth Fund, Short-Duration Investment Fund, and International Intrinsic Value Fund have investment objectives that are fundamental. For each Fund, there is no guarantee that the Fund will be able to achieve its investment objective.

Tax Consequences and Portfolio Turnover.  Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not, consider tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes). Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Funds, and the Funds have not placed any limit on the rate of portfolio turnover and portfolio securities may be sold without regard to the time they have been held when, in the opinion of GMO, investment considerations warrant such action. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause a Fund to trade more frequently at some times than at others. High turnover rates may adversely affect a Fund’s performance by generating higher transaction costs. Additionally, portfolio turnover may give rise to additional taxable income for shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed to them unless the shareholders themselves are exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains typically are taxed to shareholders, when distributed to them, at ordinary income tax rates. See “Distributions and Taxes” below for more information about the tax consequences of these types of income.

Certain Definitions. When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in another Fund or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “equity investments” and “equities” refer to investments (as defined above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts, (ii) the term “total return” includes capital appreciation and income, and (iii) the term “emerging countries” (except for Foreign Fund and Emerging Countries Fund, which have separate definitions in their Fund summaries) means the world’s less developed countries.

Investments in Unaffiliated Money Market Funds and U.S. Treasury Fund.  Each of the Funds may invest in unaffiliated money market funds. Additionally, each of the Funds (other than Short-Duration Collateral Fund) may (but is not required to) invest in U.S. Treasury Fund.

Benchmarks.  Fund benchmarks (if any) and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” In some cases, a Fund’s summary states that a Fund seeks to outperform, or seeks total return greater than, its benchmark. There is no assurance that this goal will be achieved. A Fund’s benchmark is stated as of the date of this Prospectus and may change without notice to shareholders.

Fee and Expense Information.  The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses.  The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in each Fund’s summary generally reflect direct expenses associated with an investment in a Fund for the fiscal year ended February 28, 2011. A Fund may invest in other Funds of the Trust and certain other pooled investment vehicles (“underlying funds”), and the indirect net expenses associated with a Fund’s investment (if any) in underlying funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in underlying funds (i.e., “acquired fund fees and expenses”) are 0.01% of the Fund’s average net assets or more, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated issuers unless those issuers hold themselves out to be investment companies. Acquired fund fees and expenses are based on expenses incurred by the Fund for the fiscal year ended February 28, 2011, and actual indirect expenses will vary depending on the particular underlying funds in which the Fund invests. [[          ] Fund did not incur any acquired fund fees and expenses from investment in underlying funds for the fiscal year ended February 28, 2011].

Fee and Expense Examples.  The expense example under “Example” included in each Fund’s summary assumes that all dividends and distributions are reinvested.

Fixed Income Funds.  The Fixed Income Funds invest substantially all of their assets in fixed income securities. As previously noted, investing includes indirect investments through other GMO Funds. For purposes of this Prospectus, the terms “fixed income securities” and “bonds” include (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). Some Fixed Income Funds also may invest in sovereign debt, which are fixed income securities issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt.

Credit Quality.  For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better given by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better given by Standard & Poor’s Ratings Services (“S&P”) to a particular fixed income security/commercial paper, and the term “below investment grade” refers to any rating below Baa3/P-2 given by Moody’s or below BBB-/A-2 given by S&P to a particular fixed income security/commercial paper. Fixed income securities rated below investment grade are also known as high yield or “junk” bonds. In addition, in this Prospectus, investment grade securities/commercial paper that are given a rating of Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and/or S&P, but also unrated securities that the Manager determines have credit qualities comparable to securities rated by Moody’s or S&P as investment grade, below investment grade, or high quality, as applicable.

Duration.  The Manager defines duration as the weighted measure of interest rate sensitivity of a fixed income security. The Manager employs a variety of techniques to adjust the sensitivity of a Fixed Income Fund’s value to changes in interest rates. This sensitivity is often measured by, and correlates with, the estimated interest rate duration of a Fund’s portfolio. For example, the value of an investment held by a Fixed Income Fund with a duration of five years decreases by approximately 5% for every 1% increase in interest rates, while the value of an investment with a duration of six years increases by approximately 6% with every 1% decrease in interest rates. In many cases, the “Principal investment strategies” section of a Fixed Income Fund’s summary section provides the Fund’s interest rate duration. The Manager estimates a Fixed Income Fund’s dollar-weighted average interest rate duration by aggregating the durations of the Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor to a fixed income security is required to prepay principal and/or interest on the security and the payments are not denominated in U.S. dollars. The Manager may alter the duration of a Fund to a significant extent through the use of derivatives. The Manager may estimate duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration.

Investments in Other Funds.  Many of the Fixed Income Funds invest in other Funds of GMO Trust. In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the Fixed Income Funds have invested a substantial portion of their assets in Short-Duration Collateral Fund (“SDCF”) and may also invest in Emerging Country Debt Fund (“ECDF”), GMO World Opportunity Overlay Fund (“Overlay Fund”), GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), GMO Debt Opportunities Fund (“Debt Opportunities Fund”) and U.S. Treasury Fund. For information regarding Overlay Fund, High Quality Fund, and Debt Opportunities Fund, which are not offered in this Prospectus, see “Investment in Other GMO Funds” beginning on page [  ] of this Prospectus.

Asset Allocation Funds.  The Asset Allocation Funds invest primarily in other Funds of GMO Trust (“underlying Funds”). As a result, the Asset Allocation Funds are exposed to all of the risks of the underlying Funds in which they invest. As described in this Prospectus, several of the underlying Funds (e.g., many of the Fixed Income Funds) themselves invest a substantial portion of their assets in other GMO Funds. In addition, some of the Asset Allocation Funds may invest in or hold shares of GMO Alternative Asset Opportunity Fund (“AAOF”), Debt Opportunities Fund, High Quality Fund, GMO Special Situations Fund (“SSF”) and/or Overlay Fund, which are series of GMO Trust not offered in this Prospectus. For more information regarding AAOF, Debt Opportunities Fund, High Quality Fund, SSF, and Overlay Fund, see “Investment in Other GMO Funds” beginning on page [  ] of this Prospectus.

When used in the Asset Allocation Fund summaries, references to the U.S. Equity Funds, International Equity Funds, and/or Fixed Income Funds include the GMO Funds listed below:

U.S. Equity Funds
— U.S. Core Equity Fund
— Tobacco-Free Core Fund
— Quality Fund*
— U.S. Intrinsic Value Fund
— U.S. Growth Fund
— U.S. Small/Mid Cap Value Fund
— U.S. Small/Mid Cap Growth Fund
— Real Estate Fund

International Equity Funds
— International Core Equity Fund
— International Intrinsic Value Fund
— International Growth Equity Fund
— Developed World Stock Fund
— International Small Companies Fund
— Emerging Markets Fund
— Emerging Domestic Opportunities Fund
— Flexible Equities Fund
— Currency Hedged International Equity Fund

Fixed Income Funds
— Domestic Bond Fund
— Core Plus Bond Fund
— International Bond Fund
— Strategic Fixed Income Fund
— Currency Hedged International Bond Fund
— Global Bond Fund
— Emerging Country Debt Fund
— Short-Duration Investment Fund
— Short-Duration Collateral Fund
— Short-Duration Collateral Share Fund
— Inflation Indexed Plus Bond Fund
— U.S. Treasury Fund
— Asset Allocation Bond Fund
— Asset Allocation International Bond Fund

*	Although Quality Fund is categorized as a “U.S. Equity Fund,” Quality Fund also invests in non-U.S. equities.

Flexible Equities Fund, Strategic Fixed Income Fund Asset Allocation Bond Fund and Asset Allocation International Bond Fund are not intended to serve as standalone investment products and are available for investment only by other GMO Funds and other GMO asset allocation clients.

Temporary Defensive Positions.  The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.

The U.S. Equity Funds (other than Quality Fund), the International Equity Funds (other than Foreign Fund, Foreign Small Companies Fund, and Flexible Equities Fund), and the Asset Allocation Funds normally do not take temporary defensive positions.

Flexible Equities Fund may, from time to time, take temporary defensive positions. Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. Foreign Fund and Foreign Small Companies Fund normally do not take temporary defensive positions, but each Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

The Fixed Income Funds (other than Domestic Bond Fund, Short-Duration Investment Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, and U.S. Treasury Fund), if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund’s normal investment strategies. Many of the Fixed Income Funds have previously taken temporary defensive positions and have availed themselves of the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes.  See “Fund Codes” on the inside back cover of this Prospectus for information regarding each Fund’s ticker, news-media symbol, and CUSIP number.

This Prospectus does not offer shares in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	U.S. Equity Funds									International Equity Funds
	U.S. Core Equity Fund	Tobacco- Free Core Fund	Quality Fund	U.S. Intrinsic Value Fund	U.S. Growth Fund	U.S. Small/Mid Cap Value Fund	U.S. Small/Mid Cap Growth Fund	Real Estate Fund	Tax- Managed U.S. Equities Fund	International Core Equity Fund	International Intrinsic Value Fund	International Growth Equity Fund	Developed World Stock Fund	International Small Companies Fund	Tax- Managed International Equities Fund	Foreign Fund	Foreign Small Companies Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Taiwan Fund	Flexible Equities Fund	Currency Hedged International Equity Fund

Market Risk – Equity Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Market Risk – Fixed Income Securities Risk								•

Market Risk – Asset-Backed Securities Risk								•

Credit Risk								•

Liquidity Risk						•	•	•	•					•	•	•	•	•	•	•	•	•	•

Smaller Company Risk	•	•		•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•

Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Foreign Investment Risk			•							•	•	•	•	•	•	•	•	•	•	•	•	•	•

Currency Risk			•							•	•	•	•	•	•	•	•	•	•	•	•	•	•

Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Real Estate Risk								•

Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Short Sales Risk																						•

Commodities Risk

Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Fund of Funds Risk																		•	•	•	•	•	•

Non-Diversified Funds			•	•	•		•	•	•				•		•	•		•	•	•	•	•	•

	Fixed Income Funds														Asset Allocation Funds
										Short-	Inflation			Asset			International		World	Global
		Core		Strategic	Currency		Emerging	Short-	Short-	Duration	Indexed		Asset	Allocation	U.S.	International	Opportunities	Global	Opportunities	Balanced	Strategic	Benchmark-
		Plus	International	Fixed	Hedged	Global	Country	Duration	Duration	Collateral	Plus	U.S.	Allocation	International	Equity	Equity	Equity	Equity	Equity	Asset	Opportunities	Free	Alpha
		Bond	Bond	Income	International	Bond	Debt	Investment	Collateral	Share	Bond	Treasury	Bond	Bond	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Only
	Domestic Bond Fund	Fund	Fund	Fund	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Market Risk – Equity Securities Risk															•	•	•	•	•	•	•	•	•

Market Risk – Fixed Income Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•

Market Risk — Asset-Backed Securities Risk	•	•	•	•	•	•	•	•	•	•	•		•	•		•	•	•	•	•	•	•	•

Credit Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•

Liquidity Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Smaller Company Risk															•	•	•	•	•	•	•	•	•

Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Foreign Investment Risk		•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Currency Risk		•	•	•	•	•	•				•		•	•	•	•	•	•	•	•	•	•	•

Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Real Estate Risk															•			•	•	•	•	•	•

Leveraging Risk	•	•	•	•	•	•	•				•		•	•	•	•	•	•	•	•	•	•	•

Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Short Sales Risk																•	•	•	•	•	•	•	•

Commodities Risk																•	•	•	•	•	•	•

Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Fund of Funds Risk	•	•	•	•	•	•	•	•		•	•		•	•	•	•	•	•	•	•	•	•	•

Non-Diversified Funds	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Investing in mutual funds involves many risks, and factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and are summarized in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time. The SAI includes more information about the Funds and their investments.

Each Fund that invests in other GMO Funds and other investment companies (as indicated under “Principal investment strategies” in those Funds’ summaries and further described in “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses”) is exposed to all the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect principal risks of a Fund, and, as indicated in the “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

The Funds, by themselves, generally are not intended to provide a complete investment program. Investment in a Fund is intended to serve as part of a diversified portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK.  All of the Funds are subject to market risk, which is the risk that the value of Fund holdings may decline. General market risks include the following:

Equity Securities Risk.  Each Fund with a significant investment in equity investments runs the risk that the market value of those investments will decline. The market value of equity investments may decline for reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It also may decline due to factors that affect a particular industry or industries, such as a decline in demand, labor or raw material shortages, increased production costs, regulation, or competitive industry conditions. In addition, it may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities and other investments with a predetermined stream of payments, and the market price of equity securities owned by a Fund is more susceptible to moving up or down in a rapid or unpredictable manner.

The U.S. Equity Funds, International Equity Funds (including Emerging Markets Fund, Emerging Countries Fund, and Taiwan Fund), and some of the Asset Allocation Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the market value of the Funds’ investments.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value.

Equity investments trading at higher multiples of current earnings than other securities have market values that often are more sensitive to changes in future earnings expectations than other securities. At times when the market is concerned that these expectations may not be met, the market values of growth securities typically fall.

Fixed Income Securities Risk.  Funds that invest a significant portion of their assets in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. These risks include, but are not limited to, loss on investments, lack of liquidity of these investments, and impact of fluctuating interest rates. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (i.e., “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes and present valuation difficulties. See “Credit Risk” below for more information about credit risk. Fixed income securities are also subject to liquidity risk. See “Liquidity Risk” below.

A principal risk run by each Fund that holds a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the value of its investments to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a security’s value moves with interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. Longer-maturity investments generally have longer interest rate durations because the investment’s fixed rate is locked in for longer periods of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down with the level of prevailing interest rates. Conversely, inverse floating-rate securities have durations that move in opposite directions of short-term interest rates, and tend to underperform the market for fixed rate securities in a rising interest rate environment but outperform the market when interest rates decline. To the extent the Funds make investments in fixed income securities paying no interest, such as zero coupon and principal-only securities, they will be exposed to additional interest rate risk.

The value of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) is expected to change in response to changes in real interest rates. Their value typically will decline during periods of rising real interest rates and increase during periods of declining real interest rates (i.e., nominal interest rate minus inflation). Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the value of inflation indexed bonds may decline more than the value of non-inflation indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance that the value of a Fund’s inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest payable on these investments (calculated with respect to a smaller principal amount) will be reduced. The interest payments on these investments cannot be known with certainty. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. The risks associated with inflation indexed bonds are particularly pronounced for Inflation Indexed Plus Bond Fund, which primarily invests in inflation indexed bonds and has exposure to TIPS.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign securities is also amplified by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk.  Investments in asset-backed securities are subject to all of the market risks for fixed-income securities described above under “Fixed Income Securities Risk” and other market risks. These risks include, but are not limited to, loss on investments, lack of liquidity, and impact of fluctuating interest rates.

Asset-backed securities are subject to severe credit downgrades, illiquidity, and declines in market value. These risks may be particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade as of the date of this Prospectus. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on multiple investments. The risks associated with asset-backed securities are particularly pronounced for Short-Duration Collateral Fund, which primarily holds asset-backed securities, and for the Fixed Income Funds that have invested substantial portions of their assets in Short-Duration Collateral Fund.

• CREDIT RISK.  This is the risk that the issuer or guarantor of a fixed income security (including an asset-backed security) will be unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. The value of a fixed income security normally will decline as a result of the issuer’s defaulting on its payment obligations or the market’s expectation of a default, which may be triggered by the downgrading of the issuer’s credit rating. This risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or domestic or foreign government (or sub-division or instrumentality) and whether the particular security has a priority in payment of principal and interest or any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due.

As noted under “Market Risk – Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans and credit-card receivables. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations”). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The credit risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal and other risks if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support.

In some cases, the credit risk of some of a Fund’s fixed income securities may be broadly gauged by their credit ratings. A Fund that invests in fixed income securities is also subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded. However, credit ratings reflect only the opinions of the agencies issuing them, may change less quickly than relevant circumstances, are not absolute guarantees of the quality of the rated securities and are subject to downgrade. Credit ratings and ratings agencies have recently been criticized for credit ratings that did not fully reflect the risks of certain securities or that did not reflect such risks in a timely manner. Additionally, the Manager may rely on its own independent analysis of the credit quality and risks associated with individual securities considered for a Fund, rather than relying on ratings agencies or third-party research. Therefore, the Manager’s capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that the Manager will be successful in this regard.

The obligations of issuers also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. A Fund also will be exposed to credit risk on the reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” above for more information regarding risks associated with the use of credit default swaps.

Credit risk is particularly pronounced for below investment grade securities (also known as “junk bonds”), which are defined in this Prospectus under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Securities.” The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Although offering the potential for higher investment returns, below investment grade securities often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse economic and competitive industry conditions. In the event of default of sovereign debt, the Funds may lack recourse against the sovereign issuer involved.

• LIQUIDITY RISK.  The effect of liquidity risk is particularly pronounced when low trading volume, lack of a market maker, a large position being sold, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limit or prevent a Fund from selling particular securities or closing derivative positions at desirable prices. In addition, holding less liquid securities increases the likelihood that a Fund will honor redemption requests in-kind. All of the Funds are subject to liquidity risk to some extent. Funds with principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, foreign securities (in particular emerging market securities), derivatives (in particular over-the-counter (“OTC”) derivatives), and/or securities subject to restrictions on resale have the greatest liquidity risk because their investments are often less liquid than other types of securities. These types of investments can be difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value”), resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of a Fund. Less liquid securities are more susceptible than other securities to loss of value when markets decline generally.

A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing out a short position). Some of the markets, exchanges, or securities in which a Fund invests may be less liquid and this would affect the price at which, and the time period in which, the Fund may liquidate positions to meet redemption requests or other funding requirements. Although U.S. Treasury securities have historically been among the most liquid fixed income investments, there can be no assurance that these securities will not become less liquid in the future.

The sovereign debt in which Emerging Country Debt Fund invests typically is less liquid than the sovereign debt in its benchmark. Currency Hedged International Equity Fund, Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, Taiwan Fund, Foreign Small Companies Fund, International Small Companies Fund, and the Asset Allocation Funds all make (or may make) investments in emerging market securities that are not widely traded and are sometimes subject to purchase and sale restrictions and in securities of companies with smaller market capitalizations that are not widely held and trade less frequently and in lesser quantities than securities of companies with larger market capitalizations.

All of the Funds may buy securities that are less liquid than those in their benchmarks (if any).

• SMALLER COMPANY RISK.  Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations, including small- and mid-cap companies. These companies may have limited product lines, markets, or financial resources, they may lack the competitive strength of larger companies, or they may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• DERIVATIVES RISK.  All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and related indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes a Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that do not provide for the counterparty’s obligations to be secured by collateral (e.g., foreign currency forwards), that require collateral but the Fund’s security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, a Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described elsewhere in this “Description of Principal Risks” section, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund or their pricing agents will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

There can be no assurance that a Fund’s use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. In addition, the Fixed Income Funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions, and, as a result, they may be leveraged in relation to their assets (see “Leveraging Risk” below).

The U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

• FOREIGN INVESTMENT RISK.  Funds that invest in foreign (non-U.S.) securities are subject to additional and more varied risks. The securities markets of many foreign countries involve securities of only a limited number of companies in a limited number of industries. As a result, the market prices of those securities may fluctuate more than those of U.S. securities. In addition, issuers of foreign securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs. A Fund may be subject to foreign taxation on realized capital gains, dividends or interest payable on those securities, on transactions in those securities, or otherwise on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. For example, Taiwan Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities and 0.10% of the transaction amount on corporate bonds and mutual fund shares, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to that tax. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investments in foreign countries bear the risk of nationalization, expropriation or confiscatory taxation of assets of issuers to which a Fund is exposed, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), political changes, and diplomatic developments that could adversely affect the value of the Fund’s investments.

In some foreign markets, custody arrangements for foreign securities may offer significantly fewer protections than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in foreign currency exchange rates also will impact the value of a Fund’s foreign investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many foreign markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, the Fund will be required to obtain exposure to the market through the purchase of American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater foreign investment risk than Funds investing primarily in more developed foreign countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which a Fund is exposed; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK.  Currency risk is the risk that fluctuations in exchange rates will adversely affect the value of a Fund’s investments. Currency risk includes the risk that currencies in which a Fund’s investments are traded and/or in which a Fund receives income, or currencies in which a Fund has taken an active investment position, will decline in value relative to other currencies, in the case of long positions, or increase in value relative to other currencies, in the case of short positions. In the case of hedging positions, currency risk includes the risk that the currency to which the Fund has obtained exposure declines in value relative to the foreign currency being hedged. In such event, the Fund may realize a loss on the hedging instrument at the same time the Fund is realizing a loss on the currency being hedged. Currency exchange rates fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to acquire positions in currencies whose value the Manager expects to correlate with the value of currencies the Fund owns, currencies the Manager wants the Fund to own, or currencies the Fund is exposed to through its investments. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on its holdings of a particular currency and also lose money on the derivative. Many of the Funds also take overweighted or underweighted currency positions and/or alter the currency exposure of the securities in which they have invested. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their security investments and/or their benchmarks. See also “Foreign Investment Risk” above.

Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivatives may be adversely affected by changes in the exchange rates of foreign currencies. In addition, certain emerging country currencies are illiquid, and, in certain cases, a Fund may not be able to covert these currencies into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market where the exchange rate could be materially and adversely different. Exchange rates for emerging country currencies may be particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions may not be secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK.  Funds whose investments are focused in particular countries, regions, sectors, or companies or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. In addition, Funds that invest in securities of a small number of issuers are subject to greater overall risk than funds that invest in securities of many different issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. See also “Real Estate Risk” below.

Similarly, Funds that invest a significant portion of their assets in investments tied economically to a particular geographic region or foreign country (e.g., Taiwan) (or related to emerging markets) have more exposure to regional and country economic risks than funds making foreign investments throughout the world’s economies. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region. In addition, a recession, debt crisis, or decline in currency valuation in one country within a region can spread to other countries in that region. Furthermore, a Fund that invests in the debt or equity securities of companies located in a particular geographic region or foreign country is particularly vulnerable to events affecting companies located in that region or country because those companies often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political, or other developments.

A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

• REAL ESTATE RISK.  Because Real Estate Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, and/or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended (the “1940 Act”).

• LEVERAGING RISK.  A Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged (i.e., the Fund’s exposure to underlying securities, assets, or currencies exceeds its net asset value). Leverage increases a Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements will also subject the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. A Fund’s portfolio will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it avails itself of the right to delay payment on a redemption.

The Funds may manage some of their derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK.  This is the risk that the counterparty to a repurchase agreement or reverse repurchase agreement or other OTC derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and therefore OTC derivatives generally involve greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them. Counterparty risk is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where a Fund has concentrated its transactions with a single or small group of counterparties. Funds that use swap contracts are subject, in particular, to the creditworthiness of the contracts’ counterparties because some types of swap contracts used by the Funds have durations longer than six months (and, in some cases, a number of decades). In addition, the creditworthiness of a counterparty may be adversely affected by larger than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund may have significant exposure to a single counterparty as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund.

The Funds are also subject to counterparty risk to the extent they execute a significant portion of their securities transactions through a single broker or dealer. If the broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Risk” above for more information.

• SHORT SALES RISK.  Certain Funds may utilize short sales in their investment programs in an attempt to increase their returns and/or for hedging purposes. A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales “against the box,” meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities or currencies identical to those sold short. A Fund incurs transaction costs, including interest, when opening, maintaining, and closing short sales against the box. Short sales against the box protect a Fund against the risk of loss in the value of a portfolio security or currency by offsetting a decline in value of the security or currency by a corresponding gain in the short position. The converse, however, is that any increase in the value of the security or currency will be offset by a corresponding loss in the short position.

In implementing their principal investment strategies, Flexible Equities Fund and Alpha Only Fund are permitted to engage in short sales of securities or currencies that they do not own. To do so, these Funds would borrow a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sell it to a third party. This type of short sale would expose the Funds to the risk that they will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Funds. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. Short sales of securities or currencies the Funds do not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, Flexible Equities Fund and Alpha Only Fund may be subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section as a result of engaging in short sales of securities or currencies they do not own.

• COMMODITIES RISK.  The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund) may invest in Alternative Asset Opportunity Fund, which is not offered by this Prospectus. For more information regarding Alternative Asset Opportunity Fund, see page [  ] of this Prospectus. Alternative Asset Opportunity Fund has indirect exposure to global commodity markets. Therefore, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which these derivatives relate. The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund) are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK.  The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The wars in Iraq and Afghanistan have had a substantial effect on economies and securities markets in the U.S. and worldwide. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks of September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar future events are possible. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earth quake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008 may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. At such times, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section, including market risk, liquidity risk, foreign investment risk, currency risk, credit risk and counterparty risk, will likely increase. Market disruptions can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause the Funds’ derivative counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer such products on a more limited basis, or the current global economic crisis may strain the U.S. Treasury’s ability to satisfy its obligations.

• LARGE SHAREHOLDER RISK.  To the extent that shares of a Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts and/or on a frequent basis. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests or purchase portfolio securities to invest cash. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund. See “Beneficial Owners of 5% or More of the Funds’ Shares” in the SAI for more information. Substantial percentages of many Funds are held by Asset Allocation Funds and/or separate accounts managed by the Manager for its clients. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) the Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. These transactions also may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds having large shareholders is indirectly subject to this risk. This risk is particularly pronounced for Taiwan Fund.

• MANAGEMENT AND OPERATIONAL RISK.  Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Manager uses proprietary investment techniques in making investment decisions for the Funds, but there is no assurance that the Manager will achieve the desired results and a Fund may incur significant losses. The Manager, for example, may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. The Funds’ portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Funds’ portfolio managers. There also can be no assurance that all of the Manager’s personnel will continue to be associated with the Manager for any length of time. The loss of the services of one or more employees of the Manager could have an adverse impact on a Fund’s ability to achieve its investment objective.

The Funds generally do not take temporary defensive positions and instead generally stay fully invested in the asset classes in which they are permitted to invest (e.g., domestic equities, foreign equities, or emerging country debt). A Fund may buy securities not included in its benchmark, hold securities in very different proportions than its benchmark, and/or engage in other strategies that cause a Fund’s performance to differ from (and/or be uncorrelated with or negatively correlated with) that of its benchmark. In those cases, a Fund’s performance will depend on the ability of the Manager to choose securities that perform better than securities that are included in the benchmark and/or to utilize those other strategies in a way that adds value relative to the benchmark.

The Funds also are subject to operational risk associated with the Manager’s and other service providers’ provision of investment management, administrative, accounting, legal and shareholder services to the Funds. Operational risk is the risk that deficiencies in the Manager’s internal systems or controls, or in those of a service provider to whom the Manager has contractually delegated responsibilities, will cause losses for the Funds or hinder Fund operations. Operational risk results from inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from purchasing a security that the Manager expects will appreciate in value, thus reducing the Fund’s opportunity to benefit from the security’s appreciation. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS.  Funds that invest in shares of other investment companies, including other GMO Funds, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”) are exposed to the risk that the underlying Funds do not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if such a Fund makes a new investment in underlying Funds with higher fees or expenses than those of existing underlying Funds. The fees and expenses associated with an investment in these underlying Funds will be less predictable and may potentially be higher than fees of other funds with similar investment programs.

The Funds also are indirectly exposed to all of the risks applicable to an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds pursuant to an exemptive order obtained from the SEC, the Asset Allocation Funds have more tiers of investments than funds in other groups of investment companies operating only pursuant to statutory and/or regulatory exemptions. In addition, Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds).

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS.  Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies. As a result, they may be subject to greater credit, market, and other risks, and poor performance by a single issuer may have a greater impact on their performance than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Quality Fund

•	U.S. Intrinsic Value Fund

•	U.S. Growth Fund

•	U.S. Small/Mid Cap Growth Fund

•	Real Estate Fund

•	Tax-Managed U.S. Equities Fund

•	Developed World Stock Fund

•	Tax-Managed International Equities Fund

•	Foreign Fund

•	Emerging Markets Fund

•	Emerging Countries Fund

•	Emerging Domestic Opportunities Fund

•	Taiwan Fund

•	Flexible Equities Fund

•	Currency Hedged International Equity Fund

•	U.S. Equity Allocation Fund

•	Alpha Only Fund

•	all of the Fixed Income Funds except U.S. Treasury Fund

In addition, each of Currency Hedged International Equity Fund, the Fixed Income Funds (other than U.S. Treasury Fund), and the Asset Allocation Funds invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Except as otherwise noted in the Fund summaries of this Prospectus under “Principal investment strategies,” each of the Asset Allocation Funds may invest without limitation in other GMO Funds (other than U.S. Equity Allocation Fund) that are not diversified.

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FUND BENCHMARKS AND COMPARATIVE INDICES
[TO BE UPDATED]

The following section provides additional information about the Funds’ benchmarks (if any) and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table in the Fund summaries:

Benchmark/Comparative Index	Description
Barclays Capital U.S. Aggregate Index	Independently maintained and published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.

Barclays Capital U.S. Government Index	Index of U.S. government bonds independently maintained and published by Barclays Capital.

Barclays Capital U.S. Treasury Inflation Notes Index	Independently maintained index comprised of Inflation-Protection Securities issued by the U.S. Treasury (TIPS).

Citigroup 3 Month Treasury Bill Index	Independently maintained and published short-term Treasury bill index.

Consumer Price Index	Produces monthly data on changes in the prices paid by urban consumers for a representative basket of goods and services.

Global Balanced Benchmark+ Index
Composite benchmark computed by the Manager for Global Balanced Asset Allocation Fund, representing (i) the MSCI ACWI (All Country World Index) Index through 6/3/02, and (ii) the GMO Global Balanced Index thereafter, each of which was the Fund’s benchmark during the periods indicated.

GMO Global Balanced Index
Composite benchmark computed by the Manager for Global Balanced Asset Allocation Fund, consisting of (i) the MSCI ACWI (All Country World Index) Index and (ii) the Barclays Capital U.S. Aggregate Index in the following proportions: 65% MSCI ACWI Index and 35% Barclays Capital U.S. Aggregate Index.

From June 30, 2002 through March 31, 2007, the GMO Global Balanced Index consisted of (i) the S&P 500 Index; (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index; and (iii) the Barclays Capital U.S. Aggregate Index in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI (All Country World Index) ex-U.S. Index), and 35% (Barclays Capital U.S. Aggregate Index).

GMO Strategic Opportunities Allocation Index
Composite benchmark computed by the Manager for Strategic Opportunities Allocation Fund, consisting of (i) the MSCI World Index and (ii) the Barclays Capital U.S. Aggregate Index, in the following proportions: 75% (MSCI World Index) and 25% (Barclays Capital U.S. Aggregate Index).

J.P. Morgan Emerging Markets Bond Index Global (EMBIG)	Independently maintained and published index composed of debt securities of countries, which includes Brady bonds, sovereign debt, local debt, and Eurodollar debt, all of which are U.S. dollar denominated.

J.P. Morgan Emerging Markets Bond Index Global (“EMBIG”)+
Composite benchmark computed by the Manager for Emerging Country Debt Fund, which represents (i) the J.P. Morgan Emerging Markets Bond Index (“EMBI”) prior to 8/31/95, (ii) the J.P. Morgan EMBI+ through 12/31/99, and (iii) the J.P. Morgan EMBIG thereafter, each of which was the Fund’s benchmark during the periods indicated.

J.P. Morgan Global Government Bond Index	Independently maintained and published index composed of government bonds of developed countries, including the U.S., with maturities of one year or more.

J.P. Morgan Non-U.S. Government Bond Index	Independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more.

Benchmark/Comparative Index	Description
J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)	Independently maintained and published index composed of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are hedged into U.S. dollars.

J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)+	Composite benchmark computed by the Manager for Currency Hedged International Bond Fund, representing (i) the J.P. Morgan Non-U.S. Government Bond Index (Hedged) prior to 12/31/03, and (ii) the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) thereafter, each of which was the Fund’s benchmark during the periods indicated.

J.P. Morgan U.S. 3 Month Cash Index	Independently maintained and published index that measures the total return performance of three-month U.S. dollar Euro-deposits. The duration of the Index is generally 90 days.

MSCI ACWI (All Country World Index) Index	Global developed and emerging markets equity index that is independently maintained and published by MSCI.

MSCI ACWI+ Index	Composite benchmark computed by the Manager for Global Equity Allocation Fund, representing (i) the GMO Global Equity Index, a composite benchmark computed by the Manager that consists of the S&P 500 Index (75%) and the MSCI ACWI ex-U.S. Index (25%) through 5/31/08, and (ii) the MSCI ACWI Index thereafter, each of which was the Fund’s benchmark during the periods indicated.

MSCI ACWI (All Country World Index) ex-U.S. Index	International (excluding U.S. and including emerging countries) equity index that is independently maintained and published by MSCI.

MSCI EAFE Index (Europe, Australasia, and Far East)	Large capitalization international stock index that is independently maintained and published by MSCI.

MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged)	Large capitalization international stock index that is hedged into U.S. dollars, which is independently maintained and published by MSCI.

MSCI EAFE Growth Index (Europe, Australasia, and Far East)	Large capitalization international stock index that is independently maintained and published by MSCI. The Index consists of large- and mid-capitalization stocks that have a growth style. Large- and mid-cap stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. The style is determined using a multifactor approach based on eight historical and forward-looking characteristics.

MSCI EAFE Index (after tax)	Benchmark computed by the Manager by for Tax-Managed International Equities Fund adjusting the return of the MSCI EAFE Index (Europe, Australasia, and Far East) by its tax cost. The Manager estimates the MSCI EAFE Index’s tax cost by applying the maximum historical individual U.S. federal tax rate to the MSCI EAFE Index’s dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index).

MSCI EAFE Small Cap Index (Europe, Australasia, and Far East)	Small capitalization international stock index that is independently maintained and published by MSCI. Depending upon the country, as of May 31, 2011, the market capitalization of the largest company (in a particular country) included in the MSCI EAFE Small Cap Index ranged from approximately $[ ] ( ) to $[ ] ( ).

MSCI EAFE Small Cap+ Index	Composite benchmark computed by the Manager for International Small Companies Fund representing (i) the S&P Developed ex-U.S. Small Cap Index through 5/30/2008, and (ii) the MSCI EAFE Small Cap Index thereafter, each of which was the Fund’s benchmark during the periods indicated.

Benchmark/Comparative Index	Description
MSCI EAFE Value Index (Europe, Australasia, and Far East)	Large capitalization international stock index that is independently maintained and published by MSCI. The Index consists of large- and mid- capitalization stocks that have a value style. Large- and mid- cap stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. The style is determined using a multifactor approach based on eight historical and forward-looking characteristics.

MSCI U.S. REIT Index	Index of equity securities issued by REITs that is independently maintained and published by MSCI.

MSCI Taiwan Index	Index of equity securities issued by Taiwanese companies that is independently maintained and published by MSCI.

MSCI World Index	Global developed markets equity index that is independently maintained and published by MSCI.

Russell 1000 Growth Index	Independently maintained and published index by Russell Investments that measures the performance of those stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index	Independently maintained and published index by Russell Investments that measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index	Independently maintained and published index by Russell Investments that measures the performance of those stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values.

Russell 2500 Value Index	Independently maintained and published index by Russell Investments that measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Value+ Index	Composite benchmark computed by the Manager for U.S. Small/Mid Cap Value Fund, which represents (i) the Russell 2500 Index from 12/31/91 to 12/31/96, and (ii) the Russell 2500 Value Index thereafter, each of which was the Fund’s benchmark during the periods indicated.

Russell 3000 Index	Independently maintained and published index by Russell Investments that measures the performance of the stocks of the 3,000 largest U.S. companies based on total market capitalization. These companies represent approximately 98% of the total market capitalization of the U.S. equity market.

Russell 3000+ Index	Composite benchmark computed by the Manager for Tax-Managed U.S. Equities Fund, which represents: (i) the S&P 500 Index through 10/15/07, and (ii) the Russell 3000 Index thereafter, each of which was the Fund’s benchmark during the periods indicated.

Russell 3000++ Index	Composite benchmark computed by the Manager for U.S. Equity Allocation Fund, which represents: (i) the S&P 500 Index through 2/28/03, and (ii) the Russell 3000 Index thereafter, each of which was the Fund’s benchmark during the periods indicated.

S&P 500 Index	Index of large capitalization U.S. stocks independently maintained and published by Standard & Poor’s.

Benchmark/Comparative Index	Description
S&P Developed ex-U.S. Small Cap Index	Independently maintained and published index that is the small capitalization stock component of the S&P Broad Market Index (“BMI”). The BMI includes listed shares of companies from developed and emerging countries with a total available market capitalization (float) of at least the local equivalent of $100 million. The S&P Developed ex-U. S. Small Cap Index represents the bottom 15% of available market capitalization (float) of the BMI in each country.

S&P/IFCI Composite Index	Market capitalization-weighted index of the performance of securities traded on stock exchanges of emerging markets, which is independently maintained and published by Standard & Poor’s.

MANAGEMENT OF THE TRUST

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and shareholder services to the funds of GMO Trust (the “Trust”). GMO is a private company, founded in 1977. As of May 31, 2011, GMO managed on a worldwide basis more than $[     ] billion of assets for the GMO Funds and other investors, such as pension plans, endowments, and foundations.

Subject to the approval of the Trustees, the Manager establishes and modifies when it deems appropriate the investment strategies of the Funds. In addition to its management of the Funds’ investment portfolios and the shareholder services it provides to the Funds, the Manager administers the Funds’ business affairs.

Except for Short-Duration Collateral Fund and U.S. Treasury Fund, each class of shares of a Fund offered through this Prospectus pays the Manager directly or indirectly a shareholder service fee for providing client services such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.

For the fiscal year ended February 28, 2011, the Manager received an investment management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund’s average daily net assets set forth in the table below.

% of Average
Fund	Net Assets

U.S. Core Equity Fund	[ ]	%
Tobacco-Free Core Fund	[ ]	%
Quality Fund	[ ]	%
U.S. Intrinsic Value Fund	[ ]	%
U.S. Growth Fund	[ ]	%
U.S. Small/Mid Cap Value Fund	[ ]	%
U.S. Small/Mid Cap Growth Fund	[ ]	%
Real Estate Fund	[ ]	%
Tax-Managed U.S. Equities Fund	[ ]	%
International Core Equity Fund	[ ]	%
International Intrinsic Value Fund	[ ]	%
International Growth Equity Fund	[ ]	%
Developed World Stock Fund	[ ]	%
International Small Companies Fund	[ ]	%
Tax-Managed International Equities Fund	[ ]	%
Currency Hedged International Equity Fund	[ ]	%
Foreign Fund	[ ]	%
Foreign Small Companies Fund	[ ]	%
Emerging Markets Fund	[ ]	%
Emerging Countries Fund	[ ]	%
Taiwan Fund	[ ]	%
Flexible Equities Fund	[ ]	%
Domestic Bond Fund	[ ]	%
Core Plus Bond Fund	[ ]	%
International Bond Fund	[ ]	%
Strategic Fixed Income Fund	[ ]	%
Currency Hedged International Bond Fund	[ ]	%
Global Bond Fund	[ ]	%
Emerging Country Debt Fund	[ ]	%
Short-Duration Investment Fund	[ ]	%
Short-Duration Collateral Fund	[ ]	%
Short-Duration Collateral Share Fund	[ ]	%
Inflation Indexed Plus Bond Fund	[ ]	%
U.S. Treasury Fund	[ ]	%
Asset Allocation Bond Fund	[ ]	%
U.S. Equity Allocation Fund	[ ]	%*
International Equity Allocation Fund	[ ]	%*
International Opportunities Equity Allocation Fund	[ ]	%*
Global Equity Allocation Fund	[ ]	%*
World Opportunities Equity Allocation Fund	[ ]	%*
Global Balanced Asset Allocation Fund	[ ]	%*
Strategic Opportunities Equity Allocation Fund	[ ]	%*
Benchmark-Free Allocation Fund	[ ]	%*
Alpha Only Fund	[ ]	%

* These Funds do not charge management fees directly but pay the management fees charged by the underlying Fund(s) in which they invest.

As of the date of this Prospectus, Emerging Domestic Opportunities Fund and Asset Allocation International Bond Fund had not operated for a full fiscal year but were paying the Manager, as compensation for investment management services, an annual fee equal to 0.75% and 0.25%, respectively, of each Fund’s average daily net assets.

A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract, except that, in the case of a new Fund, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.

Different Investment Divisions of GMO are responsible for day-to-day investment management of different Funds. Each Division’s investment professionals work collaboratively, and no one person is primarily responsible for day-to-day investment management of any specific Fund. The table below identifies the GMO Investment Divisions and the Funds for which they are responsible.

Investment Division	Primary Responsibilities
Quantitative Equity	U.S. Equity Funds and International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, Developed World Stock Fund, International Small Companies Fund, Tax-Managed International Equities Fund, and Flexible Equities Fund.

International Active	Foreign Fund, Foreign Small Companies Fund, and Flexible Equities Fund

Emerging Markets	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund

Fixed Income	Fixed Income Funds

Asset Allocation	Asset Allocation Funds and Currency Hedged International Equity Fund; Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund (overall management and strategic direction)

The following table identifies the senior member(s) of GMO’s Investment Divisions who are responsible for providing investment management services to the Funds and each senior member’s length of service as a senior member, title, and business experience during the past five years. With respect to the Funds for which they have responsibility, the senior members manage or allocate responsibility for portions of the portfolios to members of the Division, oversee the implementation of trades, review the overall composition of the portfolios, including compliance with stated investment objectives and strategies, and monitor cash.

Funds	Senior Member (Length of Service)	Title; Business Experience During Past 5 Years
U.S. Equity Funds
(except Quality Fund) and International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, International Small Companies Fund, Tax-Managed International Equities Fund, and Flexible Equities Fund.	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005. Previously, Mr. Wilderman was responsible for portfolio management of and research for GMO’s emerging equity portfolios since 1996.

Quality Fund	Thomas Hancock (since 1998)	See above.

	Sam Wilderman (since 2005)	See above.

	William Joyce (since 1998)	Member, Quantitative Equity Division, GMO. Mr. Joyce is jointly (with Messrs. Wilderman and Hancock) responsible for portfolio management and oversight of Quality Fund. Since the Fund’s inception in 2004, Mr. Joyce has played a lead role in its design, research and management. Previously, Mr. Joyce shared responsibility for research and management of all U.S. quantitative equity strategies since 1998.

Funds	Senior Member (Length of Service)	Title; Business Experience During Past 5 Years
Developed World Stock Fund	Thomas Hancock (since 1998)	See above.

	Sam Wilderman (since 2005)	See above.

	Anthony Hene (since 1995)	Member, Quantitative Equity Division, GMO. Mr. Hene is jointly (with Messrs. Wilderman and Hancock) responsible for the portfolio management and oversight of Developed World Stock Fund. Mr. Hene has jointly (with Messrs. Wilderman and Hancock) been responsible for portfolio management and oversight of global equity portfolios since 1995.

Foreign Fund Foreign Small Companies Fund Flexible Equities Fund	Drew Spangler (since 2011)	Director, International Active Division, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Emerging Markets Fund Emerging Countries Fund Emerging Domestic Opportunities Fund Taiwan Fund	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Emerging Domestic Opportunities Fund	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO. Mr. Bhartia has been engaged in portfolio management of GMO’s emerging markets equity portfolios since 1995.

Fixed Income Funds	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO. Mr. Cooper has been responsible (jointly with Mr. Nemerever) for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993. Mr. Cooper focuses on instrument selection.

	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO. Mr. Nemerever has been responsible (jointly with Mr. Cooper) for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993. Mr. Nemerever focuses on investment strategy.

Asset Allocation Funds and
Currency Hedged International Equity
Fund;
Flexible Equities Fund, Strategic Fixed
Income Fund, Asset Allocation
Bond Fund, and Asset Allocation
International Bond Fund (overall
management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of Funds for which they have responsibility.

Custodians and Fund Accounting Agents

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the U.S. Equity Funds, Fixed Income Funds, and Asset Allocation Funds (other than Alpha Only Fund). Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the International Equity Funds and Alpha Only Fund.

Transfer Agent

State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

Expense Reimbursement

[As more fully described in the Funds’ “Annual Fund operating expenses” tables under the caption “Fees and expenses” in the Fund summaries, for each Fund other than Taiwan Fund and Emerging Country Debt Fund, the Manager has contractually agreed to reimburse each Fund (or class for Emerging Markets Fund) for the portion of the Fund’s or class’s total annual operating expenses that exceed a specified percentage of the Fund’s or class’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” As used in this Prospectus, “Excluded Fund Fees and Expenses” means shareholder service fees (except for Emerging Markets Fund), expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities-lending fees and expenses, interest expense (except for Emerging Countries Fund), transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), and, for Emerging Markets Fund and Emerging Domestic Opportunities Fund, also excluding custodial fees (provided that for Emerging Domestic Opportunities Fund, the manager will reimburse the Fund for any portion of the Fund’s annual custodial fees that exceeds 0.10% of the Fund’s average daily net assets).

For each of Currency Hedged International Equity Fund, Alpha Only Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Short-Duration Investment Fund, Inflation Indexed Plus Bond Fund, Strategic Fixed Income Fund, Short-Duration Collateral Share Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund, in addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount.

For each Fund other than Short-Duration Collateral Fund, U.S. Equity Allocation Fund, International Equity Allocation Fund, International Opportunities Equity Allocation Fund, Global Equity Allocation Fund, World Opportunities Equity Allocation Fund, Global Balanced Asset Allocation Fund, Strategic Opportunities Allocation Fund, and Benchmark-Free Allocation Fund, in addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund (or class for Emerging Markets Fund) for the amount of fees and expenses incurred indirectly by the Fund or class through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund or class of such fees and expenses equal to the Fund’s or class’s Expense Reimbursement Amount.

For each of Taiwan Fund and Emerging Country Debt Fund, the Manager has contractually agreed to reimburse the Fund for an amount equal to the fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses).

[The Funds’ contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Funds’ Board of Trustees.]

In addition to the contractual expense limitations described above, the Manager also has voluntarily agreed to waive Domestic Bond Fund’s management fee by 0.05% and U.S. Treasury Fund’s management fee. During any period for which Domestic Bond Fund’s or U.S. Treasury Fund’s voluntary management fee waiver is in effect (as the case may be), the Manager has voluntarily agreed to reimburse Domestic Bond Fund to the extent Domestic Bond Fund’s total annual operating expenses exceed 0.05% of the Fund’s average daily net assets (excluding Domestic Bond Fund’s Excluded Fund Fees and Expenses described above) and has voluntarily agreed to reimburse U.S. Treasury Fund to the extent U.S. Treasury Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses described above). The Manager may change or terminate these voluntary waivers and reimbursements at any time. During any period for which a voluntary management fee waiver is in effect for either Domestic Bond Fund or U.S. Treasury Fund (as the case may be), the Fund will incur management fees at an annual rate lower than the rate listed in the Fund’s “Annual Fund operating expenses” table in the Fund’s summary, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower than the amount(s) shown in the table.]

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. For Short-Duration Collateral Share Fund, NAV is calculated based on the NAV of Short-Duration Collateral Fund (“SDCF”), and for purposes of this section the “Funds” include SDCF. NAV is not determined on any days when the NYSE is closed for business. NAV for the Fixed Income Funds is not determined (and accordingly transactions in shares of the Fixed Income Funds are not processed) on days when the U.S. bond markets are closed.

A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Taiwan Fund will not determine NAV on any days when the NYSE or the Taiwan Stock Exchange (“TSE”) is closed for trading. As a result, from time to time, Taiwan Fund may not determine NAV for several consecutive weekdays (e.g., during the Chinese Lunar New Year), during which time investors will have no ability to redeem their shares in Taiwan Fund.

The value of the Funds’ investments is generally determined as follows:

Exchange-listed securities (other than Exchange-listed options)

•	Last sale price or

•	Official closing price or

•	Most recent bid price (if no reported sale or official closing price) or

•	Broker bid (if the private market is more relevant in determining market value than the exchange)

(Also, see discussion in “Fair Value Pricing” below regarding foreign equity securities.)

Exchange-listed options

•	Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions.

Unlisted securities (if market quotations are readily available)

•	Most recent quoted bid price

Note: There can be no assurance that quoted bid prices will be available. If reliable quotes are not available, the Funds may seek alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Non-emerging market debt obligations (previously acquired and having sixty days or less to final maturity)

•	Amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired)

All other fixed income securities (includes bonds, asset-backed securities, loans, structured notes)

•	Most recent bid supplied by a single pricing source chosen by the Manager

Shares of other GMO Funds and other open-end registered investment companies

•	Most recent NAV

“Fair Value” Pricing

For all other assets and securities, including derivatives, and in cases where market prices are not readily available or circumstances make an existing methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.

With respect to the Funds’ use of “fair value” pricing, you should note the following:

—	In some cases, a significant percentage of a Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the fair value determined for a particular security may be materially different from the value realized upon its sale.

—	Many foreign securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in those markets or on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Funds generally value those foreign securities (including futures and other derivatives whose values are based on those securities or indices comprised of those securities) as of the NYSE close using fair value prices, which are based on local closing prices adjusted by a factor supplied by a third party vendor using that vendor’s proprietary models.

—	A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index more than would otherwise be the case. For example, a Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the benchmark or index may use the local market closing price, whereas the Fund may use an adjusted “fair value” price.

The values of foreign securities quoted in foreign currencies, foreign currency balances and foreign forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

The Manager evaluates pricing sources on an ongoing basis and may change a pricing source at any time. The Manager normally does not evaluate the prices supplied by pricing sources on a day-to-day basis. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund. In addition, because some Funds hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.

NAME POLICIES

To comply with Securities and Exchange Commission (“SEC”) rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal investment strategies” section of their summaries.

A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” (or “related to” in the case of Emerging Domestic Opportunities Fund) to that country or region. For purposes of this Prospectus, an investment is “tied economically” (or “related”) to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, through investments in another Fund, derivatives, or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically (or related) to a particular industry, country, or geographic region. Funds with the term “international,” “global,” or “world” included in their names have not adopted formal Name Policies with respect to those terms, but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of some Funds are posted monthly on GMO’s website and are available to shareholders without a confidentiality agreement. In addition, from time to time, position attribution information regarding the Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Additional information regarding some Funds’ portfolio holdings as of each month’s end is made available to shareholders of the Trust, qualified potential shareholders as determined by GMO (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website, as set forth below:

Approximate date of
Funds	posting to website
U.S. Equity Funds, International Equity Funds, Fixed Income Funds, and Alpha Only Fund	5 days after month end

Asset Allocation Funds (except Alpha Only Fund)	2 days after month end

Shareholders and potential shareholders of Funds that invest in other GMO Funds, as well as their consultants and agents, are able to access the portfolio holdings of the GMO Funds in which those Funds invest when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (http://www.gmo.com/america/strategies), shareholders, potential shareholders, and their consultants and agents must contact GMO to obtain a password and user name (to the extent they do not already have them) and enter into a confidentiality agreement with GMO and the Trust that permits the information to be used only for purposes determined by GMO to be in the best interest of the shareholders of the Fund to which the information relates. GMO may make portfolio holdings information available in alternate formats under the conditions described in the SAI. Beneficial owners of shares of a Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase a Fund’s shares directly from the Trust when the NYSE is open for business (and in the case of a Fixed Income Fund when the U.S. bond markets are open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. These brokers and agents may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase request until it has received a GMO Trust Application deemed to be in good order by the Trust or its designated agent. In addition, the Trust may not accept a purchase request unless an IRS Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for foreign shareholders) with a correct taxpayer identification number (if required) is on file with GMO and that W-9 or W-8 is deemed to be in good order by the Trust’s withholding agent, State Street Bank and Trust Company. Subject to future guidance from the Internal Revenue Service, the Trust may require additional tax-related certifications, information or other documentation from you in order to comply with the reporting and withholding tax provisions enacted in March 2010 as part of the Hiring Incentives to Restore Employment Act. For more information on these new rules, see the “Taxes” section in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust are completed properly and maintained, as required, in good order. GMO has the right to make final good order assessments.

Purchase Policies.  You must submit a purchase request in good order to avoid having it rejected by the Trust or its designated agent. In general, a purchase request is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

If payment in full (by check, wire, or, when approved, securities) is not received prior to the earlier of the close of the NYSE or 4:00 p.m. Boston time on the intended purchase date, the request may be rejected or deferred until payment is received unless prior arrangements for later payment have been approved by GMO.

If the purchase request is received in good order by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time), the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). If that request is received after the close of regular trading on the NYSE, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE is open (plus any applicable purchase premium). In the case of a Fixed Income Fund, purchase requests that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the purchase price for a Fixed Income Fund’s shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). See “Purchase Premiums and Redemption Fees” on page [  ] of this Prospectus for a discussion of purchase premiums charged by some Funds, including circumstances under which all or a portion of the purchase premiums may be waived. Purchase premiums (if any) are not charged on reinvestments of distributions.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application. Additional identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

Minimum investment amounts (by class, if applicable) are set forth in the tables on page [  ] of this Prospectus. No minimum additional investment is required to purchase additional shares of a Fund. The Trust may waive initial minimums for some investors.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of other GMO Funds after the close of regular trading on the NYSE (the “Cut-off Time”) and receive the current day’s price if the following conditions are met: (i) the Top Fund received a good order purchase request prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form.  Completed purchase order forms can be submitted by mail or by facsimile or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust
c/o Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
Facsimile: 1-617-439-4192
Attention: Shareholder Services

Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase request submitted by mail is “received” by the Trust when it is actually delivered to the Trust or its designated agent. A purchase request delivered by facsimile is “received” by the Trust when it is actually received by the Trust or its designated agent.

Funding Your Investment.  You may purchase shares:

•	with cash (via wire transfer or check)

►	By wire. Instruct your bank to wire the amount of your investment to:

State Street Bank and Trust Company, Boston, Massachusetts
ABA#: 011000028
Attn: Transfer Agent
Credit: GMO Deposit Account 00330902
Further credit: GMO Fund/Account name and number

►	By check. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Transfer Agency/GMO	Attn: Transfer Agency/GMO
Box 5493	200 Clarendon Street
Mail Code JHT1651	Mail Code JHT1651
Boston, MA 02206	Boston, MA 02116

•	in exchange for securities acceptable to GMO

►	securities must be approved by GMO prior to transfer to the Fund

►	securities will be valued as set forth under “Determination of Net Asset Value”

•	by a combination of cash and securities

In the case of International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, Developed World Stock Fund, Currency Hedged International Equity Fund, International Small Companies Fund and Tax-Managed International Equities Fund, a purchase may be made in U.S. dollars or in any other currency deemed acceptable by GMO in its sole discretion. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.

Frequent Trading Activity.  As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies may be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that is harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of foreign securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various prevention measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. A Fund will not automatically redeem shares that are the subject of a rejected exchange request. The Funds reserve the right to reject any order or terminate the sale of Fund shares at any time.

Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums and/or redemption fees, (2) the nature of a Fund’s investment program, including its typical cash positions and/or whether it invests in foreign securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. The Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on the frequency with which they purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for certain Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to those Funds and their shareholders.

Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor for and/or restrict frequent trading in accordance with the Procedures. In addition, the Funds may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO considers to be potentially harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets are open for business). Redemption requests should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be effected through that broker or agent. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com. The Trust may take up to seven days to remit proceeds.

Redemption Policies.  You must submit a redemption request in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption request is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or the amount that the client wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the close of regular trading on the NYSE on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•	Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

If a redemption request in good order is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time), the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day (less any applicable redemption fee). In the case of a Fixed Income Fund, redemption requests in good order that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the redemption price will be the net asset value per share determined that day (less any applicable redemption fee). If a redemption request is received after the close of regular trading on the NYSE, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day (less any applicable redemption fee) or, in the case of the Fixed Income Funds, the next business day that the U.S. bond markets are open (less any applicable redemption fee), unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. If you or another authorized person on your account have instructed GMO Shareholder Services to defer the redemption to another day, you or another authorized person on your account may revoke your redemption request in writing at any time prior to 4:00 p.m. Boston time or before the close of regular trading on the NYSE (whichever is earlier) on the redemption date. Redemption fees, if any, apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” on page [  ] for a discussion of redemption fees charged by some Funds, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, please contact GMO to confirm that your redemption request was received and is in good order.

Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption request, delay in remittance of redemption proceeds, or a rejection of the redemption request.

In its sole discretion, GMO may determine to have a Fund pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate and GMO believes a Fund’s redemption fee (if any) is not fair compensation for transaction costs, the Fund may limit cash redemptions (honoring redemptions with portfolio securities) to protect the interests of all Fund shareholders. Redemptions in-kind may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application.

►	designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

►	if there is ambiguity with wire instructions that cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check.

•	upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)

•	In the case of International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, Developed World Stock Fund, Currency Hedged International Equity Fund, International Small Companies Fund and Tax-Managed International Equities Fund, a redemption may, in GMO’s sole discretion, be paid in whole or in part in a currency other than U.S. dollars in cases where the redeeming shareholder has indicated a willingness or desire to receive the redemption proceeds in that currency. Non-U.S. dollar currencies used to redeem Fund shares will be valued in accordance with the Trust’s valuation procedures.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust will not typically remit redemption proceeds to multiple bank accounts.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”

•	the securities will be selected by GMO in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio

•	you will likely incur brokerage charges on the sale of the securities

•	redemptions paid in securities are generally treated by shareholders for tax purposes the same as redemptions paid in cash

•	the securities will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	if the NYSE and/or the Federal Reserve Bank are, or in the case of the Fixed Income Funds, the U.S. bond markets are, closed on days other than weekends or holidays

•	during periods when trading on the NYSE is restricted

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

•	during any other period permitted by the SEC for your protection.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or the class held by the shareholder exceed a percentage of the outstanding shares of the Fund or the class determined from time to time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.

Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption request prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Redemption Request.  Redemption requests can be submitted by mail or by facsimile to the Trust at the address/facsimile number set forth under “How to Purchase Shares — Submitting Your Purchase Order Form.” Redemption requests submitted by mail are “received” by the Trust when actually received by the Trust or its designated agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption request.

PURCHASE PREMIUMS AND REDEMPTION FEES

Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.

Each of the Asset Allocation Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Asset Allocation Funds are typically reassessed annually based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which the Asset Allocation Funds invest, provided that, if that weighted average is less than 0.05%, Asset Allocation Funds usually do not charge a purchase premium or redemption fee.

A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in each Fund’s summary for details regarding the purchase premium and/or redemption fee, if any, charged by a Fund.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Waiver of Purchase Premiums/Redemption Fees

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, the Manager may waive all or a portion of the purchase premiums and/or redemption fees for the Asset Allocation Funds when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premium and/or redemption fee imposed by the Asset Allocation Fund.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions the day after those orders are received.

The Manager may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by accounts over which the Manager has investment discretion, including the Asset Allocation Funds and other pooled investment vehicles. Consequently, those accounts will tend to benefit more from waivers of the Funds’ purchase premiums and redemption fees than other Fund shareholders.

MULTIPLE CLASSES AND ELIGIBILITY

Most Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is in their shareholder service fee. Differences in the fee reflect the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the client’s assets. Thus, the shareholder service fee generally is lower for classes requiring greater minimum investments.

Eligibility to purchase Fund shares or different classes of Fund shares depends on the client’s meeting either (i) the minimum “Total Fund Investment,” which includes only a client’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. No minimum additional investment is required to purchase additional shares of a Fund.

Minimum Investment Criteria for Class Eligibility

				Shareholder
			Minimum Total GMO	Service Fee
		Minimum Total Fund Investment	Investment[1]	(as a % of average daily net assets)
Funds Offering	Foreign Fund
Class II Shares	International Intrinsic Value Fund	N/A	$10 million	0.22%
	Emerging Markets Fund Emerging Domestic Opportunities Fund

Funds Offering Class III Shares	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A	0.15%

	Foreign Fund International Intrinsic Value Fund	N/A	$35 million	0.15%

	Asset Allocation Funds (except Alpha Only Fund)	N/A	$10 million	0.00%[2]

	Tax-Managed U.S. Equities Fund Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in the Tax-Managed Funds)	0.15%

	All Other Funds	N/A	$10 million	0.15%

Funds Offering Class IV Shares	Quality Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	$125 million	$250 million	0.105%

	U.S. Core Equity Fund Emerging Country Debt Fund Developed World Stock Fund Foreign Small Companies Fund Core Plus Bond Fund Alpha Only Fund	$125 million	$250 million	0.10%

	International Intrinsic Value Fund International Core Equity Fund International Growth Equity Fund Foreign Fund	$125 million	$250 million	0.09%

Funds Offering Class V Shares	U.S. Core Equity Fund Quality Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	$250 million	$500 million	0.085%

Funds Offering Class VI Shares	U.S. Core Equity Fund Quality Fund Emerging Markets Fund Emerging Domestic Opportunities Fund International Core Equity Fund Flexible Equities Fund Domestic Bond Fund Strategic Fixed Income Fund Short-Duration Collateral Share Fund Inflation Indexed Plus Bond Fund Asset Allocation Bond Fund Asset Allocation International Bond Fund	$300 million	$750 million	0.055%

Minimum Investment Criteria and Eligibility for U.S. Treasury Fund

Shareholder
Service Fee
		Minimum Total GMO	(as a % of average
	Minimum Total Fund Investment	Investment	daily net assets)
U.S. Treasury Fund	N/A	$10 million	N/A

1 The eligibility requirements in the table above are subject to exceptions and special rules for plan investors investing through financial intermediaries and for clients with continuous investments in Foreign Fund or International Intrinsic Value Fund since May 31, 1996. See discussion immediately following these tables for more information about these exceptions and special rules.
2 These Funds indirectly bear shareholder service fees by virtue of their investments in other GMO Funds.

A client’s Total GMO Investment equals the Manager’s estimate of the market value of all the client’s assets managed by GMO and its affiliates (i) at the time of the client’s initial investment, (ii) at the close of business on the last business day of each calendar quarter, or (iii) at other times as determined by the Manager (including those described below under “Conversions between Classes”) (each, a “Determination Date”); provided, however, that a client’s Total GMO Investment required to purchase Class III shares of each of the Tax-Managed U.S. Equities Fund and Tax-Managed International Equities Fund (collectively, the “Tax-Managed Funds”) also may equal the market value of all of the client’s assets invested in the Tax-Managed Funds in the aggregate on a Determination Date. When purchasing shares of a Fund, investors should consult with the Manager to determine the applicable Determination Date and the share class for which they are eligible.

For shareholders of Foreign Fund or International Intrinsic Value Fund since May 31, 1996: Any client that has been a continuous shareholder of Foreign Fund or International Intrinsic Value Fund since May 31, 1996 (prior to the issuance of multiple classes of shares) is eligible indefinitely to remain invested in Class III shares of that Fund.

Upon request GMO may permit a client to undertake in writing to meet the applicable Total Fund Investment or Total GMO Investment minimums over a specified period (a “Commitment Letter”).

You should note:

•	No minimum additional investment is required to purchase additional shares of a Fund or any class of shares of a Fund.

•	GMO makes all determinations as to the aggregation of client accounts for purposes of determining eligibility. See the SAI for a discussion of factors GMO considers relevant when making those determinations.

•	Eligibility requirements for a Fund or each class of shares of a Fund, as the case may be, are subject to change.

•	The Trust may waive eligibility requirements for certain persons, accounts, or special situations. As of the date of this Prospectus, these waivers include the waiver of eligibility requirements for (i) GMO Funds and other accounts over which GMO has investment discretion that invest in other GMO Funds, (ii) GMO partners, employees and their family members, and (iii) the Trustees of the Trust, each of which may invest in the least expensive class of those GMO Funds offered at the time of investment without regard to the amount invested.

•	Investments through an intermediary generally are invested in Class III Shares.

Conversions between Classes

As described in “Additional Summary Information About the Funds,” in determining whether a client is eligible to purchase Fund shares, GMO considers each client’s Total Fund Investment and Total GMO Investment on each Determination Date. Based on this determination, and subject to the following, each client’s shares of a Fund eligible for conversion will be converted to the class of shares of that Fund with the lowest shareholder service fee for which the client satisfies all minimum investment requirements (or, to the extent the client already holds shares of that class, the client will remain in that class). Except as noted below, with respect to any Fund:

•	To the extent a client satisfies all minimum investment requirements for a class of shares then being offered that bears a lower shareholder service fee than the class held by the client on the Determination Date (generally at the close of business on the last business day of each calendar quarter), the client’s shares eligible for conversion generally will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.

•	If a client no longer satisfies all minimum investment requirements for the class of shares of a Fund held by the client on the last Determination Date of a calendar year (generally at the close of business on the last business day of the calendar year), the Fund generally will convert the client’s shares to the class it is then offering bearing the lowest shareholder service fee for which the client satisfies all minimum investment requirements (and which class will typically bear a higher shareholder service fee than the class then held by the client). If a client no longer satisfies all minimum investment requirements for any class of a Fund as of the last Determination Date of a calendar year, the Fund will convert the client’s shares to the class of that Fund then being offered bearing the highest shareholder service fee. Notwithstanding the foregoing, a client’s shares will not be converted to a class of shares bearing a higher shareholder service fee without at least 15 calendar days’ prior notice, and if the client makes an additional investment and/or the value of the client’s shares otherwise increases prior to the end of the notice period so as to satisfy all minimum investment requirements for the client’s current class of shares, the client will remain in the class of shares then held by the client. Solely for the purpose of determining whether a client has satisfied the minimum investment requirements for a client’s current class of shares, the value of the client’s shares is considered to be the greater of (i) the value of the client’s shares on the relevant Determination Date or (ii) the value of the client’s shares on the date that GMO reassesses the value of the client’s account for the purpose of sending notice of a proposed conversion. If the client is not able to make an additional investment in a Fund solely because the Fund is closed to new investment or is capacity constrained, the class of shares then held by the client will not be converted unless the Manager approves reopening the Fund to permit the client to make an additional investment. The conversion of a client’s shares to a class of shares bearing a higher shareholder service fee generally will occur within 60 calendar days following the last Determination Date of a calendar year or, in the case of conversion due to an abusive pattern of investments and/or redemptions, on any other date the Manager determines.

A Fund may at any time without notice convert a client’s shares to the class it is then offering bearing the lowest shareholder service fee for which the client satisfied all minimum investment requirements (or, if the Fund has no such class, the class of that Fund bearing the highest shareholder service fee) if the client no longer satisfies all minimum investment requirements for the class of shares held by the client and: (i) the Manager believes the client has engaged in an abusive pattern of investments and/or redemptions (e.g., a large investment just before a Determination Date and a redemption right after the Determination Date), (ii) the client fails to meet the applicable Total Fund Investment or Total GMO Investment minimums by the time specified in the client’s Commitment Letter, or (iii) the total expense ratio borne by the client immediately following the conversion is equal to or less than the total expense ratio borne by the client immediately prior to such conversion (after giving effect to any applicable fee and expense waivers or reimbursements).

The Funds have been advised by counsel that, for tax purposes, the conversion of a client’s investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the shares that are converted. The client’s tax basis in the new class of shares immediately after the conversion should equal the client’s basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

DISTRIBUTIONS AND TAXES

The policy of each U.S. Equity Fund (except for Real Estate Fund) and Short-Duration Investment Fund is to declare and pay distributions of its net investment income, if any, quarterly. The policy of U.S. Treasury Fund is to declare net investment income distributions daily, to the extent income is available, and U.S. Treasury Fund generally will pay distributions on the first business day following the end of each month in which distributions were declared. The policy of each other Fund is to declare and pay distributions of its net investment income, if any, semi-annually, although some Fixed Income Funds are permitted to, and will from time to time, declare and pay distributions of net investment income, if any, more frequently (e.g., monthly). Each Fund also intends to distribute net realized capital gains, whether from the sale of securities held by the Fund for not more than one year (net short-term capital gains) or from the sale of securities held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders. In particular, in view of SDCF’s current practice of declaring and paying distributions when it has acquired a meaningful cash position, including from cash proceeds attributable to the receipt of principal payments on SDCF’s fixed income securities and to dispositions of portfolio holdings by SDCF, a significant portion of distributions by SDCF could constitute, for U.S. federal income tax purposes, a return of capital to its shareholders. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.

Typically, all dividends and/or distributions are reinvested in additional shares of the relevant Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent. No purchase premium is charged on reinvested dividends or distributions.

For U.S. Treasury Fund, shareholders will begin accruing dividends in the Fund on the day that the Fund receives a purchase request for the Fund’s shares that is deemed to be in good order, provided that the Fund receives the purchase request before 4:00 pm Boston time. In addition, a shareholder will continue to accrue dividends on its shares until (and including) the date on which U.S. Treasury Fund receives a redemption request that is deemed to be in good order, provided that the Fund receives the redemption request before 4:00 pm Boston time. If U.S. Treasury Fund receives a redemption request that is deemed to be in good order after 4:00 pm Boston time, a shareholder will continue to accrue dividends until (and including) the next business day that the NYSE and the U.S. bond markets are open following the receipt of the request.

It is important for you to note:

•	Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

•	For U.S. federal income tax purposes, distributions of net investment income are generally taxable as ordinary income.

•	For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund in a written notice to shareholders as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income.

•	A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its applicable shares, with any amounts exceeding such basis treated as capital gain. In particular, so long as SDCF’s current practice of declaring and paying distributions when it has acquired a meaningful cash position continues, SDCF expects to make these return of capital distributions to its shareholders. If other Fixed Income Funds investing in SDCF receive these distributions from SDCF and, in turn, distribute those amounts to their shareholders, those Funds’ distributions similarly could constitute a return of capital to their shareholders. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•	Potentially subject to certain limitations arising from actual or constructive ownership changes in a Fund, a Fund may carry any net capital losses (i.e., capital losses in excess of capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. If a Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010, the Fund is permitted to carry those losses forward for up to eight taxable years. Any losses remaining at the end of the eight-year period will expire unused. If a Fund incurs net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration until such losses are fully utilized. See “Taxes” in the SAI for more information.

•	For taxable years beginning before January 1, 2013, distributions of net investment income properly reported by a Fund in a written notice to shareholders as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Fixed Income Funds do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to most individuals have been reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. The “qualified dividend income” provision and the reduction of long-term capital gain rates for individuals will expire for taxable years beginning on or after January 1, 2013 unless congress extends legislation providing otherwise.

•	Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•	Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•	Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term or long-term capital gain, depending on how long the Fund shares were held by the shareholder.

•	A Fund’s investment in foreign securities may be subject to foreign withholding or other taxes on dividends, interest, or capital gains. A Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities. Those withholding and other taxes will reduce the Fund’s yield on foreign securities. The foreign withholding and other tax rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if the Fund has a significant number of non-U.S. shareholders than if it has fewer non-U.S. shareholders. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for foreign taxes paid by a Fund or an underlying GMO Fund or other investment company in which a Fund invests. In addition, a Fund’s investment in foreign securities (other than equity securities), foreign currencies, or foreign currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•	Under the Funds’ securities lending arrangements, when a dividend is paid to a Fund security out on loan, the borrower is required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of foreign securities may be subject to levels of taxation that are lower than the rates applicable to a Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, certain swap and securities lending transactions designed to enable non-U.S. persons to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends, have received the attention of U.S. lawmakers. In response, Congress enacted legislation in March 2010 to limit these practices. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to foreign securities or that foreign taxing authorities will not otherwise challenge beneficial tax results arising from swap or securities lending arrangements.

•	Certain of a Fund’s investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as a Fund’s investments in certain types of securities, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, and, potentially, so-called “indexed securities” (such as inflation indexed bonds), will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments.

•	To the extent a Fund invests in other GMO Funds or other investment companies treated as partnerships or RICs for U.S. federal income tax purposes, including ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the underlying investment companies. See “Taxes” in the SAI for more information.

This section provides a general summary of the principal U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable taxes (including the federal alternative minimum tax). Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury Obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by a Fund, to the extent attributable to interest the Fund earned on such investments. The availability of these exemptions varies by state. You should consult your tax advisors regarding the applicability of any such exemption to your situation.

See “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in a Fund for non-U.S. shareholders.

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FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

[TO BE UPDATED BY AMENDMENT]

The financial highlight tables are intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [          ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Trust’s Annual Reports, which are incorporated by reference in the SAI and available upon request. Information is presented for each Fund, and class of Fund shares, that had investment operations during the reporting periods and is currently being offered through this Prospectus.

U.S. EQUITY FUNDS

U.S. CORE EQUITY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$7.65		$12.05		$14.77		$14.50	$		$7.63		$12.02		$14.75		$14.48

Income (loss) from investment operations:
Net investment income (loss)†			0.17		0.18		0.22		0.22			0.17		0.19		0.22		0.22
Net realized and unrealized gain (loss)			2.93		(4.40)		(1.10)		0.64			2.93		(4.39)		(1.10)		0.65

Total from investment operations			3.10		(4.22)		(0.88)		0.86			3.10		(4.20)		(0.88)		0.87

Less distributions to shareholders:
From net investment income			(0.18)		(0.18)		(0.25)		(0.22)			(0.18)		(0.19)		(0.26)		(0.23)
From net realized gains			—		—		(1.59)		(0.37)			—		—		(1.59)		(0.37)

Total distributions			(0.18)		(0.18)		(1.84)		(0.59)			(0.18)		(0.19)		(1.85)		(0.60)

Net asset value, end of period	$		$10.57		$7.65		$12.05		$14.77	$		$10.55		$7.63		$12.02		$14.75

Total Return(a)		%	40.85%		(35.39)%		(7.33)%		5.97%		%	41.04%		(35.36)%		(7.36)%		6.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$519,309		$509,120		$1,131,800		$1,789,872	$		$415,267		$286,333		$478,084		$602,048
Net expenses to average daily net assets		%	0.46	%(b)	0.46	%(b)	0.46	%(b)	0.46%		%	0.41	%(b)	0.41	%(b)	0.41	%(b)	0.41%
Net investment income (loss) to average daily net assets		%	1.73%		1.70%		1.55%		1.51%		%	1.76%		1.78%		1.57%		1.55%
Portfolio turnover rate		%	52%		62%		71%		78%		%	52%		62%		71%		78%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.03%		0.02%		0.02%		0.02%		%	0.03%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

U.S. CORE EQUITY FUND (CONT’D)

Class VI Shares
Year Ended February 28/29,
2011		2010		2009		2008		2007

$		$7.63		$12.02		$14.75		$14.47

		0.17		0.19		0.23		0.23
		2.93		(4.38)		(1.11)		0.65

		3.10		(4.19)		(0.88)		0.88

		(0.19)		(0.20)		(0.26)		(0.23)
		—		—		(1.59)		(0.37)

		(0.19)		(0.20)		(1.85)		(0.60)

$		$10.54		$7.63		$12.02		$14.75

	%	40.96%		(35.33)%		(7.32)%		6.17%

$		$1,069,030		$858,170		$2,031,659		$3,671,926
	%	0.37	%(b)	0.37	%(b)	0.37	%(b)	0.37%
	%	1.80%		1.78%		1.63%		1.61%
	%	52%		62%		71%		78%
	%	0.03%		0.02%		0.02%		0.02%

TOBACCO-FREE CORE FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$6.54		$10.03		$12.88		$12.45

Income (loss) from investment operations:
Net investment income (loss)†			0.13		0.15		0.19		0.18
Net realized and unrealized gain (loss)			2.70		(3.50)		(0.96	)(b)	0.54

Total from investment operations			2.83		(3.35)		(0.77)		0.72

Less distributions to shareholders:
From net investment income			(0.15)		(0.14)		(0.22)		(0.23)
From net realized gains			—		—		(1.86)		(0.06)

Total distributions			(0.15)		(0.14)		(2.08)		(0.29)

Net asset value, end of period	$		$9.22		$6.54		$10.03		$12.88

Total Return(a)		%	43.63%		(33.76)%		(7.30)%		5.87%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$21,624		$16,849		$45,197		$188,133
Net expenses to average daily net assets		%	0.48	%(c)	0.48	%(c)	0.48	%(c)	0.48%
Net investment income (loss) to average daily net assets		%	1.63%		1.67%		1.52%		1.46%
Portfolio turnover rate		%	60%		65%		74%		73%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.39%		0.39%		0.08%		0.06%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The net expense ratio does not include the effect of expense reductions.

†	Calculated using average shares outstanding throughout the period.

QUALITY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$14.17		$20.56		$21.78		$20.81	$		$14.19		$20.57		$21.80		$20.82

Income (loss) from investment operations:
Net investment income (loss)†			0.33		0.37		0.39		0.35			0.34		0.39		0.40		0.37
Net realized and unrealized gain (loss)			4.83		(6.30)		(0.70)		1.12			4.83		(6.30)		(0.71)		1.11

Total from investment operations			5.16		(5.93)		(0.31)		1.47			5.17		(5.91)		(0.31)		1.48

Less distributions to shareholders:
From net investment income			(0.34)		(0.34)		(0.36)		(0.34)			(0.35)		(0.35)		(0.37)		(0.34)
From net realized gains			—		(0.12)		(0.55)		(0.16)			—		(0.12)		(0.55)		(0.16)

Total distributions			(0.34)		(0.46)		(0.91)		(0.50)			(0.35)		(0.47)		(0.92)		(0.50)

Net asset value, end of period	$		$18.99		$14.17		$20.56		$21.78	$		$19.01		$14.19		$20.57		$21.80

Total Return(a)		%	36.73%		(29.37)%		(1.76)%		7.18%		%	36.73%		(29.27)%		(1.77)%		7.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$4,119,119		$1,952,579		$2,003,758		$1,575,300	$		$1,132,006		$787,276		$432,046		$800,458
Net expenses to average daily net assets		%	0.48	%(b)	0.48	%(b)	0.48	%(b)	0.48%		%	0.44	%(b)	0.44	%(b)	0.44	%(b)	0.44%
Net investment income (loss) to average daily net assets		%	1.88%		2.03%		1.74%		1.64%		%	1.97%		2.11%		1.78%		1.79%
Portfolio turnover rate		%	28%		36%		46%		50%		%	28%		36%		46%		50%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.02%		0.02%		0.02%		0.02%		%	0.02%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

Effective June 1, 2009, “GMO U.S. Quality Equity Fund” was renamed “GMO Quality Fund.”

QUALITY FUND (CONT’D)

Class V Shares										Class VI Shares
								Period from										Period from
								December 8, 2006										December 8, 2006
								(commencement of										(commencement of
Year Ended February 28/29,								operations) through		Year Ended February 28/29,								operations) through
2011		2010		2009		2008		February 28, 2007		2011		2010		2009		2008		February 28, 2007

$		$14.17		$20.56		$21.79		$21.91		$		$14.18		$20.57		$21.79		$21.91

		0.34		0.39		0.41		0.07				0.35		0.40		0.41		0.07
		4.84		(6.30)		(0.72)		0.04				4.82		(6.31)		(0.70)		0.04

		5.18		(5.91)		(0.31)		0.11				5.17		(5.91)		(0.29)		0.11

		(0.35)		(0.36)		(0.37)		(0.09)				(0.35)		(0.36)		(0.38)		(0.09)
		—		(0.12)		(0.55)		(0.14)				—		(0.12)		(0.55)		(0.14)

		(0.35)		(0.48)		(0.92)		(0.23)				(0.35)		(0.48)		(0.93)		(0.23)

$		$19.00		$14.17		$20.56		$21.79		$		$19.00		$14.18		$20.57		$21.79

	%	36.87%		(29.31)%		(1.75)%		0.49	%**		%	36.81%		(29.28)%		(1.67)%		0.49	%**

$		$551,272		$637,834		$663,616		$259,430		$		$9,156,696		$5,273,791		$5,237,363		$2,588,116
	%	0.42	%(b)	0.42	%(b)	0.42	%(b)	0.42	%*		%	0.39	%(b)	0.39	%(b)	0.39	%(b)	0.39	%*

	%	1.98%		2.11%		1.83%		1.40	%*		%	2.00%		2.16%		1.84%		1.43	%*
	%	28%		36%		46%		50	%††		%	28%		36%		46%		50	%††

	%	0.02%		0.02%		0.02%		0.02	%*		%	0.02%		0.02%		0.02%		0.02	%*

U.S. INTRINSIC VALUE FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009		2008	2007

Net asset value, beginning of period	$		$4.55	$7.86		$9.68	$10.78

Income (loss) from investment operations:
Net investment income (loss)†			0.10	0.14		0.18	0.21
Net realized and unrealized gain (loss)			1.98	(3.31)		(1.23)	0.80

Total from investment operations			2.08	(3.17)		(1.05)	1.01

Less distributions to shareholders:
From net investment income			(0.10)	(0.14)		(0.18)	(0.23)
From net realized gains			—	—		(0.59)	(1.88)

Total distributions			(0.10)	(0.14)		(0.77)	(2.11)

Net asset value, end of period	$		$6.53	$4.55		$7.86	$9.68

Total Return(a)		%	45.95%	(40.83)%		(11.88)%	9.80%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$7,020	$4,838		$29,358	$35,726
Net expenses to average daily net assets		%	0.46%	0.46	%(b)	0.46%	0.46%
Net investment income (loss) to average daily net assets		%	1.70%	1.94%		1.93%	1.91%
Portfolio turnover rate		%	54%	57%		75%	72%
Fees and expenses reimbursed by the Manager to average daily net assets		%	1.22%	0.43%		0.23%	0.13%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

U.S. GROWTH FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009		2008		2007

Net asset value, beginning of period	$		$10.47	$15.82		$17.24		$18.17

Income (loss) from investment operations:
Net investment income (loss)†			0.21	0.18		0.17		0.15
Net realized and unrealized gain (loss)			4.15	(5.32)		(1.06)		0.07

Total from investment operations			4.36	(5.14)		(0.89)		0.22

Less distributions to shareholders:
From net investment income			(0.22)	(0.21)		(0.17)		(0.15)
From net realized gains			—	—		(0.36)		(1.00)

Total distributions			(0.22)	(0.21)		(0.53)		(1.15)

Net asset value, end of period	$		$14.61	$10.47		$15.82		$17.24

Total Return(a)		%	41.94%	(32.84)%		(5.49)%		1.24%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$40,521	$34,758		$129,666		$224,554
Net expenses to average daily net assets		%	0.46%	0.46	%(b)	0.46	%(b)	0.46%
Net investment income (loss) to average daily net assets		%	1.60%	1.19%		0.94%		0.85%
Portfolio turnover rate		%	118%	70%		97%		111%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.33%	0.19%		0.07%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

U.S. SMALL/MID CAP VALUE FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009	2008	2007

Net asset value, beginning of period	$		$4.44	$7.36	$10.01	$10.52

Income (loss) from investment operations:
Net investment income (loss)†			0.07	0.10	0.13	0.15
Net realized and unrealized gain (loss)			2.10	(2.92)	(1.87)	0.68

Total from investment operations			2.17	(2.82)	(1.74)	0.83

Less distributions to shareholders:
From net investment income			(0.08)	(0.10)	(0.13)	(0.20)
From net realized gains			—	—	(0.78)	(1.14)

Total distributions			(0.08)	(0.10)	(0.91)	(1.34)

Net asset value, end of period	$		$6.53	$4.44	$7.36	$10.01

Total Return(a)		%	49.15%	(38.76)%	(18.73)%	8.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$11,244	$13,119	$35,230	$58,452
Net expenses to average daily net assets		%	0.46%	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets		%	1.27%	1.46%	1.44%	1.46%
Portfolio turnover rate		%	175%	73%	63%	79%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.65%	0.43%	0.19%	0.22%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.02	$0.02	$0.01	$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
†	Calculated using average shares outstanding throughout the period.

U.S. SMALL/MID CAP GROWTH FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009	2008	2007

Net asset value, beginning of period	$		$7.54	$13.59	$18.93	$19.67

Income (loss) from investment operations:
Net investment income (loss)†			0.03	0.04	0.06	0.07
Net realized and unrealized gain (loss)			3.63	(6.05)	(1.79)	0.79

Total from investment operations			3.66	(6.01)	(1.73)	0.86

Less distributions to shareholders:
From net investment income			(0.03)	(0.04)	(0.06)	(0.09)
From net realized gains			—	—	(3.49)	(1.51)
Return of capital			—	—	(0.06)	—

Total distributions			(0.03)	(0.04)	(3.61)	(1.60)

Net asset value, end of period	$		$11.17	$7.54	$13.59	$18.93

Total Return(a)		%	48.53%	(44.27)%	(11.74)%	4.86%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$9,855	$3,882	$8,198	$25,314
Net expenses to average daily net assets		%	0.46%	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets		%	0.28%	0.35%	0.30%	0.38%
Portfolio turnover rate		%	140%	127%	118%	109%
Fees and expenses reimbursed by the Manager to average daily net assets		%	1.94%	1.74%	0.48%	0.60%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.06	$0.01	$0.07	$0.03

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
†	Calculated using average shares outstanding throughout the period.

REAL ESTATE FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008	2007

Net asset value, beginning of period	$		$3.34		$7.85		$12.87	$12.27

Income (loss) from investment operations:
Net investment income (loss)†			0.21		0.31		0.40	0.38
Net realized and unrealized gain (loss)			2.76		(4.40)		(3.29)	2.72

Total from investment operations			2.97		(4.09)		(2.89)	3.10

Less distributions to shareholders:
From net investment income			(0.15)		(0.29)		(0.14)	(0.31)
From net realized gains			—		(0.13)		(1.99)	(2.19)

Total distributions			(0.15)		(0.42)		(2.13)	(2.50)

Net asset value, end of period	$		$6.16		$3.34		$7.85	$12.87

Total Return(a)		%	89.86%		(54.45)%		(24.04)%	29.76%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$14,112		$8,299		$19,465	$37,650
Net expenses to average daily net assets		%	0.48	%(b)	0.48	%(b)	0.48%	0.48%
Net investment income (loss) to average daily net assets		%	4.18%		4.44%		3.78%	3.24%
Portfolio turnover rate		%	34%		29%		49%	43%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	0.55%		0.41%		0.22%	0.28%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

TAX-MANAGED U.S. EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$7.74		$12.21		$13.48		$12.83

Income (loss) from investment operations:
Net investment income (loss)†			0.18		0.18		0.21		0.19
Net realized and unrealized gain (loss)			2.75		(4.45)		(1.08)		0.64

Total from investment operations			2.93		(4.27)		(0.87)		0.83

Less distributions to shareholders:
From net investment income			(0.18)		(0.20)		(0.22)		(0.18)
From net realized gains			—		—		(0.18)		—

Total distributions			(0.18)		(0.20)		(0.40)		(0.18)

Net asset value, end of period	$		$10.49		$7.74		$12.21		$13.48

Total Return(a)		%	38.22%		(35.43)%		(6.78)%		6.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$15,886		$10,199		$88,686		$116,725
Net expenses to average daily net assets		%	0.48	%(b)	0.48	%(b)	0.48	%(b)	0.48%
Net investment income (loss) to average daily net assets		%	1.86%		1.55%		1.55%		1.46%
Portfolio turnover rate		%	61%		66%		62%		67%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.84%		0.17%		0.12%		0.11%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL CORE EQUITY FUND

	Class III Shares									Class IV Shares									Class VI Shares
																											Period from
																											March 28, 2006
																											(commencement of
																											operations)
	Year Ended February 28/29,									Year Ended February 28/29,									Year Ended February 28/29,								through
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007	2011		2010		2009		2008		February 28, 2007

Net asset value, beginning of period	$		$18.15		$37.25		$39.38		$35.23	$		$18.14		$37.23		$39.36		$35.21	$		$18.13		$37.22		$39.35		$36.09

Income (loss) from investment operations:
Net investment income (loss)†			0.55		0.92		1.01		0.86			0.64		0.94		1.04		0.85			0.52		0.92		0.98		0.74
Net realized and unrealized gain (loss)			7.79		(18.54)		(0.51)		6.06			7.71		(18.53)		(0.52)		6.09			7.83		(18.50)		(0.45)		5.33

Total from investment operations			8.34		(17.62)		0.50		6.92			8.35		(17.59)		0.52		6.94			8.35		(17.58)		0.53		6.07

Less distributions to shareholders:
From net investment income			(0.86)		(1.19)		(0.68)		(0.77)			(0.87)		(1.21)		(0.70)		(0.79)			(0.88)		(1.22)		(0.71)		(0.81)
From net realized gains			—		(0.29)		(1.95)		(2.00)			—		(0.29)		(1.95)		(2.00)			—		(0.29)		(1.95)		(2.00)

Total distributions			(0.86)		(1.48)		(2.63)		(2.77)			(0.87)		(1.50)		(2.65)		(2.79)			(0.88)		(1.51)		(2.66)		(2.81)

Net asset value, end of period	$		$25.63		$18.15		$37.25		$39.38	$		$25.62		$18.14		$37.23		$39.36	$		$25.60		$18.13		$37.22		$39.35

Total Return(a)		%	45.97%		(48.61)%		0.69%		20.04%		%	46.04%		(48.56)%		0.75%		20.14%		%	46.11%		(48.56)%		0.78%		17.24%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$1,017,207		$855,690		$917,685		$877,816	$		$797,730		$1,166,165		$947,063		$711,712	$		$2,288,572		$1,098,838		$3,567,360		$1,377,829
Net expenses to average daily net assets		%	0.53	%(b)	0.53	%(c)	0.53	%(c)	0.53%		%	0.47	%(b)	0.47	%(c)	0.47	%(c)	0.47%		%	0.44	%(b)	0.44	%(c)	0.44	%(c)	0.44%*
Net investment income (loss) to average daily net assets		%	2.22%		3.08%		2.44%		2.29%		%	2.65%		3.18%		2.51%		2.27%		%	2.08%		3.07%		2.36%		2.11%*
Portfolio turnover rate		%	48%		41%		43%		47%		%	48%		41%		43%		47%		%	48%		41%		43%		47%††
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.05%		0.05%		0.05%		0.05%		%	0.05%		0.05%		0.05%		0.05%		%	0.05%		0.05%		0.05%		0.05%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

INTERNATIONAL INTRINSIC VALUE FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$13.86		$29.69		$34.99		$32.35	$		$14.00		$29.97		$35.28		$32.59

Income (loss) from investment operations:
Net investment income (loss)†			0.41		0.79		0.93		0.79			0.42		0.79		0.94		0.81
Net realized and unrealized gain (loss)			5.68		(14.01)		(0.86)		5.60			5.76		(14.13)		(0.86)		5.66

Total from investment operations			6.09		(13.22)		0.07		6.39			6.18		(13.34)		0.08		6.47

Less distributions to shareholders:
From net investment income			(0.60)		(0.99)		(0.83)		(0.54)			(0.62)		(1.01)		(0.85)		(0.57)
From net realized gains			0.00		(1.62)		(4.54)		(3.21)			—		(1.62)		(4.54)		(3.21)

Total distributions			(0.60)		(2.61)		(5.37)		(3.75)			(0.62)		(2.63)		(5.39)		(3.78)

Net asset value, end of period	$		$19.35		$13.86		$29.69		$34.99	$		$19.56		$14.00		$29.97		$35.28

Total Return(a)		%	44.05%		(48.04)%		(1.11)%		20.46%		%	44.21%		(48.01)%		(1.06)%		20.54%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$394,009		$394,070		$510,006		$564,440	$		$1,925,104		$1,487,839		$2,615,878		$2,703,050
Net expenses to average daily net assets		%	0.72	%(b)	0.74	%(c)	0.76	%(c)	0.76%		%	0.65	%(b)	0.67	%(c)	0.69	%(c)	0.69%
Net investment income (loss) to average daily net assets		%	2.21%		3.41%		2.59%		2.32%		%	2.19%		3.38%		2.61%		2.36%
Portfolio turnover rate		%	40%		53%		47%		36%		%	40%		53%		47%		36%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.05%		0.05%		0.05%		0.04%		%	0.05%		0.05%		0.05%		0.04%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL GROWTH EQUITY FUND

	Class III Shares									Class IV Shares
																		Period from
																		July 12, 2006
																		(commencement of
	Year Ended February 28/29,									Year Ended February 28/29,								operations) through
	2011		2010		2009		2008		2007	2011		2010		2009		2008		February 28, 2007

Net asset value, beginning of period	$		$14.46		$27.68		$31.37		$29.90	$		$14.46		$27.70		$31.38		$29.92

Income (loss) from investment operations:
Net investment income (loss)†			0.37		0.54		0.69		0.77			0.35		0.55		0.73		0.20
Net realized and unrealized gain (loss)			5.52		(11.93)		1.28		4.80			5.56		(11.95)		1.26		4.48

Total from investment operations			5.89		(11.39)		1.97		5.57			5.91		(11.40)		1.99		4.68

Less distributions to shareholders:
From net investment income			(0.67)		(0.88)		(0.40)		(0.49)			(0.68)		(0.89)		(0.41)		(0.50)
From net realized gains			—		(0.95)		(5.26)		(3.61)			—		(0.95)		(5.26)		(2.72)

Total distributions			(0.67)		(1.83)		(5.66)		(4.10)			(0.68)		(1.84)		(5.67)		(3.22)

Net asset value, end of period	$		$19.68		$14.46		$27.68		$31.37	$		$19.69		$14.46		$27.70		$31.38

Total Return(a)		%	41.10%		(43.54)%		5.04%		19.21%		%	41.26%		(43.53)%		5.11%		15.79	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$599,455		$564,067		$1,018,040		$950,332	$		$2,220,138		$1,420,407		$2,516,653		$2,864,791
Net expenses to average daily net assets		%	0.65	%(b)	0.66	%(c)	0.67	%(c)	0.67%		%	0.59	%(b)	0.60	%(c)	0.61	%(c)	0.61	%*
Net investment income (loss) to average daily net assets		%	2.00%		2.43%		2.13%		2.46%		%	1.89%		2.47%		2.24%		1.01	%*
Portfolio turnover rate		%	65%		63%		92%		74%		%	65%		63%		92%		74	%††
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.06%		0.06%		0.05%		0.05%		%	0.06%		0.06%		0.05%		0.05	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

INTERNATIONAL INTRINSIC VALUE FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2011		2010		2009		2008		2007

$		$14.00		$29.96		$35.26		$32.58

		0.43		0.82		0.96		0.80
		5.75		(14.14)		(0.85)		5.68

		6.18		(13.32)		0.11		6.48

		(0.63)		(1.02)		(0.87)		(0.59)
		—		(1.62)		(4.54)		(3.21)

		(0.63)		(2.64)		(5.41)		(3.80)

$		$19.55		$14.00		$29.96		$35.26

	%	44.22%		(47.95)%		(0.98)%		20.61%

$		$2,779,470		$1,900,168		$4,131,392		$4,566,106
	%	0.59	%(b)	0.61	%(c)	0.63	%(c)	0.63%

	%	2.25%		3.47%		2.67%		2.32%
	%	40%		53%		47%		36%

	%	0.05%		0.05%		0.05%		0.04%

DEVELOPED WORLD STOCK FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$11.34		$21.88		$24.58		$22.24	$		$11.35		$21.90		$24.59		$22.25

Income (loss) from investment operations:
Net investment income (loss)†			0.29		0.51		0.54		0.43			0.30		0.51		0.56		0.45
Net realized and unrealized gain (loss)			5.03		(10.20)		(0.74)		2.84			5.04		(10.20)		(0.74)		2.82

Total from investment operations			5.32		(9.69)		(0.20)		3.27			5.34		(9.69)		(0.18)		3.27

Less distributions to shareholders:
From net investment income			(0.38)		(0.64)		(0.67)		(0.32)			(0.39)		(0.65)		(0.68)		(0.32)
From net realized gains			—		(0.21)		(1.83)		(0.61)			—		(0.21)		(1.83)		(0.61)

Total distributions			(0.38)		(0.85)		(2.50)		(0.93)			(0.39)		(0.86)		(2.51)		(0.93)

Net asset value, end of period	$		$16.28		$11.34		$21.88		$24.58	$		$16.30		$11.35		$21.90		$24.59

Total Return(a)		%	47.03%		(45.56)%		(1.73)%		14.87%		%	47.16%		(45.52)%		(1.66)%		14.88%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$171,842		$155,560		$309,609		$282,446	$		$165,445		$112,438		$206,408		$209,937
Net expenses to average daily net assets		%	0.60	%(b)	0.61	%(c)	0.62	%(c)	0.62%		%	0.55	%(b)	0.56	%(c)	0.57	%(c)	0.57%
Net investment income (loss) to average daily net assets		%	1.93%		2.79%		2.15%		1.83%		%	1.94%		2.82%		2.22%		1.93%
Portfolio turnover rate		%	47%		50%		53%		43%		%	47%		50%		53%		43%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.11%		0.12%		0.11%		0.12%		%	0.11%		0.12%		0.11%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.02		$0.01		$0.02		$0.03	$		—	(d)	—	(d)	—	(d)	$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	The class received no purchase premiums or redemption fees.

†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$4.20		$9.29		$12.22		$14.93

Income (loss) from investment operations:
Net investment income (loss)†			0.08		0.20		0.24		0.25

Net realized and unrealized gain (loss)			2.50		(4.78)		(0.34)		2.68

Total from investment operations			2.58		(4.58)		(0.10)		2.93

Less distributions to shareholders:
From net investment income			(0.15)		(0.13)		(0.51)		(0.33)
From net realized gains			—		(0.38)		(2.32)		(5.31)

Total distributions			(0.15)		(0.51)		(2.83)		(5.64)

Net asset value, end of period	$		$6.63		$4.20		$9.29		$12.22

Total Return(a)		%	61.64%		(51.47)%		(2.04)%		23.35%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$1,160,294		$386,816		$679,536		$856,471
Net expenses to average daily net assets		%	0.75	%(b)	0.75	%(c)	0.76	%(c)	0.75%
Net investment income (loss) to average daily net assets		%	1.17%		2.89%		1.98%		1.79%
Portfolio turnover rate		%	58%		64%		72%		48%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.09%		0.12%		0.13%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.02		$0.01		$0.04		$0.03

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	The net expense ratio does not include the effect of expense reductions.

(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†	Calculated using average shares outstanding throughout the period.

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$9.28		$18.73		$20.76		$18.31

Income (loss) from investment operations:
Net investment income (loss)†			0.26		0.48		0.51		0.36
Net realized and unrealized gain (loss)			3.80		(8.92)		0.20	(b)	3.28

Total from investment operations			4.06		(8.44)		0.71		3.64

Less distributions to shareholders:
From net investment income			(0.37)		(0.49)		(0.57)		(0.40)
From net realized gains			—		(0.52)		(2.17)		(0.79)

Total distributions			(0.37)		(1.01)		(2.74)		(1.19)

Net asset value, end of period	$		$12.97		$9.28		$18.73		$20.76

Total Return(a)		%	43.60%		(46.71)%		2.28%		20.33%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$547,178		$414,024		$1,092,346		$1,105,264
Net expenses to average daily net assets		%	0.65	%(c)	0.67	%(c)	0.69	%(c)	0.69%
Net investment income (loss) to average daily net assets		%	2.08%		3.09%		2.33%		1.83%
Portfolio turnover rate		%	49%		67%		41%		34%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.09%		0.11%		0.09%		0.08%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The net expense ratio does not include the effect of expense reductions.

†	Calculated using average shares outstanding throughout the period.

FOREIGN FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$8.03		$16.52		$18.56		$16.70	$		$8.07		$16.59		$18.64		$16.76

Income (loss) from investment operations:
Net investment income (loss)†			0.26		0.45		0.40		0.38			0.28		0.47		0.41		0.38
Net realized and unrealized gain (loss)			3.24		(7.95)		(0.36)		3.06			3.25		(7.99)		(0.36)		3.09

Total from investment operations			3.50		(7.50)		0.04		3.44			3.53		(7.52)		0.05		3.47

Less distributions to shareholders:
From net investment income			(0.46)		(0.33)		(0.44)		(0.43)			(0.47)		(0.34)		(0.46)		(0.44)
From net realized gains			—		(0.66)		(1.64)		(1.15)					(0.66)		(1.64)		(1.15)

Total distributions			(0.46)		(0.99)		(2.08)		(1.58)			(0.47)		(1.00)		(2.10)		(1.59)

Net asset value, end of period	$		$11.07		$8.03		$16.52		$18.56	$		$11.13		$8.07		$16.59		$18.64

Total Return(a)		%	43.95%		(47.49)%		(0.78)%		21.21%		%	44.10%		(47.42)%		(0.75)%		21.36%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$545,336		$765,201		$848,359		$1,018,021	$		$1,591,717		$2,054,885		$4,078,545		$4,556,742
Net expenses to average daily net assets		%	0.82	%(b)	0.82	%(c)	0.82	%(c)	0.82%		%	0.75	%(b)	0.75	%(c)	0.75	%(c)	0.75%
Net investment income (loss) to average daily net assets		%	2.53%		3.42%		2.10%		2.17%		%	2.65%		3.51%		2.16%		2.11%
Portfolio turnover rate		%	59%		39%		29%		23%		%	59%		39%		29%		23%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.05%		0.05%		0.05%		0.05%		%	0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

FOREIGN SMALL COMPANIES FUND

	Class III Shares									Class IV Shares
										Year		Period from		Period from
										Ended		August 12, 2009		March 1, 2009
	Year Ended February 28/29,									February 28,		through		through		Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		February 28, 2010(a)		March 16, 2009(a)		2009		2008		2007

Net asset value, beginning of period	$		$6.41		$14.63		$18.38		$17.98	$		$9.84		$6.42		$14.64		$18.39		$17.99

Income (loss) from investment operations:
Net investment income (loss)†			0.13		0.30		0.31		0.28			0.02		0.01		0.33		0.31		0.28
Net realized and unrealized gain (loss)			4.32		(7.43)		(0.36)		4.51			1.00		0.01		(7.46)		(0.35)		4.52

Total from investment operations			4.45		(7.13)		(0.05)		4.79			1.02		0.02		(7.13)		(0.04)		4.80

Less distributions to shareholders:
From net investment income			(0.12)		(0.27)		(0.41)		(0.44)			(0.13)				(0.27)		(0.42)		(0.45)
From net realized gains					(0.81)		(3.29)		(3.95)			—				(0.81)		(3.29)		(3.95)
Return of capital					(0.01)				—			—				(0.01)		—		—

Total distributions			(0.12)		(1.09)		(3.70)		(4.39)			(0.13)				(1.09)		(3.71)		(4.40)

Net asset value, end of period	$		$10.74		$6.41		$14.63		$18.38	$		$10.73		$6.44		$6.42		$14.64		$18.39

Total Return(b)		%	69.44%		(51.33)%		(1.96)%		29.94%		%	10.33	%**	0.31	%**	(51.29)%		(1.91)%		30.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$292,852		$185,298		$338,804		$375,565	$		$84,225		$144,101		$143,564		$666,991		$740,872
Net expenses to average daily net assets		%	0.86	%(c)	0.85	%(d)	0.86	%(d)	0.86%		%	0.81	%(c)*	0.81	%(c)*	0.80	%(d)	0.81	%(d)	0.81%
Net investment income (loss) to average daily net assets		%	1.40%		2.59%		1.69%		1.53%		%	0.35	%*	3.28	%*	2.74%		1.70%		1.54%
Portfolio turnover rate		%	78%		42%		42%		37%		%	78	%††	40	%†††	42%		42%		37%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.14%		0.11%		0.09%		0.09%		%	0.08	%*	0.22	%*	0.11%		0.09%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.02		$0.00	(e)	—			$		$0.00	(e)	$0.00	(e)	$0.00	(e)			—

(a)	The class was inactive from March 16, 2009 to August 12, 2009.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2010.
†††	Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.

FOREIGN FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2011		2010		2009		2008		2007

$		$8.07		$16.59		$18.64		$16.77

		0.22		0.51		0.40		0.36
		3.35		(8.02)		(0.34)		3.11

		3.57		(7.51)		0.06		3.47

		(0.25)		(0.35)		(0.47)		(0.45)
		—		(0.66)		(1.64)		(1.15)

		(0.25)		(1.01)		(2.11)		(1.60)

$		$11.39		$8.07		$16.59		$18.64

	%	44.05%		(47.39)%		(0.68)%		21.36%

$		$856,553		$334,003		$3,571,516		$3,424,024
	%	0.69	%(b)	0.69	%(c)	0.69	%(c)	0.69%
	%	1.92%		3.70%		2.08%		2.04%
	%	59%		39%		29%		23%

	%	0.05%		0.05%		0.05%		0.05%

EMERGING MARKETS FUND

	Class II Shares
	Year		Period from
	Ended		August 12, 2009		Class III Shares									Class IV Shares
	February 28,		through		Year Ended February 28/29,									Year Ended February 28/29,
	2011		February 28, 2010		2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$10.62		$		$6.30		$20.48		$20.67		$22.49	$		$6.27		$20.40		$20.62		$22.45

Income (loss) from investment operations:
Net investment income (loss)†			0.02				0.21		0.23		0.25		0.41			0.16		0.25		0.23		0.42
Net realized and unrealized gain (loss)			1.18				5.34		(10.65)		5.94		3.00			5.36		(10.62)		5.95		2.99

Total from investment operations			1.20				5.55		(10.42)		6.19		3.41			5.52		(10.37)		6.18		3.41

Less distributions to shareholders:
From net investment income			(0.19)				(0.19)		(0.13)		(0.31)		(0.54)			(0.21)		(0.13)		(0.33)		(0.55)
From net realized gains			—				—		(3.63)		(6.07)		(4.69)			—		(3.63)		(6.07)		(4.69)

Total distributions			(0.19)				(0.19)		(3.76)		(6.38)		(5.23)			(0.21)		(3.76)		(6.40)		(5.24)

Net asset value, end of period	$		$11.63		$		$11.66		$6.30		$20.48		$20.67	$		$11.58		$6.27		$20.40		$20.62

Total Return(a)		%	11.21	%**		%	88.05%		(58.62)%		28.38%		17.05%		%	88.05%		(58.59)%		28.38%		17.10%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$2,265,637		$		$1,014,490		$2,309,057		$3,402,343		$4,276,782	$		$1,639,961		$1,345,811		$3,021,319		$2,599,002
Net expenses to average daily net assets		%	1.07	%(b)*		%	1.06	%(b)	1.10	%(c)	1.09	%(c)	1.07%		%	0.99	%(b)	1.06	%(c)	1.05	%(c)	1.03%
Net investment income (loss) to average daily net assets		%	0.30	%*		%	2.25%		1.77%		1.04%		1.87%		%	1.54%		1.86%		0.98%		1.94%
Portfolio turnover rate		%	126	%**††		%	126%		99%		60%		44%		%	126%		99%		60%		44%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.03	%*		%	0.01%		0.01%		0.00	%(d)	0.01%		%	0.01%		0.01%		0.00	%(d)	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.02		$		$0.02		$0.04		$0.04		$0.02	$		$0.02		$0.04		$0.02		$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Ratio is less than 0.01%.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2010.

EMERGING MARKETS FUND (CONT’D)

Class V Shares									Class VI Shares
Year Ended February 28/29,									Year Ended February 28/29,
2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

$		$6.26		$20.39		$20.61		$22.44	$		$6.27		$20.42		$20.63		$22.45

		0.20		0.22		0.23		0.43			0.13		0.23		0.25		0.42

		5.32		(10.58)		5.96		2.98			5.41		(10.61)		5.95		3.01

		5.52		(10.36)		6.19		3.41			5.54		(10.38)		6.20		3.43

		(0.21)		(0.14)		(0.34)		(0.55)			(0.22)		(0.14)		(0.34)		(0.56)
		—		(3.63)		(6.07)		(4.69)			—		(3.63)		(6.07)		(4.69)

		(0.21)		(3.77)		(6.41)		(5.24)			(0.22)		(3.77)		(6.41)		(5.25)

$		$11.57		$6.26		$20.39		$20.61	$		$11.59		$6.27		$20.42		$20.63

	%	88.21%		(58.59)%		28.43%		17.11%		%	88.34%		(58.61)%		28.49%		17.20%

$		$367,836		$795,586		$1,190,887		$679,988	$		$3,836,631		$1,226,252		$5,902,406		$5,116,565

	%	0.98	%(b)	1.03	%(c)	1.03	%(c)	1.01%		—%	0.91	%(b)	1.00	%(c)	1.00	%(c)	0.98%

	%	2.12%		1.81%		0.98%		1.97%		%	1.18%		1.83%		1.05%		1.93%
	%	126%		99%		60%		44%		%	126%		99%		60%		44%

	%	0.03%		0.01%		0.00	%(d)	0.01%		%	0.04%		0.01%		0.00	%(d)	0.01%

$		$0.01		$0.05		$0.05		$0.03	$		$0.02		$0.07		$0.03		$0.02

EMERGING COUNTRIES FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$5.06		$15.26		$16.04		$19.20

Income (loss) from investment operations:
Net investment income (loss)†			0.09		0.24		0.23		0.32
Net realized and unrealized gain (loss)			4.23		(8.10)		4.87		2.50

Total from investment operations			4.32		(7.86)		5.10		2.82

Less distributions to shareholders:
From net investment income			(0.12)		(0.22)		(0.30)		(0.36)
From net realized gains			(0.02)		(2.12)		(5.58)		(5.62)

Total distributions			(0.14)		(2.34)		(5.88)		(5.98)

Net asset value, end of period	$		$9.24		$5.06		$15.26		$16.04

Total Return		%	85.52	%(a)	(58.58	)%(a)	30.68	%(a)	16.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$174,933		$89,902		$371,540		$339,268
Net expenses to average daily net assets		%	1.17	%(b)	1.16	%(c)	1.11	%(c)	1.06%
Net investment income (loss) to average daily net assets		%	1.10%		2.25%		1.31%		1.74%
Portfolio turnover rate		%	138%		128%		72%		58%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.25%		0.14%		0.03%		—

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

EMERGING DOMESTIC OPPORTUNITIES FUND

Period from
[ ], 2011
(commencement of
operations) through
February 28, 2011

Net asset value, beginning of period	$

Income (loss) from investment operations:
Net investment income (loss)†
Net realized and unrealized gain (loss)

Total from investment operations

Less distributions to shareholders:
From net investment income
From net realized gains

Total distributions

Net asset value, end of period	$

Total Return	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$
Net expenses to average daily net assets	%*
Net investment income (loss) to average daily net assets	%*
Portfolio turnover rate	%**
Fees and expenses reimbursed by the Manager to average daily net assets	%*
Purchase premiums and redemption fees consisted of the following per share amounts†	$

†	Calculated using average shares outstanding throughout the period.

*	Annualized.

**	Not annualized.

GMO TAIWAN FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$11.06		$22.42		$30.98		$28.34

Income (loss) from investment operations:
Net investment income (loss)†			0.25		0.59		0.61		0.46
Net realized and unrealized gain (loss)			6.89	(b)	(10.80)		1.50		4.32

Total from investment operations			7.14		(10.21)		2.11		4.78

Less distributions to shareholders:
From net investment income			(0.45)		(0.30)		(0.85)		(0.39)
From net realized gains					(0.85)		(9.82)		(1.75)

Total distributions			(0.45)		(1.15)		(10.67)		(2.14)

Net asset value, end of period	$		$17.75		$11.06		$22.42		$30.98

Total Return(a)		%	64.80%		(47.14)%		6.97	%(c)	17.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$91,176		$100,176		$220,359		$316,887
Net expenses to average daily net assets		%	1.35	%(d)	1.32	%(d)	1.29	%(d)	1.26%
Net investment income (loss) to average daily net assets		%	1.55%		3.42%		1.98%		1.56%
Portfolio turnover rate		%	106%		88%		94%		41%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.06		$0.03		$0.06		$0.03

(a)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(c)	The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager’s reimbursement of such losses, had no effect on the total return.
(d)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

GMO FLEXIBLE EQUITIES FUND

	Class III Shares						Class VI Shares
					Period from						Period from
					December 12, 2008						December 12, 2008
					(commencement of						(commencement of
	Year Ended February 28,				operations) through		Year Ended February 28,				operations) through
	2011		2010		February 28, 2009		2011		2010		February 28, 2009

Net asset value, beginning of period	$		$15.39		$20.00		$		$15.39		$20.00

Income (loss) from investment operations:
Net investment income (loss)†			0.23		0.02				0.25		0.03
Net realized and unrealized gain (loss)			3.40		(4.63)				3.41		(4.64)

Total from investment operations			3.63		(4.61)				3.66		(4.61)

Less distributions to shareholders:
From net investment income			(0.47)		(0.00	)(b)			(0.49)		(0.00	)(b)

Total distributions			(0.47)		(0.00)				(0.49)		(0.00)

Net asset value, end of period	$		$18.55		$15.39		$		$18.56		$15.39

Total Return(a)		%	23.62%		(23.04	)%**		%	23.81%		(23.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$41,753		$43,788		$		$350,135		$310,066
Net expenses to average daily net assets		%	0.70	%(c)	0.70	%*		%	0.61	%(c)	0.61	%*
Net investment income (loss) to average daily net assets		%	1.26%		0.56	%*		%	1.36%		0.69	%*
Portfolio turnover rate		%	58%		7	%**		%	58%		7	%**
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.11%		0.26	%*		%	0.11%		0.26	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Distributions from net investment income were less than $0.01 per share.
(c)	The net expense ratio does not include the effect of expense reductions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$2.26		$5.32		$7.45		$9.07

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.08		0.15		0.03		0.10
Net realized and unrealized gain (loss)			0.55		(1.60)		(0.29)		1.17

Total from investment operations			0.63		(1.45)		(0.26)		1.27

Less distributions to shareholders:
From net investment income			(0.25	)(d)	(0.20)				(0.12)
From net realized gains			—		(1.41)		(1.87)		(2.77)

Total distributions			(0.25)		(1.61)		(1.87)		(2.89)

Net asset value, end of period	$		$2.64		$2.26		$5.32		$7.45

Total Return(b)		%	29.15%		(35.57)%		(6.75)%		15.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$25,395		$25,417		$30,273		$227,096
Net expenses to average daily net assets(c)		%	0.11%		0.11	%(e)	0.08	%(e)	0.07%
Net investment income (loss) to average daily net assets(a)		%	3.25%		3.96%		0.42%		1.23%
Portfolio turnover rate		%	15%		17%		11%		18%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	1.16%		1.24%		0.71%		0.68%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)	Distributions from net investment income include amounts (approximately $0.25 per share for 2010 and $0.07 per share for 2006) from foreign currency transactions which are treated as realized capital gain for book purposes.

(e)	The net expense ratio does not include the effect of expense reductions.

†	Calculated using average shares outstanding throughout the period.

FIXED INCOME FUNDS

DOMESTIC BOND FUND

	Class III Shares								Class VI Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2011		2010	2009		2008		2007	2011		2010	2009		2008		2007

Net asset value, beginning of period	$		$7.99	$9.47		$9.81		$9.81	$		$7.99	$9.48		$9.82		$9.82

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.09	0.39		0.42		0.43			0.09	0.44		0.57		0.48
Net realized and unrealized gain (loss)			1.33	(1.36)		(0.01)		0.06			1.33	(1.41)		(0.15)		0.02

Total from investment operations			1.42	(0.97)		0.41		0.49			1.42	(0.97)		0.42		0.50

Less distributions to shareholders:
From net investment income			(0.16)	(0.50)		(0.75)		(0.49)			(0.17)	(0.51)		(0.76)		(0.50)
From net realized gains			(0.46)	(0.01)				—			(0.46)	(0.01)				—
Return of capital			(2.80)			—					(2.79)			—		—

Total distributions			(3.42)	(0.51)		(0.75)		(0.49)			(3.42)	(0.52)		(0.76)		(0.50)

Net asset value, end of period	$		$5.99	$7.99		$9.47		$9.81	$		$5.99	$7.99		$9.48		$9.82

Total Return(b)		%	23.87%	(10.39)%		4.35%		5.09%		%	23.87%	(10.40)%		4.42%		5.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$173,619	$337,524		$144,286		$94,159	$		$614,415	$720,731		$581,526		$327,796
Net expenses to average daily net assets(c)		%	0.21%	0.26	%(e)	0.25	%(e)	0.25%		%	0.12%	0.16	%(e)	0.16	%(e)	0.16%
Net investment income (loss) to average daily net assets(a)		%	1.37%	4.43%		4.28%		4.42%		%	1.43%	5.02%		5.87%		4.85%
Portfolio turnover rate		%	30%	68%		22%		17%		%	30%	68%		22%		17%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.07%	0.02%		0.03%		0.03%		%	0.08%	0.02%		0.03%		0.03%
Redemption fees consisted of the following per share amounts†	$		$0.00 (f)	$0.00	(f)	—			$		$0.00 (f)	$0.00	(f)			—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(e)	The net expense ratio does not include the effect of expense reductions.

(f)	Redemption fees were less than $0.01 per share.

†	Calculated using average shares outstanding throughout the period.

CORE PLUS BOND FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$6.08		$9.42		$10.49		$10.32	$		$6.09		$9.44		$10.50		$10.33

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.05		0.27		0.37		0.43			0.12		0.17		0.36		0.45
Net realized and unrealized gain (loss)			1.51		(2.08)		(0.63)		0.27			1.45		(1.99)		(0.61)		0.26

Total from investment operations			1.56		(1.81)		(0.26)		0.70			1.57		(1.82)		(0.25)		0.71

Less distributions to shareholders:
From net investment income			(0.62)		(1.53)		(0.81)		(0.53)			(0.63)		(1.53)		(0.81)		(0.54)

Total distributions			(0.62)		(1.53)		(0.81)		(0.53)			(0.63)		(1.53)		(0.81)		(0.54)

Net asset value, end of period	$		$7.02		$6.08		$9.42		$10.49	$		$7.03		$6.09		$9.44		$10.50

Total Return(b)		%	26.84%		(20.12)%		(2.56)%		6.85%		%	26.87%		(20.23)%		(2.42)%		6.90%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$55,839		$73,730		$125,506		$187,045	$		$276,850		$233,848		$1,017,792		$2,182,618
Net operating expenses to average daily net assets(c)		%	0.38	%(e)	0.39	%(e)	0.39	%(e)	0.39%		%	0.33	%(e)	0.34	%(e)	0.34	%(e)	0.34%
Interest expense to average daily net assets		%	0.02%				—				%	0.02%				—		—
Total net expenses to average daily net assets(c)		%	0.40	%(e)	0.39	%(e)	0.39	%(e)	0.39%		%	0.35	%(e)	0.34	%(e)	0.34	%(e)	0.34%
Net investment income (loss) to average daily net assets(a)		%	0.77%		3.20%		3.70%		4.11%		%	1.78%		1.89%		3.60%		4.33%
Portfolio turnover rate		%	58%		22%		44%		72%		%	58%		22%		44%		72%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	0.09%		0.08%		0.06%		0.06%		%	0.09%		0.08%		0.06%		0.06%
Redemption fees consisted of the following per share amounts†	$		$0.00	(f)	$0.01				—	$		$0.00	(f)	$0.01				—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(e)	The net expense ratio does not include the effect of expense reductions.

(f)	Redemption fees were less than $0.01 per share.

†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009	2008		2007

Net asset value, beginning of period	$		$6.17		$9.51	$9.73		$9.57

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.09		0.19	0.41		0.41
Net realized and unrealized gain (loss)			1.65		(2.32)	0.31		0.38

Total from investment operations			1.74		(2.13)	0.72		0.79

Less distributions to shareholders:
From net investment income			(1.32)		(1.21)	(0.94)		(0.54)
From net realized gains			—			—		(0.09)

Total distributions			(1.32)		(1.21)	(0.94)		(0.63)

Net asset value, end of period	$		$6.59		$6.17	$9.51		$9.73

Total Return(b)		%	29.54%		(24.52)%	8.09%		8.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$209,150		$211,764	$514,570		$449,478
Net operating expenses to average daily net assets(c)		%	0.38	%(d)	0.39%	0.38	%(d)	0.39%
Interest expense to average daily net assets(e)		%	0.00	%(f)		—		—
Total net expenses to average daily net assets(c)		%	0.38	%(d)	0.39%	0.38	%(d)	0.39%
Net investment income (loss) to average daily net assets(a)		%	1.32%		2.20%	4.26%		4.17%
Portfolio turnover rate		%	29%		47%	51%		32%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	0.12%		0.09%	0.07%		0.26	%(g)
Redemption fees consisted of the following per share amounts†	$		$0.00	(h)	$0.01	$0.00		$0.00

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Interest expense was less than 0.01% of average daily net assets.
(g)	Includes 0.19% non-recurring Internal Revenue Code Section 860 expense reimbursed by the Manager.
(h)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

STRATEGIC FIXED INCOME FUND

	Class III Shares									Class VI Shares
								Period from									Period from
								July 13, 2006									May 31, 2006
								(commencement of									(commencement of
	Year Ended February 28/29,							operations) through		Year Ended February 28/29,							operations) through
	2011		2010	2009		2008		February 28, 2007		2011		2010	2009		2008		February 28, 2007

Net asset value, beginning of period	$		$17.37	$23.60		$25.22		$25.06		$		$17.35	$23.57		$25.22		$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.16	0.71		0.78		0.96				0.17	0.68		0.97		0.76
Net realized and unrealized gain (loss)			3.78	(5.70)		(1.37)		0.34				3.77	(5.64)		(1.55)		0.61

Total from investment operations			3.94	(4.99)		(0.59)		1.30				3.94	(4.96)		(0.58)		1.37

Less distributions to shareholders:
From net investment income			(0.27)	(1.24)		(0.97)		(1.14)				(0.29)	(1.26)		(1.01)		(1.15)
From net realized gains				—		(0.06)							—		(0.06)		—
Return of capital			(5.53)			—						(5.51)			—		—

Total distributions			(5.80)	(1.24)		(1.03)		(1.14)				(5.80)	(1.26)		(1.07)		(1.15)

Net asset value, end of period	$		$15.51	$17.37		$23.60		$25.22		$		$15.49	$17.35		$23.57		$25.22

Total Return(b)		%	27.97%	(21.20)%		(2.39)%		5.23	%**		%	28.00%	(21.09)%		(2.35)%		5.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$139,571	$227,453		$277,879		$226,917		$		$2,005,889	$2,246,197		$5,121,698		$2,224,310
Net expenses to average daily net assets(c)		%	0.39%	0.40	%(d)	0.38	%(d)	0.39	%*		%	0.30%	0.30	%(d)	0.29	%(d)	0.29	%*
Net investment income (loss) to average daily net assets(a)		%	1.01%	3.32%		3.12%		5.96	%*		%	1.05%	3.14%		3.87%		4.01	%*
Portfolio turnover rate		%	35%	70%		67%		7	%**††		%	35%	70%		67%		7	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	0.03%	0.03%		0.04%		0.06	%*		%	0.03%	0.03%		0.04%		0.06	%*
Redemption fees consisted of the following per share amounts†	$		$0.00 (e)	$0.02				—		$		$0.00 (e)	$0.02				—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 through February 28, 2007.

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$7.00		$8.79		$9.21		$9.04

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.09		0.26		0.33		0.17
Net realized and unrealized gain (loss)			1.39		(1.49)		(0.62)		0.15

Total from investment operations			1.48		(1.23)		(0.29)		0.32

Less distributions to shareholders:
From net investment income			(0.42)		(0.56)		(0.01)		—
From net realized gains					—				(0.14)
Return of capital			(0.08)				(0.12)		(0.01)

Total distributions			(0.50)		(0.56)		(0.13)		(0.15)

Net asset value, end of period	$		$7.98		$7.00		$8.79		$9.21

Total Return(b)		%	22.19%		(13.93)%		(3.08)%		3.58%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$137,301		$127,081		$155,952		$274,422
Net expenses to average daily net assets(c)		%	0.39	%(d)	0.39	%(d)	0.38	%(d)	0.39%
Net investment income (loss) to average daily net assets(a)		%	1.19%		3.24%		3.62%		1.93%
Portfolio turnover rate		%	31%		28%		55%		25%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	0.12%		0.13%		0.09%		0.06%
Redemption fees consisted of the following per share amounts†	$		$0.01		$0.00	(e)			—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)	The net expense ratio does not include the effect of expense reductions.

(e)	Redemption fees were less than $0.01 per share.

†	Calculated using average shares outstanding throughout the period.

GLOBAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$6.33		$8.70		$8.92		$8.53

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.10		0.25		0.42		0.38
Net realized and unrealized gain (loss)			1.66		(2.11)		0.11		0.38

Total from investment operations			1.76		(1.86)		0.53		0.76

Less distributions to shareholders:
From net investment income			(0.51)		(0.51)		(0.75)		(0.37)

Total distributions			(0.51)		(0.51)		(0.75)		(0.37)

Net asset value, end of period	$		$7.58		$6.33		$8.70		$8.92

Total Return(b)		%	28.99%		(22.77)%		6.50%		8.99%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$213,875		$261,706		$338,614		$185,321
Net operating expenses to average daily net assets(c)		%	0.38	%(e)	0.39	%(e)	0.38	%(e)	0.39%
Interest expense to average daily net assets(d)		%	0.00	%(f)			—		—
Total net expenses to average daily net assets(c)		%	0.38	%(e)	0.39	%(e)	0.38	%(e)	0.39%
Net investment income (loss) to average daily net assets(a)		%	1.37%		3.24%		4.86%		4.33%
Portfolio turnover rate		%	31%		35%		20%		22%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	0.04%		0.03%		0.03%		0.06%
Redemption fees consisted of the following per share amounts†	$		$0.01		$0.00	(g)			—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

EMERGING COUNTRY DEBT FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$5.85		$10.06		$10.73		11.30	$		$5.85		$10.06		$10.73		$11.30

Income (loss) from investment operations:
Net investment income (loss)†			0.52		0.54		0.68		0.86			0.53		0.53		0.69		0.87
Net realized and unrealized gain (loss)			2.70		(3.77)		(0.13)		0.30			2.69		(3.76)		(0.13)		0.29

Total from investment operations			3.22		(3.23)		0.55		1.16			3.22		(3.23)		0.56		1.16

Less distributions to shareholders:
From net investment income			(0.60)		(0.77)		(0.76)		(0.94)			(0.60)		(0.77)		(0.77)		(0.94)
From net realized gains					(0.21)		(0.46)		(0.79)					(0.21)		(0.46)		(0.79)

Total distributions			(0.60)		(0.98)		(1.22)		(1.73)			(0.60)		(0.98)		(1.23)		(1.73)

Net asset value, end of period	$		$8.47		$5.85		$10.06		$10.73	$		$8.47		$5.85		$10.06		$10.73

Total Return(a)		%	55.95%		(32.75)%		5.07%		10.98%		%	56.02%		(32.66)%		5.13%		11.06%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$602,065		$535,194		$734,921		$876,598	$		$1,287,496		$1,291,258		$2,114,181		$1,996,230
Net operating expenses to average daily net assets(b)		%	0.58	%(d)	0.59	%(d)	0.57	%(d)	0.57%		%	0.53	%(d)	0.54	%(d)	0.53	%(d)	0.52%
Interest expense to average daily net assets(c)		%	0.11%		0.23%		0.74%		0.48%		%	0.11%		0.23%		0.74%		0.48%
Total net expenses to average daily net assets		%	0.69	%(d)	0.82	%(d)	1.31	%(d)	1.05%		%	0.64	%(d)	0.77	%(d)	1.27	%(d)	1.00%
Net investment income (loss) to average daily net assets		%	6.98%		6.36%		6.36%		7.91%		%	7.03%		6.46%		6.45%		7.97%
Portfolio turnover rate		%	36%		38%		53%		83%		%	36%		38%		53%		83%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.05		$0.00	(e)	$0.01		$0.01	$		$0.04		$0.00	(e)	$0.00	(e)	$0.01

(a)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(c)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION INVESTMENT FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009	2008	2007

Net asset value, beginning of period	$		$7.15	$8.45	$8.93	$8.82

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.06	0.30	0.32	0.47
Net realized and unrealized gain (loss)			0.96	(1.29)	(0.28)	0.11

Total from investment operations			1.02	(0.99)	0.04	0.58

Less distributions to shareholders:
From net investment income			(0.07)	(0.31)	(0.52)	(0.47)
Return of Capital			(0.03)		—	—

Total distributions			(0.10)	(0.31)	(0.52)	(0.47)

Net asset value, end of period	$		$8.07	$7.15	$8.45	$8.93

Total Return(b)		%	14.40%	(11.78)%	0.40%	6.62%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$6,627	$6,228	$7,375	$31,315
Net expenses to average daily net assets(c)		%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average daily net assets(a)		%	0.83%	3.81%	3.59%	5.21%
Portfolio turnover rate		%	11%	4%	5%	12%
Fees and expenses reimbursed by the Manager to average daily assets		%	0.90%	0.79%	0.60%	0.14%
Redemption fees consisted of the following per share amounts†	$		$0.00 (d)	$0.00 (d)		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GMO SHORT-DURATION COLLATERAL FUND

	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$17.10		$24.03		$25.66		$25.60

Income (loss) from investment operations:
Net investment income (loss)†			0.26		0.76		1.38		1.43
Net realized and unrealized gain (loss)			3.40		(4.41)		(1.64)		0.00	(a)

Total from investment operations			3.66		(3.65)		(0.26)		1.43

Less distributions to shareholders:
From net investment income			(0.24)		(1.06)		(1.37)		(1.37)
From return on capital			(5.54)		(2.22)				—

Total distributions			(5.78)		(3.28)		(1.37)		(1.37)

Net asset value, end of period	$		$14.98		$17.10		$24.03		$25.66

Total Return(b)		%	25.58%		(15.97)%		(1.14)%		5.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$3,189,414		$3,676,748		$7,671,415		$6,603,600
Net operating expenses to average daily net assets		%	0.00	%(d)(e)	0.00	%(d)(e)	0.00	%(d)(e)	0.00	%(d)
Interest expense to average daily net assets(c)		%	0.01%				—		0.01%
Total net expenses to average daily net assets		%	0.01	%(e)	0.00	%(e)(f)	0.00	%(e)(f)	0.01%
Net investment income (loss) to average daily net assets		%	1.60%		3.46%		5.41%		5.50%
Portfolio turnover rate		%	0%		16%		27%		68%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.02%		0.02%		0.01%		0.02%
Redemption fees consisted of the following per share amounts†	$		$0.00	(g)	$0.02				—

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d)	Net operating expenses were less than 0.01% to average daily net assets.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Total net expenses were less than 0.01% to average daily net assets.
(g)	There were no redemption fees during the period.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION COLLATERAL SHARE FUND

	Class III Shares
							Period from
							December 28, 2006
							(commencement of
	Year Ended February 28/29,						operations) through
	2011		2010		2009	2008	February 28, 2007

Net asset value, beginning of period	$		$17.08		$23.39	$25.05	$24.82

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.21		1.17	1.07	(0.01)
Net realized and unrealized gain (loss)			3.47		(4.92)	(1.38)	0.24

Total from investment operations			3.68		(3.75)	(0.31)	0.23

Less distributions to shareholders:
From net investment income			(0.22)		(0.81)	(1.35)	—
Return of capital			(3.27)		(1.75)		—

Total distributions			(3.49)		(2.56)	(1.35)	—

Net asset value, end of period	$		$17.27		$17.08	$23.39	$25.05

Total Return(b)		%	25.13%		(15.90)%	(1.33)%	0.93	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$33,744		$26,878	$10,637	$40,563
Net expenses to average daily net assets		%	0.20	%(c)	0.20%	0.20%	0.21	%*
Net investment income (loss) to average daily net assets(a)		%	1.28%		5.47%	4.25%	(0.21	)%*
Portfolio turnover rate		%	2%		18%	127%	125	%**††
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.20%		0.17%	0.15%	0.06	%*
Redemption fees consisted of the following per share amounts†	$		$0.00	(d)	$0.01	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from March 1, 2006 (commencement of operations) through February 28, 2007.

INFLATION INDEXED PLUS BOND FUND

	Class III Shares									Class VI Shares
								Period from									Period from
								June 29, 2006									May 31, 2006
								(commencement									(commencement
								of operations)									of operations)
	Year Ended February 28/29,							through		Year Ended February 28/29,							through
	2011		2010	2009		2008		February 28, 2007		2011		2010	2009		2008		February 28, 2007

Net asset value, beginning of period	$		$14.88	$23.52		$25.47		$24.96		$		$14.87	$23.51		$25.48		$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.25	0.82		1.13		0.75				0.26	1.37		1.38		0.83
Net realized and unrealized gain (loss)			4.45	(6.90)		(0.21)		0.68				4.45	(7.43)		(0.45)		0.60

Total from investment operations			4.70	(6.08)		0.92		1.43				4.71	(6.06)		0.93		1.43

Less distributions to shareholders:
From net investment income			(0.72)	(2.56)		(2.81)		(0.87)				(0.72)	(2.58)		(2.84)		(0.90)
From net realized gains				—		(0.06)		(0.05)				—	—		(0.06)		(0.05)
Return of capital			(0.46)			—						(0.47)			—		—

Total distributions			(1.18)	(2.56)		(2.87)		(0.92)				(1.19)	(2.58)		(2.90)		(0.95)

Net asset value, end of period	$		$18.40	$14.88		$23.52		$25.47		$		$18.39	$14.87		$23.51		$25.48

Total Return(b)		%	32.96%	(26.89)%		3.95%		5.79	%**		%	33.05%	(26.82)%		4.00%		5.75	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$76,048	$114,859		$137,492		$260,205		$		$329,041	$252,911		$90,360		$1,874,841
Net operating expenses to average daily net assets(c)		%	0.38%	0.39	%(d)	0.37	%(d)	0.39	%*		%	0.29%	0.30	%(d)	0.29	%(d)	0.29	%*
Interest expense to average daily net assets		%	%			0.07%					%	%	—		0.07%		—
Total net expenses to average daily net assets(c)		%	0.38%	0.39	%(d)	0.44	%(d)	0.39	%*		%	0.29%	0.30	%(d)	0.36	%(d)	0.29	%*
Net investment income (loss) to average daily net assets(a)		%	1.50%	4.17%		4.51%		4.37	%*		%	1.54%	7.73%		5.48%		4.33	%*
Portfolio turnover rate		%	44%	56%		131%		37	%††		%	44%	56%		131%		37	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	0.10%	0.11%		0.06%		0.06	%*		%	0.10%	0.09%		0.06%		0.06	%*
Redemption fees consisted of the following per share amounts†	$		$0.00 (e)	$0.01				—		$		$0.00 (e)	$0.01		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover rate of the Fund for the period from May 31, 2006 (commencement of operations) through February 28, 2007.

U.S. TREASURY FUND

			Period from
			March 17, 2009
			(commencement
			of operations)
	Year Ended		through
	February 28, 2011		February 28, 2010

Net asset value, beginning of period	$		$25.00

Income (loss) from investment operations:
Net investment income (loss)†			0.04
Net realized and unrealized gain (loss)†			0.02

Total from investment operations			0.06

Less distributions to shareholders:
From net investment income			(0.05)
From net realized gains			(0.01)

Total distributions			(0.06)

Net asset value, end of period	$		$25.00

Total Return(a)		%	0.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$546,076
Net expenses to average daily net assets		%	0.00	%(b)*
Net investment income (loss) to average daily net assets		%	0.18	%*
Portfolio turnover rate		%	0	%(c)**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	0.12	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Total net expenses were less than 0.01% of average daily net assets.
(c)	Portfolio turnover rate calculation excludes short-term investments.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION BOND FUND

			Class III Shares				Class VI Shares
			Period from				Period from
			March 27, 2009				March 18, 2009
			(commencement				(commencement
	Year Ended		of operations)		Year Ended		of operations)
	February 28,		through		February 28,		through
	2011		February 28, 2010		2011		February 28, 2010

Net asset value, beginning of period	$		$25.15		$		$25.00

Income (loss) from investment operations:
Net investment income (loss)†			0.92				0.80
Net realized and unrealized gain (loss)			0.85				1.15

Total from investment operations			1.77				1.95

Less distributions to shareholders:
From net investment income			(0.60)				(0.63)
From net realized gains			(0.19)				(0.19)

Total distributions			(0.79)				(0.82)

Net asset value, end of period	$		$26.13		$		$26.13

Total Return(a)		%	7.07	%**		%	7.83	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$40,225		$		$859,763
Net operating expenses to average daily net assets		%	0.40	%(c)*		%	0.31	%(c)*
Interest expense to average daily net assets(b)		%	0.03	%*		%	0.03	%*
Total net expenses to average daily net assets		%	0.43	%(c)*		%	0.34	%(c)*
Net investment income (loss) to average daily net assets		%	3.86	%*		%	3.24	%*
Portfolio turnover rate		%	116	%(d)**		%	116	%**
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.04	%*		%	0.04	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION FUNDS

U.S. EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$3.31		$5.11		$6.38		$6.56

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.08		0.09		0.11		0.10
Net realized and unrealized gain (loss)			1.21		(1.70)		(0.42)		0.28

Total from investment operations			1.29		(1.61)		(0.31)		0.38

Less distributions to shareholders:
From net investment income			(0.04)		(0.08)		(0.32)		(0.15)
From net realized gains					(0.11)		(0.64)		(0.41)

Total distributions			(0.04)		(0.19)		(0.96)		(0.56)

Net asset value, end of period	$		$4.56		$3.31		$5.11		$6.38

Total Return(b)		%	38.94%		(32.42)%		(6.43)%		6.48%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$128,565		$69,415		$95,067		$149,312
Net expenses to average daily net assets(c)		%	0.00	%(d)(e)	0.00	%(d)(e)	0.00	%(d)(e)	0.04%
Net investment income (loss) to average daily net assets(a)		%	1.99%		1.94%		1.78%		1.63%
Portfolio turnover rate		%	2%		39%		26%		35%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.05%		0.06%		0.04%		0.18%
Purchase premiums and redemption fees consisted of the following per share amounts(f)†	$		$0.00	(f)	$0.00		$0.00		$0.00

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investments in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses were less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective June 30, 2006, “GMO U.S. Sector Fund” was renamed “GMO U.S. Equity Allocation Fund.”

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$6.17		$16.45		$17.96		$17.13

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.28		0.40		0.31		0.33
Net realized and unrealized gain (loss)			2.81		(7.20)		1.32		2.85

Total from investment operations			3.09		(6.80)		1.63		3.18

Less distributions to shareholders:
From net investment income			(0.20)		(0.39)		(1.00)		(0.83)
From net realized gains			(0.10)		(3.09)		(2.14)		(1.52)

Total distributions			(0.30)		(3.48)		(3.14)		(2.35)

Net asset value, end of period	$		$8.96		$6.17		$16.45		$17.96

Total Return(b)		%	50.37%		(48.63)%		7.81%		19.33%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$1,017,731		$519,663		$755,542		$758,757
Net expenses to average daily net assets(c)(d)		%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)		%	3.21%		3.46%		1.66%		1.87%
Portfolio turnover rate		%	11%		33%		9%		4%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.02%		0.02%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.01		$0.01		$0.00	(f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

									Period from
									June 5, 2006
									(commencement
	Class III Shares								of operations)
	Year Ended February 28/29,								through
	2011		2010		2009		2008		February 28, 2007

Net asset value, beginning of period	$		$9.20		$20.63		$22.16		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.41		0.65		0.47		0.53
Net realized and unrealized gain (loss)			3.49		(9.20)		0.52		2.45

Total from investment operations			3.90		(8.55)		0.99		2.98

Less distributions to shareholders:
From net investment income			(0.41)		(0.62)		(1.24)		(0.72)
From net realized gains					(2.26)		(1.28)		(0.10)

Total distributions			(0.41)		(2.88)		(2.52)		(0.82)

Net asset value, end of period	$		$12.69		$9.20		$20.63		$22.16

Total Return(b)		%	42.22%		(46.05)%		3.57%		14.93%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$661,103		$409,278		$718,390		$440,431
Net expenses to average daily net assets(c)(d)		%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%*
Net investment income (loss) to average daily net assets(a)		%	3.39%		4.12%		2.04%		3.32%*
Portfolio turnover rate		%	20%		33%		4%		1%**
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.02%		0.01%		0.02%		0.03%*
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses to average daily net assets were less than 0.01%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$5.29		$10.25		$11.96		$11.89

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.20		0.34		0.20		0.23
Net realized and unrealized gain (loss)			2.11		(4.01)		0.09	(e)	1.08

Total from investment operations			2.31		(3.67)		0.29		1.31

Less distributions to shareholders:
From net investment income			(0.15)		(0.31)		(0.49)		(0.38)
From net realized gains			(0.05)		(0.98)		(1.51)		(0.86)

Total distributions			(0.20)		(1.29)		(2.00)		(1.24)

Net asset value, end of period	$		$7.40		$5.29		$10.25		$11.96

Total Return(b)		%	43.73%		(39.44)%		1.01%		11.56%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$704,866		$431,278		$356,524		$354,236
Net expenses to average daily net assets(c)(d)		%	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00%
Net investment income (loss) to average daily net assets(a)		%	2.78%		4.27%		1.63%		1.90%
Portfolio turnover rate		%	34%		52%		30%		15%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.02%		0.03%		0.02%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.01		$0.01		$0.00	(g)	$0.00 (g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective June 1, 2008, “GMO Global (U.S.+) Equity Allocation Fund” was renamed “GMO Global Equity Allocation Fund.”

WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$12.29		$21.71		$24.25		$22.49

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.42		0.53		0.43		0.40
Net realized and unrealized gain (loss)			4.47		(8.50)		0.01	(e)	2.93

Total from investment operations			4.89		(7.97)		0.44		3.33

Less distributions to shareholders:
From net investment income			(0.44)		(0.54)		(1.10)		(0.73)
From net realized gains					(0.91)		(1.88)		(0.84)

Total distributions			(0.44)		(1.45)		(2.98)		(1.57)

Net asset value, end of period	$		$16.74		$12.29		$21.71		$24.25

Total Return(b)		%	39.64%		(38.63)%		0.72%		14.94%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$1,059,840		$698,525		$944,374		$902,324
Net expenses to average daily net assets(c)(d)		%	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00%
Net investment income (loss) to average daily net assets(a)		%	2.64%		2.89%		1.72%		1.68%
Portfolio turnover rate		%	16%		35%		20%		12%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.02%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.00	(g)	$0.00	(h)	$0.00	(h)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	There were no purchase premiums and redemption fees during the period.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.

†	Calculated using average shares outstanding throughout the period.

GLOBAL BALANCED ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$7.28		$11.37		$12.01		$11.76

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.27		0.87		0.48		0.39
Net realized and unrealized gain (loss)			2.10		(3.43)		0.05		0.66

Total from investment operations			2.37		(2.56)		0.53		1.05

Less distributions to shareholders:
From net investment income			(0.35)		(1.04)		(0.53)		(0.43)
From net realized gains			—		(0.49)		(0.64)		(0.37)

Total distributions			(0.35)		(1.53)		(1.17)		(0.80)

Net asset value, end of period	$		$9.30		$7.28		$11.37		$12.01

Total Return(b)		%	32.60%		(24.30)%		4.10%		9.22%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$3,104,293		$2,432,987		$3,364,855		$3,079,164
Net expenses to average daily net assets(c)(d)		%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)		%	3.00%		8.81%		3.89%		3.28%
Portfolio turnover rate		%	29%		44%		76%		23%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$14.37		$22.70		$23.71		$22.37

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.54		1.57		0.99		0.69
Net realized and unrealized gain (loss)			4.26		(7.23)		(0.15)		2.17

Total from investment operations			4.80		(5.66)		0.84		2.86

Less distributions to shareholders:
From net investment income			(0.63)		(1.61)		(1.02)		(0.90)
From net realized gains			—		(1.06)		(0.83)		(0.62)

Total distributions			(0.63)		(2.67)		(1.85)		(1.52)

Net asset value, end of period	$		$18.54		$14.37		$22.70		$23.71

Total Return(b)		%	33.44%		(26.75)%		3.15%		12.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$1,851,213		$1,107,258		$1,100,166		$529,374
Net expenses to average daily net assets(c)(d)		%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)		%	3.04%		8.05%		4.05%		2.98%
Portfolio turnover rate		%	14%		34%		47%		23%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.02%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.00	(f)	$0.01		$0.01		$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.

†	Calculated using average shares outstanding throughout the period.

Effective April 1, 2006, “GMO Strategic Balanced Allocation Fund” was renamed “GMO Strategic Opportunities Allocation Fund.”

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$17.51		$25.30		$26.92		$27.76

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.64		3.21		1.19		0.80
Net realized and unrealized gain (loss)			4.11		(6.72)		1.18		1.63

Total from investment operations			4.75		(3.51)		2.37		2.43

Less distributions to shareholders:
From net investment income			(0.75)		(3.71)		(1.12)		(1.16)
From net realized gains			(0.02)		(0.57)		(2.87)		(2.11)

Total distributions			(0.77)		(4.28)		(3.99)		(3.27)

Net asset value, end of period	$		$21.49		$17.51		$25.30		$26.92

Total Return(b)		%	27.18%		(15.11)%		8.60%		9.31%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$1,733,173		$1,436,951		$1,610,066		$1,296,396
Net expenses to average daily net assets(c)(d)		%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)		%	3.14%		14.05%		4.30%		2.94%
Portfolio turnover rate		%	24%		40%		57%		45%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$		$0.01		$0.00	(f)	$0.00	(f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

ALPHA ONLY FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$5.77		$11.11		$10.42		$10.36

Income (loss) from investment operations:
Net investment income (loss)(a)†			0.11		0.23		0.21		0.17
Net realized and unrealized gain (loss)			(0.67)		0.93		0.70		0.10

Total from investment operations			(0.56)		1.16		0.91		0.27

Less distributions to shareholders:
From net investment income			(0.30)		(4.41)		(0.22)		(0.21)
From net realized gains					(2.09)				—

Total distributions			(0.30)		(6.50)		(0.22)		(0.21)

Net asset value, end of period	$		$4.91		$5.77		$11.11		$10.42

Total Return(b)		%	(10.30)%		11.92%		8.74%		2.64%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$71,481		$121,711		$176,067		$166,626
Net expenses to average daily net assets(c)		%	0.24	%(d)	0.23	%(d)	0.16	%(d)	0.15%
Net investment income (loss) to average daily net assets(a)		%	2.16%		2.37%		1.91%		1.66%
Portfolio turnover rate		%	114%		87%		44%		22%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets		%	0.45%		0.44%		0.51%		0.53%
Redemption fees consisted of the following per share amounts†	$		$0.00	(e)	$0.00	(f)	$0.01		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	There were no purchase premiums and redemption fees during the period.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

ALPHA ONLY FUND (CONT’D)

Class IV Shares
								Period from
								March 2, 2006
								(commencement of
Year Ended February 28/29,								operations) through
2011		2010		2009		2008		February 28, 2007

$		$5.77		$11.11		$10.41		$10.37

		0.11		0.24		0.21		0.20
		(0.67)		0.92		0.71		0.06

		(0.56)		1.16		0.92		0.26

		(0.30)		(4.41)		(0.22)		(0.22)
				(2.09)				—

		(0.30)		(6.50)		(0.22)		(0.22)

$		$4.91		$5.77		$11.11		$10.41

	%	(10.30)%		12.00%		8.90%		2.54	%**

$		$1,648,282		$1,854,153		$2,557,970		$1,693,793
	%	0.18	%(d)	0.18	%(d)	0.11	%(d)	0.10	%*
	%	2.11%		2.52%		1.96%		1.93	%*
	%	114%		44%		22	%††
	%	0.46%		0.44%		0.51%		0.53	%*
$		$0.00	(e)	$0.00	(f)	$0.01		$0.00	(e)

INVESTMENT IN OTHER GMO FUNDS

[TO BE UPDATED]

GMO Alternative Asset Opportunity Fund.  [GMO Alternative Asset Opportunity Fund (“AAOF”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. AAOF is managed by GMO.

AAOF pays an investment management fee to the Manager at the annual rate of 0.70% of AAOF’s average daily net assets. AAOF offers a single class of shares. AAOF pays shareholder service fees to the Manager at the annual rate of 0.15% of AAOF’s average daily net assets. [Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse AAOF to the extent AAOF’s total annual operating expenses exceed 0.70% of AAOF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse AAOF for the amount of fees and expenses incurred indirectly by AAOF through its direct or indirect investment in GMO U.S. Treasury Fund (“U.S. Treasury Fund”) (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to AAOF of such fees and expenses equal to 0.70% of AAOF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by AAOF’s Board of Trustees.] In addition to these contractual expense limitations, the Manager has voluntarily agreed to waive AAOF’s management fee to 0.45% of AAOF’s average daily net assets and to reimburse AAOF to the extent AAOF’s total annual operating expenses exceed 0.45% of AAOF’s average daily net assets (excluding Excluded Fund Fees and Expenses). The Manager may change or terminate these voluntary waivers and reimbursements at any time at which point AAOF will incur management fees equal to 0.70% of AAOF’s average daily net assets. During any period for which these voluntary waivers and reimbursements are in effect, AAOF will incur management fees at an annual rate lower than 0.70% of AAOF’s average daily net assets, and, as a result, net annual operating expenses for AAOF will be lower. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

AAOF’s investment objective is total return greater than that of its benchmark, a composite of the Dow Jones-UBS Commodity Index and the J.P. Morgan U.S. 3 Month Cash Index.

AAOF’s investment program has two primary components. One component is intended to gain exposure to the investment returns of commodities and, from time to time, other alternative asset classes (e.g., currencies). “Commodities” include a range of assets with tangible properties, including oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar). AAOF typically gains exposure to commodities indirectly, by investing in a wholly owned subsidiary company, which, in turn, invests in various commodity-related exchange-traded and over-the-counter (“OTC”) derivatives. AAOF also may use, directly or indirectly through its wholly owned subsidiary, a wide variety of other exchange-traded and OTC derivatives that are not linked to the value of a commodity or other commodity-related instruments (including financial futures, options, and swap contracts). AAOF is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets.

The second component of AAOF’s investment program consists of investments in U.S. and foreign fixed income securities, primarily asset-backed securities. AAOF has historically gained its investment exposure to fixed income securities through investment in GMO Short-Duration Collateral Fund (“SDCF”). SDCF has primarily invested in asset-backed securities issued by a wide range of private and government issuers. Please see page [  ] for a more detailed description of SDCF’s investment objective and strategies.

The Manager uses proprietary models to identify trends in commodity prices. The factors considered and models used by the Manager may change over time.

A substantial portion of AAOF’s investments (through SDCF) in fixed income securities consist of asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, AAOF may invest (including through SDCF) in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. AAOF’s fixed income securities may include securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). AAOF may hold directly or indirectly (through SDCF) fixed income securities whose ratings, after the securities were acquired, were reduced below investment grade. Because of the deterioration in credit markets that became acute in 2008, AAOF, in particular through its investment in SDCF, currently has and may continue to have material exposure to below investment grade securities.

In addition to its commodity-related investments, from time to time, AAOF may invest in a range of currency-related investments, including currency futures, forwards, and options.

AAOF does not invest directly in commodities and commodity-related derivatives. Instead, to gain exposure to commodities and certain other assets, AAOF invests in a wholly owned subsidiary company. GMO serves as the investment manager to this company but does not receive any additional management or other fees for such services. The company invests primarily in commodity-related derivatives and fixed income securities.

AAOF may invest in unaffiliated money market funds. Additionally, AAOF may (but is not required to) invest in U.S. Treasury Fund, another series of GMO Trust. Please see page [  ] for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies.

If deemed prudent by the Manager, AAOF will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with AAOF’s normal investment strategies. AAOF may not achieve its investment objective while it is taking temporary defensive measures. Because of the above-referenced deterioration in credit markets, AAOF has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind.

AAOF does not seek to maintain a specified interest rate duration for its portfolio.

AAOF’s benchmark is a composite of the Dow Jones-UBS Commodity Index, which is composed of futures contracts on nineteen physical commodities, and the J.P. Morgan U.S. 3 Month Cash Index, which measures the total return performance of three-month U.S. dollar Euro-deposits. The Dow Jones-UBS Commodity Index and J.P. Morgan U.S. 3 Month Cash Index each represent 50% of the composite benchmark. In constructing AAOF’s portfolio, the Manager does not seek to match AAOF’s portfolio composition to that of its benchmark, and AAOF’s portfolio composition may differ significantly from that of its benchmark.

To the extent a GMO Fund invests in AAOF, it is subject to the risks associated with an investment in commodities and related investments, the risks associated with investments in derivatives and in fixed income securities, and all of the other risks to which AAOF is exposed. The principal risks of an investment in AAOF include Commodities Risk, Liquidity Risk, Credit and Counterparty Risk, Leveraging Risk, Derivatives Risk, Market Risk — Fixed Income Securities, Management and Operational Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Large Shareholder Risk, and Fund of Funds Risk. AAOF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by AAOF may affect AAOF’s performance more than if AAOF were diversified. Shareholders of each GMO Fund investing in AAOF are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.]

GMO Debt Opportunities Fund.  [GMO Debt Opportunities Fund (“Debt Opportunities Fund”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. Debt Opportunities Fund is managed by GMO.

Debt Opportunities Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Debt Opportunities Fund’s average daily net assets for each class of shares. Debt Opportunities Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. [Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Debt Opportunities Fund to the extent Debt Opportunities Fund’s total annual operating expenses exceed 0.25% of Debt Opportunities Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse Debt Opportunities Fund for the amount of fees and expenses incurred indirectly by Debt Opportunities Fund through its direct or indirect investment in GMO U.S. Treasury Fund (“U.S. Treasury Fund”) (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Debt Opportunities Fund of such fees and expenses equal to 0.25% of Debt Opportunities Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by Debt Opportunities Fund’s Board of Trustees.] For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

Debt Opportunities Fund’s investment objective is positive total return.

Debt Opportunities Fund seeks to achieve its investment objective by investing primarily in debt investments. Under normal circumstances, Debt Opportunities Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments. Debt Opportunities Fund is permitted to make investments in all types of U.S. and foreign debt investments, without regard to the credit rating of the obligor. Debt Opportunities Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). Debt Opportunities Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Debt Opportunities Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Debt Opportunities Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. Debt Opportunities Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets.

Debt Opportunities Fund is not restricted in its exposure to any type of debt investment, and at times may be substantially exposed to a single type of debt investment (e.g., asset-backed securities). Debt Opportunities Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Debt Opportunities Fund may invest in securities of any credit quality. There is no limit on the amount of Debt Opportunities Fund’s total assets that may be invested in below investment grade securities, and Debt Opportunities Fund may invest in material positions of below investment grade securities. Debt investments rated below investment grade are also known as high yield or “junk” bonds.

Debt Opportunities Fund initially expects to invest substantially all of its assets in asset-backed securities, a substantial portion of which will be junk bonds.

Debt Opportunities Fund may invest in unaffiliated money market funds. Additionally, Debt Opportunities Fund may (but is not required to) invest in U.S. Treasury Fund, another series of GMO Trust. Please see page [  ] for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies.

In selecting debt investments for Debt Opportunities Fund’s portfolio, the Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued.

If deemed prudent by the Manager, Debt Opportunities Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with Debt Opportunities Fund’s normal investment strategies. Debt Opportunities Fund may not achieve its investment objective while it is taking temporary defensive measures. Debt Opportunities Fund does not seek to maintain a specified interest rate duration for its portfolio.

To the extent a GMO Fund invests in Debt Opportunities Fund, it is subject to all of the risks to which Debt Opportunities Fund is exposed. The principal risks of an investment in Debt Opportunities Fund include Market Risk — Fixed Income Securities, Liquidity Risk, Focused Investment Risk, Credit and Counterparty Risk, Derivatives Risk, Leveraging Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Management and Operational Risk, and Fund of Funds Risk. Debt Opportunities Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Debt Opportunities Fund may affect Debt Opportunities Fund’s performance more than if Debt Opportunities Fund were diversified. Shareholders of each GMO Fund investing in Debt Opportunities Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.]

GMO High Quality Short-Duration Bond Fund.  [GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. High Quality Fund is managed by GMO.

High Quality Fund pays an investment management fee to the Manager at the annual rate of 0.05% of High Quality Fund’s average daily net assets for each class of shares. High Quality Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. [Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse High Quality Fund to the extent High Quality Fund’s total annual operating expenses exceed 0.05% of High Quality Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse High Quality Fund for the amount of fees and expenses incurred indirectly by High Quality Fund through its direct or indirect investment in GMO U.S. Treasury Fund (“U.S. Treasury Fund”) (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to High Quality Fund of such fees and expenses equal to 0.05% of High Quality Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by High Quality Fund’s Board of Trustees.] For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

High Quality Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

High Quality Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity. Under normal circumstances, High Quality Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds. To implement its investment strategies, High Quality Fund primarily invests in high quality U.S. and foreign fixed income securities. High Quality Fund may invest in fixed income securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). High Quality Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, High Quality Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. High Quality Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. High Quality Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets.

High Quality Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While High Quality Fund primarily invests in high quality bonds, High Quality Fund may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality.

High Quality Fund may invest in unaffiliated money market funds. Additionally, High Quality Fund may (but is not required to) invest in U.S. Treasury Fund, another series of GMO Trust. Please see page [  ] for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies.

In selecting fixed income securities for High Quality Fund’s portfolio, the Manager focuses primarily on the securities’ credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment.

If deemed prudent by the Manager, High Quality Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with High Quality Fund’s normal investment strategies. High Quality Fund may not achieve its investment objective while it is taking temporary defensive measures.

The Manager normally seeks to maintain an estimated interest rate duration of 365 days or less for High Quality Fund’s portfolio. High Quality Fund’s dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. The Manager estimates High Quality Fund’s dollar-weighted average interest rate duration by aggregating the durations of High Quality Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor to a fixed income security is required to prepay principal and/or interest on the security and the payments are not denominated in U.S. dollars. The Manager may estimate duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration.

High Quality Fund’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month U.S. dollar Euro-deposits.

To the extent a GMO Fund invests in High Quality Fund, it is subject to all of the risks to which High Quality Fund is exposed. The principal risks of an investment in High Quality Fund include Market Risk — Fixed Income Securities, Credit and Counterparty Risk, Liquidity Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Management and Operational Risk, Derivatives Risk, Leveraging Risk and Fund of Funds Risk. High Quality Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by High Quality Fund may affect High Quality Fund’s performance more than if High Quality Fund were diversified. Shareholders of each GMO Fund investing in High Quality Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.]

GMO Special Situations Fund.  [GMO Special Situations Fund (“SSF”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. SSF is managed by GMO.

SSF pays an investment management fee to the Manager at the annual rate of 0.37% of SSF’s average daily net assets for each class of shares. SSF offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. [Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse SSF to the extent SSF’s total annual operating expenses exceed 0.37% of SSF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse SSF for the amount of fees and expenses incurred indirectly by SSF through its direct or indirect investment in GMO U.S. Treasury Fund (“U.S. Treasury Fund”) (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to SSF of such fees and expenses equal to 0.37% of SSF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by SSF’s Board of Trustees.] For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

SSF’s investment objectives are capital appreciation and capital preservation.

SSF is not intended to serve as a standalone investment product and is available only for investment by other GMO Funds and other GMO asset allocation clients.

The Manager plans to pursue SSF’s investment objectives by implementing investment strategies that complement long-only investments in global equities and fixed income instruments. SSF may have long or short exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). SSF is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, SSF is not restricted in its exposure (long or short) to any particular market. SSF may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). SSF could be subject to material losses from a single investment.

In managing SSF’s strategy, the Manager employs proprietary quantitative investment models and fundamental judgment for the selection of derivatives and other investments and portfolio construction. The models use one or more independent, though possibly concentrated or focused, strategies for selection of investments. The Manager also may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.

In pursuing its investment objectives, SSF is permitted to use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency derivative transactions. SSF is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets.

SSF may elect to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for such services.

SSF does not seek to control risk relative to a particular securities market index or benchmark. In addition, SSF does not seek to outperform a particular securities market index or blend of market indices (i.e., SSF does not seek “relative” return).

SSF may invest in unaffiliated money market funds. Additionally, SSF may (but is not required to) invest in U.S. Treasury Fund, another series of GMO Trust. Please see page [  ] for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies.

SSF normally does not take temporary defensive positions. To the extent SSF takes temporary defensive positions, it may not achieve its investment objective.

To the extent a GMO Fund invests in SSF, it is subject to the risks associated with an investment in fixed income securities and related derivatives and all of the other risks to which SSF is exposed. The principal risks of an investment in SSF include Customized Investment Program Risk, Management and Operational Risk, Derivatives Risk, Currency Risk, Leveraging Risk, Liquidity Risk, Credit and Counterparty Risk, Focused Investment Risk, Foreign Investment Risk, Market Risk — Fixed Income Securities, Market Risk — Equity Securities, Market Disruption and Geopolitical Risk, Large Shareholder Risk, and Fund of Funds Risk. SSF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by SSF may affect SSF’s performance more than if SSF were diversified. Shareholders of each GMO Fund investing in SSF are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.]

GMO World Opportunity Overlay Fund.  [GMO World Opportunity Overlay Fund (“Overlay Fund”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. Overlay Fund is managed by GMO.

Overlay Fund does not pay an investment management or shareholder service fee to the Manager. Overlay Fund offers a single class of shares. [Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Overlay Fund to the extent Overlay Fund’s total annual operating expenses exceed 0.00% of Overlay Fund’s average daily net assets. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent of Overlay Fund’s Board of Trustees.] For these purposes, “Excluded Fund Fees and Expenses” means fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

Overlay Fund’s investment objective is total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Overlay Fund’s investment program has two principal components. One component of Overlay Fund’s investment program involves the use of derivatives to seek to exploit misvaluations in world interest rates, currencies, and credit markets, and to add value relative to Overlay Fund’s benchmark. The other component of Overlay Fund’s investment program involves direct investments, primarily in asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPs), Treasury Securities, and global bonds).

To add value relative to Overlay Fund’s benchmark, the Manager employs proprietary quantitative and other models to seek to identify and estimate the relative misvaluation of interest rate, currency, and credit markets. Based on such estimates, Overlay Fund establishes its positions, mainly by using derivatives, across global interest rate, currency, and credit markets. Derivative positions taken by Overlay Fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indexes. As a result of its derivative positions, Overlay Fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. Overlay Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivatives positions, and, as a result, Overlay Fund may be leveraged in relation to its assets.

Overlay Fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Overlay Fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features.

Because of the deterioration in credit markets that became acute in 2008, Overlay Fund currently has and may continue to have material exposure to below investment grade securities. If deemed prudent by the Manager, Overlay Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with Overlay Fund’s normal investment strategies. Overlay Fund may not achieve its investment objective while it is taking temporary defensive measures. Because of the above-referenced deterioration in credit markets, Overlay Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind.

Overlay Fund’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month U.S. dollar Euro-deposits.

To the extent a GMO Fund invests in Overlay Fund, it is subject to the risks associated with an investment in derivatives and in fixed income securities and all of the other risks to which Overlay Fund is exposed. The principal risks of an investment in Overlay Fund include Market Risk — Fixed Income Securities, Leveraging Risk, Credit and Counterparty Risk, Liquidity Risk, Derivatives Risk, Focused Investment Risk, Foreign Investment Risk, Currency Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, and Management and Operational Risk. Overlay Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were diversified. Shareholders of each GMO Fund investing in Overlay Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.]

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FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of each Fund currently being offered (if any).

Fund Name	Share
(and page # in Prospectus)	Class	Ticker	Symbol	Cusip

U.S. Equity Funds
U.S. Core Equity Fund (p. [ ])	Class III	GMUEX	USCoreEq	362013 65 8
	Class IV	GMRTX	USCoreEq	362013 64 1
	Class V	—	—	362013 63 3
	Class VI	GMCQX	USCoreEq	362013 62 5
Tobacco-Free Core Fund (p. [ ])	Class III	GMTCX	TobaccoFr	362007 85 8
Quality Fund (p. [ ])	Class III	GQETX	Quality	362008 26 0
	Class IV	GQEFX	Quality	362008 24 5
	Class V	GQLFX	Quality	362008 23 7
	Class VI	GQLOX	Quality	362008 22 9
U.S. Intrinsic Value Fund (p. [ ])	Class III	GMVUX	USIntrVal	362013 74 0
U.S. Growth Fund (p. [ ])	Class III	GMGWX	USGrowth	362013 87 2
U.S. Small/Mid Cap Value Fund (p. [ ])	Class III	GMSUX	USSMidVal	362013 83 1
U.S. Small/Mid Cap Growth Fund (p. [ ])	Class III	GMSPX	USSMidGr	362013 78 1
Real Estate Fund (p. [ ])	Class III	GMORX	RealEstate	362007 62 7
Tax-Managed U.S. Equities Fund (p. [ ])	Class III	GTMUX	N/A	362008 71 6

International Equity Funds
International Core Equity Fund (p. [ ])	Class III	GMIEX	IntlCoreEq	362013 69 0
	Class IV	GMIRX	IntlCoreEq	362013 68 2
	Class VI	GCEFX	IntlCoreEq	362013 66 6
International Intrinsic Value Fund (p. [ ])	Class II	GMICX	IntlIntrVal	362007 20 5
	Class III	GMOIX	IntlIntrVal	362007 30 4
	Class IV	GMCFX	IntlIntrVal	362008 83 1
International Growth Equity Fund (p. [ ])	Class III	GMIGX	IntlGroEq	362013 60 9
	Class IV	GMGFX	IntlGroEq	362013 70 8
Developed World Stock Fund (p. [ ])	Class III	GDWTX	DevWldStk	362013 20 3
	Class IV	GDWFX	DevWldStk	362013 30 2
International Small Companies Fund (p. [ ])	Class III	GMISX	IntSmCos	362007 52 8
Tax-Managed International Equities Fund (p. [ ])	Class III	GTMIX	TxMngIntEq	362008 66 6
Foreign Fund (p. [ ])	Class II	GMFRX	Foreign	362007 56 9
	Class III	GMOFX	Foreign	362007 55 1
	Class IV	GMFFX	Foreign	362008 82 3
Foreign Small Companies Fund (p. [ ])	Class III	GMFSX	ForSmCos	362008 61 7
	Class IV	GFSFX	ForSmCos	362008 34 4
Emerging Markets Fund (p. [ ])	Class II	GMEMX	EmergMkt	362007 50 2
	Class III	GMOEX	EmergMkt	362007 60 1
	Class IV	GMEFX	EmergMkt	362008 79 9
	Class V	GEMVX	GMOEmgMktsV	362008 28 6
	Class VI	GEMMX	EmergMkt	362008 27 8
Emerging Countries Fund (p. [ ])	Class III	GMCEX	EmergCntr	362008 85 6
Emerging Domestic Opportunities Fund (p. [ ])	Class II	—	—	362013 22 9
	Class III	—	—	362013 21 1
	Class IV	—	—	362013 19 5
	Class V	GEDOX	—	362013 18 7
	Class VI	—	—	362013 17 9
Taiwan Fund (p. [ ])	Class III	GMOTX	Taiwan	362013 26 0
Flexible Equities Fund (p. [ ])	Class III	GFEFX	FlexEqIII	362013 31 0
	Class VI	GFFEX	FlexEqVI	362013 29 4
Currency Hedged International Equity Fund (p. [ ])	Class III	GMOCX	CurHgIntEq	362007 58 5

Fixed Income Funds
Domestic Bond Fund (p. [ ])	Class III	GMDBX	DomestBd	362007 41 1
	Class VI	GDBSX	DomestBd	362008 13 8
Core Plus Bond Fund (p. [ ])	Class III	GUGAX	CorePlusBd	362008 60 9
	Class IV	GPBFX	CorePlusBd	362008 12 0
International Bond Fund (p. [ ])	Class III	GMIBX	IntlBond	362007 37 9
Strategic Fixed Income Fund (p. [ ])	Class III	GFITX	StratFxdInc	362013 44 3
	Class VI	GMFIX	StratFxdInc	362013 41 9
Currency Hedged International Bond Fund (p. [ ])	Class III	GMHBX	CurHgIntBd	362007 34 6
Global Bond Fund (p. [ ])	Class III	GMGBX	GlobalBd	362007 31 2
Emerging Country Debt Fund (p. [ ])	Class III	GMCDX	EmgCntrDt	362007 27 0
	Class IV	GMDFX	EmgCntrDt	362008 78 1
Short-Duration Investment Fund (p. [ ])	Class III	GMSIX	ShortDurInv	362007 47 8
Short-Duration Collateral Fund (p. [ ])	N/A	GMOSX	ShdurCol	362013 28 6
Short-Duration Collateral Share Fund (p. [ ])	Class III	GMDCX	N/A	362013 53 4
	Class VI	—	—	362013 49 2
Inflation Indexed Plus Bond Fund (p. [ ])	Class III	GMITX	InfltInPlus	362013 47 6
	Class VI	GMIPX	InfltInPlus	362013 46 8
U.S. Treasury Fund (p. [ ])	N/A	GUSTX	USTreas	362013 36 9
Asset Allocation Bond Fund (p. [ ])	Class III	GMOBX	AssetAllBd	362013 38 5
	Class VI	GABFX	AssetAllBd	362013 37 7
Asset Allocation International Bond Fund (p. [ ])	Class III	—	—	362013 35 1
	Class VI	—	—	362013 34 4

Asset Allocation Funds
U.S. Equity Allocation Fund (p. [ ])	Class III	GUSAX	N/A	362007 75 9
International Equity Allocation Fund (p. [ ])	Class III	GIEAX	N/A	362007 21 3
International Opportunities Equity Allocation Fund (p. [ ])	Class III	GIOTX	N/A	362013 45 0
Global Equity Allocation Fund (p. [ ])	Class III	GMGEX	N/A	362007 14 8
World Opportunities Equity Allocation Fund (p. [ ])	Class III	GWOAX	N/A	362008 15 3
Global Balanced Asset Allocation Fund (p. [ ])	Class III	GMWAX	N/A	362007 17 1
Strategic Opportunities Allocation Fund (p. [ ])	Class III	GBATX	N/A	362008 16 1
Benchmark-Free Allocation Fund (p. [ ])	Class III	GBMFX	N/A	362008 31 0
Alpha Only Fund (p. [ ])	Class III	GGHEX	N/A	362007 44 5
	Class IV	GAPOX	N/A	362013 48 4

GMO TRUST

ADDITIONAL INFORMATION

Each Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. Each Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Funds’ annual and semiannual reports, and the Funds’ SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional
information from and direct inquiries to:
Shareholder Services at
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf, Boston, MA 02110
1-617-346-7646 (call collect)
1-617-439-4192 (fax)
SHS@GMO.com
website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Suite 302
Boston, Massachusetts 02110

Investment Company Act File No. 811-04347

GMO Trust

Prospectus
Class M Shares

June 30, 2011

U.S. Equity Funds

—	U.S. Core Equity Fund Class M: GMTMX
—	U.S. Growth Fund Class M: GMWMX

International Equity Funds

—	International Intrinsic Value Fund Class M: GMVMX

—	Foreign Fund Class M: GMFMX
—	Emerging Countries Fund Class M: GECMX

This prospectus offers only Class M shares. Information about other funds and share classes of GMO Trust is contained in separate prospectuses.

Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

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ii

GMO U.S. CORE EQUITY FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.31%
Distribution (12b-1) fee	0.25%
Other expenses	[ ]%
Administration fee	0.20%
Total annual operating expenses	[ ]%
Expense reimbursement	([ ]%	)[1]
Total annual operating expenses after expense reimbursement	[ ]%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class M	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

1

GMO U.S. CORE EQUITY FUND

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class M Shares*
Years Ending December 31
Highest Quarter: 16.57% (2Q2003)
Lowest Quarter: −16.46% (4Q2008)
Year-to-Date (as of 3/31/11): 4.23%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class M				4/15/02

Return Before Taxes	8.58%	0.18%	N/A	1.89%

Return After Taxes on Distributions	8.36%	–0.53%	N/A	1.34%

Return After Taxes on Distributions and Sale of Fund Shares	5.84%	0.07%	N/A	1.54%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	N/A	3.54%

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Class M shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [     ] of this Prospectus.

2

GMO U.S. GROWTH FUND

Investment objective
Long-term capital growth.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.31%
Distribution (12b-1) fee	0.25%
Other expenses	[ ]%	[1]
Administration fee	0.20%
Acquired fund fees and expenses (underlying fund expenses)	[ ]%	[2]
Total annual operating expenses	[ ]%
Expense reimbursement	([ ]%	)[3]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]%

1 [“Other expenses” have been restated to reflect current fees.]

2 [The amount has been restated to reflect current fees of certain underlying funds.]

3 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class M	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

3

GMO U.S. GROWTH FUND

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and these investments have market values that often are more sensitive to changes in future earnings expectations than other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk); Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class M Shares*
Years Ending December 31

Highest Quarter: 14.98% (2Q2003)
Lowest Quarter: −16.89% (4Q2008)
Year-to-Date (as of 3/31/11): 4.73%
Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class M				9/11/02

Return Before Taxes	13.54%	0.99%	N/A	4.24%

Return After Taxes on Distributions	13.40%	0.62%	N/A	3.65%

Return After Taxes on Distributions and Sale of Fund Shares	8.97%	0.82%	N/A	3.53%

Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	N/A	6.43%

* The Fund is the successor to GMO Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Growth Fund and reflects GMO Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Class M shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [     ] of this Prospectus.

4

GMO INTERNATIONAL INTRINSIC VALUE FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.50%
Distribution (12b-1) fee	0.25%
Other expenses	[ ]	%
Administration fee	0.20%
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class M	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price relative to historical financial information and forecasted financial information provided by industry analysts. Historical financial information may include book value, cash flow and earnings. The Manager may compare these ratios to industry or market averages in order to assess the relative attractiveness of an equity. Other methods focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund also may invest in unaffiliated money market funds and/or U.S. Treasury Fund.

5

GMO INTERNATIONAL INTRINSIC VALUE FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

6

GMO INTERNATIONAL INTRINSIC VALUE FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class M Shares
Years Ending December 31

Highest Quarter: 22.37% (2Q2009)
Lowest Quarter: −18.21% (3Q2008)
Year-to-Date (as of 3/31/11): 4.13%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class M				10/2/03

Return Before Taxes	7.28%	1.18%	N/A	7.66%

Return After Taxes on Distributions	7.31%	–0.02%	N/A	6.59%

Return After Taxes on Distributions and Sale of Fund Shares	5.18%	1.12%	N/A	6.80%

MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	3.25%	1.37%	N/A	7.92%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	N/A	8.06%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Class M shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [     ] of this Prospectus.

7

GMO FOREIGN FUND

Investment objective
Total return in excess of its benchmark, the MSCI EAFE Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.60%
Distribution (12b-1) fee	0.25%
Other expenses	[ ]	%
Administration fee	0.20%
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[1]
Total annual operating expenses after expense reimbursement	[ ]	%

1 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.60% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class M	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world’s non-developed countries (“emerging countries”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S. (see “Name Policies”).

•	Country selection – The Fund’s country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the Fund’s benchmark.

•	Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those it believes represent investment opportunities. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

8

GMO FOREIGN FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Focused Investment Risk (increased risk from focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another); Market Disruption and Geopolitical Risk (risk that geopolitical and other events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk).

9

GMO FOREIGN FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class M Shares
Years Ending December 31

Highest Quarter: 21.55% (2Q2009)
Lowest Quarter: −19.19% (3Q2008)
Year-to-Date (as of 3/31/11): 3.87%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class M				1/25/02

Return Before Taxes	4.47%	1.30%	N/A	7.93%

Return After Taxes on Distributions	4.33%	0.37%	N/A	7.09%

Return After Taxes on Distributions and Sale of Fund Shares	3.36%	1.22%	N/A	7.00%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	N/A	7.31%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional Information
For important information about purchase and sale of Class M shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [     ] of this Prospectus.

10

GMO EMERGING COUNTRIES FUND

Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.65%
Distribution (12b-1) fee	0.25%
Other expenses	[ ]	%
Administration fee	0.20%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	([ ]	%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

1 [These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were [     ]% and [     ]%, respectively.]

2 [Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 1.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, investment-related costs, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*		3 Years		5 Years		10 Years

Class M	$	[ ]	$	[ ]	$	[ ]	$	[ ]
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not considered to be “developed market countries” by the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”).

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and (iii) in an attempt to adjust elements of the Fund’s investment exposure. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in unaffiliated money market funds and U.S. Treasury Fund.

11

GMO EMERGING COUNTRIES FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund’s investments.

•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it would be unable to do so if the license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Smaller Company Risk – The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Fund’s portfolio managers. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or hinder Fund operations.

Other principal risks of an investment in the Fund include Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund’s securities); Focused Investment Risk (increased risk from focusing investments in a limited number of countries and geographic regions); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk); Fund of Funds Risk (risk that the underlying funds (including ETFs) in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

12

GMO EMERGING COUNTRIES FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods shown (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Return/Class M Shares
Years Ending December 31

Highest Quarter: 31.00% (2Q2009)
Lowest Quarter: −31.47% (4Q2008)
Year-to-Date (as of 3/31/11): 4.61%
Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class M				7/9/02

Return Before Taxes	20.01%	9.91%	N/A	17.77%

Return After Taxes on Distributions	20.17%	7.06%	N/A	15.17%

Return After Taxes on Distributions and Sale of Fund Shares	13.54%	8.19%	N/A	15.37%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	N/A	19.82%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional Information
For important information about purchase and sale of Class M shares, tax information, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page [     ] of this Prospectus.

13

ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS

Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase a Fund’s Class M shares when the NYSE is open for business through certain brokers and agents who are authorized by Grantham, Mayo, Van Otterloo & Co. LLC, the Funds’ investment manager (the “Manager” or “GMO”), to accept purchase and redemption orders on the Funds’ behalf. Brokers and agents accepting purchases on a Fund’s behalf may impose transaction fees, investment minimums, and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, including any required minimum or subsequent investment amounts, please contact your broker or agent. The Funds do not impose investment minimums for the purchase of Class M shares. For shares that are purchased through third party intermediaries, such intermediaries may have their own purchasing rules, good order reviews, and investment minimums.

Fund shares are redeemable and, under ordinary circumstances, you may redeem a Fund’s Class M shares when the NYSE is open for business. Redemption requests should be initiated through the broker or agent through which the Fund shares to be redeemed were purchased. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares, please contact your broker or agent.

Tax information
The Funds normally distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or other tax qualified retirement plan. If you are investing through a tax-advantaged account, you may be taxed upon withdrawal of monies from that account.

Financial intermediary compensation
If you purchase shares of a Fund through a broker-dealer, agent or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES

Fund Summaries. The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for series of the Trust listed on the cover page of this Prospectus (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered in this Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Certain additional information about the Funds’ benchmarks may be found under “Fund Benchmarks and Comparative Indices.”

Fundamental Investment Objectives/Policies. The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Each of the Funds (except Foreign Fund and Emerging Countries Fund) has an investment objective that is fundamental. For each Fund, there is no guarantee that the Fund will be able to achieve its investment objective.

Tax Consequences and Portfolio Turnover. Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not, consider tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes). Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Funds, and the Funds have not placed any limit on the rate of portfolio turnover and portfolio securities may be sold without regard to the time they have been held when, in the opinion of GMO, investment considerations warrant such action. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause a Fund to trade more frequently at some times than at others. High turnover rates may adversely affect a Fund’s performance by generating higher transaction costs. Additionally, portfolio turnover may give rise to additional taxable income for shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed to them unless the shareholders themselves are exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains typically are taxed to shareholders, when distributed to them, at ordinary income tax rates. See “Distributions and Taxes” below for more information about the tax consequences of these types of income.

Certain Definitions. When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in another Fund or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “equity investments” and “equities” refer to investments (as defined above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts, (ii) the term “total return” includes capital appreciation and income, and (iii) the term “emerging countries” (except for Foreign Fund and Emerging Countries Fund, which have separate definitions in their Fund summaries) means the world’s less developed countries.

14

Investments in Unaffiliated Money Market Funds and U.S. Treasury Fund. Each of the Funds may invest in unaffiliated money market funds. Additionally, each of the Funds may (but is not required to) invest in GMO U.S. Treasury Fund (“U.S. Treasury Fund”), another GMO Fund described in “Investment in Other GMO Funds.”

Benchmarks. Fund benchmarks and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” Each Fund’s summary states that a Fund seeks to outperform, or seeks total return greater than, its benchmark. There is no assurance that this goal will be achieved. Each Fund’s benchmark is stated as of the date of this Prospectus and may change without notice to shareholders.

Fee and Expense Information. The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses. The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in each Fund’s summary generally reflect direct expenses associated with an investment in a Fund for the fiscal year ended February 28, 2011. A Fund may invest in other Funds of the Trust and certain other pooled investment vehicles (“underlying funds”), and the indirect net expenses associated with a Fund’s investment (if any) in underlying funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in underlying funds (i.e., “acquired fund fees and expenses”) are 0.01% of the Fund’s average net assets or more, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated issuers unless those issuers hold themselves out to be investment companies. Acquired fund fees and expenses are based on expenses incurred by the Fund for the fiscal year ended February 28, 2011, and actual indirect expenses will vary depending on the particular underlying funds in which the Fund invests. [[          ] Fund did not incur any acquired fund fees and expenses from investment in underlying funds for the fiscal year ended February 28, 2011.]

Annual Fund Operating Expenses – Administration Fees. The amounts listed under “Administration fees” in the “Annual Fund operating expenses” table included in each Fund’s summary includes administration fees paid by a Fund to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to marketplaces where Fund shares may be purchased. Administration fees paid by a Fund are not included in the Manager’s contractual expense reimbursement described in the footnotes to the Fund’s “Annual Fund operating expenses” table and under “Expense Reimbursement.”

Fee and Expense Examples. The expense example under “Example” included in each Fund’s summary assumes that all dividends and distributions are reinvested.

Temporary Defensive Positions. The Funds normally do not take temporary defensive positions. Foreign Fund, however, may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash or cash equivalents on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes. See “Fund Codes” on the inside back cover of this Prospectus for information regarding the ticker, news-media symbol, and CUSIP number for the Class M shares of each Fund.

This Prospectus does not offer shares in any state where they may not lawfully be offered.

15

DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	U.S. Equity Funds		International Equity Funds
	U.S.		International
	Core	U.S.	Intrinsic		Emerging
	Equity	Growth	Value	Foreign	Countries
	Fund	Fund	Fund	Fund	Fund

Market Risk – Equity Securities Risk	•	•	•	•	•

Liquidity Risk				•	•

Smaller Company Risk	•	•	•	•	•

Derivatives Risk	•	•	•	•	•

Foreign Investment Risk			•	•	•

Currency Risk			•	•	•

Focused Investment Risk	•	•	•	•	•

Leveraging Risk	•	•	•	•	•

Counterparty Risk	•	•	•	•	•

Market Disruption and Geopolitical Risk	•	•	•	•	•

Large Shareholder Risk	•	•	•	•	•

Management and Operational Risk	•	•	•	•	•

Fund of Funds Risk					•

Non-Diversified Funds		•		•	•

16

Investing in mutual funds involves many risks, and factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and are summarized in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time. The SAI includes more information about the Funds and their investments.

The Funds, by themselves, generally are not intended to provide a complete investment program. Investment in a Fund is intended to serve as part of a diversified portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK.  All of the Funds are subject to market risk, which is the risk that the value of Fund holdings may decline. General market risks include the following:

Equity Securities Risk.  Each Fund with a significant investment in equity investments runs the risk that the market value of those investments will decline. The market value of equity investments may decline for reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It also may decline due to factors that affect a particular industry or industries, such as a decline in demand, labor or raw material shortages, increased production costs, regulation, or competitive industry conditions. In addition, it may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities and other investments with a predetermined stream of payments, and the market price of equity securities owned by a Fund is more susceptible to moving up or down in a rapid or unpredictable manner. All of the Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the market value of the Funds’ investments.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the prices of these investments will not increase to that value or that the Manager has overestimated that value.

Equity investments trading at higher multiples of current earnings than other securities have market values that often are more sensitive to changes in future earnings expectations than other securities. At times when the market is concerned that these expectations may not be met, the market values of growth securities typically fall.

• LIQUIDITY RISK.  The effect of liquidity risk is particularly pronounced when low trading volume, lack of a market maker, a large position being sold, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limit or prevent a Fund from selling particular securities or closing derivative positions at desirable prices. In addition, holding less liquid securities increases the likelihood that a Fund will honor redemption requests in-kind. All of the Funds are subject to liquidity risk to some extent. Funds with principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, foreign securities (in particular emerging market securities), derivatives (in particular over-the-counter (“OTC”) derivatives), and/or securities subject to restrictions on resale have the greatest liquidity risk because their investments are often less liquid than other types of securities. These types of investments can be difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value”), resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of a Fund. Less liquid securities are more susceptible than other securities to loss of value when markets decline generally.

A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing out a short position). Some of the markets, exchanges, or securities in which a Fund invests may be less liquid and this would affect the price at which, and the time period in which, the Fund may liquidate positions to meet redemption requests or other funding requirements.

Emerging Countries Fund makes (or may make) investments in emerging market securities that are not widely traded and are sometimes subject to purchase and sale restrictions and in securities of companies with smaller market capitalizations that are not widely held and trade less frequently and in lesser quantities than securities of companies with larger market capitalizations.

All of the Funds may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK.  Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations, including small- and mid-cap companies. These companies may have limited product lines, markets, or financial resources, they may lack the competitive strength of larger companies, or they may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• DERIVATIVES RISK.  All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and related indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

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The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes a Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that do not provide for the counterparty’s obligations to be secured by collateral (e.g., foreign currency forwards), that require collateral but the Fund’s security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, a Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described elsewhere in this “Description of Principal Risks” section, including market risk, liquidity risk, currency risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Funds or their pricing agents will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

There can be no assurance that a Fund’s use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. See “Leveraging Risk” below.

The U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

• FOREIGN INVESTMENT RISK.  Funds that invest in foreign (non-U.S.) securities are subject to additional and more varied risks. The securities markets of many foreign countries involve securities of only a limited number of companies in a limited number of industries. As a result, the market prices of those securities may fluctuate more than those of U.S. securities. In addition, issuers of foreign securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs. A Fund may be subject to foreign taxation on realized capital gains, dividends or interest payable on those securities, on transactions in those securities, or otherwise on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investments in foreign countries bear the risk of nationalization, expropriation or confiscatory taxation of assets of issuers to which a Fund is exposed, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), political changes, and diplomatic developments that could adversely affect the value of the Fund’s investments.

In some foreign markets, custody arrangements for foreign securities may offer significantly fewer protections than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior

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to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in foreign currency exchange rates also will impact the value of a Fund’s foreign investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many foreign markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, the Fund will be required to obtain exposure to the market through the purchase of American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater foreign investment risk than Funds investing primarily in more developed foreign countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which a Fund is exposed; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK.  Currency risk is the risk that fluctuations in exchange rates will adversely affect the value of a Fund’s investments. Currency risk includes the risk that currencies in which a Fund’s investments are traded and/or in which a Fund receives income, or currencies in which a Fund has taken an active investment position, will decline in value relative to other currencies, in the case of long positions, or increase in value relative to other currencies, in the case of short positions. In the case of hedging positions, currency risk includes the risk that the currency to which the Fund has obtained exposure declines in value relative to the foreign currency being hedged. In such event, the Fund may realize a loss on the hedging instrument at the same time the Fund is realizing a loss on the currency being hedged. Currency exchange rates fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

The International Equity Funds use derivatives to acquire positions in currencies whose value the Manager expects to correlate with the value of currencies the Fund owns, currencies the Manager wants the Fund to own, or currencies the Fund is exposed to through its investments. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on its holdings of a particular currency and also lose money on the derivative. The International Equity Funds also take overweighted or underweighted currency positions and/or alter the currency exposure of the securities in which they have invested. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their security investments and/or their benchmarks. See also “Foreign Investment Risk” above.

Because the International Equity Funds invest or trade in securities denominated in foreign currencies or related derivatives and/or have foreign currency holdings, they may be adversely affected by changes in the exchange rates of foreign currencies. In addition, certain emerging country currencies are illiquid, and, in certain cases, a Fund may not be able to covert these currencies into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market where the exchange rate could be materially and adversely different. Exchange rates for emerging country currencies may be particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions may not be secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK.  Funds whose investments are focused in particular countries, regions, sectors, or companies or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. In addition, Funds that invest in securities of a small number of issuers are subject to greater overall risk than funds that invest in securities of many different issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments.

Similarly, Funds that invest a significant portion of their assets in investments tied economically to a particular geographic region or foreign country (or related to emerging markets) have more exposure to regional and country economic risks than funds making foreign investments throughout the world’s economies. The political and economic prospects of one country or group of countries within the same

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geographic region may affect other countries in that region. In addition, a recession, debt crisis, or decline in currency valuation in one country within a region can spread to other countries in that region. Furthermore, a Fund that invests in the equity securities of companies located in a particular geographic region or foreign country is particularly vulnerable to events affecting companies located in that region or country because those companies often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political, or other developments.

A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

• LEVERAGING RISK.  A Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged (i.e., the Fund’s exposure to underlying securities, assets, or currencies exceeds its net asset value). Leverage increases a Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements will also subject the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. A Fund’s portfolio will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it avails itself of the right to delay payment on a redemption.

The Funds may manage some of their derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK.  This is the risk that the counterparty to a repurchase agreement or reverse repurchase agreement or other OTC derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and therefore OTC derivatives generally involve greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them. Counterparty risk is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where a Fund has concentrated its transactions with a single or small group of counterparties. Funds that use swap contracts are subject, in particular, to the creditworthiness of the contracts’ counterparties because some types of swap contracts used by the Funds have durations longer than six months (and, in some cases, a number of decades). In addition, the creditworthiness of a counterparty may be adversely affected by larger than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund may have significant exposure to a single counterparty as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund.

The Funds are also subject to counterparty risk to the extent they execute a significant portion of their securities transactions through a single broker or dealer. If the broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Risk” above for more information.

• MARKET DISRUPTION AND GEOPOLITICAL RISK.  The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The wars in Iraq and Afghanistan have had a substantial effect on economies and securities markets in the U.S. and worldwide. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks of September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar future events are possible. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008 may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. At such times, the Funds’

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exposure to the risks described elsewhere in this “Description of Principal Risks” section, including market risk, liquidity risk, foreign investment risk, currency risk, and counterparty risk, will likely increase. Market disruptions can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause the Funds’ derivative counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer such products on a more limited basis.

• LARGE SHAREHOLDER RISK.  To the extent that shares of a Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts and/or on a frequent basis. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests or purchase portfolio securities to invest cash. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund. See “Beneficial Owners of 5% or More of the Funds’ Shares” in the SAI for more information. Substantial percentages of many Funds are held by Asset Allocation Funds and/or separate accounts managed by the Manager for its clients. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) the Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. These transactions also may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds having large shareholders is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK.  Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Manager uses proprietary investment techniques in making investment decisions for the Funds, but there is no assurance that the Manager will achieve the desired results and a Fund may incur significant losses. The Manager, for example, may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. The Funds’ portfolio managers may use quantitative analyses and/or models, and any imperfections in such analyses and model limitations could affect the ability of the portfolio managers to implement strategies in accordance with their views. By necessity, these analyses and models make simplifying assumptions that limit their ability to accurately predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security, which would impact the models’ ability to assist the Funds’ portfolio managers. There also can be no assurance that all of the Manager’s personnel will continue to be associated with the Manager for any length of time. The loss of the services of one or more employees of the Manager could have an adverse impact on a Fund’s ability to achieve its investment objective.

The Funds generally do not take temporary defensive positions and instead generally stay fully invested in the asset classes in which they are permitted to invest (e.g., domestic equities or foreign equities). A Fund may buy securities not included in its benchmark, hold securities in very different proportions than its benchmark, and/or engage in other strategies that cause a Fund’s performance to differ from (and/or be uncorrelated with or negatively correlated with) that of its benchmark. In those cases, a Fund’s performance will depend on the ability of the Manager to choose securities that perform better than securities that are included in the benchmark and/or to utilize those other strategies in a way that adds value relative to the benchmark.

The Funds also are subject to operational risk associated with the Manager’s and other service providers’ provision of investment management, administrative, accounting, legal and shareholder services to the Funds. Operational risk is the risk that deficiencies in the Manager’s internal systems or controls, or in those of a service provider to whom the Manager has contractually delegated responsibilities, will cause losses for the Funds or hinder Fund operations. Operational risk results from inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from purchasing a security that the Manager expects will appreciate in value, thus reducing the Fund’s opportunity to benefit from the security’s appreciation. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS.  Funds that invest in shares of other investment companies, including U.S. Treasury Fund, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”) are exposed to the risk that the underlying Funds do not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if such a Fund makes a new investment in underlying Funds with higher fees or expenses than those of existing underlying Funds. The fees and expenses associated with an investment in these underlying Funds will be less predictable and may potentially be higher than fees of other funds with similar investment programs.

The Funds also are indirectly exposed to all of the risks applicable to an investment in the underlying Funds. In addition, Funds that invest in shares of U.S. Treasury Fund also are likely to be subject to Large Shareholder Risk because U.S. Treasury Fund is more likely to have large shareholders (e.g., other GMO Funds).

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and

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magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS.  U.S. Growth Fund, Foreign Fund, and Emerging Countries Fund are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies. As a result, they may be subject to greater credit, market, and other risks, and poor performance by a single issuer may have a greater impact on their performance than if they were “diversified.”

FUND BENCHMARKS AND COMPARATIVE INDICES

[TO BE UPDATED]

The following section provides additional information about the Funds’ benchmarks and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table in the Fund summaries:

Benchmark/Comparative Index	Description
MSCI EAFE Index (Europe, Australasia, and Far East)	Large capitalization international stock index that is independently maintained and published by MSCI.

MSCI EAFE Value Index (Europe, Australasia, and Far East)	Large capitalization international stock index that is independently maintained and published by MSCI. The Index consists of large- and mid- capitalization stocks that have a value style. Large- and mid- cap stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. The style is determined using a multifactor approach based on eight historical and forward-looking characteristics.

Russell 1000 Growth Index	Independently maintained and published index by Russell Investments that measures the performance of those stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Index	Index of large capitalization U.S. stocks independently maintained and published by Standard & Poor’s.

S&P/IFCI Composite Index	Market capitalization-weighted index of the performance of securities traded on stock exchanges of emerging markets, which is independently maintained and published by Standard & Poor’s.

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MANAGEMENT OF THE TRUST

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management services to the funds of GMO Trust (the “Trust”). GMO is a private company, founded in 1977. As of May 31, 2011, GMO managed on a worldwide basis more than $[     ] billion of assets for GMO Funds and other investors, such as pension plans, endowments, and foundations.

Subject to the approval of the Trustees, the Manager establishes and modifies when it deems appropriate the investment strategies of the Funds. In addition to its management of the Funds’ investment portfolios, the Manager administers the Funds’ business affairs.

Class M shares of a Fund offered through this Prospectus pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased.

For the fiscal year ended February 28, 2011, the Manager received an investment management fee (after any applicable waivers or reimbursements) equal to the percentages of each Fund’s average daily net assets set forth in the table below.

% of Average
Fund	Net Assets

U.S. Core Equity Fund	[ ]	%
U.S. Growth Fund	[ ]	%
International Intrinsic Value Fund	[ ]	%
Foreign Fund	[ ]	%
Emerging Countries Fund	[ ]	%

A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract.

Different Investment Divisions of GMO are responsible for day-to-day investment management of different Funds. Each Division’s investment professionals work collaboratively, and no one person is primarily responsible for day-to-day investment management of any specific Fund. The table below identifies the GMO Investment Divisions and the Fund(s) for which they are responsible.

Investment Division	Primary Responsibilities
Quantitative Equity	U.S. Equity Funds and International Intrinsic Value Fund

International Active	Foreign Fund

Emerging Markets	Emerging Countries Fund

The following table identifies the senior member(s) of GMO’s Investment Divisions who are responsible for providing investment management services to the Funds and each senior member’s length of service as a senior member, title, and business experience during the past five years. With respect to the Funds for which they have responsibility, the senior members manage or allocate responsibility for portions of the portfolios to members of the Division, oversee the implementation of trades, review the overall composition of the portfolios, including compliance with stated investment objectives and strategies, and monitor cash.

Funds	Senior Member (length of service)	Title; Business Experience During Past 5 Years
U.S. Core Equity Fund U.S. Growth Fund International Intrinsic Value Fund	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005. Previously, Mr. Wilderman was responsible for portfolio management of and research for GMO’s emerging equity portfolios since 1996.

Foreign Fund	Drew Spangler (since 2011)	Director, International Active Division, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Emerging Countries Fund	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of Funds for which they have responsibility.

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Other Classes of GMO Trust Shares
This Prospectus offers only Class M shares of certain GMO Funds. Information about other classes of shares (and other GMO Funds) is contained in separate prospectuses. Principal features of these other classes include substantial minimum investment requirements (typically $10,000,000 or higher) and lower fee and expense levels. Class M shareholders do not have the right to convert Class M shares into, or exchange Class M shares for, other classes of shares.

Custodians and Fund Accounting Agents

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the U.S. Equity Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the International Equity Funds.

Transfer Agent

State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

Expense Reimbursement

[As more fully described in the Funds’ “Annual Fund operating expenses” tables under the caption “Fees and expenses” in the Fund summaries, the Manager has contractually agreed to reimburse each Fund for the portion of the Fund’s total annual operating expenses that exceed a specified percentage of the Fund’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” As used in this Prospectus, “Excluded Fund Fees and Expenses” means the administration fee, distribution (12b-1) fee, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust Officers and agents who are not affiliated with GMO, brokerage commissions, securities-lending fees and expenses, interest expense (except for Emerging Countries Fund), transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees and extraordinary, non-recurring and certain other unusual expenses (including taxes).

For each Fund, in addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount.

[The Funds’ contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Funds’ Board of Trustees.]]

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DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of each class of shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund.

The value of the Funds’ investments is generally determined as follows:

Exchange-listed securities (other than exchange-listed options)

•	Last sale price or

•	Official closing price or

•	Most recent bid price (if no reported sale or official closing price) or

•	Broker bid (if the private market is more relevant in determining market value than the exchange)

(Also, see discussion in “Fair Value Pricing” below regarding foreign equity securities.)

Exchange-listed options

•	Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions.

Unlisted securities (if market quotations are readily available)

•	Most recent quoted bid price

Note: There can be no assurance that quoted bid prices will be available. If reliable quotes are not available, the Funds may seek alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Non-emerging market debt obligations (previously acquired and having sixty days or less to final maturity)

•	Amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired)

All other fixed income securities (includes bonds, asset-backed securities, loans, structured notes)

•	Most recent bid supplied by a single pricing source chosen by the Manager

Shares of other GMO Funds and other open-end registered investment companies

•	Most recent NAV

“Fair Value” Pricing

For all other assets and securities, including derivatives, and in cases where market prices are not readily available or circumstances make an existing methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.

With respect to the Funds’ use of “fair value” pricing, you should note the following:

►	In some cases, a significant percentage of a Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the fair value determined for a particular security may be materially different from the value realized upon its sale.

►	Many foreign securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in those markets or on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Funds generally value those foreign securities (including futures and other derivatives whose values are based on those securities or indices comprised of those securities) as of the NYSE close using fair value prices, which are based on local closing prices adjusted by a factor supplied by a third party vendor using that vendor’s proprietary models.

►	A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index more than would otherwise be the case. For example, a Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the benchmark or index may use the local market closing price, whereas the Fund may use an adjusted “fair value” price.

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The values of foreign securities quoted in foreign currencies, foreign currency balances and foreign forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

The Manager evaluates pricing sources on an ongoing basis and may change a pricing source at any time. The Manager normally does not evaluate the prices supplied by pricing sources on a day-to-day basis. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund. In addition, because some Funds hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE is closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.

NAME POLICIES

To comply with Securities and Exchange Commission (“SEC”) rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal investment strategies” section of their summaries.

A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” to that country or region. For purposes of this Prospectus, an investment is “tied economically” to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, through investments in another Fund, derivatives, or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically to a particular industry, country, or geographical region. Funds with the term “international,” “global,” or “world” included in their names have not adopted formal Name Policies with respect to those terms, but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of some Funds are posted monthly on GMO’s website and are available to shareholders without a confidentiality agreement. In addition, from time to time, position attribution information regarding the Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Additional information regarding some Funds’ portfolio holdings as of each month’s end is made available to shareholders of the Trust, qualified potential shareholders as determined by GMO (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website approximately 5 days after month end.

Shareholders and potential shareholders of Funds that invest in other GMO Funds, as well as their consultants and agents, are able to access the portfolio holdings of the GMO Funds in which those Funds invest when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (http://www.gmo.com/america/strategies), shareholders, potential shareholders, and their consultants and agents must contact GMO to obtain a password and user name (to the extent they do not already have them) and enter into a confidentiality agreement with GMO and the Trust that permits the information to be used only for purposes determined by GMO to be in the best interest of the shareholders of the Fund to which the information relates. GMO may make portfolio holdings information available in alternate formats under the conditions described in the SAI. Beneficial owners of shares of a Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy without notice to shareholders. Once posted, a Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase a Fund’s Class M shares when the NYSE is open for business through certain brokers and agents who are authorized by GMO to accept purchase and redemption orders on the Funds’ behalf. Brokers and agents accepting purchases on a Fund’s behalf may impose transaction fees, investment minimums, and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, including any required minimum or subsequent investment amounts, please contact your broker or designated agent. The Trust will not accept a purchase request until it has received a GMO Trust Application deemed to be in good order by the Trust or its agent. The Funds do not impose investment minimums for

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the purchase of Class M Shares. In addition, the Trust may not accept a purchase request unless an IRS Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for foreign shareholders) with a correct taxpayer identification number (if required) is on file with GMO and that W-9 or W-8 is deemed to be in good order by the Trust’s withholding agent, State Street Bank and Trust Company. Subject to future guidance from the Internal Revenue Service, the Trust may require additional tax-related certifications, information or other documentation from you in order to comply with the reporting and withholding tax provisions enacted in March 2010 as part of the Hiring Incentives to Restore Employment Act. For more information on these new rules, see the “Taxes” section in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust are completed properly and maintained, as required, in good order. GMO has the right to make final good order assessments. For shares that are purchased through third party intermediaries, such intermediaries may have their own purchasing rules, good order reviews, and investment minimums.

Purchase Policies.  The broker or agent must submit a purchase request in good order to avoid having it rejected by the Trust or its designated agent. In general, a purchase request is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

If payment in full (by check, wire, or, when approved, securities) is not received prior to the earlier of the close of the NYSE or 4:00 p.m. Boston time on the intended purchase date or on the GMO approved contractual settlement date, the request may be rejected or deferred until payment is received unless prior arrangements for later payment have been approved by GMO.

If a purchase request is received in good order by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time), the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day. If that request is received after the close of regular trading on the NYSE, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE is open. Under contractual arrangements the Trust may permit a third party to aggregate orders received by 4:00 p.m. Eastern time and submit them to the Trust or its agent by a specified time.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application. Additional identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of redemption.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of the Funds after the close of regular trading on the NYSE (the “Cut-off Time”) and receive the current day’s price if the following conditions are met: (i) the Top Fund received a good order purchase request prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

In the case of International Intrinsic Value Fund, a purchase of shares of the Fund other than Class M shares may be made in U.S. dollars or in any other currency deemed acceptable by the Manager in its sole discretion. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.

Frequent Trading Activity.  As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies may be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that is harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of foreign securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various prevention measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. A Fund will not automatically redeem shares that are the subject of a rejected exchange request. The Funds reserve the right to reject any order or terminate the sale of Fund shares at any time.

Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums and/or redemption fees, (2) the nature of a Fund’s investment program, including its typical cash positions and/or whether it invests in foreign securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. GMO Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on the frequency with which they purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for certain Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to those Funds and their shareholders.

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Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor for and/or restrict frequent trading in accordance with the Procedures. In addition, the Funds may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO considers to be potentially harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem a Fund’s Class M shares on days when the NYSE is open for business. Redemption requests should be initiated through the broker or agent through which the Fund shares to be redeemed were purchased. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares, please contact your broker or agent. The Trust may take up to seven days to remit proceeds.

Redemption Policies.  The broker or agent must submit a redemption request in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption request is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or the amount that the client wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the close of regular trading on the NYSE on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

If a redemption request in good order is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time), the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day. If that redemption request is received after the close of regular trading on the NYSE, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day. Under contractual agreements the Trust may permit certain intermediaries to aggregate orders received by 4:00 p.m. Boston time and place them at a specified time with the Trust’s agent after the NYSE close. In the event of a disaster affecting Boston, Massachusetts, please contact GMO to confirm that your redemption request was received and is in good order.

Failure to provide the Trust with a properly authorized redemption request may result in a delay in processing a redemption request, delay in remittance of redemption proceeds, or a rejection of the redemption request.

In the case of International Intrinsic Value Fund, a redemption of shares of the Fund other than Class M shares may, in GMO’s sole discretion, be paid in whole or in part in a currency other than U.S. dollars in cases where the redeeming shareholder has indicated a willingness or desire to receive the redemption proceeds in such currency. Non-U.S. dollar currencies used to redeem Fund shares will be valued in accordance with the Trust’s valuation procedures.

In its sole discretion, GMO may determine to have a Fund pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate, the Fund may limit cash redemptions (honoring redemptions with portfolio securities) to protect the interests of all Fund shareholders. Redemptions in kind may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust will not typically remit redemption proceeds to multiple bank accounts.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”

•	the securities will be selected by GMO in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio

•	you will likely incur brokerage charges on the sale of the securities

•	redemptions paid in securities are generally treated by shareholders for tax purposes the same as redemptions paid in cash.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	if the NYSE and/or the Federal Reserve Bank are closed on days other than weekends or holidays

•	during periods when trading on the NYSE is restricted

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

•	during any other period permitted by the SEC for your protection.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time if at that time: (i) the shares of the Fund or a class held by the shareholder (including Class M shares) have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or the

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class held by the shareholder exceed a percentage of the outstanding shares of the Fund or the class determined from time to time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.

Top Funds may redeem shares of the Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption request prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

DISTRIBUTION AND SERVICE (12b-1) PLAN

Each Fund has adopted a distribution plan to pay for the sale and distribution of Class M shares and for services provided to Class M shareholders. The Plan provides for payments at annual rates not to exceed 1.00% of each Fund’s average daily net assets attributable to its Class M shares. The Trustees currently limit payments on Class M shares under the Plan to 0.25% of each Fund’s average daily net assets attributable to its Class M shares. Because these fees are paid out of Fund assets on an ongoing basis, these fees will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DISTRIBUTIONS AND TAXES

The policy of each U.S. Equity Fund is to declare and pay distributions of its net investment income, if any, quarterly. The policy of each International Equity Fund is to declare and pay distributions of net investment income, if any, semi-annually. Each Fund also intends to distribute net realized capital gains, whether from the sale of securities held by the Fund for not more than one year (net short-term capital gains) or from the sale of securities held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.

All dividends and/or distributions are reinvested in additional shares of the relevant Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by notifying their broker or agent.

It is important for you to note:

•	Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

•	For U.S. federal income tax purposes, distributions of net investment income are generally taxable as ordinary income.

•	For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund in a written notice to shareholders as capital gain dividends are generally taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income.

•	A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its applicable shares, with any amounts exceeding such basis treated as capital gain. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•	Potentially subject to certain limitations arising from actual or constructive ownership changes in a Fund, a Fund may carry any net capital losses (i.e., capital losses in excess of capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. If a Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010, the Fund is permitted to carry those losses forward for up to eight taxable years. Any losses remaining at the end of the eight-year period will expire unused. If a Fund incurs net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration until such losses are fully utilized. See “Taxes” in the SAI for more information.

•	For taxable years beginning before January 1, 2013, distributions of net investment income reported by a Fund in a written notice to shareholders as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. The “qualified dividend income” provision and the reduction of long-term capital gain rates for individuals will expire for taxable years beginning on or after January 1, 2013 unless Congress enacts legislation providing otherwise.

•	Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

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•	Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•	Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term or long-term capital gain, depending on how long the Fund shares were held by the shareholder.

•	A Fund’s investment in foreign securities may be subject to foreign withholding or other taxes on dividends, interest, or capital gains. A Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities. Those withholding and other taxes will reduce the Fund’s yield on foreign securities. The foreign withholding and other tax rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if the Fund has a significant number of non-U.S. shareholders than if it has fewer non-U.S. shareholders. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for foreign taxes paid by a Fund. In addition, a Fund’s investment in foreign securities (other than equity securities), foreign currencies, or foreign currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•	Under the Funds’ securities lending arrangements, when a dividend is paid to a Fund security out on loan, the borrower is required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of foreign securities may be subject to levels of taxation that are lower than the rates applicable to a Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, certain swap and securities lending transactions designed to enable non-U.S. persons to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends, have received the attention of U.S. lawmakers. In response, Congress enacted legislation in March 2010 to limit these practices. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to foreign securities or that foreign taxing authorities will not otherwise challenge beneficial tax results arising from swap or securities lending arrangements.

•	Certain of a Fund’s investment practices, including derivative transactions, hedging activities generally, and securities lending activities, as well as certain of a Fund’s investments, including those “marked to the market” for U.S. federal income tax purposes, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments.

•	To the extent a Fund invests in other GMO Funds or other investment companies treated as partnerships or RICs for U.S. federal income tax purposes, including ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the underlying investment companies. See “Taxes” in the SAI for more information.

The above is a general summary of the principal U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable taxes (including the federal alternative minimum tax). Please see “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in a Fund for non-U.S. shareholders.

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FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

[TO BE UPDATED BY AMENDMENT]

The financial highlight tables are intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of operations of the Fund’s Class M shares). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in Class M shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [          ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Trust’s Annual Reports, which are incorporated by reference in the SAI and available upon request. Information is presented for each Fund, and the Class M shares, that had investment operations during the reporting periods and is currently being offered through this Prospectus.

U.S. EQUITY FUNDS

U.S. CORE EQUITY FUND

	Class M Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$7.65		$12.03		$14.75		$14.47

Income (loss) from investment operations:
Net investment income (loss)†			0.14		0.15		0.18		0.18
Net realized and unrealized gain (loss)			2.94		(4.40)		(1.11)		0.64

Total from investment operations			3.08		(4.25)		(0.93)		0.82

Less distributions to shareholders:
From net investment income			(0.16)		(0.13)		(0.20)		(0.17)
From net realized gains			—		—		(1.59)		(0.37)

Total distributions			(0.16)		(0.13)		(1.79)		(0.54)

Net asset value, end of period	$		$10.57		$7.65		$12.03		$14.75

Total Return(a)		%	40.51%		(35.61)%		(7.64)%		5.73%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$1,285		$1,786		$56,422		$131,640
Net expenses to average daily net assets		%	0.76	%(b)	0.76	%(b)	0.76	%(b)	0.76%
Net investment income (loss) to average daily net assets		%	1.51%		1.29%		1.23%		1.22%
Portfolio turnover rate		%	52%		62%		71%		78%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.03%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

31

U.S. GROWTH FUND

	Class M Shares
	Year Ended February 28/29,
	2011		2010	2009		2008		2007

Net asset value, beginning of period	$		$10.45	$15.76		$17.16		$18.10

Income (loss) from investment operations:
Net investment income (loss)†			0.17	0.13		0.11		0.10
Net realized and unrealized gain (loss)			4.14	(5.30)		(1.05)		0.06

Total from investment operations			4.31	(5.17)		(0.94)		0.16

Less distributions to shareholders:
From net investment income			(0.18)	(0.14)		(0.10)		(0.10)
From net realized gains			—	—		(0.36)		(1.00)

Total distributions			(0.18)	(0.14)		(0.46)		(1.10)

Net asset value, end of period	$		$14.58	$10.45		$15.76		$17.16

Total Return(a)		%	41.50%	(33.01)%		(5.79)%		0.91%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$601	$525		$68,732		$85,714
Net expenses to average daily net assets		%	0.76%	0.76	%(b)	0.76	%(b)	0.76%
Net investment income (loss) to average daily net assets		%	1.31%	0.80%		0.64%		0.56%
Portfolio turnover rate		%	118%	70%		97%		111%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.34%	0.10%		0.07%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL INTRINSIC VALUE FUND

	Class M Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$13.83		$29.60		$34.93		$32.28

Income (loss) from investment operations:
Net investment income (loss)†			0.35		0.73		0.79		0.68
Net realized and unrealized gain (loss)			5.69		(13.95)		(0.81)		5.62

Total from investment operations			6.04		(13.22)		(0.02)		6.30

Less distributions to shareholders:
From net investment income			(0.57)		(0.93)		(0.77)		(0.44)
From net realized gains			—		(1.62)		(4.54)		(3.21)

Total distributions			(0.57)		(2.55)		(5.31)		(3.65)

Net asset value, end of period	$		$19.30		$13.83		$29.60		$34.93

Total Return(a)		%	43.72%		(48.14)%		(1.36)%		20.18%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$13,221		$8,938		$18,687		$17,371
Net expenses to average daily net assets		%	0.95	%(b)	0.97	%(c)	0.99	%(c)	0.99%
Net investment income (loss) to average daily net assets		%	1.84%		3.13%		2.22%		2.00%
Portfolio turnover rate		%	40%		53%		47%		36%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.05%		0.05%		0.05%		0.04%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

32

FOREIGN FUND

	Class M Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$8.07		$16.58		$18.63		$16.75

Income (loss) from investment operations:
Net investment income (loss)†			0.22		0.41		0.35		0.30
Net realized and unrealized gain (loss)			3.27		(7.96)		(0.36)		3.12

Total from investment operations			3.49		(7.55)		(0.01)		3.42

Less distributions to shareholders:
From net investment income			(0.44)		(0.30)		(0.40)		(0.39)
From net realized gains			—		(0.66)		(1.64)		(1.15)

Total distributions			(0.44)		(0.96)		(2.04)		(1.54)

Net asset value, end of period	$		$11.12		$8.07		$16.58		$18.63

Total Return(a)		%	43.60%		(47.58)%		(1.05)%		21.04%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$4,783		$3,786		$7,375		$8,258
Net expenses to average daily net assets		%	1.05	%(b)	1.05	%(c)	1.05	%(c)	1.05%
Net investment income (loss) to average daily net assets		%	2.05%		3.11%		1.81%		1.69%
Portfolio turnover rate		%	59%		39%		29%		23%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

EMERGING COUNTRIES FUND

	Class M Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$		$5.00		$15.07		$15.90		$19.05

Income (loss) from investment operations:
Net investment income (loss)†			0.07		0.16		0.18		0.30
Net realized and unrealized income (loss)			4.17		(7.92)		4.82		2.44

Total from investment operations			4.24		(7.76)		5.00		2.74

Less distributions to shareholders:
From net investment income			(0.10)		(0.19)		(0.25)		(0.27)
From net realized gains			(0.02)		(2.12)		(5.58)		(5.62)

Total distributions			(0.12)		(2.31)		(5.83)		(5.89)

Net asset value, end of period	$		$9.12		$5.00		$15.07		$15.90

Total Return		%	84.90	%(a)	(58.67	)%(a)	30.29	%(a)	15.89%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$		$31,582		$20,948		$31,386		$29,423
Net expenses to average daily net assets		%	1.47	%(b)	1.48	%(c)	1.41	%(c)	1.36%
Net investment income (loss) to average daily net assets		%	0.83%		1.68%		0.99%		1.63%
Portfolio turnover rate		%	138%		128%		72%		58%
Fees and expenses reimbursed by the Manager to average daily net assets		%	0.25%		0.23%		0.03%		—

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

33

INVESTMENT IN OTHER GMO FUNDS
[TO BE UPDATED]

GMO U.S. Treasury Fund.  GMO U.S. Treasury Fund (“U.S. Treasury Fund”), a series of the Trust, is offered through a separate prospectus. U.S. Treasury Fund is managed by GMO.

U.S. Treasury Fund pays an investment management fee to the Manager at the annual rate of 0.08% of U.S. Treasury Fund’s average daily net assets. [Subject to Excluded Expenses, the Manager has contractually agreed to reimburse U.S. Treasury Fund to the extent U.S. Treasury Fund’s total annual operating expenses exceed 0.08% of U.S. Treasury Fund’s average daily net assets. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by U.S. Treasury Fund’s Board of Trustees.] In addition to this contractual expense limitation, the Manager has voluntarily agreed to waive U.S. Treasury Fund’s management fee and to reimburse U.S. Treasury Fund to the extent U.S. Treasury Fund’s total annual operating expenses exceed 0.00% of U.S. Treasury Fund’s average daily net assets (excluding Excluded Expenses). The Manager may change or terminate these voluntary waivers and reimbursements at any time. During any period for which these voluntary waivers and reimbursements are in effect, U.S. Treasury Fund will incur management fees at an annual rate lower than 0.08% of U.S. Treasury Fund’s average daily net assets, and, as a result net annual operating expenses for U.S. Treasury Fund will be lower. For these purposes, “Excluded Expenses” are expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust Officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

U.S. Treasury Fund’s investment objective is liquidity and safety of principal with current income as a secondary objective.

U.S. Treasury Fund primarily invests in U.S. Treasury securities. Under normal circumstances, U.S. Treasury Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities.

U.S. Treasury Fund also may enter into repurchase agreements, under which U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from U.S. Treasury Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent on, among other things, U.S. Treasury Fund’s having an interest in the security that can be realized in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, U.S. Treasury Fund also may invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). U.S. Treasury Fund also may invest in unaffiliated money market funds.

U.S. Treasury Fund normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if the counterparty to the repurchase agreement defaults, U.S. Treasury Fund may own a security with a stated or remaining maturity of greater than one year.

Although U.S. Treasury Fund primarily invests in short-term obligations, it is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain an interest rate duration of one year or less for U.S. Treasury Fund’s portfolio.

In selecting U.S. Treasury securities for U.S. Treasury Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

Other GMO Funds may invest in U.S. Treasury Fund to achieve exposure to U.S. Treasury securities, to invest cash, and/or to seek to generate a return similar to yields on U.S. Treasury securities.

U.S. Treasury Fund’s benchmark is the Citigroup 3 Month Treasury Bill Index, an independently maintained and published short-term Treasury bill index.

To the extent the Fund invests in U.S. Treasury Fund, it is subject to all of the risks to which U.S. Treasury Fund is exposed. The principal risks of an investment in U.S. Treasury Fund include Market Risk — Fixed Income Securities, Credit Risk, Focused Investment Risk, Large Shareholder Risk, Management and Operational Risk, and Market Disruption and Geopolitical Risk. Shareholders of the Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in the Fund.

34

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FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for the Class M shares of each Fund.

Fund Name	Share
(and page # in Prospectus)	Class	Ticker	Symbol	Cusip

U.S. Equity Funds
U.S. Core Equity Fund (p. 1)	Class M	GMTMX	USCoreEq	362013 61 7
U.S. Growth Fund (p. 3)	Class M	GMWMX	USGrowth	362013 54 2

International Equity Funds
International Intrinsic Value Fund (p. 5)	Class M	GMVMX	N/A	362008 47 6
Foreign Fund (p. 8)	Class M	GMFMX	N/A	362008 46 8
Emerging Countries Fund (p. 11)	Class M	GECMX	EmgCntrsM	362008 43 5

GMO TRUST

ADDITIONAL INFORMATION

Each Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. Each Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Funds’ annual and semiannual reports, and the Funds’ SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional
information from and direct inquiries to
the broker or agent through
whom shares were purchased.
Shareholders may also request additional
information from and direct inquiries to:
Shareholder Services at
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf, Boston, MA 02110
1-617-346-7646 (call collect)
1-617-439-4192 (fax)
SHS@GMO.com
website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Suite 302
Boston, Massachusetts 02110

Investment Company Act File No. 811-04347

GMO TRUST
STATEMENT OF ADDITIONAL INFORMATION
June 30, 2011

U.S. Equity Funds
U.S. Core Equity Fund
  Class III: GMUEX
  Class IV: GMRTX
  Class V: —
  Class VI: GMCQX
Tobacco-Free Core Fund
  Class III: GMTCX
Quality Fund*
  Class III: GQETX
  Class IV: GQEFX
  Class V: GQLFX
  Class VI: GQLOX
U.S. Intrinsic Value Fund
  Class III: GMVUX
U.S. Growth Fund
  Class III: GMGWX
U.S. Small/Mid Cap Value Fund
  Class III: GMSUX
U.S. Small/Mid Cap Growth Fund
  Class III: GMSPX
Real Estate Fund
  Class III: GMORX
Tax-Managed U.S. Equities Fund
  Class III: GTMUX
International Equity Funds
International Core Equity Fund
  Class III: GMIEX
  Class IV: GMIRX
  Class VI: GCEFX
International Intrinsic Value Fund
  Class II: GMICX
  Class III: GMOIX
  Class IV: GMCFX
International Growth Equity Fund
  Class III: GMIGX
  Class IV: GMGFX
International Equity Funds (continued)
Developed World Stock Fund
  Class III: GDWTX
  Class IV: GDWFX
International Small Companies
  Fund
  Class III: GMISX
Tax-Managed International
  Equities Fund
  Class III: GTMIX
Foreign Fund
  Class II: GMFRX
  Class III: GMOFX
  Class IV: GMFFX
Foreign Small Companies Fund
  Class III: GMFSX
  Class IV: GFSFX
Emerging Markets Fund
  Class II: GMEMX
  Class III: GMOEX
  Class IV: GMEFX
  Class V: GEMVX
  Class VI: GEMMX
Emerging Countries Fund
  Class III: GMCEX
Emerging Domestic
  Opportunities Fund
  Class II: —
  Class III: —
  Class IV: —
  Class V: GEDOX
  Class VI: —
Taiwan Fund
  Class III: GMOTX
Flexible Equities Fund
  Class III: GFEFX
  Class VI: GFFEX
International Equity Funds (continued)
Currency Hedged International
  Equity Fund
  Class III: GMOCX
Fixed Income Funds
Domestic Bond Fund
  Class III: GMDBX
  Class VI: GDBSX
Core Plus Bond Fund
  Class III: GUGAX
  Class IV: GPBFX
International Bond Fund
  Class III: GMIBX
Strategic Fixed Income Fund
  Class III: GFITX
  Class VI: GMFIX
Currency Hedged International
  Bond Fund
  Class III: GMHBX
Global Bond Fund
  Class III: GMGBX
Emerging Country Debt Fund
  Class III: GMCDX
  Class IV: GMDFX
Short-Duration Investment Fund
  Class III: GMSIX
Short-Duration Collateral
  Fund
  Ticker: GMOSX
Short-Duration Collateral Share
  Fund
  Class III: GMDCX
  Class VI: —
Inflation Indexed Plus Bond
  Fund
  Class III: GMITX
  Class VI: GMIPX
Fixed Income Funds (continued)
U.S. Treasury Fund
  Ticker: GUSTX
Asset Allocation Bond Fund
  Class III: GMOBX
  Class VI: GABFX
Asset Allocation International
  Bond Fund
  Class III: —
  Class VI: —
Asset Allocation Funds
U.S. Equity Allocation Fund
  Class III: GUSAX
International Equity Allocation
  Fund
  Class III: GIEAX
International Opportunities
  Equity Allocation Fund
  Class III: GIOTX
Global Equity Allocation Fund
  Class III: GMGEX
World Opportunities Equity
  Allocation Fund
  Class III: GWOAX
Global Balanced Asset
  Allocation Fund
  Class III: GMWAX
Strategic Opportunities
  Allocation Fund
  Class III: GBATX
Benchmark-Free Allocation Fund
  Class III: GBMFX
Alpha Only Fund
  Class III: GGHEX
  Class IV: GAPOX

*	Although Quality Fund is categorized as a “U.S. Equity Fund,” the Fund also invests in non-U.S. equities.

This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus for each series of GMO Trust (the “Trust”) set forth above dated June 30, 2011, as amended and revised from time to time thereafter (the “Prospectus”), and should be read in conjunction therewith. Information from the Prospectus relating to the series of GMO Trust set forth above (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered in the Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”) and the annual report to shareholders of each Fund is (or, in the case of each of Emerging Domestic Opportunities Fund and Asset Allocation International Bond Fund, will be when available), incorporated by reference into this Statement of Additional Information. The Prospectus and the annual report to shareholders of each Fund may be obtained (in the case of each of Emerging Domestic Opportunities Fund and Asset Allocation International Bond Fund, when available) free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

-i-

INVESTMENT OBJECTIVES AND POLICIES
The investment objective and principal strategies of, and risks of investing in, each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.
FUND INVESTMENTS
The charts on the following pages indicate the types of investments that each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments, provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from so doing.
Investors should note that, when used in this Statement of Additional Information, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For instance, a Fund may invest indirectly or make indirect investments by investing in another investment company or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. Accordingly, the following charts indicate the types of investments that a Fund is directly or indirectly permitted to make.

1

[[Tables to be updated.]]

						U.S.	U.S.
	U.S.			U.S.		Small/Mid	Small/Mid		Tax-Managed
	Core	Tobacco-Free		Intrinsic	U.S.	Cap	Cap	Real	U.S.
	Equity	Core	Quality	Value	Growth	Value	Growth	Estate	Equities
U.S. Equity Funds	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
U.S. Equity Securities[1]	X	X	X	X	X	X	X	X	X
Foreign Investments—Foreign Issuers[2]			X
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X	X	X	X
Foreign Investments—Emerging Countries[2]			X
Securities Lending	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options and Futures	X	X	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X
Foreign Currency Transactions			X
Repurchase Agreements	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities—Municipal Securities[4]
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X	X	X	X	X	X	X	X
Asset-Backed and Related Securities
Adjustable Rate Securities
Below Investment Grade Securities
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Investments
Structured Notes
Firm Commitments and When-Issued Securities
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund5)
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies—Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X	X

2

Currency
	International	International	International	Developed	International	Tax-Managed		Foreign			Emerging			Hedged
	Core	Intrinsic	Growth	World	Small	International		Small	Emerging	Emerging	Domestic		Flexible	International
	Equity	Value	Equity	Stock	Companies	Equities	Foreign	Companies	Markets	Countries	Opportunities	Taiwan	Equities	Equity
International Equity Funds	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
U.S. Equity Securities[1]	X	X	X	X	X	X			X	X	X	X	X	X
Foreign Investments—Foreign Issuers[2]	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Investments—Emerging Countries[2]	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Options and Futures	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X			X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X			X	X	X	X	X	X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds[3]	X	X	X	X	X	X			X	X	X	X	X	X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds[3]	X	X	X	X	X	X			X	X	X	X	X	X
Debt and Other Fixed Income Securities—Municipal Securities[4]													X	X
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Asset-Backed and Related Securities
Adjustable Rate Securities
Below Investment Grade Securities									X	X	X	X	X	X
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Investments									X	X	X	X	X	X
Structured Notes	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Firm Commitments and When-Issued Securities							X	X	X	X	X	X	X	X
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund5)
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies—Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X	X	X	X	X	X	X

3

					Currency						Inflation			Asset
		Core		Strategic	Hedged		Emerging			Short-Duration	Indexed		Asset	Allocation
	Domestic	Plus	International	Fixed	International	Global	Country	Short-Duration	Short-Duration	Collateral	Plus	U.S.	Allocation	International
	Bond	Bond	Bond	Income	Bond	Bond	Debt	Investment	Collateral	Share	Bond	Treasury	Bond	Bond
Fixed Income Funds	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
U.S. Equity Securities[1]	X	X	X	X	X	X	X	X	X	X	X		X	X
Foreign Investments—Foreign Issuers[2]	X	X	X	X	X	X	X	X	X	X	X		X	X
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X	X	X	X	X	X		X	X
Foreign Investments—Emerging Countries[2]	X		X	X	X	X	X	X	X	X	X		X	X
Securities Lending	X	X	X	X	X	X	X	X	X	X	X		X	X
Depositary Receipts	X	X	X	X	X	X	X				X		X	X
Convertible Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Preferred Stocks	X	X	X	X	X	X	X				X		X	X
Warrants and Rights	X	X	X	X	X	X	X	X	X	X	X		X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options and Futures	X	X	X	X	X	X	X	X	X	X	X		X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X	X	X		X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X	X	X		X	X
Repurchase Agreements	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X	X	X	X	X		X	X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities—Municipal Securities[4]	X	X	X	X	X	X	X	X		X	X		X	X
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X	X	X	X6	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments
Asset-Backed and Related Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Adjustable Rate Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Below Investment Grade Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Brady Bonds		X	X	X	X	X	X				X		X	X
Euro Bonds		X	X	X	X	X	X				X		X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Indexed Investments	X	X	X	X	X	X	X	X	X	X	X		X	X
Structured Notes	X	X	X	X	X	X	X	X	X	X	X		X	X
Firm Commitments and When-Issued Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Loans, Loan Participations, and Assignments	X	X	X	X	X	X	X				X		X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund5)
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X	X	X	X7	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies—Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X		X	X		X	X

4

			International		World	Global
	U.S.	International	Opportunities	Global	Opportunities	Balanced	Strategic
	Equity	Equity	Equity	Equity	Equity	Asset	Opportunities	Benchmark-Free	Alpha
	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Only
Asset Allocation Funds	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
U.S. Equity Securities[1]	X	X	X	X	X	X	X	X	X
Foreign Investments—Foreign Issuers[2]	X	X	X	X	X	X	X	X	X
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X	X	X	X
Foreign Investments—Emerging Countries[2]	X	X	X	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)									X
Options and Futures	X	X	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities—Municipal Securities[4]	X	X	X	X	X	X	X	X	X
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X	X	X	X	X	X	X	X
Asset-Backed and Related Securities	X	X	X	X	X	X	X	X	X
Adjustable Rate Securities	X	X	X	X	X	X	X	X	X
Below Investment Grade Securities	X	X	X	X	X	X	X	X	X
Brady Bonds		X	X	X	X	X	X	X	X
Euro Bonds		X	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X
Indexed Investments	X	X	X	X	X	X	X	X	X
Structured Notes		X	X	X	X	X	X	X	X
Firm Commitments and When-Issued Securities	X	X	X	X	X	X	X	X	X
Loans, Loan Participations, and Assignments	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund5)		X	X	X	X	X	X	X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies—Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X	X

5

Footnotes to Fund Investments Charts

[1]	For more information, see, among other sections, “Description of Principal Risks—Market Risk—Equity Securities” in the Prospectus.

[2]	For more information, see, among other sections, “Description of Principal Risks—Foreign Investment Risk” in the Prospectus and “Descriptions and Risks of Fund Investments—Risks of Foreign Investments” herein.

[3]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments—U.S. Government Securities and Foreign Government Securities” herein.

[4]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments—Municipal Securities” herein.

[5]	A series of the Trust offered through a separate private placement memorandum.

[6]	U.S. Treasury Fund is not generally permitted to invest in Foreign Government Securities.

[7]	U.S. Treasury Fund is not generally permitted to invest in Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities
(Note: Some of the footnotes to the above charts refer investors to various risks described in the “Description of Principal Risks” section of the Prospectus for more information relating to a particular type of investment listed in the charts. The presence of such a risk cross reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of that Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summary” and “Description of Principal Risks” sections of the Prospectus for a list of each Fund’s principal risks.)
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS
The following is a description of investment practices in which the Funds may engage and the risks associated with their use. The Asset Allocation Funds (as well as other Funds that invest in other GMO Funds or other investment companies (“underlying Funds”), as noted in the Prospectus or in “Fund Investments” in this Statement of Additional Information) are indirectly exposed to the investment practices of the underlying Funds in which they invest, and are therefore subject to all risks associated with the practices of the underlying Funds. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH A FUND INDIRECTLY MAY BE EXPOSED THROUGH ITS INVESTMENT IN THE UNDERLYING FUNDS. ANY REFERENCES TO INVESTMENTS MADE BY A FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND INDIRECTLY BY THE FUND (E.G., THROUGH ITS INVESTMENTS IN THE UNDERLYING FUNDS OR THROUGH ITS INVESTMENTS IN DERIVATIVES OR SYNTHETIC INSTRUMENTS).
Not all Funds may engage in all practices described below. Please refer to each Fund’s “Fund Summary” in the Fund’s Prospectus and “Fund Investments” in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage.
Portfolio Turnover
Based on Grantham, Mayo, Van Otterloo & Co. LLC’s (“GMO” or the “Manager”) assessment of market conditions, the Manager may trade each Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and which may adversely affect the Fund’s performance. It also may give rise to additional taxable income for its shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed by a

6

Fund to them, unless those shareholders are themselves exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed to shareholders, typically are taxed to shareholders at ordinary income tax rates. The after-tax impact of portfolio turnover is not considered when making investment decisions for a Fund, except for Tax-Managed U.S. Equities Fund and Tax-Managed International Equities Fund (collectively, the “Tax-Managed Funds”). See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information for more information.
Other than Asset Allocation International Bond Fund, which will commence operations on or following the date of this SAI, the historical portfolio turnover rate for each Fund is shown under the heading “Financial Highlights” in the Prospectus. [[Changes in portfolio turnover rates for [ ] were generally the result of active trading strategies employed by such Funds’ portfolio managers in response to market conditions, and not reflective of a material change in investment strategy.]][[To be updated by amendment]]
Diversified and Non-Diversified Portfolios
As set forth in “Investment Restrictions” below, Funds that are “diversified” funds are required to satisfy the diversified fund requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). At least 75% of the value of a diversified fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer.
As stated in the Prospectus, Funds that are “non-diversified” funds under the 1940 Act are not required to satisfy the requirements for diversified funds. A non-diversified Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to a Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.
All Funds, whether diversified or non-diversified, must meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxes” below for a description of these diversification standards.

7

Accelerated Transactions
For a Fund to take advantage of certain available investment opportunities, the Manager may need to make investment decisions on an expedited basis. In such cases, the information available to the Manager at the time of an investment decision may be limited. The Manager may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.
Risks of Foreign Investments
General. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. A Fund may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities, or otherwise on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations also apply to investments in securities of foreign issuers and securities principally traded outside the United States.
Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ foreign portfolio securities (e.g., through the Funds’ brokerage contacts, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Funds’ custodial network, and, to the extent deemed appropriate by the Funds under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.
Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. Taiwan is considered by the Manager to be an emerging country. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such

8

enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.
Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.
Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.
Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce a Fund’s income from investments in securities or debt instruments of emerging country issuers.
Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging countries.
Special Risks of Investing in Asian Securities. In addition to the risks of foreign investments and emerging countries investments described above, investments in Asia are subject to other risks. The economies of Asian countries are at varying levels of development. Markets of countries whose economies are in the early stages of development typically exhibit a high concentration of market capitalization and have less trading volume, lower liquidity, and more volatility that more developed markets. Some Asian countries depend heavily on foreign trade. The economies of some Asian countries are not diversified and are based on only a few commodities or industries.
Investments in Asia also are susceptible to social, political, legal, and operational risks. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and in some countries less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investment in securities markets, and investments in securities

9

traded on those markets may be made, if at all, only indirectly (e.g., through Depositary Receipts, as defined below under “Depositary Receipts,” derivatives, etc.). For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors (“QFII”). For Taiwan Fund, the Manager is registered with the Securities and Futures Commission of Taiwan as a QFII and is therefore authorized to invest directly in the Taiwanese securities market, subject to certain limitations including a maximum investment amount. Taiwan Fund is listed as a sub-account under the Manager’s QFII license and is authorized to invest directly in the Taiwanese securities market. Taiwan Fund’s ability to continue to invest directly in Taiwan is subject to the risk that the Manager’s QFII license or the Fund’s sub-account under the Manager’s QFII license may be terminated or suspended by the Securities and Futures Commission. In addition, the maximum investment amount permitted under the Manager’s QFII license applies to investments by the Manager, Taiwan Fund, and any other entities listed as sub-accounts under the Manager’s license. Investments by the Manager and any other sub-accounts may limit the amount which Taiwan Fund can invest, and the activities of the other entities listed as sub-accounts could cause the termination or suspension of the Manager’s QFII license.
Asian countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country’s or company’s ability to service its debt.
Investment in particular Asian countries is subject to unique risks, yet the political and economic prospects of one country or group of countries can affect other countries in the region. For example, the economies of some Asian countries are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one Asian country may spread to other Asian countries. The risks of investing in Asian countries are particularly pronounced for Taiwan Fund, which invests primarily in Taiwan. Such risks may also be particularly pronounced for Flexible Equities Fund, which, as of the date of this Statement of Additional Information, had invested substantially all of its assets in equity investments tied economically to Japan.
Special Risks of Investing in Russian Securities. Certain of the Funds may invest directly in the securities of Russian issuers. Certain other Funds may have indirect exposure to Russian securities through their investment in one or more of the GMO Funds with direct investments in Russia. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described in the preceding sections. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.
A risk of particular note with respect to direct investment in Russian securities results from the way in which ownership of shares of companies is normally recorded. Ownership of shares

10

(except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. A Fund will endeavor to ensure that its interest is appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration.
Also, although a Russian public enterprise having a certain minimum number of shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, in recent years, so-called “financial-industrial groups” have emerged that seek to deter outside investors from interfering in the management of the companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Manager. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a particular purchaser is deemed unsuitable, exposing the Fund to potential loss on the investment.
Securities Lending
A Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets (one-quarter in the case of International Intrinsic Value Fund and Currency Hedged International Equity Fund). For these purposes, total assets include the proceeds of such loans. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities. However, securities loans will be made to broker-dealers that the Manager believes to be of relatively high credit standing pursuant to agreements requiring that the loans be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities (marked to market daily). If a loan is collateralized by U.S. government or other securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in one or more money market funds (in which case the Fund will bear its pro rata share of such money market fund’s fees and expenses), or directly in interest-bearing, short-term securities, and typically pays a fee to the borrower that normally represents a portion of the

11

Fund’s earnings on the collateral. As with other extensions of credit, the Fund bears the risk of delay in the recovery of loaned securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.
Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if both (i) the Manager receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) the Manager believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of the Fund’s return on its securities lending. The Funds may also pay various fees in connection with securities loans, including shipping fees and custodian fees.
Depositary Receipts
Many of the Funds invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) or other similar securities representing ownership of foreign securities (collectively, “Depositary Receipts”) if issues of such Depositary Receipts are available that are consistent with the Fund’s investment objective. Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a domestic corporation.
Because the value of a Depositary Receipt is dependent upon the market price of an underlying foreign security, Depositary Receipts are subject to most of the risks associated with investing in foreign securities directly. Depositary Receipts may be issued as sponsored or unsponsored programs. See “Descriptions and Risks of Fund Investments — Risks of Foreign Investments.” Depositary Receipts also may be subject to liquidity risk.
Convertible Securities
A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. The price of a convertible security is

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influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. The Manager regards convertible securities as a form of equity security.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, as in the case of “broken” or “busted” convertibles, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third-party.
Preferred Stocks
Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this Statement of Additional Information regarding equity or fixed income securities.
Investment in preferred stocks involves certain risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be

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subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.
Warrants and Rights
A Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
Non-Standard Warrants. From time to time, certain Funds may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”) and participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks—Derivatives Risk” and “—Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when the Fund wishes to sell it.
Options and Futures
Many of the Funds use options and futures for various purposes, including for investment purposes and as a means to hedge other investments. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using options

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and futures.) The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.
Options on Securities and Indices. Many of the Funds may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchange-traded contracts. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.
Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.
Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.
In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.
Writing Options on Securities and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

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A Fund may write a call option on a security or other instrument held by the Fund (commonly known as “writing a covered call option”). In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund (commonly known as “writing a naked call option”). During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.
A Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.
OTC Options. A Fund may also invest in over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.
In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If a Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the

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security. There can be no assurance, however, that a closing purchase or sale can be effected when a Fund desires to do so.
An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.
No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time.
Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.
The Funds’ ability to use options as part of their investment programs depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, a Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.
An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi)

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discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.
The Exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Manager, and other clients of the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security.
An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty; however, the exposure to counterparty risk may differ. See “Swap Contracts and Other Two-Party Contracts—Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below for a discussion of counterparty risk and other risks associated with investing in OTC options.
Each Fund’s ability to engage in options transactions may be limited by tax considerations.
Currency Options. Certain Funds may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. Funds that are permitted to invest in securities denominated in foreign currencies may purchase or sell options on currencies. (See “Foreign Currency Transactions” below for more information on those Funds’ use of currency options.)
Futures. To the extent consistent with applicable law, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies, inflation indices, and (to the extent a Fund is permitted to invest in commodities and commodity-related derivatives (as defined in “Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund)” below)) commodities or commodities indices. Futures contracts on securities indices are referred to herein as “Index Futures.” The purchase and sale of futures contracts may be used for speculative purposes.
Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement

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date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.
The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For futures contracts which are cash settled, a Fund may designate or segregate liquid assets in an amount equal to the Fund’s daily marked-to-market value of such contract. Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.
Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities, or other underlying instrument, in most cases, futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.
In the United States, futures contracts are traded only on commodity exchanges or boards of trade — known as “contract markets” — approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. Certain Funds may also purchase futures contracts on foreign exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. (See “Additional

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Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges” below.)
Index Futures. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC. A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.
Interest Rate Futures. Some Funds may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. government securities and other fixed income securities.
Inflation Linked Futures. The Fixed Income Funds may engage in transactions involving inflation linked futures, including Consumer Price Index (“CPI”) futures, which are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. Inflation linked futures may be used by the Fund to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds) thereby creating “synthetic” inflation indexed bonds. The Fund also may combine inflation linked futures with U.S. Treasury futures contracts to create “synthetic” inflation indexed bonds issued by the U.S. Treasury. See “Indexed Investments—Inflation Indexed Bonds” below for a discussion of inflation indexed bonds.
Currency Futures. Funds that are permitted to invest in securities denominated in foreign currencies may buy and sell futures contracts on currencies. (See “Foreign Currency Transactions” below for a description of those Funds’ use of currency futures.)
Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date (in the case of European style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.
Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than

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purchasing futures contracts. In addition, a Fund may purchase and sell interest rate options on U.S. Treasury or Eurodollar futures to take a long or short position on interest rate fluctuations. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. (See “Foreign Currency Transactions” below for a description of some Funds’ use of options on currency futures.)
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.
Commodity Futures and Options on Commodity Futures. The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund), through their investments in GMO Alternative Asset Opportunity Fund (another series of the Trust offered through a separate private placement memorandum), may have exposure to futures contracts on various commodities or commodities indices (“commodity futures”) and options on commodity futures. A futures contract on a commodity is an agreement between two parties in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed upon when the contract is made. Futures contracts on commodities indices operate in a manner similar to Index Futures. While commodity futures on individual commodities are physically settled, the Manager intends to close out those futures contracts before the settlement date without the making or taking of delivery.
Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the security, currency, or other investment underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the case of Index Futures and futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated

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position) intended to be hedged, the Fund may realize a loss on the futures contract at the same time the Fund is realizing a loss on the portfolio position intended to be hedged. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract. The successful use of transactions in futures and related options for hedging also depends on the direction and extent of exchange rate, interest rate and asset price movements within a given time frame. For example, to the extent equity prices remain stable during the period in which a futures contract or option is held by a Fund investing in equity securities (or such prices move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction, which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.
All participants in the futures market are subject to margin deposit and maintenance requirements. Instead of meeting margin calls, investors may close futures contracts through offsetting transactions, which could distort normal correlations. The margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, allowing for more speculators who may cause temporary price distortions. Trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.
A Fund may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.
The Funds’ ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments at all or that their use will be effective. In addition, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or option on a futures contract position, and that Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short (and long) positions in Index Futures or futures on commodities indices may be closed out only by purchasing (or selling) a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.

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As discussed above, a Fund that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. The Fund’s net asset value will generally fluctuate with the value of the security or other instrument underlying a futures contract as if it were already in the Fund’s portfolio. Futures transactions can have the effect of investment leverage. Furthermore, if a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.
In addition, if a Fund’s futures brokers become bankrupt or insolvent, or otherwise default on their obligations to the Fund, the Fund may not receive all amounts owing to it in respect of its trading, despite the futures clearinghouse fully discharging all of its obligations. Furthermore, in the event of the bankruptcy of a futures broker, a Fund could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer accounts, even though certain property specifically traceable to the Fund was held by the futures broker.
Each Fund’s ability to engage in futures and options on futures transactions may be limited by tax considerations.
Additional Risk Associated with Commodity Futures Transactions. Several additional risks are associated with transactions in commodity futures contracts.
Storage Costs. The price of a commodity futures contract reflects the storage costs of purchasing the underlying commodity, including the time value of money invested in the commodity. To the extent that the storage costs change, the value of the futures contracts may change correspondingly.
Reinvestment Risk. In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery. To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price. Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price. As a result, when the Manager reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.
Additional Economic Factors. The value of the commodities underlying commodity futures contracts may be subject to additional economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.

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See also “Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund)” below for more discussion of the special risks of investing in commodity futures, options on commodity futures, and related types of derivatives.
Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the currencies in which trading is done on foreign exchanges and other currencies, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Risks of Foreign Investments” above).
Swap Contracts and Other Two-Party Contracts
Many of the Funds use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using swap contracts and other two-party contracts.)
Swap Contracts. The Funds may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, and other types of available swap agreements, depending on a Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.

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Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease a Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if the Manager determines it is consistent with the Fund’s investment objective and policies.
A Fund may enter into swaps on securities or securities indices. For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). Additionally, a Fund may use total return swaps, which typically involve commitments to pay amounts computed in the same manner as interest in exchange for a market-linked return, both based on notional amounts. A Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.
In addition, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. A Fund may also enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, a Fund may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.
A Fund may use inflation swaps (including inflation swaps tied to the CPI), which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury. See “Indexed Investments — Inflation Indexed Bonds” below.
In addition, a Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate (including asset-backed security) or sovereign issuer of fixed income securities. In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as

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a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. A Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk — the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.
A Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and would have no payment obligations. For credit default swap agreements on asset-backed securities, an event of default may be triggered by various events, which may include an issuer’s failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, an event of default may be triggered by such events as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium or restructuring.
A Fund may use variance swap agreements, which involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.
While no Fund directly uses commodity swaps, the Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund), through their investments in GMO Alternative Asset Opportunity Fund (another series of the Trust offered through a separate private placement memorandum), may have indirect exposure to commodity swaps on one or more broad-based commodities indices (e.g., the Dow Jones-UBS Commodity Index), as well as commodity swaps on individual commodities or baskets of commodities. See “Commodity-Related Investments

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(through GMO Alternative Asset Opportunity Fund)” below for more discussion of that Fund’s use of commodity swap contracts and other related types of derivatives.
Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value. In addition, GMO Alternative Asset Opportunity Fund may use contracts for differences that are based on the relative performance of two different groups or baskets of commodities. Often, one or both baskets is a commodities index. Contracts for differences on commodities operate in a similar manner to contracts for differences on securities described above.
Interest Rate Caps, Floors, and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options and Futures—Risk Factors in Options Transactions” and “—Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount and are generally individually negotiated with a specific counterparty. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.
Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.
Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. A Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of

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that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.
The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.
Each Fund’s ability to enter into these transactions may be affected by tax considerations.
Additional Risk Factors in OTC Derivatives Transactions. Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern over-the-counter derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. Due to declines in the net assets of certain Funds prior to May 31, 2011, one or more counterparties are entitled to terminate early but none has taken such action.
Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments—Commodity Pool Operator Status. Each Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Foreign Currency Transactions
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the currency exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political and economic developments in the U.S. or abroad. Currencies in which a Fund’s assets are denominated may be devalued against other currencies, resulting in a loss to the Fund.

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Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, and/or currency risk management. Currency risk management may include taking overweighted or underweighted currency positions relative to both the securities portfolio of a Fund and the Fund’s performance benchmark or index. Those Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.
Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate because of independent factors not related to currency fluctuations. If a forward foreign currency contract is used for hedging, an imperfect correlation between movements in the price of the forward foreign currency contract and the price of the currency or other investment being hedged creates risk.
Forward foreign currency contracts involve a number of the same characteristics and risks as currency futures contracts (discussed below) but there also are several differences. Forward foreign currency contracts are not market traded, and are not necessarily marked to market on a daily basis. They settle only at the pre-determined settlement date. This can result in deviations between forward foreign currency prices and currency futures prices, especially in circumstances where interest rates and currency futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward currency contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a currency as desirable, which may vary from the standardized provisions available through any currency futures contract. Finally, forward foreign currency contracts, as two party obligations for which there is no secondary market, involve counterparty risk not present with currency futures contracts, discussed below.
A Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a

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specified period. (See “Options and Futures—Futures” above for more information on futures contracts and options on futures contracts).
A Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options. (See “Options and Futures—Currency Options” above for more information on currency options).
Repurchase Agreements
A Fund may (in the case of U.S. Treasury Fund, as a principal investment strategy) enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated or, in the case of U.S. Treasury Fund, usually a security backed by the full faith and credit of the U.S. government, such as a U.S. Treasury bill, bond or note) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s defaulting on its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks—Counterparty Risk” in the Prospectus.
Debt and Other Fixed Income Securities Generally
Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this Statement of Additional Information as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Adjustable Rate Securities” and “Indexed Investments” below. In addition, the Funds may create “synthetic” bonds which approximate desired risk and

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return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). See, for example, “Options and Futures—Inflation-Linked Futures” above.
Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.
Because interest rates vary, the future income of a Fund that invests in floating rate fixed income securities cannot be predicted with certainty. The future income of a Fund that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).
The Funds may invest in a wide range of debt and fixed income instruments, including, but not limited to, Brady Bonds, Euro Bonds and Zero Coupon Securities, described below.
Cash and Other High Quality Investments
Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the United States Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit. If a custodian holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the custodian. In addition, the Fund will be subject to credit risk with respect to such a custodian, which may be heightened to the extent the Fund takes a temporary defensive position.
U.S. Government Securities and Foreign Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some

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foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.
Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the Inter-American Development Bank.
As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities. Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.
In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. A Fund may also invest in Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are interests in separately traded interest and principal component parts of U.S. Treasury obligations that represent future interest payments, principal payments, or both, are direct obligations of the U.S. government, and are transferable through the federal reserve book-entry system. Certificates of accrual and similar instruments may be more volatile than other government securities.
Municipal Securities
Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. The two principal classifications of municipal obligations are “notes” and “bonds.”
Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing,

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and generally have maturities of one year or less. They are generally payable from specific revenues expected to be received at a future date or are issued in anticipation of long-term financing to be obtained in the market to provide for the repayment of the note.
Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds, the proceeds of which are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes, include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.
Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt reserve fund.
Securities purchased for a Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations that have a specified maturity date but also are payable before maturity after notice by the holder. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds). A Fund may also invest in credit default swaps on municipal securities. See “Swap Contracts and Other Two-Party Contracts—Swap Contracts” above.
See “Taxes” below for a discussion of the tax treatment of municipal obligations at the Fund and shareholder level.

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Auction Rate Securities
Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.
Real Estate Investment Trusts and other Real Estate-Related Investments
Certain Funds may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends.
REITs are pooled investment vehicles that invest in real estate or real estate-related companies. The Funds may invest in different types of REITs, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and inability to manage cash flows generated by the REIT’s assets, defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs (as defined in “Taxes” below), the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. See “Taxes” below for a discussion of special tax considerations relating to a Fund’s investment in U.S. REITs.
By investing in REITs indirectly through a Fund, investors will bear not only their proportionate share of the expenses of the fund, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors. Investments in REITs are subject to risks associated with the direct ownership of real estate.

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Asset-Backed and Related Securities
An asset-backed security is a fixed income security that predominantly derives its creditworthiness from cash flows relating to a pool of assets. There are a number of different types of asset-backed and related securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, student loans, sub-prime mortgages, and credit- card receivables), collateralized mortgage obligations, and collateralized debt obligations, each of which is described in more detail below.
Mortgage-Backed Securities. Mortgage-backed securities are asset-backed securities backed by pools of residential and commercial mortgages, which may include sub-prime mortgages. Mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. Interest and principal payments (including prepayments) on the mortgage loans underlying mortgage-backed securities pass through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage loan prepays the remaining principal before the loan’s scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans may result in early payment of the applicable mortgage-backed securities held by a Fund. The Fund may be unable to invest prepayments in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than traditional fixed income securities. Many factors affect the rate of mortgage loan prepayments, including changes in interest rates, general economic conditions, further deterioration of worldwide economic and liquidity conditions, the location of the property underlying the mortgage, the age of the mortgage loan, governmental action, including legal impairment of underlying home loans, changes in demand for products financed by those loans, the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), and social and demographic conditions. During periods of falling interest rates, the rate of mortgage loan prepayments usually increases, which tends to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage loan prepayments usually decreases, which tends to increase the life of mortgage-backed securities.
Mortgage-backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable, and since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage-backed securities have been subject to greater liquidity risk. Although conditions have improved, there can be no assurance these conditions will not occur again or that they will not deteriorate further in the future. Also, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., subprime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage-backed securities. Although liquidity of mortgage-backed securities has improved recently, there can be no assurance that in the future the market for mortgage-backed securities will continue to

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improve and become more liquid. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations, and to certain other risks described in “Other Asset-Backed Securities” below. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime mortgages.
Mortgage-backed securities may include Adjustable Rate Securities as such term is defined in “Adjustable Rate Securities” below.
Other Asset-Backed Securities. Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans, and credit-card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-backed securities described immediately above. Additionally, since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, asset-backed securities have been subject to greater liquidity risk. Although conditions have improved, there can be no assurance these conditions will not occur again or that they will not deteriorate further in the future. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., subprime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities. Although liquidity of asset-backed securities has improved recently, there can be no assurance that in the future the market for asset-backed securities will continue to improve and become more liquid. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above.
Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (i.e., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the securities’ credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

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The value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. The value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in a decline in the value of the underlying assets as well as costs and delays.
Certain types of asset-backed securities present additional risks that are not presented by mortgage-backed securities. In particular, certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit-card receivables are unsecured. In addition, a Fund may invest in securities backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans, many of which may be unsecured (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations” ) (see “Collateralized Debt Obligations” (“CDOs”) below). Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities. For instance, automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities.
In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit-card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on their credit-cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit-card.
Collateralized Mortgage Obligations (“CMOs”); Strips and Residuals. A CMO is a debt obligation backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer of a CMO generally pays interest and prepaid principal on a monthly basis. These payments are secured by the underlying portfolio, which typically includes mortgage pass-through securities guaranteed by Freddie Mac, Fannie Mae, or the Government National Mortgage Association (“Ginnie Mae”) and their income streams, and which also may include whole mortgage loans and private mortgage bonds.

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CMOs are issued in multiple classes, often referred to as “tranches.” Each class has a different maturity and is entitled to a different schedule for payments of principal and interest, including pre-payments.
In a typical CMO transaction, the issuer of the CMO bonds uses proceeds from the CMO offering to buy mortgages or mortgage pass-through certificates (the “Collateral”). The issuer then pledges the Collateral to a third party trustee as security for the CMOs. The issuer uses principal and interest payments from the Collateral to pay principal on the CMOs, paying the tranche with the earliest maturity first. Thus, the issuer pays no principal on a tranche until all other tranches with earlier maturities are paid in full. The early retirement of a particular class or series has the same effect as the prepayment of mortgage loans underlying a mortgage-backed pass-through security.
CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or other asset-backed securities.
The Funds also may invest in CMO residuals, which are issued by agencies or instrumentalities of the U.S. government or by private lenders of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, and investment banks. A CMO residual represents excess cash flow generated by the Collateral after the issuer of the CMO makes all required principal and interest payments and after the issuer’s management fees and administrative expenses have been paid. Thus, CMO residuals have value only to the extent income from the Collateral exceeds the amount necessary to satisfy the issuer’s debt obligations on all other outstanding CMOs. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characterization of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses, and the pre-payment experience on the mortgage assets.
CMOs also include certificates representing undivided interests in payments of interest-only or principal-only (“IO/PO Strips”) on the underlying mortgages.
IO/PO Strips and CMO residuals tend to be more volatile than other types of securities. If the underlying securities are prepaid, holders of IO/PO Strips and CMO residuals may lose a substantial portion or the entire value of their investment. In addition, if a CMO pays interest at an adjustable rate, the cash flows on the related CMO residual will be extremely sensitive to rate adjustments.
Collateralized Debt Obligations (“CDOs”). A Fund may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of fixed income securities. A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include domestic and foreign senior secured and unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade, or equivalent unrated loans.

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For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.
The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. The Funds may invest in any tranche of a CBO or CLO. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, a Fund may characterize its investments in CDOs as illiquid, unless an active dealer market for a particular CDO allows the CDO to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this Statement of Additional Information and the Prospectus, including interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates),default risk, prepayment risk, credit risk, liquidity risk, market risk, structural risk, and legal risk Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets, (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale, and (iv) if the particular structured product is invested in a security in which a Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.
Adjustable Rate Securities
Adjustable rate securities are securities that have interest rates that reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Adjustable rate securities include U.S. government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, changes in market interest rates or changes in the issuer’s creditworthiness may still affect their value. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in

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the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.
Below Investment Grade Securities
Some Funds may invest some or all of their assets in securities or instruments rated below investment grade (that is, rated below Baa3/P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB-/A-2 by Standard & Poor’s (“S&P”) for a particular security/commercial paper, or securities unrated by Moody’s or S&P that are determined by the Manager to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). In addition, some Funds may hold securities that are downgraded to below-investment-grade status after the time of purchase by the Funds. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be (i) in poor financial condition, (ii) experiencing poor operating results, (iii) having substantial capital needs or negative net worth or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund’s investments in Below Investment Grade Securities are more dependent on the Manager’s own credit analysis than its investments in higher quality bonds. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value, particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried by a Fund. Some Below Investment Grade Securities in which a Fund invests may be in poor standing or in default.
Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix B—Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.

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Distressed or Defaulted Instruments
Some Funds may invest in securities, claims and obligations of U.S. and non-U.S. issuers which are experiencing significant financial or business difficulties (including companies involved in bankruptcy or other reorganization and liquidation proceedings). A Fund may purchase distressed securities and instruments of all kinds, subject to tax considerations, including equity and debt instruments and, in particular, loans, loan participations, claims held by trade or other creditors, bonds, notes, non-performing and sub-performing mortgage loans, beneficial interests in liquidating trusts or other similar types of trusts, fee interests and financial interests in real estate, partnership interests and similar financial instruments, executory contracts and participations therein, many of which are not publicly traded and which may involve a substantial degree of risk.
Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings.
In particular, defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. The amount of any recovery may be adversely affected by the relative priority of the Fund’s investment in the issuer’s capital structure. The ability to enforce obligations may be adversely affected by actions or omissions of predecessors in interest that give rise to counterclaims or defenses, including causes of action for equitable subordination or debt recharacterization. In addition, such investments, collateral securing such investments, and payments made in respect of such investments may be challenged as fraudulent conveyances or to be subject to avoidance as preferences under certain circumstances.
Investments in distressed securities inherently have more credit risk than do investments in similar securities and instruments of non-distressed companies, and the degree of risk associated with any particular distressed securities may be difficult or impossible for the Manager to determine within reasonable standards of predictability. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed securities is unusually high.
If the Manager’s evaluation of the eventual recovery value of a defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment.
Investments in financially distressed companies domiciled outside the United States involve additional risks. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.
Merger Arbitrage Transactions
Some Funds (particularly Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund and Taiwan Fund) may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below the Manager’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities in a proposed merger, exchange offer, tender offer or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer or other similar transaction. If the proposed merger, exchange offer, tender offer or other similar transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of mergers — the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. For instance, mark-to-market losses can occur intra-month even if a particular deal is not breaking-up and such losses may or may not be recouped upon successful consummation of such deal. Further, the consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings and (vi) general market declines. Also, in certain transactions, a Fund may not hedge against market fluctuations. This can result in losses even if the proposed transaction is consummated. In addition, a security to be issued in a merger or exchange offer may be sold short by a Fund in the expectation that the short position will be covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position at a higher price than its short sale price, resulting in a loss.
Merger arbitrage strategies also depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions.
Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. At any given time, arbitrageurs can become improperly hedged by accident or in an effort to maximize risk-adjusted returns. This can lead to inadvertent market-related losses.

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Brady Bonds
Brady Bonds are securities created through the restructuring of commercial bank loans to public and private entities under a debt restructuring plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other emerging countries.
Brady Bonds may be collateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in OTC secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.
The valuation of a Brady Bond typically depends on an evaluation of: (i) any collateralized repayments of principal at final maturity; (ii) any collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayments of principal at maturity (the uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and the history of prior defaults by the issuers of Brady Bonds, investments in Brady Bonds may be viewed as speculative.
Euro Bonds
Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms in numerous countries. While Euro bonds often pay principal and interest in Eurodollars (i.e., U.S. dollars held in banks outside of the United States), some Euro bonds may pay principal and interest in other currencies. Euro bonds are subject to the same risks as other fixed income securities. See “Debt and Other Fixed Income Securities Generally” above.
Zero Coupon Securities
A Fund investing in “zero coupon” fixed income securities accrues interest income at a fixed rate based on initial purchase price and length to maturity, but the securities do not pay interest in cash on a current basis. The Fund is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, a Fund may have to sell other investments to obtain cash to make income distributions (including at a time when it may not be advantageous to do so). The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips and STRIPS.
Indexed Investments
Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are

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indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.
While investments that track the performance of an index may increase the number, and thus the diversity, of the underlying assets to which the Fund is exposed, such investments are subject to many of the same risks of investing in the underlying assets that comprise the index discussed elsewhere in this section, as well as certain additional risks that are not typically associated with investments in such underlying assets. An investment that is designed to track the performance of an index may not replicate and maintain exactly the same composition and relative weightings of the assets in the index. Additionally, the liquidity of the market for such investments may be subject to the same conditions affecting liquidity in the underlying assets and markets and could be relatively less liquid in certain circumstances. The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the U.S. and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.
A Fund’s investments in certain indexed securities, including inflation indexed bonds, may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders (including at a time when it may not be advantageous to do so). See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information.
Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.
Inverse Floating Obligations. Indexed securities in which a Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.
Inflation Indexed Bonds. Some Funds, in particular Inflation Indexed Plus Bond Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund, invest in inflation indexed bonds. Such Funds may also invest in futures contracts on inflation indexed bonds. See “Options and Futures—Inflation Linked Futures” above for a discussion of inflation linked futures. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury

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and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
Inflation indexed securities issued by the U.S. Treasury (or “TIPS”) have maturities of approximately five, ten or twenty years (thirty year TIPS are no longer offered), although it is possible that securities that have other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value.
Although inflation indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).
The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated

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by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.
Coupon payments received by a Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond constitutes taxable ordinary income to investors in the Fund, even though principal is not paid until maturity.
Structured Notes
Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.
Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.
Firm Commitments and When-Issued Securities
Some Funds may enter into firm commitments and similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed-income securities may enter into a firm commitment agreement if the Manager anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a when-issued or delayed-delivery basis, it is required to maintain cash, U.S. government securities, or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund’s when-issued or delayed-delivery commitments. A Fund generally does not earn income on the securities it has committed to purchase until after delivery. A Fund may take delivery of the securities or, if deemed advisable as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).

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Loans (Including Bank Loans), Loan Participations, and Assignments
Some Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans, including bank loans, promissory notes, and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Investments in direct debt instruments are subject to a Fund’s policies regarding the quality of debt investments generally. Such instruments may include term loans and revolving loans, may pay interest at a fixed or floating rate and may be senior or subordinated. The Funds may acquire interests in loans either directly (by way of sale or assignment) or indirectly (by way of participation).
Purchases of loans and other forms of direct indebtedness, including promissory notes, depend primarily upon the creditworthiness of the borrower for payment of principal and interest, and adverse changes in the creditworthiness of the borrower may affect its ability to pay principal and interest. Direct debt instruments may not be rated by any rating agency. In the event of non-payment of interest or principal, loans that are secured offer a Fund more protection than comparable unsecured loans. However, no assurance can be given that the collateral for a secured loan can be liquidated or that the proceeds will satisfy the borrower’s obligation. Investment in the indebtedness of borrowers with low creditworthiness involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Investments in sovereign debt similarly involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due. The bank loans acquired by a Fund may be below investment-grade.
When investing in a loan participation, a Fund typically purchases participation interests in a portion of a lender’s or participant’s interest in a loan but has no direct contractual relationship with the borrower. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. The Fund must rely on the seller of the participation interest not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of principal, interest, or other payments due under the loan. This may subject the Fund to greater delays, expenses, and risks than if the Fund could enforce its rights directly against the borrower. In addition, the Fund generally will have no rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. A participation agreement also may limit the rights of the Fund to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant. In addition, under the terms of a participation agreement, the Fund may be treated as a creditor of the seller of the participation interest (rather than of the borrower), thus exposing the Fund to the credit risk of the seller in addition to the credit risk of the borrower. Additional risks include inadequate perfection of a loan’s security interest, the possible invalidation or compromise of an investment transaction as a fraudulent conveyance or preference under relevant creditors’ rights laws, the validity and seniority of bank claims and guarantees, environmental liabilities that may arise with respect to collateral securing the obligations, and adverse consequences resulting from participating in such instruments through other institutions with lower credit quality.

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Bank loans and participation interests may not be readily marketable and may be subject to restrictions on resale. There can be no assurance that future levels of supply and demand in loan or loan participation trading will provide an adequate degree of liquidity and no assurance that the market will not experience periods of significant illiquidity in the future.
Investments in loans through direct assignment of a lender’s interests may involve additional risks to a Fund. For example, if a secured loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, the Fund potentially might be held liable as a co-lender.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower.
The Manager may, with respect to its management of investments in certain loans for a Fund, seek to remain flexible to purchase and sell other securities in the borrower’s capital structure, by remaining “public.” In such cases, the Manager will seek to avoid receiving material, non-public information about the borrowers to which the Fund may lend (through assignments, participations or otherwise). The Manager’s decision not to use material, non-public information about borrowers may place the Manager at an information disadvantage relative to other lenders. Also, in instances where lenders are asked to grant amendments, waivers or consents in favor of the borrower, the Manager’s ability to assess the significance of the amendment, waiver or consent or its desirability from a Fund’s point of view may be materially and adversely affected.
When the Manager’s personnel do come into possession of material, non-public information about the issuers of loans that may be held by a Fund or other accounts managed by the Manager (either intentionally or inadvertently), the Manager’s ability to trade in other securities of the issuers of these loans for the account of the Manager will be limited pursuant to applicable securities laws. Such limitations on the Manager’s ability to trade could have an adverse affect on a Fund. In many instances, these trading restrictions could continue in effect for a substantial period of time.
Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund is required to maintain liquid assets to cover the Fund’s potential obligations under standby financing commitments.
Trade Claims. The Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on

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the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. The markets in trade claims are not regulated by U.S. federal securities laws or the SEC.
Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Although the Manager endeavors to protect against such risks in connection with the evaluation and purchase of claims, trade claims are subject to risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims may also be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if a Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.
In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.
Reverse Repurchase Agreements and Dollar Roll Agreements
The Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.
Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.
A Fund that enters into reverse repurchase agreements and dollar roll agreements maintains cash, U.S. government securities, or other liquid assets equal in value to its obligations under those agreements. If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it

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received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks—Derivatives Risk” and “—Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings.
Commodity-Related Investments (through GMO Alternative Asset Opportunity Fund)
The Asset Allocation Funds (except for U.S. Equity Allocation Fund and Alpha Only Fund) may gain exposure to commodity markets by investing in GMO Alternative Asset Opportunity Fund, a series of the Trust, which is offered through a separate private placement memorandum. GMO Alternative Asset Opportunity Fund seeks indirect exposure to investment returns of commodities, including a range of assets with tangible properties, such as oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar). GMO Alternative Asset Opportunity Fund obtains such exposure by investing in shares of a wholly owned subsidiary company, which, in turn, primarily invests in commodity-related derivatives (as defined below). GMO serves as the investment manager to the subsidiary but does not receive any additional management or other fees for such services.
Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.
Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many

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companies in commodity-related industries to incur production delays and significant costs. Government regulation may also impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.
GMO Alternative Asset Opportunity Fund achieves indirect exposure to commodities through its wholly owned subsidiary, which, in turn, invests in derivatives whose values are based on the value of a commodity, commodity index, or other readily-measurable economic variables dependent upon changes in the value of commodities or the commodities markets (“commodity-related derivatives”). The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable.
The Asset Allocation Funds should generally be entitled to treat all of the income that they realize from GMO Alternative Asset Opportunity Fund, including income from GMO Alternative Asset Opportunity Fund’s investment in its subsidiary, as qualifying income for purposes of qualifying as a regulated investment company under the Code. There is a risk, however, that the IRS could determine that some or all of the income derived from GMO Alternative Asset Opportunity Fund’s investment in its subsidiary should not be treated as qualifying income in the hands of the Asset Allocation Funds, which might adversely affect the Asset Allocation Funds’ ability to qualify as regulated investment companies. See “Taxes” below.
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities
Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.
A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.
The Manager also may deem certain securities to be illiquid as a result of the Manager’s receipt from time to time of material, non-public information about an issuer, which may limit the Manager’s ability to trade such securities for the account of any of its clients, including the Funds. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, securities issued by entities deemed to be affiliates of a Fund, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition, a Fund may not be able to initiate a

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transaction or liquidate a position in such investments at a desirable price. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.
While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the Securities Act of 1933, as amended (the “1933 Act”), unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. A Fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.
At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value. The judgment of the Manager normally plays a greater role in valuing these securities than in valuing publicly traded securities.
IPOs and Other Limited Opportunities. Certain Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.
Investments in Other Investment Companies or Other Pooled Investments
Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including other GMO Funds, money market funds, and exchange-traded funds (“ETFs”)). Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. Many of the Funds also may invest in private investment funds, vehicles, or structures.

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ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs in which a Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. The Funds may also invest in actively-managed ETFs. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), Vanguard ETFs, and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs, Vanguard ETFs, and iShares are predominantly listed on the NYSE Arca ). The market price for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.
Because ETFs are investment companies, investments in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict a Fund’s investment in the shares of an ETF or other investment company to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF or other investment company) and limit aggregate investments in all ETFs and other investment companies to 10% of the Fund’s assets. Certain Funds, including Emerging Markets Fund, Emerging Countries Fund, and Emerging Domestic Opportunities Fund, may invest in one or more ETFs beyond the statutory limitations pursuant to an agreement with the ETF, provided that the Fund complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.
Currency Hedged International Equity Fund, Alpha Only Fund and some non-asset allocation Funds may invest without limitation in other GMO Funds. These investments are not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the 1940 Act, but instead are made in reliance on a Securities and Exchange Commission (“SEC”) exemptive order obtained by the Manager and the Trust permitting Funds of the Trust to operate as funds of funds. As described in the Prospectus, shareholders of the investing Funds do not bear directly any of the operating fees and expenses of these underlying Funds, but bear indirectly a proportionate share of their operating fees and expenses (absent reimbursement of those expenses).
Short Sales
A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. If a Fund makes a short sale against the box, the Fund will not immediately deliver the securities or currencies sold and will not immediately receive the proceeds from the sale. However, with respect to securities, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities or currencies sold short, it will receive the proceeds of the sale. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.
In addition, certain Funds, in particular Alpha Only Fund and Flexible Equities Fund, are permitted to make short sales of securities or currencies it does not own (i.e., short sales that are

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not against the box), in anticipation of a decline in the market value of that security or currency. To complete such a transaction, the Fund must borrow the security or currency (e.g., shares of an ETF) to make delivery to the buyer. The Fund then is obligated to replace the security or currency borrowed by purchasing it at the market price at or prior to termination of the loan. The price at such time may be more or less than the price at which the security or currency was sold by the Fund. Until the security or currency is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security or currency, the Fund also may be required to pay a premium, which would increase the cost of the security or currency sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales that are not against the box.
A Fund will incur a loss as a result of a short sale if the price of the security or index or currency increases between the date of the short sale and the date on which the Fund replaces the borrowed security or currency. A Fund will realize a gain if the price of the security or currency declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay in connection with a short sale. Short sales that are not against the box involve a form of investment leverage, and the amount of a Fund’s loss on such a short sale is theoretically unlimited. Under adverse market conditions, a Fund may have difficulty purchasing securities or currencies to meet its short sale delivery obligations, and may have to sell portfolio securities or currencies to raise the capital necessary to meet its short sale obligations at a time when it would be unfavorable to do so. If a request for return of borrowed securities and/or currencies occurs at a time when other short sellers of the securities and/or currencies are receiving similar requests, a “short squeeze” can occur, and the Fund may be compelled to replace borrowed securities and/or currencies previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received in originally selling the securities and/or currencies short. In addition, a Fund may have difficulty purchasing securities and/or currencies to meet its delivery obligations in the case of less liquid securities and/or currencies sold short by the Fund such as certain emerging market country securities or securities of companies with smaller market capitalizations. A Fund may also take short positions in securities through various derivative products. These derivative products will typically expose the Fund to economic risks similar to those associated with shorting securities directly.
There can be no assurance that the short positions that a Fund holds will act as an effective hedge against its long positions. Any decrease in negative correlation or increase in positive correlation between the positions the Manager anticipated would be offsetting (such as short and long positions in securities or currencies held by a Fund) could result in significant losses for the Fund.
To the extent the Manager employs a hedging strategy for a Fund, such as Alpha Only Fund, Currency Hedged International Equity Fund, or Currency Hedged International Bond Fund, the success of any such hedging strategy will depend, in part, upon the Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments being hedged.

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Tax-Sensitive Strategies
When making investment decisions for the Tax-Managed Funds, the Manager considers the after-tax impact of portfolio transactions. As described in the Prospectus, in doing so, the Manager may employ a variety of tax management techniques, such as seeking to minimize sales of securities that result in capital gains, preferring the sale of securities producing long-term capital gains to those producing short-term capital gains, and selling securities to realize capital losses that can be offset against realized capital gains. A Tax-Managed Fund’s ability to utilize excess net capital losses from prior taxable years to reduce distributable net realized capital gains in subsequent taxable years may be limited by reason of direct or indirect changes in actual or constructive ownership of the Fund. Please see “Taxes” in this Statement of Additional Information for more information, including information about recent changes to the U.S. federal income tax rules concerning capital loss carryforwards. In addition, the tax management techniques employed by the Manager may change over time depending upon a variety of factors, including current market conditions and the amount of embedded gains and losses in a Fund’s portfolio. No assurance can be given that the Manager will be successful in employing any or all of these strategies.
In addition, for redemptions initiated by the shareholder, in lieu of redeeming its shares in cash, a Fund may pay the redemption price in whole or in part with appreciated securities, so as to avoid having to distribute the capital appreciation in those securities to its remaining shareholders. The effect on the redeeming shareholder is the same for U.S. federal income tax purposes as a redemption in cash. Redeeming shareholders receiving securities will pay tax on any capital gains realized on the Fund shares redeemed and may incur additional gains or losses during the period between the date of redemption and the date they sell the securities. They also may incur brokerage charges on the sale of those securities.
Tobacco-Free Strategies
As described in the Prospectus, the Tobacco-Free Core Fund must invest at least 80% of its assets, and expects to invest substantially all of its assets, in investments in tobacco-free companies. Due to this investment policy, the Fund is subject to the additional investment risk that tobacco-producing issuers will outperform non-tobacco-producing issuers and, consequently, that the Fund will underperform relative to the U.S. Core Equity Fund.
Legal and Regulatory Risk
Legal, tax and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other

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regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
The U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Manager and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of the Manager may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits, the Manager believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund.
The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where a Fund may trade have adopted reporting requirements. If a Fund’s short positions or its strategy become generally known, it could have a significant effect on the Manager’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by a Fund forcing the Fund to cover its positions at a loss. Such reporting requirements may also limit the Manager’s ability to access management and other personnel at certain companies where the Investment Adviser seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as a Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make a Fund unable to execute its investment strategy. In addition, the SEC recently proposed additional restrictions on short sales. If the SEC were to adopt additional restrictions regarding short sales, they could restrict a Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short

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selling may make it impossible for a Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.
Pending federal legislation would require the adoption of regulations that would require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements would apply to loan participations, syndicated loans, and loan assignments. Funds that invest in loans could be adversely affected by the regulation. The effect of any future regulatory change on the Funds could be substantial and adverse.
Lack of Operating History
Asset Allocation International Bond Fund [and Emerging Domestic Opportunities Fund have] no operating history. Therefore, there is no operating history to evaluate these Funds’ future performance. The past performance of other investment funds managed by the Manager cannot be relied upon as an indicator of each Fund’s success, in part because of the unique nature of such Fund’s investment strategy. An investor in each Fund must rely upon the ability of the Manager in identifying and implementing investments. There can be no assurance that such personnel will be successful in identifying and implementing investment opportunities for such Fund.
USES OF DERIVATIVES
Introduction and Overview
Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities, and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.
This overview outlines various ways in which the U.S. Equity, International Equity Funds and Alpha Only Fund, and Fixed Income Funds (other than U.S. Treasury Fund) may use different types of exchange-traded and OTC derivatives in implementing their investment programs. It is intended to supplement the information included in a Fund’s Prospectus, including the risks associated with derivatives described under “Description of Principal Risks” in the Prospectus, and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections of this Statement of Additional Information. This overview, however, is not intended to be exhaustive and a Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this Statement of Additional Information or the Fund’s Prospectus.
In addition, a Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a Fund

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will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.
Each Fund may take advantage of instruments and any security or synthetic or derivative instruments which are not presently contemplated for use by the Fund or which are not currently available, but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Each Fund may become a party to various other customized derivative instruments entitling the counterparty to certain payments on the gain or loss on the value of an underlying or referenced instrument.
Note: Unless otherwise noted below in this section, the uses of derivatives discussed herein with respect to a particular Fund only refer to the Fund’s direct use of such derivatives. As indicated in the Prospectus and in the “Fund Investments” section of this Statement of Additional Information, certain Funds may invest in other Funds of the Trust, which, in turn, may use types of derivatives and/or employ derivatives strategies that differ from those described in this Statement of Additional Information or the Prospectus.
Function of Derivatives in the Funds. The types of derivatives used and derivatives strategies employed by a Fund and the extent a Fund uses derivatives varies from Fund to Fund depending on the Fund’s specific investment objective and strategies. In addition, specific market conditions may influence the Manager’s choice of derivatives and derivatives strategies for a particular Fund, in some cases to a significant extent.
Legal and Regulatory Risk Relating to Derivatives. As described above under “Descriptions and Risks of Fund Investments — Legal and Regulatory Risk,” the U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result.

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Use of Derivatives by the U.S. Equity Funds (except Quality Fund)
Types of Derivatives That May Be Used by the U.S. Equity Funds (other than Quality Fund)
•	Options, futures contracts, and related options on securities indices

•	Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

•	Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Warrants and rights

•	Reverse repurchase agreements
Uses of Derivatives by the U.S. Equity Funds (other than Quality Fund)
The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.
The Funds also may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero) and to effect transactions intended as substitutes for securities lending.
In addition, the Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).
The U.S. Equity Funds (other than Quality Fund) do not employ leverage as a principal investment strategy, but each Fund may have temporary net long exposures in excess of their net assets, including as a result of rebalancing the Funds’ portfolios in anticipation of cash flows (redemptions, subscriptions, payments of fees, etc.).

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Use of Derivatives by Quality Fund, the International Equity Funds, and Alpha Only Fund
Note: Currency Hedged International Equity Fund and Alpha Only Fund may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through their investment in other Funds of the Trust.
Types of Derivatives That May Be Used by Quality Fund, the International Equity Funds, and Alpha Only Fund
•	Options, futures contracts, and related options on securities or baskets or indices of securities

•	Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

•	Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Structured notes (except Quality Fund)

•	Warrants and rights

•	Non-Standard Warrants (including LEPOs and P-Notes) (except Quality Fund)

•	Reverse repurchase agreements
Foreign Currency Derivative Transactions That May Be Employed by Quality Fund, the International Equity Funds, and Alpha Only Fund
•	Buying and selling spot currencies

•	Forward foreign currency contracts

•	Currency futures contracts and related options (both cash and physically settled)

•	Options on currencies

•	Currency swap contracts

Uses of Derivatives by Quality Fund, the International Equity Funds, and Alpha Only Fund
The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.
The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

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The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.
The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.
Quality Fund, the International Equity Funds and Alpha Only Fund do not employ leverage as a principal investment strategy, but each Fund may have temporary net long exposures in excess of their net assets, including as a result of rebalancing the Funds’ portfolios in anticipation of cash flows (redemptions, subscriptions, payments of fees, etc.). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.
Use of Derivatives by the Fixed Income Funds
Note: The Fixed Income Funds (other than U.S. Treasury Fund) may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through their investment in other GMO Funds (some of which are not offered through the Prospectus).
Types of Derivatives That May Be Used by the Fixed Income Funds
•	Futures contracts and related options on bonds as well as baskets or indices of securities

•	Options on bonds and other securities

•	Swap contracts, including interest rate swaps, swaps on an index, a single fixed income security, or a basket of fixed income securities, credit default swaps, inflation swaps, and contracts for differences

•	Swaptions

•	Structured notes

•	Reverse repurchase agreements
Foreign Currency Derivative Transactions That May Be Employed by the Fixed Income Funds
•	Buying and selling spot currencies

•	Forward foreign currency contracts

•	Currency futures contracts and related options (both cash and physically settled)

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•	Options on currencies

•	Currency swap contracts
Uses of Derivatives by the Fixed Income Funds
The Funds may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.
The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.
The Funds also may use derivatives to effect transactions intended as substitutes for securities lending.
The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.
Each of the Fixed Income Funds is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets.

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INVESTMENT RESTRICTIONS
Fundamental Restrictions:
The following are Fundamental Investment Restrictions of the Funds, which may not be changed without shareholder approval:
(1) Each Fund may not borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.
Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.
(2) With respect to each Fund (except for Quality Fund, Developed World Stock Fund, Benchmark-Free Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, International Opportunities Equity Allocation Fund, Inflation Indexed Plus Bond Fund, U.S. Treasury Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, Flexible Equities Fund, and Emerging Domestic Opportunities Fund), the Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)
(3) With respect to each Fund (except for Quality Fund, International Core Equity Fund, International Growth Equity Fund, Developed World Stock Fund, Benchmark-Free Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, International Opportunities Equity Allocation Fund, Inflation Indexed Plus Bond Fund, Alpha Only Fund, U.S. Treasury Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, Flexible Equities Fund, and Emerging Domestic Opportunities Fund), the Fund may not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

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(4) Each Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.
(5) Each Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.
(6) Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund’s total assets in the case of each Fund (except International Intrinsic Value Fund, Currency Hedged International Equity Fund, Flexible Equities Fund, Taiwan Fund, and Short-Duration Collateral Fund), with respect to not more than 25% of total assets in the case of each of International Intrinsic Value Fund and Currency Hedged International Equity Fund, and with respect to 100% of total assets in the case of each of Flexible Equities Fund, Taiwan Fund, and Short-Duration Collateral Fund.
(7) Each Fund may not concentrate more than 25% of the value of its total assets in any one industry, except that Real Estate Fund will invest more than 25% of its assets in real estate-related securities.
For purposes of this Fundamental Restriction (7), an industry shall not be considered to include the U.S. government or its agencies or instrumentalities.
(8)(a) With respect to each Fund (except Developed World Stock Fund, Benchmark-Free Allocation Fund, Global Balanced Asset Allocation Fund, Global Equity Allocation Fund, International Equity Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, U.S. Equity Allocation Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, International Opportunities Equity Allocation Fund, Inflation Indexed Plus Bond Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, and Emerging Domestic Opportunities Fund), the Fund may not purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Duration Investment Fund) may purchase and sell financial futures contracts and options thereon.
(b) With respect to each of Developed World Stock Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, Inflation Indexed Plus Bond Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, and Emerging Domestic Opportunities Fund, the Fund may not purchase commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).
(c) With respect to each of Benchmark-Free Allocation Fund, Global Balanced Asset Allocation Fund, Global Equity Allocation Fund, International Equity Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, U.S. Equity

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Allocation Fund, and International Opportunities Equity Allocation Fund, the Fund may not purchase commodities or commodities contracts, except that the Fund may purchase and sell financial futures contracts and options thereon and may invest in other registered open-end investment companies that purchase or sell commodities, commodity contracts or any type of commodity-related derivative instrument (including without limitation all types of commodity-related swaps, futures contracts, forward contracts, and option contracts).
(9) Each Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.
The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.
(10) With respect to the Tobacco-Free Core Fund only, the Fund may not invest in (i) securities which at the time of such investment are not readily marketable, (ii) securities the disposition of which is restricted under federal securities laws, and (iii) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund’s total assets (taken at current value) would then be invested in securities described in (i), (ii) and (iii) above.
(11) With respect to each of U.S. Core Equity Fund, Tobacco-Free Core Fund, U.S. Small/Mid Cap Value Fund, International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, Foreign Small Companies Fund, International Small Companies Fund, International Equity Allocation Fund, Global Balanced Asset Allocation Fund, Global Equity Allocation Fund, Benchmark-Free Allocation Fund, Strategic Opportunities Equity Allocation Fund, World Opportunities Equity Allocation Fund, and International Opportunities Equity Allocation Fund, the Fund may not cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.

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Non-Fundamental Restrictions:
The following are Non-Fundamental Investment Restrictions of the Funds, which may be changed by the Trustees without shareholder approval:
(1) Each Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.
(2) Each Fund may not make investments for the purpose of gaining control of a company’s management.
(3) Each Fund may not invest more than 15% of its net assets in illiquid securities.
(4) With respect to each Fund (except for Quality Fund, Developed World Stock Fund, Benchmark-Free Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, International Opportunities Equity Allocation Fund, Inflation Indexed Plus Bond Fund, U.S. Treasury Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, Flexible Equities Fund, and Emerging Domestic Opportunities Fund), the Fund may not pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)
(5) With respect to each Fund which has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a “Name Policy”), the Fund may not change its Name Policy as set forth under the Fund’s “Principal investment strategies” in the Fund’s Prospectus without providing the Fund’s shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.
For purposes of each Name Policy, each Fund considers the term “invest” to include both direct investing and indirect investing and the term “investments” to include both direct investments and indirect investments (for instance, a Fund may invest indirectly or make indirect investments by investing in another GMO Fund or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investing or indirect investing and/or direct investments or indirect investments.
(6) With respect to Short-Duration Investment Fund only, the Fund may not invest more than 25% of the value of its total assets in obligations issued by banks.

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(7) With respect to Emerging Markets Fund only, for so long as any investor in the Fund is an Undertaking for Collective Investment in Transferable Securities subject to the European Communities (Undertaking for Collective Investment in Transferable Securities) Regulations 2003, as amended (the “UCITS Regulations”), the Fund may not hold investments in collective investment undertakings (as such term is used in the UCITS Regulations) in excess of 10% of the Fund’s net assets.
Except as indicated above in Fundamental Restriction (1) and Non-Fundamental Restriction (7), all percentage limitations on investments set forth herein and in a Fund’s Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
The phrase “shareholder approval,” as used in the Prospectus and in this Statement of Additional Information, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein with respect to a Fund, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies and restrictions of each Fund may be changed by the Trust’s Trustees without the approval of shareholders of that Fund. Policies and restrictions of a Fund that are explicitly described as fundamental in the Fund’s Prospectus or this Statement of Additional Information cannot be changed without the approval of shareholders of that Fund.
In addition to the Name Policies referenced in Non-Fundamental Restriction (5) above, each of the following Funds has also agreed as follows:
1)	Tax-Managed U.S. Equities Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (1) investments tied economically to the U.S. and (2) equity investments.

2)	Foreign Small Companies Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to countries outside the United States and (ii) investments in “small companies.”

3)	Emerging Country Debt Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging countries and (ii) debt investments.

4)	Domestic Bond Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) bond investments and (ii) investments tied economically to the United States.

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When used in connection with a Fund’s Name Policy, the Manager uses the terms “invest,” “investments,” “assets,” “tied economically” and “related” as defined in the Prospectus.
With respect to each International Equity Fund that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest in investments that are tied economically to a number of countries throughout the world.
With respect to each Fixed Income Fund that has the term “international” or “global” included in the Fund’s name, the Fund typically will have exposure to a number of countries throughout the world, including exposure to the interest rate and currency markets of those countries through the use of futures contracts, swap contracts, currency forwards, and other types of derivatives.
With respect to each Asset Allocation Fund that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest, through its investments in the underlying Funds, in investments that are tied economically to a number of countries throughout the world.
DETERMINATION OF NET ASSET VALUE
The net asset value or “NAV” of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. For Short-Duration Collateral Share Fund, NAV is calculated based on the NAV of Short-Duration Collateral Fund (“SDCF”), and for purposes of this section the “Funds” include SDCF. NAV is not determined on any days when the NYSE is closed for business. NAV for the Fixed Income Funds is not determined (and accordingly transactions in shares of the Fixed Income Funds are not processed) on days when the U.S. bond markets are closed.
A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Taiwan Fund will not determine NAV on any days when the NYSE or the Taiwan Stock Exchange (“TSE”) is closed for trading. As a result, from time to time, Taiwan Fund may not determine NAV for several consecutive weekdays (e.g., during the Chinese Lunar New Year), during which time investors will have no ability to redeem their shares in Taiwan Fund. Please refer to “Determination of Net Asset Value” in the Prospectus for additional information.
The Manager evaluates pricing sources on an ongoing basis and may change a pricing source at any time. The Manager normally does not evaluate the prices supplied by pricing sources on a day-to-day basis. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund. In addition, to the extent a Fund holds portfolio securities listed on foreign exchanges that trade on days on which the

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NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.
DISTRIBUTIONS
The Prospectus describes the distribution policies of each Fund under the heading “Distributions and Taxes.” Each Fund generally maintains a policy to pay its shareholders, as dividends, substantially all net investment income, if any, and all net realized capital gains, if any, after offsetting any available capital loss carryovers. Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of ordinary income and capital gain net income. Each Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net investment income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed appropriate by the Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders (see discussion in “Taxes” below).
TAXES
Tax Status and Taxation of Each Fund
Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (previously defined above as the “Code”). In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:
(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-

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term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.
In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined generally as a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code, and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of the diversification test in paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
As described above, each Fund intends generally to distribute at least annually to its shareholders substantially all of its net investment income (including any net tax-exempt interest income) and all of its net realized capital gains (including both net short-term and long-term capital gains). Any net taxable investment income or net short-term capital gains (as reduced by any net long-term capital losses) retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Although each Fund intends generally to distribute all of its net capital gain (i.e., the excess of any net long-term capital gains over net short-term capital losses) each year, each Fund reserves the right to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. In that case, a Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders, who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund properly makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and

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the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a Fund generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
If a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 within that year, plus any such retained amounts from the prior year, such Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of the excise tax amount is deemed by the Fund to be de minimis). For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year.
Realized capital losses in excess of realized capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. Instead, potentially subject to the limitations described below, a Fund may carry Net Capital Losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund has incurred Net Capital Losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), that Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains.
If a Fund incurs Net Capital Losses in taxable years beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxable to individual shareholders as ordinary income) than would have resulted under the previous regime described above. A Fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year

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carryforward period. See each Fund’s most recent annual shareholder report, as available, for more information concerning the Fund’s Net Capital Losses available to be carried forward (if any) as of the end of its most recently ended fiscal year.
In addition, a Fund’s ability to use Net Capital Losses may be limited following the occurrence of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the shares of the Fund (each, an “ownership change”). The Code may similarly limit a Fund’s ability to use any of its other capital losses, or ordinary losses, that have accrued but have not been recognized (i.e., “built-in” losses) at the time of an ownership change to the extent they are realized within the five-year period following the ownership change.
Transactions in Fund Shares
The sale, exchange, or redemption of Fund shares may give rise to a taxable gain or loss, generally equal to the difference between the amount realized by a shareholder on the disposition of the shares (that is, gross proceeds) and the shareholder’s adjusted basis in those shares. Shareholders are responsible for keeping track of their own basis in Fund shares, including any events requiring adjustments to their basis (e.g., due to receipt of a Return of Capital Distribution (as defined below)).
In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year and as short-term capital gain if the shares have been held for not more than one year.
Any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less generally will be treated as long-term capital loss to the extent of any Capital Gain Dividends, as defined below, received or deemed received by a shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rules if other shares of the same Fund are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Taxation of Fund Distributions
Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.
Dividends and distributions on each Fund’s shares are generally subject to U.S. federal income tax as described below to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid for its shares. Such distributions may reduce the net asset value of the Fund’s shares below the shareholder’s cost basis in those shares. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

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For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. In general, the Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gains (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally are taxable to shareholders as long-term capital gains. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions attributable to net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) generally are taxable to shareholders as ordinary income.
For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. The Fixed Income Funds do not expect a significant portion of Fund distributions (if any) to be derived from qualified dividend income.
In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (A) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (B) treated as a “passive foreign investment company” (as defined below).
In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements

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described above with respect to the Fund’s shares. If the above-described holding period and other requirements are met at both the shareholder and Fund level, qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain for taxable years beginning before January 1, 2013, unless Congress enacts legislation providing otherwise. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
For information regarding qualified dividend income received by a Fund from certain underlying Funds, see “Special Tax Considerations Pertaining to the Asset Allocation Funds and Other Funds of Funds,” below.
For corporate shareholders (other than S corporations), the 70% dividends-received deduction will generally apply (subject to holding period and other requirements imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The Fixed Income Funds and International Equity Funds generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction. For information regarding eligibility for the dividends-received deduction of dividends received by a Fund from certain underlying Funds, see “Special Tax Considerations Pertaining to the Asset Allocation Funds and Other Funds of Funds,” below.
A portion of the original issue discount (“OID”) accrued on certain high yield discount obligations may not be deductible to the issuer as interest and will instead be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID. See “Tax Implications of Certain Investments” below for more discussion of OID.
To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it

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temporarily purchased from a counterparty pursuant to a repurchase agreement treated for U.S. federal income tax purposes as a loan, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
A Fund may make a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year (a “Return of Capital Distribution”), in which case the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable to the extent such an amount does not exceed a shareholder’s tax basis, but it reduces the shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.
A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Early each calendar year, the Trust will provide U.S. federal tax information, including information about the character and amount of dividends and distributions paid during the preceding year, to taxable investors and others requesting such information.
Backup Withholding
Each Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. [The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends.] The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.
Distributions to Foreign Investors
Absent a specific statutory exemption, a Fund’s dividend distributions (other than Capital Gain Dividends [and exempt-interest dividends] as described more fully below) are subject to a U.S. withholding tax of 30% when paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”). In addition, subject to certain exceptions, a Fund is generally not required and currently does not expect to withhold on the amount of a non-dividend distribution (i.e., a Return of Capital Distribution) paid to its foreign shareholders; a Fund, however, may determine to withhold on any such distribution in its discretion to the extent permissible under applicable law. To the extent withholding is made, persons who are resident in a country, such as the United Kingdom, that has an income tax treaty with the United States

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may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty.
For taxable years of a Fund beginning before January 1, 2012, a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that had inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“short-term capital gain dividends”). A Fund is permitted to report such parts of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of a Fund beginning on or after January 1, 2012, unless Congress enacts legislation providing otherwise.
If a Fund invests in an underlying Fund, including an ETF, that is treated as a RIC for U.S. federal income tax purposes (“Underlying RIC”) that pays such short-term capital gain or interest-related dividends to its shareholders, such distributions will retain their character as not subject to withholding if properly reported as such when paid by the Fund to its shareholders.
In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Under U.S. federal tax law, a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends [or exempt-interest dividends] unless (i) such gain or Capital Gain Dividend [change to “dividend” if exempt-interest dividend language is retained] is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend [change to “dividend” if exempt-interest dividend language is retained] and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the foreign shareholder’s sale of shares of a Fund or to the Capital Gain Dividend received (as described below).

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Also, foreign shareholders with respect to whom income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.
Special withholding and other rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special withholding and other rules apply to the redemption of shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs—USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC—the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. A Fund that holds (directly or indirectly) significant interests in real estate investment trusts (as defined in Section 856 of the Code) qualifying for the special tax treatment under Subchapter M of the Code (“U.S. REITs”) may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled U.S. REITs or RICs and not-greater-than-5% interests in publicly traded classes of stock in U.S. REITs or RICs.
In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), any dividend distributions by the Fund and certain distributions made by the Fund in redemption of its shares that are attributable to (i) gains realized on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-tier RIC or U.S. REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. However, absent the enactment of further legislation, on and after January 1, 2012, this “look-through” treatment for distributions by the Fund to foreign shareholders applies only to such distributions that, in turn, are attributable to distributions received by a Fund from a lower-tier U.S. REIT and required to be treated as USRPI gain in the Fund’s hands. If a foreign shareholder holds (or has held in the prior year) more than a 5% interest in any class of a Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund generally will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% in any class of the Fund at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the

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distribution paid to such foreign shareholder. It is currently unclear whether Congress will extend the “look-through” provisions described above for distributions made on or after January 1, 2012, and what the terms of any such extension would be.
Foreign shareholders of a Fund may also be subject to “wash-sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.
In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder typically must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the sale. A similar withholding obligation may apply to Return of Capital Distributions by a Fund that is a USRPHC or former USRPHC to a greater-than-5% foreign shareholder, even if all or a portion of such distribution would be treated as a return of capital to the foreign shareholder. Prior to January 1, 2012, such withholding on these redemptions and distributions generally is not required if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in Underlying RICs that are domestically controlled USRPHCs. These exemptions from withholding will expire for redemptions or distributions made on or after January 1, 2012, unless Congress enacts legislation providing otherwise. If no such legislation is enacted, beginning on January 1, 2012, such withholding is required, without regard to whether the Fund or any Underlying RIC in which it invests is domestically controlled.
Foreign shareholders should consult their tax advisors (and if holding shares through an intermediary, their intermediary) concerning the application of these rules to their investment in a Fund.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, for example, furnishing an IRS Form W-8BEN). Foreign shareholders in a Fund should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Also, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.
A foreign shareholder may be subject to state and local taxes and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.
See also “Other Reporting and Withholding Requirements” below for information regarding the potential application of an additional withholding regime.

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Foreign Taxes
A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on dividends, interest, or capital gains which will decrease a Fund’s yield. A Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities, which can also decrease the Fund’s yield. Such foreign withholding taxes and other taxes may be reduced or eliminated under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of foreign shareholders in a Fund, however, such reduced foreign withholding and other tax rates may not be available for investments in certain jurisdictions.
If, at the end of a Fund’s taxable year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or other securities of foreign corporations, the Fund may make an election that allows shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return in respect of foreign taxes paid by or withheld from the Fund on one or more of its foreign portfolio securities. Only foreign taxes that meet certain qualifications are eligible for this pass-through treatment. If a Fund is eligible for and makes such an election, its shareholders generally will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of these taxes is subject to limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund is eligible to make this election, it may determine not to do so in its sole discretion, in which case any such qualified foreign taxes paid by the Fund cannot be given this special “pass-through” treatment by the Fund or its shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction. To the extent a Fund is eligible for and makes this election, its shareholders whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents, or domestic corporations may receive substantially different tax treatment of distributions by the Fund, and may be disadvantaged as a result of the Fund making this election. Certain of the International Equity Funds are eligible for and expect to make this election.
In some cases, a Fund may also be eligible to pass through to its shareholders the foreign taxes paid by Underlying RICs in which it invests that themselves elected to pass through such taxes to their shareholders. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. See “Special Tax Considerations Pertaining to the Asset Allocation Funds and other Funds of Funds” for more information.
Withholding taxes that are accrued on dividends in respect of (i) securities on loan pursuant to a securities lending transaction during the period that any such security was not directly held by a Fund or (ii) securities the Fund temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated as a loan for U.S. federal income tax purposes generally will not qualify as a foreign tax paid by the Fund, in which case, they could not be passed through to shareholders even if the Fund meets the other requirements described above.

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Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts and Other Foreign Financial Assets
Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.
Other Reporting and Withholding Requirements
New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments will generally not be subject to withholding under these rules so long as shareholders provide their Fund with certifications or other documentation as the Fund may request including, to the extent required, with regard to their direct and indirect owners. Payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder enters into, and provides certification to the Fund of a valid information reporting and withholding agreement with the IRS to report, among other requirements, required information including about certain direct and indirect U.S. investors or U.S. accounts. Future regulations may exempt certain foreign financial institutions from these requirements, but it is currently unclear whether or when such regulations will be issued. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.
Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

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Tax Implications of Certain Investments
In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying securities or other assets, the Fund generally will recognize capital gain or loss equal to (i) the sum of the strike price and the option premium received by the Fund minus (ii) the Fund’s basis in the underlying securities or other assets. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying securities or other assets. If securities or other assets are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities or other assets purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related purchase, sale, or delivery of the underlying securities or other assets generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
Certain covered call writing activities and other option strategies of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring the deferral of losses and the termination of holding periods on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Call options on stocks that are not “deep in the money” may qualify as “qualified covered calls,” which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the corporate dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.
The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap

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agreements), as well as any of its other hedging, short sales, or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash-sale, and short-sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses, and cause adjustments in the holding periods of a Fund’s securities. The rules could therefore affect the amount, timing, and/or character of distributions to shareholders.
A Fund may make extensive use of various types of derivative financial instruments to the extent consistent with its investment policies and restrictions. The tax rules applicable to derivative financial instruments are in some cases uncertain under current law, including under Subchapter M of the Code. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, an adverse determination or future guidance by the IRS with respect to one or more of these rules (which determination or guidance could be retroactive) may adversely affect a Fund’s ability to meet one or more of the relevant requirements to maintain its qualification as a RIC, as well as to avoid a fund-level tax. See “Loss of RIC Status” below.
Certain investments made and investment practices engaged in by a Fund can produce a difference between its book income and its taxable income. These can include, but are not limited to, certain hedging activities, as well as investments in foreign currencies, foreign currency-denominated debt securities, Section 1256 contracts, passive foreign investment companies (as defined below), and debt obligations with discount or purchased at a premium. In addition, certain foreign currency transactions associated with the redemption of Fund shares (in the case of a Fund that permits redemptions of Fund shares in foreign currencies) may produce a difference between a Fund’s book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt interest income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt interest income (if any)), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.
Any investment by a Fund in U.S. REIT equity securities may result in the Fund’s receipt of cash in excess of the U.S. REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in U.S. REIT equity securities may also require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a U.S. REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income

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allocated to the Fund from a U.S. REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in any such interests may not be suitable investments for certain tax-exempt investors, as noted below.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Under current law, income of a Fund that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders (that is, the Fund “blocks” this income with respect to such shareholders). Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder,

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and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.
Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, acquisition discount (very generally, the excess of the stated redemption price over the purchase price). Generally, a Fund will be required to include the OID or acquisition discount in income (as ordinary income) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The OID or acquisition discount accrues ratably in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. If the Fund elects the constant interest rate method, the character and timing of recognition of income by the Fund will differ from what they would have been under the default pro rata method.
Increases in the principal amount of an inflation indexed bond will be treated as OID includible in income (as ordinary income) over the term of the bond, even though payment of that amount is not received until a later time. Decreases in the principal amount of an inflation indexed bond will reduce the amount of interest from the debt instrument that would otherwise be includible in income by a Fund. In addition, if the negative inflation adjustment exceeds the income includible by a Fund with respect to the debt instrument (including any OID) for the taxable year, such excess will be an ordinary loss to the extent a Fund’s total interest inclusions on the

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debt instrument in prior taxable years exceed the total amount treated by the Fund as an ordinary loss on the debt instrument in prior taxable years. Any remaining excess may be carried forward to reduce taxable income from the instrument in subsequent years.
If a Fund holds the foregoing kinds of debt instruments, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net long-term or short-term capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend or ordinary dividend, respectively, than they would in the absence of such transactions.
Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation; when the Fund may cease to accrue interest, OID, or market discount; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
Special tax considerations apply if a Fund invests in investment companies treated as partnerships for U.S. federal income tax purposes. For U.S. federal income tax purposes, a Fund investing in such a partnership generally will be allocated its share of the income, gains, losses, deductions, credits, and other tax items of the partnership so as to reflect the Fund’s interests in the partnership. A partnership in which a Fund invests may modify its partner allocations to comply with applicable tax regulations, including, without limitation, the income tax regulations under Sections 704, 734, 743, 754, and 755 of the Code. It also may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in the Fund, as a partner, receiving more or fewer items of income, gain, deduction, or loss (and/or income, gain, deduction, or loss of a different character) than it would in the absence of such modified or special allocations. A Fund will be required to include in its income its share of a partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the Fund’s taxable year, regardless of whether or not the partnership distributes any cash to the Fund in such year.
In general, a Fund will not recognize its share of these tax items until the close of the partnership’s taxable year. However, absent the availability of an exception, a Fund will recognize its share of these tax items as they are recognized by the partnership for purposes of determining the Fund’s liability for the 4% excise tax (described above). Therefore, if a Fund and a partnership have different taxable years, the Fund may be obligated to make distributions in excess of the net income and gains recognized from that partnership and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year. In some cases, however, a Fund can take advantage of certain safe harbors which would allow it to include its share of a partnership’s income, gain, loss, and certain other tax

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items at the close of the partnership’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the potential complexities arising from different taxable years.
In general, cash distributions to a Fund by a partnership in which it invests (including in partial or complete redemption of its interest in the partnership) will represent a nontaxable return of capital to the Fund up to the amount of the Fund’s adjusted tax basis in its interest in the partnership, with any amounts exceeding such basis treated as capital gain. Any loss may be recognized by a Fund only if it redeems its entire interest in the partnership for money.
In addition, any transactions by a Fund in foreign currencies, foreign currency-denominated debt obligations, or certain foreign currency options, futures contracts, or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and, as described earlier, can give rise to differences in the Fund’s book and taxable income. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.
A Fund’s investments in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may make certain elections to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternately, a Fund may make an election to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that indirectly invests in PFICs by virtue of the Fund’s investment in Underlying RICs or other investment companies may not make such elections; rather, the Underlying RICs or other investment companies directly investing in PFICs would decide whether to make such elections. In addition, there is a risk that a Fund may not realize that a foreign corporation in which it invests is a PFIC for U.S. federal tax purposes and thus fail to timely make a QEF or mark-to-market election in respect of that corporation, in which event the Fund could be subject to the U.S. federal income taxes and interest charges described above.
A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by

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adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
Dividends paid by PFICs will not be eligible to be treated as qualified dividend income or for the dividends-received deduction.
A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. From time to time, a Fund may be a U.S. Shareholder in a CFC. As a U.S. Shareholder, a Fund is required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset income or capital gain generated from that Fund’s other investments. To the extent a Fund invests in a CFC and recognizes subpart F income in excess of actual cash distributions from the CFC, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.
From time to time, certain Funds may invest in municipal obligations. The interest on municipal obligations is generally exempt from U.S. federal income tax. However, the interest on municipal obligations may be subject to the federal alternative minimum tax both for individuals and corporations (e.g., in the case of interest earned on certain “private activity bonds”) and may be subject to state and local taxes. Interest on municipal obligations is taxable to shareholders of a Fund when received as a distribution from the Fund, unless the Fund is eligible to pass through the interest as part of an “exempt-interest dividend.” In general, a RIC is eligible to pass through exempt-interest dividends to its shareholders only for taxable years in which, at the end of each quarter, (i) at least 50% of the value of its total assets consists of direct investments in tax-exempt securities or (ii) the RIC is a “qualified fund of funds” (as defined below in “Special Tax Considerations Pertaining to the Asset Allocation Funds and other Funds of Funds”) and invests in Underlying RICs that pass through exempt-interest dividends to their shareholders. [No Fund expects to pass through exempt-interest dividends under either provision.] In addition, gains realized by a Fund on the sale or exchange of municipal obligations are taxable to shareholders

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of the Fund, regardless of whether the Fund is eligible to pass through exempt-interest dividends to its shareholders.
Special Tax Considerations Pertaining to the Asset Allocation Funds and Other Funds of Funds
Because the Asset Allocation Funds and certain other Funds invest substantially or entirely in shares of one or more Underlying RICs (the Asset Allocation Funds and such other Funds are referred to in this section as “Funds of Funds”), their distributable income and gains will normally consist substantially or entirely, as the case may be, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net capital losses on its investments for a given taxable year, a Fund of Funds investing in that Underlying RIC will not be able to benefit from those losses until (i) the Underlying RIC realizes capital gains that can be reduced by those losses, or (ii) the Fund of Funds recognizes its share of those losses when it disposes of shares of the Underlying RIC. Moreover, even when a Fund of Funds does make such a disposition of Underlying RIC shares at a net capital loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. A Fund of Funds also will not be able to offset any capital losses realized from its dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).
In addition, in certain circumstances, the “wash-sale” rules under Section 1091 of the Code may apply to a Fund of Funds’s sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by the Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund of Funds’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended periods of time.
As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund of Funds will be required to distribute to shareholders may be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount or timing of distributions from a Fund of Funds qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the Underlying RICs.
Depending on a Fund of Funds’s percentage ownership in an Underlying RIC both before and after a redemption of Underlying RIC shares, the Fund’s redemption of shares of such Underlying RIC may cause it to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC. This could be the case where the Fund of Funds holds a significant interest in an Underlying RIC that is not a “publicly offered” RIC within the meaning of the Code (e.g., certain underlying GMO Funds principally available only to other GMO Funds and certain other accredited investors, including GMO High Quality Short-

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Duration Bond Fund and GMO Debt Opportunities Fund) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the Underlying RIC for the year in which the redemption occurred. It is possible that any such dividend would qualify as qualified dividend income taxable at long-term capital gain rates for taxable years beginning before January 1, 2013; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders held shares of the Underlying RICs directly.
If a Fund of Funds receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as qualified dividend income, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.
If a Fund of Funds receives dividends from an Underlying RIC that qualifies as a RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.
If, at the close of each quarter of a Fund of Funds’s taxable year, at least 50% of its total assets consists of interests in Underlying RICs, that Fund of Funds will be a “qualified fund of funds.” In that case, the Fund is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund of Funds in respect of foreign securities held directly by the Fund of Funds or by an Underlying RIC in which its invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. However, even if the Fund of Funds qualifies to make such election for any year, it may determine not to do so. See “Foreign Taxes” above for more information.
[Additionally, a Fund of Funds that is a qualified fund of funds is permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from Underlying RICs in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.]
Loss of RIC Status
A Fund may experience particular difficulty qualifying as a RIC, for example, in the case of highly unusual market movements, or in the case of high redemption levels, and/or during the first year of its operations.
If a Fund were to fail to meet the income or diversification test described in “Tax Status and Taxation of Each Fund” above, the Fund could in some cases cure such failure, including by paying a Fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to not qualify for taxation as a RIC for such year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and

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profits, including distributions of net long-term capital gains and net tax-exempt income (if any), generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.
Tax Shelter Reporting Regulations
Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
State, Local, and Other Tax Matters
The foregoing discussion relates only to the U.S. federal income tax consequences of investing in the Funds for shareholders who are U.S. citizens, residents, or domestic corporations. The consequences under other tax laws may differ. This discussion has not addressed all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Shareholders should consult their tax advisors about the precise tax consequences of an investment in a Fund in light of their particular tax situation, including possible foreign, state, local, or other applicable tax laws.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans.
Additionally, most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities (such as Federal Farm Credit Bank and Federal Home Loan Bank securities), so long as a Fund meets all applicable state requirements. Therefore, shareholders in a Fund may be allowed to exclude from their state taxable income distributions made to them by the Fund to the extent attributable

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to interest the Fund earned on such investments. The availability of these exemptions varies by state. Investments in securities of certain U.S. government agencies, including securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, and repurchase agreements collateralized by U.S. government securities generally do not qualify for these exemptions. Moreover, these exemptions may not be available to corporate shareholders. All shareholders should consult their tax advisors regarding the applicability of these exemptions to their situation.
MANAGEMENT OF THE TRUST
The following tables present information as of June 30, 2011 regarding each current Trustee and officer of the Trust. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.
[To be updated by amendment.]

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Number of
Portfolios in
	Position(s)			Fund	Other
Name and Date	Held	Length of	Principal Occupation(s)	Complex	Directorships
of Birth	with the Trust	Time Served	During Past 5 Years	Overseen	Held
INDEPENDENT TRUSTEES

Donald W. Glazer, Esq. DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004-March 2005); Trustee since December 2000.	Consultant—Law and Business[1]; Author of Legal Treatises.	[65]	None.

Peter Tufano DOB: 04/22/1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989-2011).	[65]	Trustee of State Street Navigator Securities Lending Trust (2 Portfolios).

Paul Braverman DOB: 01/25/1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008-present); Chief Financial Officer, Wellington Management Company, LLP (an investment adviser) (March 1986-December 2007).	[65]	Director of Courier Corporation (a book publisher and manufacturer).

INTERESTED TRUSTEE AND OFFICER

Joseph B. Kittredge, Jr.[2] DOB: 08/22/1954	Trustee; President and Chief Executive Officer of the Trust	Trustee since March 2010; President and Chief Executive Officer of the Trust since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); Partner, Ropes & Gray LLP (prior to October 2005).	[65]	None.

[1]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2009 and December 31, 2010, these entities paid $397,491 and $1,238,183, respectively, in legal fees and disbursements to Goodwin. In correspondence with the Staff of the SEC beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.

[2]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above.

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Information About Each Trustee’s Experience, Qualifications, Attributes, or Skills for Board Membership. As described in additional detail below under “Committees,” the Governance Committee, which is comprised solely of Independent Trustees, has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying, and evaluating the skill sets and qualifications of, potential candidates. In recommending the election of the current board members as Trustees, the Governance Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the Funds. The Governance Committee focuses on the complementary skills and experience of the Trustees as a group, as well as on those of any particular Trustee. With respect to Messrs. Glazer, Tufano and Braverman, the Governance Committee noted that these Trustees all had considerable experience in overseeing investment management activities and/or related operations and in serving on the boards of other companies. In addition, the Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees:
Donald W. Glazer — Mr. Glazer’s experience serving as Chairman of the Board of Trustees and as a director of other companies, his professional training and his experience as a business lawyer, including as a partner at a leading law firm, and his business experience.
Peter Tufano — Mr. Tufano’s experience serving as Trustee of the Funds and as a director of other companies, and his professional training and his experience in business and finance, including as a professor of financial management at a leading business school.
Paul Braverman — Mr. Braverman’s experience as a director, his professional training and his experience as a certified public accountant and lawyer and his experience in the management of a leading investment management firm.
Joseph B. Kittredge, Jr. — Mr. Kittredge’s experience serving as President of the Trust and General Counsel and a Member of GMO, his professional training and his experience as a lawyer representing mutual funds and investment management firms, including as a partner at a leading law firm, and his perspective on Board matters as a senior executive of GMO.
Information relating to the experience, qualifications, attributes and skills of the Trustees is required by the registration form adopted by the SEC, does not constitute holding out the Board or any Trustee as having any special expertise or experience, and does not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

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Other Officers [To be updated by amendment.]

Position(s)
Name and Date of	Held	Length	Principal Occupation(s)
Birth	with the Trust	of Time Served	During Past 5 Years[1]
Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Chief Financial Officer since March 2007; Treasurer since November 2006; Assistant Treasurer, September 2004-November 2006.	Head of Fund Administration (December 2006-present), Fund Administration Staff (June 2004-November 2006), Grantham, Mayo, Van Otterloo & Co. LLC.

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present); Vice President and Senior Tax Manager, Massachusetts Financial Services Company (January 2000-April 2007).

Carolyn Haley DOB: 07/12/1966	Assistant Treasurer	Since June 2009.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (May 2009-present); Treasurer and Chief Compliance Officer, Hambrecht & Quist Capital Management LLC (April 2007-April 2009); Senior Manager, PricewaterhouseCoopers LLP (2003-2007).

John McGinty DOB: 08/11/1962	Chief Compliance Officer	Since February 2011.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009-present); Senior Vice President and Deputy General Counsel (January 2007-July 2009), Vice President and Associate General Counsel (February 2006-December 2006), Fidelity Investments.

Jason B. Harrison DOB: 01/29/1977	Chief Legal Officer, Vice President-Law and Clerk	Chief Legal Officer since October 2010; Vice President-Law since October 2010; Vice President since November 2006; Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (since February 2006).

David L. Bohan DOB: 06/21/1964	Vice President and Assistant Clerk	Vice President since March 2005; Assistant Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since September 2007.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007-present); Attorney, Goodwin Procter LLP (September 2003-January 2007).

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Position(s)
Name and Date of	Held	Length	Principal Occupation(s)
Birth	with the Trust	of Time Served	During Past 5 Years[1]
Heather Schirmer DOB: 6/10/1974	Vice President and Assistant Clerk	Since March 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

Cheryl Wakeham DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC.

[1]	Each of Messrs. Burnett, Bohan and Pottle and Mses. Haley, Trinque and Schirmer serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

Trustees’ Responsibilities. Under the provisions of the GMO Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.
Board Leadership Structure and Risk Oversight. The Board of Trustees is responsible for the general oversight of the Funds’ affairs and for assuring that each Fund is managed in the best interests of its shareholders. The Board regularly reviews each Fund’s investment performance as well as the quality of services provided to the Fund and its shareholders by GMO and its affiliates, including shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by each Fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by the Funds’ auditors, independent counsel to the Independent Trustees and other persons as appropriate, who are selected by and responsible to the Board. In addition, the Funds’ Chief Compliance Officer reports directly to the Board.

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Currently, all but one of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Funds’ investment adviser, GMO, and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight of protecting shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session without representatives of GMO present. An Independent Board Member currently serves as Chairman of the Board of Trustees.
Taking into account the number, diversity and complexity of the Funds overseen by the Board of Trustees and the aggregate amount of assets under management in the Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may utilize the resources of the Funds’ counsel and auditors as well as other persons. The committees meet from time to time, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Governance Committee. The membership and chair of each committee other than the Risk Oversight Committee consists exclusively of Independent Trustees.
The Board of Trustees has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of each Fund’s affairs. While risk management is primarily the responsibility of the Fund’s investment adviser, GMO, the Board regularly receives reports, including reports from GMO and the Funds’ Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the Funds. The Board’s committee structure allows separate committees, such as the Audit Committee, Pricing Committee, and Governance Committee, which are discussed in more detail below under “Committees,” to focus on different aspects of these risks within the scope of the committee’s authority and their potential impact on some or all of the Funds, and to discuss with the GMO the ways in which GMO monitors and controls such risks. The Board has also established a separate Risk Oversight Committee to oversee the management of risks applicable to the Funds, to the extent such risks are not overseen by a separate standing committee of the Board or by the Board itself.
The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, that reports received by the Trustees with respect to risk management matters are typically summaries of the relevant information, and that the processes, procedures and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board and by the Committees is subject to substantial limitations.
Committees
The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law.

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The Board of Trustees currently has established four standing committees: the Audit Committee, the Pricing Committee, the Risk Oversight Committee, and the Governance Committee. During the fiscal year ended February 28, 2011, the Audit Committee held [ ] meetings; the Pricing Committee held [ ] meetings; the Governance Committee held [ ] meetings; and the Risk Oversight Committee held [ ] meetings.
Audit Committee. The Audit Committee (i) oversees the Trust’s accounting and financial reporting policies and practices and internal controls over financial reporting; (ii) oversees the quality and objectivity of the Trust’s financial statements and the independent audit of those statements; (iii) appoints, determines the independence and compensation of, and oversees the work performed by the Trust’s independent auditors in preparing or issuing an audit report or related work; (iv) approves all audit and permissible non-audit services provided to the Trust, and certain other persons by the Trust’s independent auditors; and (v) acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Mr. Braverman and Mr. Tufano are members of the Audit Committee, and Mr. Glazer is an alternate member of the Audit Committee. Mr. Braverman is the Chairman of the Audit Committee.
Pricing Committee. The Pricing Committee oversees the valuation of the securities and other assets held by the Funds, reviews and makes recommendations regarding the Trust’s Pricing Policies, and, to the extent required by the Trust’s Pricing Policies, determines the fair value of the securities or other assets held by the Funds. Mr. Tufano and Mr. Glazer are members of the Pricing Committee, and Mr. Braverman is an alternate member of the Pricing Committee. Mr. Tufano is the Chairman of the Pricing Committee.
Risk Oversight Committee. The Risk Oversight Committee assists the Board in overseeing the management of risks applicable to the Funds to the extent those risks are not overseen by another standing committee of the Board or by the Board itself (e.g., financial reporting and audit-related operational or compliance risks, which are overseen by the Audit Committee, valuation-related operational or compliance risks, which are overseen by the Pricing Committee, or legal risks, which are overseen by the Board as a whole) including, without limitation, investment, operational and compliance risks. All of the Trustees are members of the Risk Oversight Committee, and Mr. Kittredge is the Chairman of the Risk Oversight Committee.
Governance Committee. The Governance Committee oversees general Fund governance-related matters, including making recommendations to the Board of Trustees relating to governance of the Trust, reviewing possible conflicts of interest and independence issues involving Trustees, considering the skill sets and qualifications of prospective Trustees and to propose to the Board candidates to serve as Trustees, overseeing the determination that any person serving as legal counsel for the Independent Trustees qualifies as “independent legal counsel”, as that term is defined in the 1940 Act, and performing any other functions delegated to it by the Board of Trustees. Mr. Glazer and Mr. Braverman are members of the Governance Committee, and Mr. Tufano is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.
As described above under “Information About Each Trustee’s Experience, Qualifications, Attributes or Skills for Board Membership”, the Governance Committee has responsibility for

96

recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying, and evaluating the skill sets and qualifications of, potential candidates. Prospective nominees may be recommended by the current Trustees, the Trust’s Officers, GMO, current shareholders or other sources that the Governance Committee deems appropriate. Candidates properly submitted by shareholders will be considered on the same basis as candidates recommended by other sources. The Governance Committee has full discretion to reject nominees who are recommended by shareholders.
The Governance Committee considers a variety of qualifications, skills and other attributes in evaluating potential candidates for nomination to the Board of Trustees. The attributes considered may include, but are not limited to: (i) relevant industry and related experience, including experience serving on other boards; (ii) skill sets, areas of expertise, abilities and judgment; and (iii) availability and commitment to attend meetings and to perform the responsibilities of a Trustee. In evaluating potential candidates, the Governance Committee also considers the overall composition of the Board of Trustees and assesses the needs of the Board and its committees.
Shareholders may recommend nominees to the Board of Trustees by writing the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A recommendation must (i) be in writing and signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.
Trustee Fund Ownership
The following table sets forth ranges of the current Trustees’ direct beneficial share ownership in the Funds offered in the Prospectus and the aggregate dollar ranges of their direct beneficial share ownership in all GMO Funds (including GMO Funds not offered in the Prospectus) as of December 31, 2010.

Aggregate Dollar Range of Shares
Directly Owned in all
	Dollar Range of	Funds of the Trust (whether
	Shares Directly Owned in	or not offered in the
Name/Funds Offered in the	Funds Offered in the	Prospectus)
Prospectus*	Prospectus*	Overseen by Trustee*
Donald W. Glazer
Alpha Only Fund	Over $100,000
Benchmark-Free Allocation Fund	Over $100,000	Over $100,000
Emerging Markets Fund	Over $100,000
Quality Fund	$10,001-$50,000

Peter Tufano	None	None

Paul Braverman	None	None

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Aggregate Dollar Range of Shares
Directly Owned in all
	Dollar Range of	Funds of the Trust (whether
	Shares Directly Owned in	or not offered in the
Name/Funds Offered in the	Funds Offered in the	Prospectus)
Prospectus*	Prospectus*	Overseen by Trustee*
Joseph B. Kittredge, Jr.
Short-Duration Collateral Share Fund	$50,001 - $100,000	$50,001- $100,000

[* Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, has not yet offered any shares for sale as of this date.]

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The following table sets forth ranges of Mr. Glazer’s and Mr. Kittredge’s indirect beneficial share ownership in the Funds offered in the Prospectus and the aggregate dollar range of their indirect beneficial share ownership in all GMO Funds (including GMO Funds not offered in the Prospectus), as of December 31, 2010, by virtue of their direct ownership of shares of certain Funds (as disclosed in the table immediately above) that invest in other GMO Funds and of other private investment companies managed by the Manager that invest in GMO Funds.

Aggregate Dollar Range of Shares
Indirectly Owned in all
	Dollar Range of	Funds of the Trust (whether
	Shares Indirectly Owned	or not offered in the
Name/Funds Offered in the	in Funds Offered in the	Prospectus)
Prospectus*	Prospectus*	Overseen by Trustee*
Donald W. Glazer
Alpha Only Fund	$10,001-$50,000	Over $100,000
Currency Hedged International Equity Fund	$10,001-$50,000
Emerging Country Debt Fund	$1-$10,000
Emerging Markets Fund	$10,001-$50,000
International Growth Equity Fund	Over $100,000
International Intrinsic Value Fund	Over $100,000
Quality Fund	Over $100,000
Short-Duration Collateral Fund	$1-$10,000
Strategic Fixed Income Fund	$10,001-$50,000
U.S. Core Equity Fund	Over $100,000
U.S. Treasury Fund	$10,001-$50,000

Joseph B. Kittredge, Jr.
Short-Duration Collateral Fund	$50,001- $100,000	$50,001- $100,000

[* Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, has not yet offered any shares for sale as of this date.]
Trustee Ownership of Securities Issued by the Manager or Principal Underwriter
None.
Trustee Ownership of Related Companies
The following table sets forth information about securities owned by the current Independent Trustees and their family members, as of December 31, 2010, in the Manager, Funds Distributor, LLC, the Funds’ principal underwriter, or entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, LLC.

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Name of
Name of Non-	Owner(s) and
Interested	Relationship		Title of	Value of	% of
Trustee	to Trustee	Company	Class	Securities[2]	Class
Donald W. Glazer	Self	GMO Multi-Strategy Fund (Offshore), a private investment company managed by the Manager[1]	Limited partnership interest — Class A	$1,092,661.10	0.032%

Peter Tufano	N/A	None	N/A	N/A	N/A

Paul Braverman	N/A	None	N/A	N/A	N/A

[1]	The Manager may be deemed to “control” this fund by virtue of its serving as investment manager of the fund and by virtue of its ownership of all the outstanding voting shares of the fund as of December 31, 2010.

[2]	Securities valued as of December 31, 2010.

Remuneration. The Trust has adopted a compensation policy for its Trustees. Each Trustee receives an annual retainer from the Trust for his services. In addition, each Chairman of the Trust’s standing committees and the Chairman of the Board of Trustees receive an annual fee. Each Trustee also is paid a fee for participating in in-person and telephone meetings of the Board of Trustees and its committees, and a fee for consideration of actions proposed to be taken by written consent. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.
Other than as set forth in the following table, no Trustee of the Trust received any direct compensation from the Trust or any Fund offered in the Prospectus during the fiscal year ended February 28, 2011:
[To be updated by amendment.]

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Name of Person, Position
	Donald W.			W. Nicholas			Peter			Paul			Joseph B.
	Glazer, Esq.,			Thorndike,			Tufano,			Braverman,			Kittredge, Jr.,
	Trustee			Trustee[1]			Trustee			Trustee[2]			Trustee[2]
Compensation from Each Fund Offered in the Prospectus:
U.S. Core Equity Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Tobacco-Free Core Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Quality Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
U.S. Intrinsic Value Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
U.S. Growth Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
U.S. Small/Mid Cap Value Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
U.S. Small/Mid Cap Growth Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Real Estate Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Tax-Managed U.S. Equities Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
International Core Equity Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
International Intrinsic Value Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
International Growth Equity Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Developed World Stock Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
International Small Companies Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Tax-Managed International Equities Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Foreign Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Foreign Small Companies Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Emerging Markets Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Emerging Countries Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Emerging Domestic Opportunities Fund	$	[ ]	[3]	$	[ ]	[3]	$	[ ]	[3]	$	[ ]	[3]	$	[ ]	[3]
Taiwan Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Flexible Equities Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Currency Hedged International Equity Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Domestic Bond Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Core Plus Bond Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
International Bond Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Strategic Fixed Income Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Currency Hedged International Bond Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Global Bond Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Emerging Country Debt Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Short-Duration Investment Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Short-Duration Collateral Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Short-Duration Collateral Share Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Inflation Indexed Plus Bond Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
U.S. Treasury Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]

101

Name of Person, Position
	Donald W.			W. Nicholas			Peter			Paul			Joseph B.
	Glazer, Esq.,			Thorndike,			Tufano,			Braverman,			Kittredge, Jr.,
	Trustee			Trustee[1]			Trustee			Trustee[2]			Trustee[2]
Asset Allocation Bond Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Asset Allocation International Bond Fund	$	[ ]	[3]	$	[ ]	[3]	$	[ ]	[3]	$	[ ]	[3]	$	[ ]	[3]
U.S. Equity Allocation Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
International Equity Allocation Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
International Opportunities Equity Allocation Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Global Equity Allocation Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
World Opportunities Equity Allocation Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Global Balanced Asset Allocation Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Strategic Opportunities Allocation Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Benchmark-Free Allocation Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Alpha Only Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Pension or Retirement Benefits Accrued as Part of Fund Expenses:		N/A			N/A			N/A			N/A			N/A
Estimated Annual Benefits Upon Retirement:		N/A			N/A			N/A			N/A			N/A
Total Compensation from the Trust:	$	[ ]	[4]	$	[ ]	[4]	$	[ ]	[4]	$	[ ]	[4]	$	[ ]	[4]

[1]	Mr. Thorndike resigned as a Trustee effective December 2010 and no longer serves as a Trustee of the Trust.

[2]	Reflects actual direct compensation received during the fiscal year ended February 28, 2011. Each of Paul Braverman and Joseph B. Kittredge, Jr. was elected as Trustee effective March 2010.

[3]	Reflects an estimate of the direct compensation to be paid to each Trustee for the Fund’s initial fiscal year ending February 28, 2012. Actual direct compensation paid to the Trustees will vary depending on the net assets of the Fund throughout its initial fiscal year.

[4]	Reflects actual direct compensation received during the fiscal year ended February 28, 2011 from Funds of the Trust that had commenced operations on or before February 28, 2011, including GMO Funds that are not offered through the Prospectus.

Other than as set forth in the following table, no officer of the Trust received aggregate compensation exceeding $60,000 from any Fund offered in the Prospectus during the fiscal year ended February 28, 2011.
[To be updated by amendment.]

102

Name of Person, Position
Michael E. Gillespie,[1]
Chief Compliance Officer
Compensation exceeding $60,000 received from any Fund offered in the Prospectus: ·
[ ]	$ [ ]
[ ]	$ [ ]
Pension or Retirement Benefits Accrued as Part of Fund Expenses:	N/A
Estimated Annual Benefits Upon Retirement:	N/A

[1]	[Michael E. Gillespie served as Chief Compliance Officer of the Trust for the fiscal year ended February 28, 2010. As of February 14, 2011, John McGinty is Chief Compliance Officer of the Trust.]

Mr. Kittredge does not receive any compensation from the Trust, but as a member of the Manager will benefit from management, shareholder servicing, administration, and any other fees paid to GMO and its affiliates by the Funds and various other GMO Funds not offered through the Prospectuses. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.
As of [ ____, 2011], the Trustees and officers of the Trust as a group owned [less than 1%] of the outstanding shares of each class of shares of each Fund offered in the Prospectus. [Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, has not yet offered any shares for sale as of this date.]
Code of Ethics. The Trust and the Manager have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Funds are permitted, subject to compliance with the Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.
The non-interested Trustees of the Trust are subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities transactions or to identify his or her brokerage accounts to a Fund or its representatives, subject to certain limited exceptions specified in the Code of Ethics.

103

INVESTMENT ADVISORY AND OTHER SERVICES
Management Contracts
As disclosed in the Prospectus under the heading “Management of the Trust,” under separate Management Contracts (each, a “Management Contract”) between the Trust, on behalf of the Funds, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager furnishes continuously an investment or asset allocation program, as applicable, for each Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under “Portfolio Transactions — Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.
[In addition, as disclosed in the Prospectus, the Manager has contractually agreed to waive and/or reimburse each Fund for specified Fund expenses through at least June 30, 2012.] [[To be updated by amendment.]]
Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.
Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of the Manager) and by the relevant Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by the Manager to the Trust.
For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund’s average daily net assets. Pursuant to their Management Contracts, the Funds that commenced operations prior to the end of the most recent fiscal year have paid the following amounts as Management Fees to the Manager during the last three fiscal years:
[To be updated by amendment.]

104

	Gross		Reduction		Net
U.S. CORE EQUITY FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		5,916,928		522,979		5,393,949
Year ended 2/28/09		8,713,227		657,777		8,055,450

TOBACCO-FREE CORE FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		65,815		65,815		0
Year ended 2/28/09		81,514		81,514		0

QUALITY FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		40,256,218		2,309,811		37,946,407
Year ended 2/28/09		29,784,343		1,475,298		28,309,045

U.S. INTRINSIC VALUE FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		19,541		19,541		0
Year ended 2/28/09		63,735		63,735		0

U.S. GROWTH FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		129,936		129,936		0
Year ended 2/28/09		327,610		175,580		152,030

U.S. SMALL/MID CAP VALUE FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		46,584		46,584		0
Year ended 2/28/09		71,313		71,313		0

U.S. SMALL/MID CAP GROWTH FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		16,568		16,568		0
Year ended 2/28/09		20,454		20,454		0

105

	Gross		Reduction		Net
REAL ESTATE FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		40,048		40,048		0
Year ended 2/28/09		56,747		56,747		0

TAX-MANAGED U.S. EQUITIES FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		37,649		37,649		0
Year ended 2/28/09		198,196		101,441		96,755

INTERNATIONAL CORE EQUITY FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		15,591,754		2,074,060		13,517,694
Year ended 2/28/09		17,737,003		2,276,350		15,460,653

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		25,304,308		2,530,455		22,773,853
Year ended 2/28/09		31,414,815		2,981,508		28,433,307

INTERNATIONAL GROWTH EQUITY FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		12,726,794		1,500,183		11,226,611
Year ended 2/28/09		15,090,970		1,671,830		13,419,140

DEVELOPED WORLD STOCK FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		1,558,927		394,223		1,164,704
Year ended 2/28/09		1,855,185		470,537		1,384,648

INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		5,613,055		866,619		4,746,436
Year ended 2/28/09		3,305,724		686,093		2,619,631

106

	Gross		Reduction		Net
TAX-MANAGED INTERNATIONAL EQUITIES FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		2,676,033		499,462		2,176,571
Year ended 2/28/09		4,048,795		834,130		3,214,665

FOREIGN FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		20,509,678		1,836,978		18,672,700
Year ended 2/28/09		37,348,751		3,187,460		34,161,291

FOREIGN SMALL COMPANIES FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		2,111,764		400,611		1,711,153
Year ended 2/28/09		5,028,384		798,420		4,229,964

EMERGING MARKETS FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		68,764,224		2,371,724		66,392,500
Year ended 2/28/09		77,280,205		597,813		76,682,392

EMERGING COUNTRIES FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		1,154,735		439,346		715,389
Year ended 2/28/09		1,702,677		399,673		1,303,004

EMERGING DOMESTIC OPPORTUNITIES FUND

Commencement of Operations [(mm/dd/yy)] Through 2/28/11	$	[ ]	$	[ ]	$	[ ]

TAIWAN FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]

107

	Gross		Reduction		Net
Year ended 2/28/10		979,422		0		979,422
Year ended 2/28/09		1,285,293		N/A		1,285,293

FLEXIBLE EQUITIES FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		2,314,167		478,960		1,835,207
Commencement of Operations (12/12/08) Through 2/28/09		13,453,668		10,247,773		3,205,895

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		150,076		150,076		0
Year ended 2/28/09		136,868		136,868		0

DOMESTIC BOND FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		870,266		655,477		214,789
Year ended 2/28/09		1,187,642		269,141		918,501

CORE PLUS BOND FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		776,919		252,612		524,307
Year ended 2/28/09		1,769,661		530,585		1,239,076

INTERNATIONAL BOND FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		525,955		245,460		280,495
Year ended 2/28/09		974,604		315,656		658,948

STRATEGIC FIXED INCOME FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]

108

	Gross		Reduction		Net
Year ended 2/28/10		5,623,049		689,160		4,933,889
Year ended 2/28/09		9,947,921		990,126		8,957,795

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		324,720		152,338		172,382
Year ended 2/28/09		351,634		183,060		168,574

GLOBAL BOND FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		504,961		90,268		414,693
Year ended 2/28/09		591,744		72,314		519,430

EMERGING COUNTRY DEBT FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		7,078,307		0		7,078,307
Year ended 2/28/09		8,355,373		0		8,355,373

SHORT-DURATION INVESTMENT FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		3,286		3,286		0
Year ended 2/28/09		3,479		3,479		0

SHORT-DURATION COLLATERAL FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		0		0		0
Year ended 2/28/09		0		0		0

SHORT-DURATION COLLATERAL SHARE FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		14,929		14,929		0
Year ended 2/28/09		13,329		13,329		0

INFLATION INDEXED PLUS BOND FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]

109

	Gross		Reduction		Net
Year ended 2/28/10		998,649		378,539		620,110
Year ended 2/28/09		594,279		209,312		384,967

U.S. TREASURY FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Commencement of Operations (3/17/09) Through 2/28/10		314,070		314,070		0

ASSET ALLOCATION BOND FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Commencement of Operations (3/18/09) Through 2/28/10		1,527,538		248,713		1,278,825

U.S. EQUITY ALLOCATION FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		0		0		0
Year ended 2/28/09		0		0		0

INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		0		0		0
Year ended 2/28/09		0		0		0

INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		0		0		0
Year ended 2/28/09		0		0		0

GLOBAL EQUITY ALLOCATION FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		0		0		0
Year ended 2/28/09		0		0		0

WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]

110

	Gross		Reduction		Net
Year ended 2/28/10		0		0		0
Year ended 2/28/09		0		0		0

GLOBAL BALANCED ASSET ALLOCATION FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		0		0		0
Year ended 2/28/09		0		0		0

STRATEGIC OPPORTUNITIES ALLOCATION FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		$0		$0		$0
Year ended 2/28/09		0		0		0

BENCHMARK-FREE ALLOCATION FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		0		0		0
Year ended 2/28/09		0		0		0

ALPHA ONLY FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		6,462,026		5,065,614		1,396,412
Year ended 2/28/09		13,453,668		10,247,773		3,205,895
[Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, has not yet paid any Management Fees to the Manager as of this date.]
In the event that the Manager ceases to be the manager of a Fund, the right of the Trust to use the identifying name “GMO” may be withdrawn.
Portfolio Management
Day-to-day management of each Fund, and in the case of Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund, overall investment management and strategic direction, is the responsibility of one of several divisions comprising investment professionals associated with the Manager. Each division’s members work collaboratively to manage a Fund’s portfolio, and no one person is primarily responsible for day-to-day management of any Fund.

111

The following table sets forth information about accounts overseen or managed by the senior members of the divisions as of February 28, 2011.
[To be updated by amendment.]

112

Registered investment companies managed
	(including non-GMO mutual fund		Other pooled investment vehicles		Separate accounts managed
Senior Member	subadvisory relationships)		managed (world-wide)		(world-wide)
			Number of		Number of
	Number of accounts[1]	Total assets[1,2]	accounts	Total assets	accounts	Total assets
Amit Bhartia	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Thomas Cooper	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Arjun Divecha	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Thomas Hancock	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Anthony Hene	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Ben Inker	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
William Joyce	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Drew Spangler	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
William Nemerever	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Sam Wilderman	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Registered investment companies managed
	for which GMO receives a performance-		Other pooled investment vehicles		Separate accounts managed (world-
	based fee (including non-GMO mutual		managed (world-wide) for which GMO		wide) for which GMO receives a
	fund subadvisory relationships)		receives a performance-based fee		performance-based fee
			Number of		Number of
	Number of accounts	Total assets	accounts	Total assets	accounts	Total assets
Amit Bhartia	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Thomas Cooper	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Arjun Divecha	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Thomas Hancock	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Anthony Hene	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Ben Inker	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
William Joyce	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Drew Spangler	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
William Nemerever	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Sam Wilderman	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

[1]	Includes GMO Funds (including GMO Funds not offered through the Prospectus) that had commenced operations on or before February 28, 2011.

[2]	For some senior members, “Total assets” includes assets invested by other GMO Funds.

113

Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.
Senior members of each division are generally members (partners) of GMO. As of February 28, 2011, the compensation of each senior member consisted of a fixed annual base salary, a partnership interest in the firm’s profits and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. A discretionary bonus may also be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. A GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.
Senior Member Fund Ownership. The following table sets forth the dollar range of each senior member’s direct beneficial share ownership, as of February 28, 2011, of Funds offered in the Prospectus that were overseen or managed by the senior member as of February 28, 2011:
[To be updated by amendment.]

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund[1]
Thomas Cooper	Domestic Bond Fund	[ ]
Core Plus Bond Fund
International Bond Fund
Strategic Fixed Income Fund
Currency Hedged International Bond Fund
Global Bond Fund
Emerging Country Debt Fund
Short-Duration Investment Fund
Short-Duration Collateral Fund
Short-Duration Collateral Share Fund
Inflation Indexed Plus Bond Fund
U.S. Treasury Fund
Asset Allocation Bond Fund

Arjun Divecha	Emerging Markets Fund	[ ]
Emerging Countries Fund
Emerging Domestic Opportunities Fund
Taiwan Fund

Amit Bhartia	Emerging Domestic Opportunities Fund	[ ]

114

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund[1]
Thomas Hancock	U.S. Core Equity Fund	[ ]
Tobacco-Free Core Fund
Quality Fund
U.S. Intrinsic Value Fund
U.S. Growth Fund
U.S. Small/Mid Cap Value Fund
U.S. Small/Mid Cap Growth Fund
Real Estate Fund
Tax-Managed U.S. Equities Fund
International Core Equity Fund
International Intrinsic Value Fund
International Growth Equity Fund
Developed World Stock Fund
International Small Companies Fund
Tax-Managed International Equities Fund
Flexible Equities Fund

Anthony Hene	Developed World Stock Fund	[ ]

Ben Inker	Strategic Fixed Income Fund	[ ]
Flexible Equities Fund
Asset Allocation Bond Fund
U.S. Equity Allocation Fund
International Equity Allocation Fund
International Opportunities Equity
Allocation Fund
Global Equity Allocation Fund
World Opportunities Equity Allocation Fund
Global Balanced Asset Allocation Fund
Strategic Opportunities Allocation Fund
Benchmark-Free Allocation Fund
Alpha Only Fund
Currency Hedged International Equity Fund

William Joyce	Quality Fund	[ ]

William Nemerever	Domestic Bond Fund	[ ]
Core Plus Bond Fund
International Bond Fund
Strategic Fixed Income Fund
Currency Hedged International Bond Fund
Global Bond Fund
Emerging Country Debt Fund
Short-Duration Investment Fund
Short-Duration Collateral Fund
Short-Duration Collateral Share Fund
Inflation Indexed Plus Bond Fund
U.S. Treasury Fund
Asset Allocation Bond Fund

Drew Spangler	Foreign Fund	[ ]
Foreign Small Companies Fund
Flexible Equities Fund

115

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund[1]
Sam Wilderman	U.S. Core Equity Fund	[ ]
Tobacco-Free Core Fund
Quality Fund
U.S. Intrinsic Value Fund
U.S. Growth Fund
U.S. Small/Mid Cap Value Fund
U.S. Small/Mid Cap Growth Fund
Real Estate Fund
Tax-Managed U.S. Equities Fund
International Core Equity Fund
International Intrinsic Value Fund
International Growth Equity Fund
Developed World Stock Fund
International Small Companies Fund
Tax-Managed International Equities Fund
Flexible Equities Fund

[1]	[Asset Allocation International Bond Fund will commence operations on or following the date of this SAI. Therefore, this Fund has not yet offered any shares for sale and the senior members have no ownership of this Fund as of this date.]

The following table sets forth the dollar range of each senior member’s indirect beneficial share ownership in the Funds that were overseen or managed by the senior member, as of February 28, 2011, by virtue of the senior member’s direct ownership of shares of certain other Funds of the Trust that invest in the Funds:
[To be updated by amendment.]

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund[1]
Thomas Cooper	[ ]	[ ]
Arjun Divecha	[ ]	[ ]
Amit Bhartia	[ ]	[ ]
Thomas Hancock	[ ]	[ ]
Anthony Hene	[ ]	[ ]
Ben Inker	[ ]	[ ]
William Joyce	[ ]	[ ]
William Nemerever	[ ]	[ ]
Drew Spangler	[ ]	[ ]
Sam Wilderman	[ ]	[ ]

[1]	[Asset Allocation International Bond Fund will commence operations on or following the date of this SAI. Therefore, this Fund has not yet offered any shares for sale and the senior members have no ownership of this Fund as of this date.]

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Custodial Arrangements and Fund Accounting Agents. As described in the Prospectus, State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of certain of the Funds, and Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the other Funds. As such, State Street Bank or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, State Street Bank or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of State Street Bank and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.
Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with the Funds of the Trust (except for U.S. Treasury Fund and Short-Duration Collateral Fund), GMO provides direct client service, maintenance, and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not “interested persons” of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days’ written notice to the other party.
The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, each Fund that commenced operations prior to the end of the most recent fiscal year paid GMO the following amounts (after reimbursement by GMO) during the last three fiscal years:
[To be updated by amendment.]

	March 1, 2008	March 1, 2009	March 1, 2010
	Through	Through	Through
	February 28,	February 28,	February 28,
	2009	2010	2011
U.S. Core Equity Fund	$2,463,206	$1,762,705	$	[ ]
Tobacco-Free Core Fund	$37,052	$29,916	$	[ ]
Quality Fund	$7,180,054	$10,466,500	$	[ ]
U.S. Intrinsic Value Fund	$30,839	$9,456	$	[ ]
U.S. Growth Fund	$123,660	$61,985	$	[ ]
U.S. Small/Mid Cap Value Fund	$34,506	$22,541	$	[ ]
U.S. Small/Mid Cap Growth Fund	$9,897	$8,017	$	[ ]
Real Estate Fund	$25,794	$18,204	$	[ ]

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	March 1, 2008	March 1, 2009	March 1, 2010
	Through	Through	Through
	February 28,	February 28,	February 28,
	2009	2010	2011
Tax-Managed U.S. Equities Fund	$90,089	$17,113	$	[ ]
International Core Equity Fund	$3,648,744	$3,718,217	$	[ ]
International Intrinsic Value Fund	$7,305,330	$6,360,153	$	[ ]
International Growth Equity Fund	$3,155,351	$2,674,851	$	[ ]
Developed World Stock Fund	$520,187	$443,244	$	[ ]
International Small Companies Fund	$826,431	$1,403,264	$	[ ]
Tax-Managed International Equities Fund	$1,173,082	$802,810	$	[ ]
Foreign Fund	$8,275,293	$5,265,140	$	[ ]
Foreign Small Companies Fund	$842,859	$425,524	$	[ ]
Emerging Markets Fund	$8,833,678	$10,174,137	$	[ ]
Emerging Countries Fund	$350,077	$222,128	$	[ ]
Emerging Domestic Opportunities Fund	N/A	N/A	$	[ ]	(a)
Taiwan Fund	$238,017	$181,374	$	[ ]
Flexible Equities Fund	$46,314 (b)	$278,106	$	[ ]
Currency Hedged International Equity Fund	$15,943	$17,082	$	[ ]
Domestic Bond Fund	$786,564	$700,358	$	[ ]
Core Plus Bond Fund	$736,723	$321,399	$	[ ]
International Bond Fund	$566,827	$303,705	$	[ ]
Strategic Fixed Income Fund	$2,264,039	$1,321,199	$	[ ]
Currency Hedged International Bond Fund	$204,914	$188,570	$	[ ]
Global Bond Fund	$453,775	$383,630	$	[ ]
Emerging Country Debt Fund	$2,669,869	$2,323,902	$	[ ]
Short-Duration Investment Fund	$10,438	$9,858	$	[ ]
Short-Duration Collateral Share Fund	$39,987	$44,790	$	[ ]
Inflation Indexed Plus Bond Fund	$181,602	$298,295	$	[ ]
Asset Allocation Bond Fund	N/A	$374,898 (c)	$	[ ]
U.S. Equity Allocation Fund	$0	$0	$	[ ]
International Equity Allocation Fund	$0	$0	$	[ ]
International Opportunities Equity Allocation Fund	$0	$0	$	[ ]
Global Equity Allocation Fund	$0	$0	$	[ ]
World Opportunities Equity Allocation Fund	$0	$0	$	[ ]
Global Balanced Asset Allocation Fund	$0	$0	$	[ ]
Strategic Opportunities Allocation Fund	$0	$0	$	[ ]
Benchmark-Free Allocation Fund	$0	$0	$	[ ]
Alpha Only Fund	$1,159,964	$516,212	$	[ ]

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(a)	Reflects fees paid from the Fund’s commencement of operations on [ ] through February 28, 2011.

(b)	Reflects fees paid from the Fund’s commencement of operations on December 12, 2008 through February 28, 2009.

(c)	Reflects fees paid from the Fund’s commencement of operations on March 18, 2009 through February 28, 2010.

[Asset Allocation International Bond Fund will commence operations on or following the date of this SAI and, therefore, has not yet paid any amounts to GMO pursuant to the terms of the Servicing Agreement as of this date.]
Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is [               ], [          ]. [               ] conducts annual audits of the Trust’s financial statements, assists in the preparation of each Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, and provides assistance in connection with the preparation of various SEC filings.
Distributor. Funds Distributor, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, serves as the Trust’s distributor on behalf of the Funds. GMO pays all distribution-related expenses of the Funds (other than distribution fees paid pursuant to the Distribution and Service (12b-1) Plan for Class M Shares or administrative fees related thereto).
Counsel. Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.
Transfer Agent. State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.
PORTFOLIO TRANSACTIONS
Decisions to buy and sell portfolio securities for each Fund and for each of its other investment advisory clients are made by the Manager with a view to achieving each client’s investment objectives taking into consideration other account-specific factors such as, without limitation, cash flows into or out of the account, current holdings, the account’s benchmark(s), applicable regulatory limitations, liquidity, cash restrictions, applicable transaction documentation requirements, market registration requirements and/or time constraints limiting the Manager’s ability to confirm adequate transaction documentation or seek interpretation of investment guideline ambiguities. Therefore, a particular security may be bought or sold only for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Also, a particular security may be bought/sold for one or more clients when one or more other clients are selling/buying the security or taking a short position in the security, including clients invested in the same investment strategy.
To the extent permitted by applicable law, the Manager’s compliance policies and procedures and a client’s investment guidelines, the Manager may engage in “cross trades” where, as

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investment manager to a client account, the Manager causes that client account to purchase a security directly from (or sell a security directly to) another client account.
In certain cases, the Manager may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner and/or managing member (“GMO Private Funds”). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a Fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar Fund (or, in some cases, may have no investment in the similar Fund). The Manager itself also makes investments in GMO Private Funds. To help manage these potential conflicts, the Manager has developed and reviewed with the Trust’s Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings (“IPOs”) and other limited opportunities that takes into account the needs and objectives of each Fund and the other GMO clients.
Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.
Brokerage and Research Services. In selecting brokers and dealers to effect portfolio transactions for each Fund, the Manager seeks best execution. Best execution is not based solely on the explicit commission charged by the broker/dealer and, consequently, a broker/dealer effecting a transaction may be paid a commission higher than that charged by another broker/dealer for the same transaction. Seeking best price and execution involves the weighing of qualitative as well as quantitative factors, and evaluations of best execution are, to a large extent, possible, if at all, only after multiple trades have been completed. The Manager does place trades with broker/dealers that provide investment ideas and other research services, even if the relevant broker has not yet demonstrated an ability to effect best price and execution; however, trading with such a broker (as with any and all brokers) will typically be curtailed or suspended, in due course, if the Manager is not reasonably satisfied with the quality of particular trade executions, unless or until the broker has altered its execution capabilities in such a way that the Manager can reasonably conclude that the broker is capable of achieving best price and execution.
The determination of what may constitute best price and execution involves a number of considerations, including, without limitation, the overall net economic result to a Fund; the efficiency with which the transaction is effected; access to order flow; the ability of the executing broker/dealer to effect the transaction where a large block is involved; reliability (e.g., lack of failed trades); availability of the broker/dealer to stand ready to execute possibly difficult transactions in the future; technological capabilities of the broker/dealer; the broker/dealer’s inventory of securities sought; the financial strength and stability of the broker/dealer; and the relative weighting of opportunity costs (i.e., timeliness of execution) by different strategies. Additionally, regulations in certain markets, primarily emerging markets, require the Manager to identify and trade with one or a limited number of brokers on behalf of clients. In some

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instances, the Manager may utilize principal bids with consideration to such factors as reported broker flow, past bids and a firm’s ability and willingness to commit capital. Most of the foregoing are subjective considerations made in advance of the trade and are not always borne out by the actual execution.
The Manager’s broker/dealer selection may, in addition to the factors listed above, also be based on research services provided by the broker/dealer. In seeking best execution and in determining the overall reasonableness of brokerage commissions, the Manager may consider research services received by broker-dealers and therefore, may have an incentive to select or recommend a broker-dealer based on the Manager’s interest in receiving the research or other products or services, rather than on the lowest commission charged. The Manager may also direct trades to broker/dealers based in part on the broker/dealers’ history of providing, and capability to continue providing, pricing information for securities purchased. Best execution may be determined for investment strategies without regard to client specific limitations.
Generally, the Manager determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net economic effect to the particular Fund; (ii) historical and current commission rates; (iii) the kind and quality of the execution services rendered; (iv) the size and nature of the transactions effected; and (v) research services received. These factors are considered mostly over multiple transactions covering extended periods of time and are used to evaluate the relative performance of the brokers and other institutions used to effect transactions for accounts. In some instances, the Manager may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) because the trades were filled at the price set at an agreed upon time (e.g., previous night’s close). In those cases, any additional “impact” or cost is represented by the cents per share or basis points extra paid in addition to a typical commission rate.
Because the Manager will frequently use broker/dealers that provide research in all markets and that research is a factor in evaluating broker/dealers, the Manager relies on the statutory safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). However, the Manager does not participate in any formal soft dollar arrangements involving third party research (i.e., research provided by someone other than the executing broker/dealer) or the payment of any of the Manager’s out-of-pocket expenses. In all cases, the research services received by the Manager are limited to the types of research contemplated by Section 28(e) of the 1934 Act. Research services provided by broker/dealers take various forms, including personal interviews with analysts, written reports, pricing services in respect of securities, and meetings arranged with various sources of information regarding particular issuers, industries, governmental policies, specific information about local markets and applicable regulations, economic trends, and other matters. To the extent that services of value are received by the Manager, the Manager may avoid expenses which might otherwise be incurred. Such services furnished to the Manager may be used in furnishing investment or other advice to all or some subset of the Manager’s clients, including the Funds, and services received from a broker/dealer that executed transactions for a particular Fund will not necessarily be used by the Manager specifically in servicing that particular Fund.

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The Trust paid, on behalf of the Funds that commenced operations prior to the end of the most recent fiscal year, the following amounts in brokerage commissions during the three most recent fiscal years:
[To be updated by amendment.]

	March 1, 2008	March 1, 2009	March 1, 2010
	Through	Through	Through
	February 28, 2009	February 28, 2010	February 28, 2011
U.S. Core Equity Fund	$1,858,035	$706,610	$	[ ]
Tobacco-Free Core Fund	$16,867	$8,045	$	[ ]
Quality Fund	$4,377,468	$3,043,002	$	[ ]
U.S. Intrinsic Value Fund	$21,250	$2,454	$	[ ]
U.S. Growth Fund	$81,767	$37,897	$	[ ]
U.S. Small/Mid Cap Value Fund	$29,357	$38,091	$	[ ]
U.S. Small/Mid Cap Growth Fund	$8,287	$7,853	$	[ ]
Real Estate Fund	$3,087	$4,041	$	[ ]
Tax-Managed U.S. Equities Fund	$48,279	$4,747	$	[ ]
International Core Equity Fund	$2,417,140	$1,929,932	$	[ ]
International Intrinsic Value Fund	$3,992,583	$2,075,151	$	[ ]
International Growth Equity Fund	$2,322,342	$1,739,412	$	[ ]
Developed World Stock Fund	$208,517	$145,634	$	[ ]
International Small Companies Fund	$541,433	$826,721	$	[ ]
Tax-Managed International Equities Fund	$739,873	$274,106	$	[ ]
Foreign Fund	$8,651,031	$6,010,580	$	[ ]
Foreign Small Companies Fund	$1,127,462	$745,971	$	[ ]
Emerging Markets Fund	$25,092,347	$26,902,429	$	[ ]
Emerging Countries Fund	$819,173	$515,562	$	[ ]
Emerging Domestic Opportunities Fund	—	—	$	[ ]	(a)
Taiwan Fund	$210,700	$188,358	$	[ ]
Flexible Equities Fund	$189,753 (b)	$212,182	$	[ ]
Currency Hedged International Equity Fund	—	—	$	[ ]
Domestic Bond Fund	$231,409	$34,602	$	[ ]
Core Plus Bond Fund	$145,372	$22,384	$	[ ]
International Bond Fund	$103,020	$31,212	$	[ ]
Strategic Fixed Income Fund	$243,738	$8,131	$	[ ]
Currency Hedged International Bond Fund	$54,424	$19,411	$	[ ]
Global Bond Fund	$64,855	$48,740	$	[ ]
Emerging Country Debt Fund	$21,364	$22,236	$	[ ]

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	March 1, 2008	March 1, 2009	March 1, 2010
	Through	Through	Through
	February 28, 2009	February 28, 2010	February 28, 2011
Short-Duration Investment Fund	—	—	$	[ ]
Short-Duration Collateral Fund	$7,971	—	$	[ ]
Short-Duration Collateral Share Fund	—	—	$	[ ]
Inflation Indexed Plus Bond Fund	$25,747	$20,436	$	[ ]
U.S. Treasury Fund	—	$ [ ] (c)	$	[ ]
Asset Allocation Bond Fund	—	$109,586 (d)	$	[ ]
U.S. Equity Allocation Fund	—	—	$	[ ]
International Equity Allocation Fund	—	—	$	[ ]
International Opportunities Equity Allocation Fund	—	—	$	[ ]
Global Equity Allocation Fund	—	—	$	[ ]
World Opportunities Equity Allocation Fund	—	—	$	[ ]
Global Balanced Asset Allocation Fund	—	—	$	[ ]
Strategic Opportunities Allocation Fund	—	—	$	[ ]
Benchmark-Free Allocation Fund	—	—	$	[ ]
Alpha Only Fund	$1,060,189	$497,222	$	[ ]

(a)	Reflects commissions generated from the Fund’s commencement of operations on [ ] through February 28, 2011.

(b)	Reflects commissions generated from the Fund’s commencement of operations on December 12, 2008 through February 28, 2009.

(c)	Reflects commissions generated from the Fund’s commencement of operations on March 17, 2009 through February 28, 2010.

(d)	Reflects commissions generated from the Fund’s commencement of operations on March 18, 2009 through February 28, 2010.

Differences in the amount of brokerage commissions paid by a Fund during a Fund’s three most recent fiscal years (as disclosed in the table above) are generally the result of (i) active trading strategies employed by the Manager when responding to changes in market conditions, (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions, (iii) rebalancing portfolios to reflect the results of the Manager’s portfolio management models, or (iv) changes in commission rates in the relevant markets. Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in the Fund’s investment objective or strategies. [To be updated by amendment.]

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[Asset Allocation International Bond Fund will commence operations on or following the date of this SAI and, therefore, has not yet paid any brokerage commissions as of this date.]
Each Fund that commenced operations prior to the end of the most recent fiscal year paid affiliated brokers the following amounts in brokerage commissions during the three most recent fiscal years:
[To be updated by amendment.]

	March 1, 2008	March 1, 2009	March 1, 2010
	Through	Through	Through
Name of Fund	February 28, 2009	February 28, 2010	February 28, 2011
	$[ ]	$[ ]	$[ ]
The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended February 28, 2011, the name of each such broker or dealer, and the value of each Fund’s aggregate holdings of the securities of each issuer as of February 28, 2011:
[To be updated by amendment.]

Aggregate Value of Holdings
Name of Fund	Name of Broker or Dealer	as of February 28, 2011

Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker/dealer or its affiliates and a Fund, the Manager or the Fund’s distributor, all of the Funds may refrain, or be required to refrain, from engaging in principal trades with such broker/dealer. Additionally, the Funds may be restricted in their ability to purchase securities issued by affiliates of the Funds’ distributor.
PROXY VOTING POLICIES AND PROCEDURES
The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Funds. The Trust’s proxy voting policy and the Manager’s proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix C.
The Manager’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Trust’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

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DISCLOSURE OF PORTFOLIO HOLDINGS
The policy of the Trust is to protect the confidentiality of each Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and material amendments require its approval.
Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over those policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies and, therefore, potentially similar portfolio holdings.
Neither GMO nor any Fund will receive any compensation or other consideration in connection with its disclosure of a Fund’s portfolio holdings.
GMO may disclose a Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders, qualified potential shareholders as determined by GMO, and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website. The Funds’ Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. The largest fifteen holdings of some GMO Funds are posted monthly on GMO’s website and typically are available to shareholders without a confidentiality agreement. In addition, from time to time position attribution information regarding one or more Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). In response to market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis as circumstances warrant. Typically, no confidentiality agreement is needed to access this information.
GMO also may make Portfolio Holdings Information available to Permitted Recipients by email, or by any other means in such scope and form and with such frequency as GMO may reasonably determine, no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund’s Prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or on the same day as a publicly available, routine filing with the SEC that includes the Portfolio Holdings Information.
GMO also may disclose portfolio holdings information to all shareholders of a Fund and their consultants and agents from time-to-time. Such disclosure may be made by email, written notice or any other means in such scope and form as GMO may reasonably determine, and will not be

125

subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.
Except as otherwise noted, to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates.
In some cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. That disclosure may only be made if senior management of GMO determines that it is in the best interests of the shareholders of the Fund to which the information relates. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund’s shareholders. GMO will seek to monitor a recipient’s use of the Portfolio Holdings Information provided under these agreements and, if the terms of the agreements are violated, terminate disclosure and take appropriate action.
The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO’s affiliates, the Funds’ custodians and auditors, the Funds’ pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund’s behalf, and persons assisting the Funds in the voting of proxies. In addition, (i) when an investor indicates that it wants to purchase shares of a Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund; and (ii) when the Fund determines to pay redemption proceeds wholly or partly in-kind with securities, GMO may make available a list of securities it intends to deliver from the Fund.
No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.
Senior management of GMO may authorize any exceptions to these procedures. Exceptions must be disclosed to the Chief Compliance Officer of the Trust.
If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interests of a Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO is required to inform the Trust’s Chief Compliance Officer of the potential conflict, and the Trust’s Chief Compliance Officer has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s Chief Compliance Officer also is required to report his decision to the Board of Trustees.

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GMO periodically reports the following information to the Board of Trustees:
•	Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;

•	The nature and scope of disclosure of Portfolio Holdings Information to third parties;

•	Exceptions to the disclosure policy authorized by senior management of GMO; and

•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.
Ongoing Arrangements To Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to [               ], which receives holdings quarterly and as necessary in connection with the services it provides to the Funds) to the following entities that provide on-going services to the Funds in connection with their day-to-day operations and management, provided that they agree or have a duty to maintain this information in confidence:

Name of Recipient	Funds	Purpose of Disclosure
State Street Bank and Trust Company	U.S. Equity Funds, Fixed Income Funds, and Asset Allocation Funds (other than Alpha Only Fund)	Custodial services

	All Funds	Compliance testing

Brown Brothers Harriman & Co.	International Equity Funds and Alpha Only Fund	Custodial services and compliance testing

	U.S. Equity Funds	Compliance testing

Boston Global Advisors	U.S. Equity Funds, International Equity Funds, and Fixed Income Funds	Securities lending services

[ ]	All Funds	Independent registered public accounting firm

RiskMetrics Group	All Funds	Corporate actions services

Interactive Data	International Equity Funds	Fair value pricing

FactSet	All Funds	Data service provider

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Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Funds	Purpose of Disclosure
Epstein & Associates, Inc.	All Funds	Software provider for Code of Ethics monitoring system

Financial Models Company Inc.	All Funds	Recordkeeping system

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DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated June 24, 1985, as amended and restated September 10, 2009, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. Each Fund is a series of the Trust. The fiscal year for each Fund ends on the last day of February.
Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of [sixty-five] series: Tobacco-Free Core Fund; Quality Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; International Intrinsic Value Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; Alpha Only Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Balanced Asset Allocation Fund; Global Equity Allocation Fund; U.S. Equity Allocation Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; World Opportunity Overlay Fund; Alternative Asset Opportunity Fund; Strategic Opportunities Allocation Fund; World Opportunities Equity Allocation Fund; Developed World Stock Fund; U.S. Growth Fund; International Core Equity Fund; International Growth Equity Fund; U.S. Intrinsic Value Fund; U.S. Small/Mid Cap Growth Fund; U.S. Small/Mid Cap Value Fund; U.S. Core Equity Fund; Short-Duration Collateral Share Fund; Strategic Fixed Income Fund; International Opportunities Equity Allocation Fund; Inflation Indexed Plus Bond Fund; Special Situations Fund; Flexible Equities Fund; U.S. Treasury Fund; Asset Allocation Bond Fund; Arlington Fund; Berkeley Fund; Clarendon Fund; Dartmouth Fund; Exeter Fund; Fairfield Fund; Gloucester Fund; Hereford Fund; Ipswich Fund; St. James Fund; Asset Allocation International Bond Fund; [World Opportunity Overlay Share Fund;] Debt Opportunities Fund; High Quality Short-Duration Bond Fund; Emerging Domestic Opportunities Fund; [Asset Allocation International Small Companies Fund; and International Large Cap Value Fund].
Note that U.S. Core Equity Fund, U.S. Intrinsic Value Fund, U.S. Growth Fund, U.S. Small/Mid Cap Value Fund, U.S. Small/Mid Cap Growth Fund, International Core Equity Fund, and International Growth Equity Fund are successors to U.S. Core Fund, Intrinsic Value Fund, Growth Fund, Small/Mid Cap Value Fund, Small/Mid Cap Growth Fund, International Disciplined Equity Fund, and International Growth Fund, respectively (each, a “Predecessor Fund”). Each Predecessor Fund is a former series of GMO Trust.
Interests in each portfolio (GMO Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding GMO Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a GMO Fund, shareholders of the corresponding series are entitled to

129

share pro rata in the net assets of the GMO Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.
The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares.
The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.
The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.
On [__], 2011, the following shareholders held greater than 25% of the outstanding shares of a Fund offered in the Prospectus. For each shareholder listed that is not an individual, the jurisdiction under the laws of which the shareholder is organized (if applicable) and any parent company of the shareholder are listed, if known:
[To be updated by amendment.]

		Jurisdiction	Parent
Fund*	Shareholders	of Organization	Company

[*Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, has not yet offered any shares for sale as of this date.]
As a result, such shareholders may be deemed to “control” their respective series as such term is defined in the 1940 Act.
Shareholders should be aware that to the extent a shareholder’s investment in a Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition

130

under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in a Fund.
As of [          ], 2011, greater than 10% of the following Funds’ shares were held by accounts for which the Manager has investment discretion: [          ]. As of [          ], 2011, a significant portion of the following Funds’ shares were held by accounts for which the Manager has investment discretion: [          ]. As of [          ], 2011 substantially all of the following Funds’ shares were held by accounts for which the Manager has investment discretion:[          ]. [To be updated by amendment.]
MULTIPLE CLASSES AND MINIMUM INVESTMENTS
The Manager makes all decisions relating to aggregation of accounts for purposes of determining eligibility for a Fund or the various classes of shares offered by a Fund, as the case may be. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, the Manager considers several factors including, but not limited to, whether: the multiple accounts are for one or more subsidiaries of the same parent company; the multiple accounts have the same beneficial owner regardless of the legal form of ownership; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to the same investment board; the consultant is the same for the entire relationship; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and/or the relationship can be serviced from a single geographic location.
VOTING RIGHTS
Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and to vote by individual Fund (to the extent described below) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects the interests of more than one Fund, then shareholders of the affected Funds are entitled to vote. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund including, without limitation, such matters as the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except for matters that affect only that class of shares and as otherwise required by law.
Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a

131

written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.
No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust’s name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.
SHAREHOLDER AND TRUSTEE LIABILITY
Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the Trust shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS’ SHARES
[To be updated by amendment.]

132

OTHER MATTERS
[To be updated by amendment.]
FINANCIAL STATEMENTS
[The Trust’s audited financial statements, financial highlights, and report of the independent registered public accounting firm of the Funds, included in the Annual Report for the fiscal year ended February 28, 2011 for each Fund and filed with the SEC pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information by reference. The Funds’ Annual Reports for the fiscal year ended February 28, 2011 were filed electronically with the SEC on Form N-CSR on [          ], 2011 (Accession No. [          ]).] [To be updated by amendment.]

133

Appendix A
GMO TRUST
SPECIMEN PRICE MAKE-UP SHEETS
Following are computations for each Fund of the total offering price per share of each class of shares of beneficial interest of the Fund that are offered through the Prospectus and that had shares of beneficial interest outstanding as of February 28, 2011, in each case based upon their respective net asset values and shares of beneficial interest outstanding as of the close of business on February 28, 2011. [Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, does not yet have any shares of beneficial interest outstanding as of this date.]
[To be updated by amendment.]

U.S. Core Equity Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
U.S. Core Equity Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
U.S. Core Equity Fund-Class VI
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Tobacco-Free Core Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Quality Fund-Class III[1]
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Quality Fund-Class IV1
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Quality Fund-Class V1
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Quality Fund-Class VI1
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]

Appendix A

U.S. Intrinsic Value Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
U.S. Growth Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
U.S. Small/Mid Cap Value Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (6.53 x 100 / 99.50)*	$	[ ]
U.S. Small/Mid Cap Growth Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (11.17 x 100 / 99.50)*	$	[ ]
Real Estate Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Tax-Managed U.S. Equities Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Core Equity Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Core Equity Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Core Equity Fund-Class VI
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Intrinsic Value Fund-Class II
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Intrinsic Value Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]

Appendix A

International Intrinsic Value Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Growth Equity Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Growth Equity Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Developed World Stock Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (16.28 x 100 / 99.75)*	$	[ ]
Developed World Stock Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (16.30 x 100 / 99.75)*	$	[ ]
International Small Companies Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (6.63 x 100 / 99.50)*	$	[ ]
Tax-Managed International Equities Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Foreign Fund-Class II
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Foreign Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Foreign Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Foreign Small Companies Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (10.74 x 100 / 99.50)*	$	[ ]

Appendix A

Foreign Small Companies Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (10.73 x 100 / 99.50)*	$	[ ]
Emerging Markets Fund-Class II
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (11.63 x 100 / 99.20)*	$	[ ]
Emerging Markets Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (11.66 x 100 / 99.20)*	$	[ ]
Emerging Markets Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (11.58 x 100 / 99.20)*	$	[ ]
Emerging Markets Fund-Class V
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (11.57 x 100 / 99.20)*	$	[ ]
Emerging Markets Fund-Class VI
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (11.59 x 100 / 99.20)*	$	[ ]
Emerging Countries Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Emerging Domestic Opportunities Fund-Class II
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price ([] x 100 / [])	$	[ ]
Emerging Domestic Opportunities Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price ([] x 100 / [])	$	[ ]
Emerging Domestic Opportunities Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price ([] x 100 / [])	$	[ ]
Emerging Domestic Opportunities Fund-Class V
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price ([] x 100 / [])	$	[ ]
Emerging Domestic Opportunities Fund-Class VI

Appendix A

Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price ([] x 100 / [])	$	[ ]
Taiwan Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (17.75 x 100 / 99.85)*	$	[ ]
Flexible Equities Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Flexible Equities Fund-Class VI
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Currency Hedged International Equity Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Domestic Bond Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Domestic Bond Fund — Class VI
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Core Plus Bond Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Core Plus Bond Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Bond Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Strategic Fixed Income Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]

Appendix A

Strategic Fixed Income Fund-Class VI
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Currency Hedged International Bond Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Global Bond Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Emerging Country Debt Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (8.47 x 100 / 99.50)*	$	[ ]
Emerging Country Debt Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (8.47 x 100 / 99.50)*	$	[ ]
Short-Duration Investment Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Short-Duration Collateral Fund
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Short-Duration Collateral Share Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Inflation Indexed Plus Bond Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Inflation Indexed Plus Bond Fund-Class VI
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
U.S. Treasury Fund
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Asset Allocation Bond Fund-Class III

Appendix A

Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Asset Allocation Bond Fund-Class VI
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
U.S. Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (8.96 x 100 / 99.82)*	$	[ ]
International Opportunities Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Global Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (7.40 x 100 / 99.89)*	$	[ ]
World Opportunities Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Global Balanced Asset Allocation Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (9.30 x 100 / 99.93)*	$	[ ]
Strategic Opportunities Allocation Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Benchmark-Free Allocation Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price (21.49 x 100 / 99.91)*	$	[ ]
Alpha Only Fund-Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Alpha Only Fund-Class IV
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]

Appendix A
Footnotes to Specimen Price Make-Up Sheets

*	Represents maximum offering price charged on certain cash purchases. See “How to Purchase Shares” and “Purchase Premiums and Redemption Fees” in the Fund’s Prospectus.

[1]	Effective June 1, 2009, “GMO U.S. Quality Equity Fund” was renamed “GMO Quality Fund”.

Appendix B
COMMERCIAL PAPER AND CORPORATE DEBT RATINGS
Commercial Paper Ratings
Standard & Poor’s. Standard & Poor’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. The following are excerpts from Standard & Poor’s short-term issue credit ratings definitions:
A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B — A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1 — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2 — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3 — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D — A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even

B-1

Appendix B
if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Moody’s. Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The following are excerpts from Moody’s short-term ratings definitions:
P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
Corporate Debt Ratings
Standard & Poor’s. A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The following are excerpts from Standard & Poor’s long-term issue credit ratings definitions:
AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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Appendix B
BB, B, CCC, CC, and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.
C — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or Minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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Appendix B
NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Moody’s. Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The following are excerpts from Moody’s long-term obligation ratings definitions:
Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B — Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Appendix C
GMO TRUST
PROXY VOTING POLICY
I. Statement of Policy
GMO Trust (the “Trust”) delegates the authority and responsibility to vote proxies related to portfolio securities held by the series of the Trust (each, a “Fund,” and collectively, the “Funds”) to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the “Adviser”).
The Board of Trustees (the “Board”) of the Trust has reviewed and approved the use of the proxy voting policies and procedures of the Adviser (“Proxy Voting Procedures”) on behalf of the Funds when exercising voting authority on behalf of the Funds.
II. Standard
The Adviser shall vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. In the event of any conflicts of interest between the Adviser and the Funds, the Adviser shall follow procedures that enable it to cause the proxy to be voted in the best interests of the Funds and their shareholders, which may include (1) causing the proxy to be voted pursuant to the recommendation of an independent third party, pursuant to pre-established proxy voting guidelines, or (2) seeking instructions from the Board on the manner in which the proxy should be voted.
III. Review of Proxy Voting Procedures
The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.
The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified except in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.
The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.
IV. Securities Lending
When a Fund lends its portfolio securities, the Adviser pursuant to the authority delegated to it by the Fund retains an obligation with respect to voting proxies relating to such securities. However, while such securities are on loan, a Fund will not have the right to vote the proxies relating to those securities. As a result, a Fund will only loan its portfolio securities pursuant to securities lending arrangements that permit the Fund to recall a loaned security or to exercise voting rights associated with the security. However, the Adviser generally will not arrange to have a security recalled or to exercise voting rights associated with a security unless the Adviser both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which the Adviser often does not receive, particularly in the case of non-U.S. issuers) and (2) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. The Adviser may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

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V. Certain Non-U.S. Markets
In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, the Adviser generally will determine not to vote proxies unless it believes that the potential benefits to the Fund of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting.
VI. Disclosure
The following disclosure shall be provided:
A.	Each Fund’s proxy voting record shall annually be included in the Fund’s Form N-PX.

B.	The Adviser shall cause each Fund to include the Trust’s proxy voting policies and procedures in the Trust’s statement of additional information.

C.	Each Fund’s shareholder report shall include a statement that a description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov.

D.	The Trust’s statement of additional information and each Fund’s shareholder report shall include a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number, or on or through the Fund’s website, or both; and (ii) on the Commission’s website at http://www.sec.gov.
Adopted effective September 16, 2003, as revised March 11, 2010.

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Appendix C
GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
GMO AUSTRALASIA LLC
(TOGETHER “GMO”)
PROXY VOTING POLICIES AND PROCEDURES
Amended and Restated as of March 11, 2010
I. Introduction and General Principles
GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.
GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.
II. Proxy Voting Guidelines
GMO has engaged [RiskMetrics Group, Inc. (“RiskMetrics”)] as its proxy voting agent to:
(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.
Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global RiskMetrics Proxy Voting Manual, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global RiskMetrics proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the RiskMetrics proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the

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RiskMetrics Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.
Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics.
In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, GMO generally will determine to not vote proxies unless it believes that the potential benefits of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting. In addition, if a portfolio security is out on loan, GMO generally will not arrange to have the security recalled or to exercise voting rights associated with the security unless GMO both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which GMO often does not receive, particularly in the case of non-U.S. issuers) and (2) GMO believes that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan. GMO may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.
III. Proxy Voting Procedures
GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global RiskMetrics proxy voting guidelines set forth in the RiskMetrics Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.
There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.
IV. Conflicts of Interest
As RiskMetrics will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.
In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

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1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit B (if applicable) or the specific recommendation of RiskMetrics; (ii) abstain; or (iii) seek instructions from the client or request that the client votes such proxy. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
V. Recordkeeping
GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which RiskMetrics maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.
Such proxy voting records shall be maintained for a period of five years.
VI. Reporting
GMO’s Compliance Department will provide GMO’s Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the proxy voting guidelines described in Section II, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.
VII. Disclosure
Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

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Exhibit A

ISS’ U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
[January 23, 2011]

Copyright © 2011 by ISS.
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’s 2011 proxy voting guidelines can be found in the Jan. 15, 2011, edition of the U.S. Proxy Voting Manual, and in the 2011 U.S. Proxy Voting Guidelines Summary.
www.issgovernance.com

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Routine/Miscellaneous:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

1.	Board of Directors:

Votes on director nominees should be determined on a CASE-BY-CASE basis.
Four fundamental principles apply when determining votes on director nominees:
•	Board Accountability

•	Board Responsiveness

•	Director Independence

•	Director Competence
Board Accountability
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered on a CASE-by-CASE), for the following:
Problematic Takeover Defenses

[1]	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

o	A classified board structure;

o	A supermajority vote requirement;

o	Majority vote standard for director elections with no carve out for contested elections;

o	The inability for shareholders to call special meetings;

o	The inability for shareholders to act by written consent;

o	A dual-class structure; and/or

o	A non-shareholder approved poison pill.

•	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

•	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

•	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-BY-CASE on all nominees if:

•	the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

o	The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

o	The issuer’s rationale;

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o	The issuer’s governance structure and practices; and

o	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firmVote CASE-by-CASE on members of the Audit Committee and/or the full board if:

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:

•	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices
Vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
•	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

•	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the company’s equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Governance
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

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Appendix C

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year; or

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast in the last year and one of the two previous years.

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the Summary Guidelines) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.
Director Competence
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

•	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved

Generally vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:

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o	Medical issues/illness;

o	Family emergencies; and

o	If the director’s total service was three meetings or fewer and the director missed only one meeting.

These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST/WITHHOLD from the director.
Vote AGAINST or WITHHOLD from individual directors who:

•	Sit on more than six public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

o	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

o	serves as liaison between the chairman and the independent directors;

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o	approves information sent to the board;

o	approves meeting agendas for the board;

o	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

o	has the authority to call meetings of the independent directors;

o	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

o	Egregious compensation practices;

o	Multiple related-party transactions or other issues putting director independence at risk;

o	Corporate and/or management scandals;

o	Excessive problematic corporate governance provisions; or

o	Flagrant board or management actions with potential or realized negative impact on shareholders.

2. Shareholder Rights & Defenses:
Net Operating Loss (NOL) Protective Amendments
Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

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•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLO;

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

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•	Any other factors that may be applicable.
Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

[3]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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3.	Capital /Restructuring:

Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

o	The company’s use of authorized shares during the last three years

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes of the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

o	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes for the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

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o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for anti-takeover purposes.

Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
4. Compensation:
Executive Pay Evaluation

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Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.
Voting Alternatives
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices — dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards:

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disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.
Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
If the company maintains problematic pay practices, generally vote:

•	AGAINST management “say on pay” (MSOP) proposals;

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•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):

•	In egregious situations;

•	When no MSOP item is on the ballot; or

•	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or

•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.

The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Multi-year guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

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•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:

o	Unclear explanation of how the CEO is involved in the pay setting process;

o	Retrospective performance targets and methodology not discussed;

o	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

o	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

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o	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
The total cost of the company’s equity plans is unreasonable;

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•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group but no more than two percentage points (+/-) from the prior-year industry group cap;

•	Liberal Change of Control Definition The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.

Shareholder Proposals on Compensation
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

•	while employed and/or for two years following the termination of their employment ; or

•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.

The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

o	Rigorous stock ownership guidelines;

o	A holding period requirement coupled with a significant long-term ownership requirement; or

o	A meaningful retention ratio;

o	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;

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o	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;

o	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

o	Rigorous stock ownership guidelines, or

o	A holding period requirement coupled with a significant long-term ownership requirement, or

o	A meaningful retention ratio.

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus. A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

5.	Social/Environmental Issues:

Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

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•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

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•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Greenhouse Gas (GHG) Emissions
Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.
Environmental, Social, and Governance (ESG) Compensation-Related Proposals
Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. However, the following factors will be considered:

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•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
Political Contributions and Trade Associations Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

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•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•	The company already discloses similar information through existing reports or policies such as an Environment,

•	Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

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Appendix C

ISS’ 2011 INTERNATIONAL PROXY VOTING GUIDELINES SUMMARY
January 14, 2011

Institutional Shareholder Services Inc.
Copyright © 2011 by ISS.
www.issgovernance.com

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Appendix C
INSTITUTIONAL SHAREHOLDER SERVICES INC.
2011 INTERNATIONAL PROXY VOTING GUIDELINES SUMMARY
Effective for Meetings on or after Feb. 1, 2011
Published January 14, 2011
The following is a condensed version of the proxy voting recommendations contained in ISS’ International Proxy Voting Manual. Note that markets covered in this document exclude the US, Canada, Western European markets, Australia and New Zealand, which are presented separately. In addition, ISS has country- and market-specific policies, which are not captured below.
Disclosure/Disclaimer
This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.
The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.
The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.
ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.
Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The auditors are being changed without explanation; or

•	Fees for non-audit services exceed standard annual audit-related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spin-offs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.
For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

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Appendix C
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

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Appendix C
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
ISS Classification of Directors — International Policy 2011
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

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Appendix C
•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

•	Any additional relationship or principle considered to compromise independence under local corporate best practice guidance.

[1]	“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, a business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of ISS director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Independent NED

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Appendix C
•	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Contested Director Elections
For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.
The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions:
(1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

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Appendix C
•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

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Appendix C
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in UK/Ireland);

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

C-36

Appendix C

•	A duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, ISS will recommend AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
4. Other Items
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

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Appendix C

•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

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Appendix C

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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Appendix C
Exhibit B (as amended February 2, 2009)
Modifications to recommendations set forth in the ISS Proxy Voting Manual
Shareholder Ability to Act by Written Consent
Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.
Vote AGAINST proposals to allow or make easier shareholder action by written consent.
Cumulative Voting
Vote FOR proposals to eliminate cumulative voting.
Vote AGAINST proposals to restore or provide for cumulative voting.
Incumbent Director Nominees
Vote WITH management’s recommendations regarding incumbent director nominees.

C-40

GMO TRUST

CLASS M SHARES

STATEMENT OF ADDITIONAL INFORMATION
June 30, 2011

U.S. Equity Funds	International Equity Funds
▪ U.S. Core Equity Fund	▪ International Intrinsic Value Fund
GMTMX	GMVMX
▪ U.S. Growth Fund	▪ Foreign Fund
GMWMX	GMFMX
▪ Emerging Countries Fund
GECMX
This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus for Class M Shares dated June 30, 2011, as amended and revised from time to time thereafter (the “Prospectus”), and should be read in conjunction therewith. Information from the Prospectus relating to the series of GMO Trust (the “Trust”) set forth above (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered in the Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”) and the annual report to shareholders of each Fund is incorporated by reference into this Statement of Additional Information. The Prospectus and the annual report to shareholders of each Fund may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

-i-

INVESTMENT OBJECTIVES AND POLICIES
The investment objective and principal strategies of, and risks of investing in, each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.
FUND INVESTMENTS
The charts on the following pages indicate the types of investments that each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments, provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from so doing.
Investors should note that, when used in this Statement of Additional Information, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For instance, a Fund may invest indirectly or make indirect investments by investing in another investment company or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. Accordingly, the following charts indicate the types of investments that a Fund is directly or indirectly permitted to make.
(Note: Some of the footnotes to the following charts refer investors to various risks described in the “Description of Principal Risks” section of the Prospectus for more information relating to a particular type of investment listed in the charts. The presence of such a risk cross reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of that Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summaries” and “Description of Principal Risks” sections of the Prospectus for a list of each Fund’s principal risks.)

1

U.S. Equity Funds	U.S. Core Equity Fund	U.S. Growth Fund
U.S. Equity Securities[1]	X	X
Foreign Investments—Foreign Issuers[2]
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X
Foreign Investments—Emerging Countries[2]
Securities Lending	X	X
Depositary Receipts	X	X
Convertible Securities	X	X
Preferred Stocks	X	X
Warrants and Rights	X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options and Futures	X	X
Swap Contracts and Other Two-Party Contracts	X	X
Foreign Currency Transactions
Repurchase Agreements	X	X
Debt and Other Fixed Income Securities	X	X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds[3]	X	X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds[3]	X	X
Cash and Other High Quality Investments	X	X
U.S. Government Securities and Foreign Government Securities	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X
Below Investment Grade Securities
Indexed Investments
Structured Notes
Firm Commitments and When-Issued Securities
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X
Investments in Other Investment Companies—Shares of Other GMO Trust Funds	X	X
[[Tables to be updated.]]

2

International
International Equity Funds	Intrinsic Value Fund	Foreign Fund	Emerging Countries Fund
U.S. Equity Securities[1]	X		X
Foreign Investments—Foreign Issuers[2]	X	X	X
Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[2]	X	X	X
Foreign Investments—Emerging Countries[2]	X	X	X
Securities Lending	X	X	X
Depositary Receipts	X	X	X
Convertible Securities	X	X	X
Preferred Stocks	X	X	X
Warrants and Rights	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X	X	X
Options and Futures	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X
Foreign Currency Transactions	X	X	X
Repurchase Agreements	X		X
Debt and Other Fixed Income Securities	X		X
Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds[3]	X		X
Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds[3]	X		X
Cash and Other High Quality Investments	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X	X
Below Investment Grade Securities			X
Indexed Investments			X
Structured Notes	X	X	X
Firm Commitments and When-Issued Securities		X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X
Investments in Other Investment Companies—Shares of Other GMO Trust Funds	X	X	X

3

Footnotes to Fund Investments Charts
1 For more information, see, among other sections, “Description of Principal Risks—Market Risk—Equity Securities” in the Prospectus.
2 For more information, see, among other sections, “Description of Principal Risks—Foreign Investment Risk” in the Prospectus and “Descriptions and Risks of Fund Investments—Risks of Foreign Investments” herein.
3 For more information, see, among other sections, “Descriptions and Risks of Fund Investments—U.S. Government Securities and Foreign Government Securities” herein.
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS
The following is a description of investment practices in which the Funds may engage and the risks associated with their use. The Funds that may invest in other GMO Funds or other investment companies, as noted in the Prospectus or in “Fund Investments” in this Statement of Additional Information (the “underlying Funds”), are indirectly exposed to the investment practices of the underlying Funds in which they invest, and are therefore subject to all risks associated with the practices of the underlying Funds. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH A FUND INDIRECTLY MAY BE EXPOSED THROUGH ITS INVESTMENT IN THE UNDERLYING FUNDS. ANY REFERENCES TO INVESTMENTS MADE BY A FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND INDIRECTLY BY THE FUND (E.G., THROUGH ITS INVESTMENTS IN THE UNDERLYING FUNDS OR THROUGH ITS INVESTMENTS IN DERIVATIVES OR SYNTHETIC INSTRUMENTS).
Not all Funds may engage in all practices described below. Please refer to “Fund Summaries” in the Prospectus and “Fund Investments” in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage.
Portfolio Turnover
Based on Grantham, Mayo, Van Otterloo & Co. LLC’s (“GMO” or the “Manager”) assessment of market conditions, the Manager may trade each Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund, and which may adversely affect the Fund’s performance. It also may give rise to additional taxable income for its shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed by a Fund to them, unless those shareholders are themselves exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed to shareholders, typically are taxed to shareholders at ordinary income tax rates. The after-tax impact of portfolio turnover is not considered when making investment decisions for a Fund. See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information for more information.
The historical portfolio turnover rate for each Fund is shown under the heading “Financial Highlights” in the Prospectus. [[Changes in portfolio turnover rates for [_______] were generally the result of active trading strategies employed by such Funds’ portfolio managers in

4

response to market conditions, and not reflective of a material change in investment strategy.]] [[To be updated by amendment]]
Diversified and Non-Diversified Portfolios
As set forth in “Investment Restrictions” below, Funds that are “diversified” funds are required to satisfy the diversified fund requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). At least 75% of the value of a diversified fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer.
As stated in the Prospectus, Funds that are “non-diversified” funds under the 1940 Act are not required to satisfy the requirements for diversified funds. A non-diversified Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to a Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.
All Funds, whether diversified or non-diversified, must meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxes” below for a description of these diversification standards.
Accelerated Transactions
For a Fund to take advantage of certain available investment opportunities, the Manager may need to make investment decisions on an expedited basis. In such cases, the information available to the Manager at the time of an investment decision may be limited. The Manager may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.
Risks of Foreign Investments
General. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. A Fund may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities, or otherwise on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign

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brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations also apply to investments in securities of foreign issuers and securities principally traded outside the United States.
Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ foreign portfolio securities (e.g., through the Funds’ brokerage contacts, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Funds’ custodial network, and, to the extent deemed appropriate by the Funds under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.
Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.
Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.
Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.

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Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce a Fund’s income from investments in securities or debt instruments of emerging country issuers.
Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments in emerging countries.
Special Risks of Investing in Russian Securities. Certain of the Funds may invest directly in the securities of Russian issuers. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described in the preceding sections. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.
A risk of particular note with respect to direct investment in Russian securities results from the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. A Fund will endeavor to ensure that its interest is appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration.
Also, although a Russian public enterprise having a certain minimum number of shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, in recent years, so-called “financial-industrial groups” have emerged that seek to deter outside investors from interfering in the management of the companies they control. These practices

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may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Manager. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a particular purchaser is deemed unsuitable, exposing the Fund to potential loss on the investment.
Securities Lending
A Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets (one-quarter in the case of International Intrinsic Value Fund). For these purposes, total assets include the proceeds of such loans. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities. However, securities loans will be made to broker-dealers that the Manager believes to be of relatively high credit standing pursuant to agreements requiring that the loans be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities (marked to market daily). If a loan is collateralized by U.S. government or other securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in one or more money market funds (in which case the Fund will bear its pro rata share of such money market fund’s fees and expenses), or directly in interest-bearing, short-term securities, and typically pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. As with other extensions of credit, the Fund bears the risk of delay in the recovery of loaned securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.
Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if both (i) the Manager receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) the Manager believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.
Depositary Receipts
Many of the Funds invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) or other similar securities representing ownership of foreign securities (collectively, “Depositary Receipts”) if issues of such Depositary Receipts are available that are consistent with the Fund’s investment objective. Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying foreign securities are denominated or traded. Generally,

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ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a domestic corporation.
Because the value of a Depositary Receipt is dependent upon the market price of an underlying foreign security, Depositary Receipts are subject to most of the risks associated with investing in foreign securities directly. Depositary Receipts may be issued as sponsored or unsponsored programs. See “Descriptions and Risks of Fund Investments — Risks of Foreign Investments.” Depositary Receipts also may be subject to liquidity risk.
Convertible Securities
A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. The Manager regards convertible securities as a form of equity security.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, as in the case of “broken” or “busted” convertibles, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third-party.

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Preferred Stocks
Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this Statement of Additional Information regarding equity or fixed income securities.
Investment in preferred stocks involves certain risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.
Warrants and Rights
A Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
Non-Standard Warrants. From time to time, the International Equity Funds may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”) and participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to

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replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks—Derivatives Risk” and “—Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when the Fund wishes to sell it.
Options and Futures
A Fund may use options and futures for various purposes, including for investment purposes and as a means to hedge other investments. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using options and futures.) The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures, and options on futures, unanticipated changes in securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.
Options on Securities and Indices. A Fund may purchase and sell put and call options on equity securities or other types of securities or indices in standardized exchange-traded contracts. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.
Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

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Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.
In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.
Writing Options on Securities and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.
A Fund may write a call option on a security or other instrument held by the Fund (commonly known as “writing a covered call option”). In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund (commonly known as “writing a naked call option”). During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.
A Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

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OTC Options. A Fund may also invest in over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.
In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If a Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when a Fund desires to do so.
An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.
No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time.
Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.
The Funds’ ability to use options as part of their investment programs depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will

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exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, a Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.
An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.
The Exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Manager, and other clients of the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security.
An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty; however, the exposure to counterparty risk may differ. See “Swap Contracts and Other Two-Party Contracts—Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below for a discussion of counterparty risk and other risks associated with investing in OTC options.
Each Fund’s ability to engage in options transactions may be limited by tax considerations.
Currency Options. Certain Funds may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. Funds that are permitted to invest in securities denominated in

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foreign currencies may purchase or sell options on currencies. (See “Foreign Currency Transactions” below for more information on those Funds’ use of currency options.)
Futures. To the extent consistent with applicable law, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, individual equity securities (“single stock futures”) or other financial instruments, securities indices, and currencies. Futures contracts on securities indices are referred to herein as “Index Futures.” The purchase and sale of futures contracts may be used for speculative purposes.
Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.
The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For futures contracts which are cash settled, a Fund may designate or segregate liquid assets in an amount equal to the Fund’s daily marked-to-market value of such contract. Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.

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Although some futures contracts call for making or taking delivery of the underlying securities, currencies, or other underlying instrument, in most cases, futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.
In the United States, futures contracts are traded only on commodity exchanges or boards of trade — known as “contract markets” — approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. Certain Funds may also purchase futures contracts on foreign exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. (See “Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges” below.)
Index Futures. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC. A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.
Currency Futures. Funds that are permitted to invest in securities denominated in foreign currencies may buy and sell futures contracts on currencies. (See “Foreign Currency Transactions” below for a description of those Funds’ use of currency futures.)
Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date (in the case of European style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.
Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to

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hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. In addition, a Fund may purchase and sell interest rate options on U.S. Treasury or Eurodollar futures to take a long or short position on interest rate fluctuations. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. (See “Foreign Currency Transactions” below for a description of some Funds’ use of options on currency futures.)
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.
Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the security, currency, or other investment underlying the futures contract, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security is used to hedge a different security, or when a futures contract in one currency is used to hedge a security denominated in another currency. In the case of futures contracts on securities indices (“Index Futures”), changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be hedged, the Fund may realize a loss on the futures contract at the same time the Fund is realizing a loss on the portfolio position intended to be hedged. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract. The successful use of transactions in futures and related options for hedging also depends on the direction and extent of exchange rate, interest rate and asset price movements within a given time frame. For example, to the extent equity prices remain stable during the period in which a futures contract or option is held by a Fund investing in equity securities (or such prices move in a direction opposite to that

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anticipated), the Fund may realize a loss on the futures transaction, which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.
All participants in the futures market are subject to margin deposit and maintenance requirements. Instead of meeting margin calls, investors may close futures contracts through offsetting transactions, which could distort normal correlations. The margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, allowing for more speculators who may cause temporary price distortions. Trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.
A Fund may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.
The Funds’ ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments at all or that their use will be effective. In addition, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or option on a futures contract position, and that Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short (and long) positions in Index Futures may be closed out only by purchasing (or selling) a futures contract on the exchange on which the Index Futures are traded.
As discussed above, a Fund that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. The Fund’s net asset value will generally fluctuate with the value of the security or other instrument underlying a futures contract as if it were already in the Fund’s portfolio. Futures transactions can have the effect of investment leverage. Furthermore, if a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.
In addition, if a Fund’s futures brokers become bankrupt or insolvent, or otherwise default on their obligations to the Fund, the Fund may not receive all amounts owing to it in respect of its

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trading, despite the futures clearinghouse fully discharging all of its obligations. Furthermore, in the event of the bankruptcy of a futures broker, a Fund could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer accounts, even though certain property specifically traceable to the Fund was held by the futures broker.
Each Fund’s ability to engage in futures and options on futures transactions may be limited by tax considerations.
Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the currencies in which trading is done on foreign exchanges and other currencies, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Risks of Foreign Investments” above).
Swap Contracts and Other Two-Party Contracts
Some of the Funds use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using swap contracts and other two-party contracts.)
Swap Contracts. The Funds may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, inflation swaps, and other types of available swap agreements, depending on a Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount

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equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.
Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease a Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if the Manager determines it is consistent with the Fund’s investment objective and policies.
A Fund may enter into swaps on securities or securities indices. For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). Additionally, a Fund may use total return swaps, which typically involve commitments to pay amounts computed in the same manner as interest in exchange for a market-linked return, both based on notional amounts. A Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.
In addition, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. A Fund may also enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, a Fund may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.
A Fund may use inflation swaps (including inflation swaps tied to the CPI), which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury. See “Indexed Investments — Inflation Indexed Bonds” below.
In addition, a Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate (including asset-backed security) or sovereign issuer of fixed income securities. In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for

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the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. A Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk — the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.
A Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and would have no payment obligations. For credit default swap agreements on asset-backed securities, an event of default may be triggered by various events, which may include an issuer’s failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, an event of default may be triggered by such events as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium or restructuring.
A Fund may use variance swap agreements, which involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.
Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The

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Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.
Interest Rate Caps, Floors, and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options and Futures — Risk Factors in Options Transactions” and “— Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount and are generally individually negotiated with a specific counterparty. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.
Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.
Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. A Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

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The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.
Each Fund’s ability to enter into these transactions may be affected by tax considerations.
Additional Risk Factors in OTC Derivatives Transactions. Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern over-the-counter derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. [Due to declines in the net assets of certain Funds prior to May 31, 2011, one or more counterparties are entitled to terminate early but none has taken such action.]
Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments—Commodity Pool Operator Status. Each Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Foreign Currency Transactions
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the currency exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political and economic developments in the U.S. or abroad. Currencies in which a Fund’s assets are denominated may be devalued against other currencies, resulting in a loss to the Fund.
Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, and/or currency risk management. Currency risk management may include taking overweighted or underweighted currency positions relative to both the securities portfolio of a Fund and the Fund’s performance benchmark. Those Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

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Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate because of independent factors not related to currency fluctuations. If a forward foreign currency contract is used for hedging, an imperfect correlation between movements in the price of the forward foreign currency contract and the price of the currency or other investment being hedged creates risk.
Forward foreign currency contracts involve a number of the same characteristics and risks as currency futures contracts (discussed below) but there also are several differences. Forward foreign currency contracts are not market traded, and are not necessarily marked to market on a daily basis. They settle only at the pre-determined settlement date. This can result in deviations between forward foreign currency prices and currency futures prices, especially in circumstances where interest rates and currency futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward currency contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a currency as desirable, which may vary from the standardized provisions available through any currency futures contract. Finally, forward foreign currency contracts, as two party obligations for which there is no secondary market, involve counterparty risk not present with currency futures contracts, discussed below.
A Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. (See “Options and Futures—Futures” above for more information on futures contracts and options on futures contracts).
A Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options. (See “Options and Futures—Currency Options” above for more information on currency options).

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Repurchase Agreements
A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s defaulting on its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks—Counterparty Risk” in the Prospectus.
Debt and Other Fixed Income Securities Generally
Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this Statement of Additional Information as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Indexed Investments” below. [In addition, the Funds may create “synthetic” bonds which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes).]
Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.

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Because interest rates vary, the future income of a Fund that invests in floating rate fixed income securities cannot be predicted with certainty. The future income of a Fund that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).
Cash and Other High Quality Investments
Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the United States Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit. If a custodian holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the custodian. In addition, the Fund will be subject to credit risk with respect to such a custodian, which may be heightened to the extent the Fund takes a temporary defensive position.
U.S. Government Securities and Foreign Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.
Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the Inter-American Development Bank.
As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities. Generally, when interest rates on short term U.S. Treasury obligations equal or

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approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations will have a negative return unless the Manager waives or reduces its management fees.
In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.
[Auction Rate Securities
Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.]
Real Estate Investment Trusts and other Real Estate-Related Investments
Certain Funds may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends.
REITs are pooled investment vehicles that invest in real estate or real estate-related companies. The Funds may invest in different types of REITs, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry.
REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and inability to manage cash flows generated by the REIT’s assets, defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs (as defined in “Taxes” below), the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act.

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See “Taxes” below for a discussion of special tax considerations relating to a Fund’s investment in U.S. REITs.
By investing in REITs indirectly through a Fund, investors will bear not only their proportionate share of the expenses of the fund, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors. Investments in REITs are subject to risks associated with the direct ownership of real estate.
Below Investment Grade Securities
Some Funds may invest some or all of their assets in securities or instruments rated below investment grade (that is, rated below Baa3/P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB-/A-2 by Standard & Poor’s (“S&P”) for a particular security/commercial paper, or securities unrated by Moody’s or S&P that are determined by the Manager to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). In addition, some Funds may hold securities that are downgraded to below-investment-grade status after the time of purchase by the Funds. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be (i) in poor financial condition, (ii) experiencing poor operating results, (iii) having substantial capital needs or negative net worth or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund’s investments in Below Investment Grade Securities are more dependent on the Manager’s own credit analysis than its investments in higher quality bonds. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value, particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried by a Fund. Some Below Investment Grade Securities in which a Fund invests may be in poor standing or in default.
Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix B—Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.

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[Distressed or Defaulted Instruments
Some Funds may invest in securities, claims and obligations of U.S. and non-U.S. issuers which are experiencing significant financial or business difficulties (including companies involved in bankruptcy or other reorganization and liquidation proceedings). A Fund may purchase distressed securities and instruments of all kinds, subject to tax considerations, including equity and debt instruments and, in particular, loans, loan participations, claims held by trade or other creditors, bonds, notes, non-performing and sub-performing mortgage loans, beneficial interests in liquidating trusts or other similar types of trusts, fee interests and financial interests in real estate, partnership interests and similar financial instruments, executory contracts and participations therein, many of which are not publicly traded and which may involve a substantial degree of risk.
Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings.
In particular, defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. The amount of any recovery may be adversely affected by the relative priority of the Fund’s investment in the issuer’s capital structure. The ability to enforce obligations may be adversely affected by actions or omissions of predecessors in interest that give rise to counterclaims or defenses, including causes of action for equitable subordination or debt recharacterization. In addition, such investments, collateral securing such investments, and payments made in respect of such investments may be challenged as fraudulent conveyances or to be subject to avoidance as preferences under certain circumstances.
Investments in distressed securities inherently have more credit risk than do investments in similar securities and instruments of non-distressed companies, and the degree of risk associated with any particular distressed securities may be difficult or impossible for the Manager to determine within reasonable standards of predictability. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed securities is unusually high.
If the Manager’s evaluation of the eventual recovery value of a defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment.
Investments in financially distressed companies domiciled outside the United States involve additional risks. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.]
Merger Arbitrage Transactions
Some Funds (particularly Emerging Countries Fund) may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below the Manager’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities in a proposed merger, exchange offer, tender offer or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer or other similar transaction. If the proposed merger, exchange offer, tender offer or other similar transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of mergers — the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. For instance, mark-to-market losses can occur intra-month even if a particular deal is not breaking-up and such losses may or may not be recouped upon successful consummation of such deal. Further, the consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings and (vi) general market declines. Also, in certain transactions, a Fund may not hedge against market fluctuations. This can result in losses even if the proposed transaction is consummated. In addition, a security to be issued in a merger or exchange offer may be sold short by a Fund in the expectation that the short position will be covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position at a higher price than its short sale price, resulting in a loss.
Merger arbitrage strategies also depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions.
Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. At any given time, arbitrageurs can become improperly hedged by accident or in an effort to maximize risk-adjusted returns. This can lead to inadvertent market-related losses.

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Indexed Investments
A Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.
While investments that track the performance of an index may increase the number, and thus the diversity, of the underlying assets to which the Fund is exposed, such investments are subject to many of the same risks of investing in the underlying assets that comprise the index discussed elsewhere in this section, as well as certain additional risks that are not typically associated with investments in such underlying assets. An investment that is designed to track the performance of an index may not replicate and maintain exactly the same composition and relative weightings of the assets in the index. Additionally, the liquidity of the market for such investments may be subject to the same conditions affecting liquidity in the underlying assets and markets and could be relatively less liquid in certain circumstances. The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the U.S. and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.
A Fund’s investments in certain indexed securities, including inflation indexed bonds, may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders (including at a time when it may not be advantageous to do so). See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information.
Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.
Inverse Floating Obligations. Indexed securities in which a Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.
Inflation Indexed Bonds. Some Funds may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the

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rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
Inflation indexed securities issued by the U.S. Treasury (or “TIPS”) have maturities of approximately five, ten or twenty years (thirty year TIPS are no longer offered), although it is possible that securities that have other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value.
Although inflation indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).
The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation indexed bonds issued by a foreign

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government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.
Coupon payments received by a Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond constitutes taxable ordinary income to investors in the Fund, even though principal is not paid until maturity.
Structured Notes
Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.
Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.
Firm Commitments and When-Issued Securities
Some Funds may enter into firm commitments and similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed-income securities may enter into a firm commitment agreement if the Manager anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a when-issued or delayed-delivery basis, it is required to maintain cash, U.S. government securities, or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund’s when-issued or delayed-delivery commitments. A Fund generally does not earn income on the securities it has committed to purchase until after delivery. A Fund may take delivery of the securities or, if deemed advisable as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).

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Reverse Repurchase Agreements and Dollar Roll Agreements
The Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.
Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.
A Fund that enters into reverse repurchase agreements and dollar roll agreements maintains cash, U.S. government securities, or other liquid assets equal in value to its obligations under those agreements. If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks—Derivatives Risk” and “—Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings.
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited
Opportunities
Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.
A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

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The Manager also may deem certain securities to be illiquid as a result of the Manager’s receipt from time to time of material, non-public information about an issuer, which may limit the Manager’s ability to trade such securities for the account of any of its clients, including the Funds. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, securities issued by entities deemed to be affiliates of a Fund, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition, a Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.
While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the Securities Act of 1933, as amended (the “1933 Act”), unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. A Fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.
At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value. The judgment of the Manager normally plays a greater role in valuing these securities than in valuing publicly traded securities.
IPOs and Other Limited Opportunities. The Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by

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concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.
Investments in Other Investment Companies or Other Pooled Investments
Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including other GMO Funds, money market funds, and exchange-traded funds (“ETFs”)). Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. The Funds also may invest in private investment funds, vehicles, or structures.
ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs in which a Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. The Funds may also invest in actively-managed ETFs. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), Vanguard ETFs, and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs, Vanguard ETFs, and iShares are predominantly listed on the NYSE Arca). The market price for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.
Because ETFs are investment companies, investments in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict a Fund’s investment in the shares of an ETF or other investment company to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF or other investment company) and limit aggregate investments in all ETFs and other investment companies to 10% of the Fund’s assets. Certain Funds, including Emerging Countries Fund, may invest in one or more ETFs beyond the statutory limitations pursuant to an agreement with the ETF, provided that the Fund complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.
Short Sales
A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. If a Fund makes a short sale against the box, the Fund will not immediately deliver the securities or currencies sold and will not immediately receive the proceeds from the sale. However, with respect to securities, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities or currencies sold short, it will receive the proceeds of the sale. A Fund will incur

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transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.
There can be no assurance that the short positions that a Fund holds will act as an effective hedge against its long positions. Any decrease in negative correlation or increase in positive correlation between the positions the Manager anticipated would be offsetting (such as short and long positions in securities or currencies held by a Fund) could result in significant losses for the Fund.
To the extent the Manager employs a hedging strategy for a Fund, the success of any such hedging strategy will depend, in part, upon the Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments being hedged.
Legal and Regulatory Risk
Legal, tax and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
The U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Manager and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of

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the Manager may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits, the Manager believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund.
The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where a Fund may trade have adopted reporting requirements. If a Fund’s short positions or its strategy become generally known, it could have a significant effect on the Manager’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by a Fund forcing the Fund to cover its positions at a loss. Such reporting requirements may also limit the Manager’s ability to access management and other personnel at certain companies where the Investment Adviser seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as a Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make a Fund unable to execute its investment strategy. In addition, the SEC recently proposed additional restrictions on short sales. If the SEC were to adopt additional restrictions regarding short sales, they could restrict a Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for a Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.
Pending federal legislation would require the adoption of regulations that would require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements would apply to loan participations, syndicated loans, and loan assignments. Funds that invest in loans could be adversely affected by the regulation. The effect of any future regulatory change on the Funds could be substantial and adverse.
USES OF DERIVATIVES
Introduction and Overview
Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities, and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

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This overview outlines various ways in which the Funds may use different types of exchange-traded and OTC derivatives in implementing their investment programs. It is intended to supplement the information included in the Prospectus, including the risks associated with derivatives described under “Description of Principal Risks” in the Prospectus, and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections of this Statement of Additional Information. This overview, however, is not intended to be exhaustive and a Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this Statement of Additional Information or the Prospectus.
In addition, a Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.
Each Fund may take advantage of instruments and any security or synthetic or derivative instruments which are not presently contemplated for use by the Fund or which are not currently available, but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Each Fund may become a party to various other customized derivative instruments entitling the counterparty to certain payments on the gain or loss on the value of an underlying or referenced instrument.
Note: Unless otherwise noted below in this section, the uses of derivatives discussed herein with respect to a particular Fund only refer to the Fund’s direct use of such derivatives. As indicated in the Prospectus and in the “Fund Investments” section of this Statement of Additional Information, certain Funds may invest in other Funds of the Trust, which, in turn, may use types of derivatives and/or employ derivatives strategies that differ from those described in this Statement of Additional Information or the Prospectus.
Function of Derivatives in the Funds. The types of derivatives used and derivatives strategies employed by a Fund and the extent a Fund uses derivatives varies from Fund to Fund depending on the Fund’s specific investment objective and strategies. In addition, specific market conditions may influence the Manager’s choice of derivatives and derivatives strategies for a particular Fund, in some cases to a significant extent.
Legal and Regulatory Risk Relating to Derivatives. As described above under “Descriptions and Risks of Fund Investments — Legal and Regulatory Risk,” the U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result.

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Use of Derivatives by the U.S. Equity Funds
Types of Derivatives That May Be Used by the U.S. Equity Funds
•	Options, futures contracts, and related options on securities indices

•	Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

•	Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Warrants and rights

•	Reverse repurchase agreements
Uses of Derivatives by the U.S. Equity Funds
The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.
The Funds also may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero) and to effect transactions intended as substitutes for securities lending.
In addition, the Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).
The U.S. Equity Funds do not employ leverage as a principal investment strategy, but each Fund may have temporary net long exposures in excess of their net assets, including as a result of rebalancing the Funds’ portfolios in anticipation of cash flows (redemptions, subscriptions, payments of fees, etc.).
Use of Derivatives by the International Equity Funds
Types of Derivatives That May Be Used by the International Equity Funds
•	Options, futures contracts, and related options on securities or baskets or indices of securities

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•	Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

•	Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Structured notes

•	Warrants and rights

•	Non-Standard Warrants (including LEPOs and P-Notes)

•	Reverse repurchase agreements
Foreign Currency Derivative Transactions That May Be Employed by the International Equity Funds
•	Buying and selling spot currencies

•	Forward foreign currency contracts

•	Currency futures contracts and related options (both cash and physically settled)

•	Options on currencies

•	Currency swap contracts

Uses of Derivatives by the International Equity Funds
The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. A Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.
The Funds may use derivatives to effect transactions intended as substitutes for securities lending.
The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.
The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in

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combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.
The International Equity Funds do not employ leverage as a principal investment strategy, but each Fund may have temporary net long exposures in excess of their net assets, including as a result of rebalancing the Funds’ portfolios in anticipation of cash flows (redemptions, subscriptions, payments of fees, etc.). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.
INVESTMENT RESTRICTIONS
Fundamental Restrictions:
The following are Fundamental Investment Restrictions of the Funds, which may not be changed without shareholder approval:
(1) Each Fund may not borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.
Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.
(2) Each Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)
(3) Each Fund may not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

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(4) Each Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.
(5) Each Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.
(6) Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund’s total assets in the case of each Fund (except International Intrinsic Value Fund), and with respect to not more than 25% of total assets in the case of International Intrinsic Value Fund.
(7) Each Fund may not concentrate more than 25% of the value of its total assets in any one industry.
For purposes of this Fundamental Restriction (7), an industry shall not be considered to include the U.S. government or its agencies or instrumentalities.
(8) Each Fund may not purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options thereon.
(9) Each Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.
The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.
(10) With respect to each of U.S. Core Equity Fund and International Intrinsic Value Fund, the Fund may not cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.

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Non-Fundamental Restrictions:
The following are Non-Fundamental Investment Restrictions of the Funds, which may be changed by the Trustees without shareholder approval:
(1) Each Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.
(2) Each Fund may not make investments for the purpose of gaining control of a company’s management.
(3) Each Fund may not invest more than 15% of its net assets in illiquid securities.
(4) Each Fund may not pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)
(5) With respect to each Fund which has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a “Name Policy”), the Fund may not change its Name Policy as set forth under the Fund’s “Principal investment strategies” in the Prospectus without providing the Fund’s shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.
For purposes of each Name Policy, each Fund considers the term “invest” to include both direct investing and indirect investing and the term “investments” to include both direct investments and indirect investments (for instance, a Fund may invest indirectly or make indirect investments by investing in another GMO Fund or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investing or indirect investing and/or direct investments or indirect investments.
Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

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The phrase “shareholder approval,” as used in the Prospectus and in this Statement of Additional Information, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein with respect to a Fund, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies and restrictions of each Fund may be changed by the Trust’s Trustees without the approval of shareholders of that Fund. Policies and restrictions of a Fund that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information cannot be changed without the approval of shareholders of that Fund.
When used in connection with a Fund’s Name Policy, the Manager uses the terms “invest,” “investments,” “assets,” and “tied economically” as defined in the Prospectus.
With respect to International Intrinsic Value Fund, the Fund typically will invest in investments that are tied economically to a number of countries throughout the world.
DETERMINATION OF NET ASSET VALUE
The net asset value or “NAV” of each class of shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Please refer to “Determination of Net Asset Value” in the Prospectus for additional information.
The Manager evaluates pricing sources on an ongoing basis and may change a pricing source at any time. The Manager normally does not evaluate the prices supplied by pricing sources on a day-to-day basis. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund. In addition, to the extent a Fund holds portfolio securities listed on foreign exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.

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DISTRIBUTIONS
The Prospectus describes the distribution policies of each Fund under the heading “Distributions and Taxes.” Each Fund generally maintains a policy to pay its shareholders, as dividends, substantially all net investment income, if any, and all net realized capital gains, if any, after offsetting any available capital loss carryovers. Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of ordinary income and capital gain net income. Each Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net investment income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed appropriate by the Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders (see discussion in “Taxes” below).
TAXES
Tax Status and Taxation of Each Fund
Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (previously defined above as the “Code”). In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:
(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined generally as a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code, and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of the diversification test in paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
As described above, each Fund intends generally to distribute at least annually to its shareholders substantially all of its net investment income and all of its net realized capital gains (including both net short-term and long-term capital gains). Any net taxable investment income or net short-term capital gains (as reduced by any net long-term capital losses) retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Although each Fund intends generally to distribute all of its net capital gain (i.e., the excess of any net long-term capital gains over net short-term capital losses) each year, each Fund reserves the right to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. In that case, a Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders, who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund properly makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

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In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a Fund generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange, or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
If a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 within that year, plus any such retained amounts from the prior year, such Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of the excise tax amount is deemed by the Fund to be de minimis). For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year.
Realized capital losses in excess of realized capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. Instead, potentially subject to the limitations described below, a Fund may carry Net Capital Losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund has incurred Net Capital Losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), that Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. If a Fund incurs Net Capital Losses in taxable years beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxable to individual shareholders as ordinary income) than would have resulted under the previous regime described above. A Fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. See each Fund’s most recent annual shareholder report, as available, for more information concerning the Fund’s Net Capital Losses available to be carried forward (if any) as of the end of its most recently ended fiscal year.

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In addition, a Fund’s ability to use Net Capital Losses may be limited following the occurrence of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the shares of the Fund (each, an “ownership change”). The Code may similarly limit a Fund’s ability to use any of its other capital losses, or ordinary losses, that have accrued but have not been recognized (i.e., “built-in” losses) at the time of an ownership change to the extent they are realized within the five-year period following the ownership change.
Transactions in Fund Shares
The sale, exchange, or redemption of Fund shares may give rise to a taxable gain or loss, generally equal to the difference between the amount realized by a shareholder on the disposition of the shares (that is, gross proceeds) and the shareholder’s adjusted basis in those shares. Shareholders are responsible for keeping track of their own basis in Fund shares, including any events requiring adjustments to their basis (e.g., due to receipt of a Return of Capital Distribution (as defined below)).
In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year and as short-term capital gain if the shares have been held for not more than one year. Any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less generally will be treated as long-term capital loss to the extent of any Capital Gain Dividends, as defined below, received or deemed received by a shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rules if other shares of the same Fund are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Taxation of Fund Distributions
Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.
Dividends and distributions on each Fund’s shares are generally subject to U.S. federal income tax as described below to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid for its shares. Such distributions may reduce the net asset value of the Fund’s shares below the shareholder’s cost basis in those shares. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. In general, the Fund will recognize long-term capital gain or

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loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gains (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally are taxable to shareholders as long-term capital gains. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions attributable to net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) generally are taxable to shareholders as ordinary income.
For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.
In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (A) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (B) treated as a “passive foreign investment company” (as defined below).
In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the above-described holding period and other requirements are met at both the shareholder and Fund level, qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain for taxable years beginning before January 1, 2013, unless Congress enacts legislation providing otherwise. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this

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purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
If a Fund receives dividends from an underlying Fund, including an ETF, that is treated as a RIC for U.S. federal income tax purposes (“Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC.
For corporate shareholders (other than S corporations), the 70%dividends-received deduction will generally apply (subject to holding period and other requirements imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The International Equity Funds generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction. If a Fund receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC.
A portion of the original issue discount (“OID”) accrued on certain high yield discount obligations may not be deductible to the issuer as interest and will instead be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID. See “Tax Implications of Certain Investments” below for more discussion of OID.
To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement treated for U.S. federal income tax purposes as a loan, such distribution will not constitute qualified dividend

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income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
A Fund may make a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year (a “Return of Capital Distribution”), in which case the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable to the extent such an amount does not exceed a shareholder’s tax basis, but it reduces the shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.
A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Early each calendar year, the Trust will provide U.S. federal tax information, including information about the character and amount of dividends and distributions paid during the preceding year, to taxable investors and others requesting such information.
Backup Withholding
Each Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.
Distributions to Foreign Investors
Absent a specific statutory exemption, a Fund’s dividend distributions (other than Capital Gain Dividends, as described more fully below) are subject to a U.S. withholding tax of 30% when paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”). In addition, subject to certain exceptions, a Fund is generally not required and currently does not expect to withhold on the amount of a non-dividend distribution (i.e., a Return of Capital Distribution) paid to its foreign shareholders; a Fund, however, may determine to withhold on any such distribution in its discretion to the extent permissible under applicable law. To the extent withholding is made, persons who are resident in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty.

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For taxable years of a Fund beginning before January 1, 2012, a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or was a 10% shareholder of the issuer, (C) that is within certain foreign countries that had inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“short-term capital gain dividends”). A Fund is permitted to report such parts of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of a Fund beginning on or after January 1, 2012, unless Congress enacts legislation providing otherwise.
If a Fund invests in an Underlying RIC that pays such short-term capital gain or interest-related dividends to its shareholders, such distributions will retain their character as not subject to withholding if properly reported as such when paid by the Fund to its shareholders.
In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Under U.S. federal tax law, a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the foreign shareholder’s sale of shares of a Fund or to the Capital Gain Dividend received (as described below).
Also, foreign shareholders with respect to whom income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S.

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citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.
Special withholding and other rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special withholding and other rules apply to the redemption of shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs—USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC—the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. A Fund that holds (directly or indirectly) significant interests in real estate investment trusts (as defined in Section 856 of the Code) qualifying for the special tax treatment under Subchapter M of the Code (“U. S. REITs”) may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled U.S. REITs or RICs and not-greater-than-5% interests in publicly traded classes of stock in U.S. REITs or RICs.
In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), any dividend distributions by the Fund and certain distributions made by the Fund in redemption of its shares that are attributable to (i) gains realized on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-tier RIC or U.S. REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. However, absent the enactment of further legislation, on and after January 1, 2012, this “look-through” treatment for distributions by the Fund to foreign shareholders applies only to such distributions that, in turn, are attributable to distributions received by a Fund from a lower-tier U.S. REIT and required to be treated as USRPI gain in the Fund’s hands. If a foreign shareholder holds (or has held in the prior year) more than a 5% interest in any class of a Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund generally will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% in any class of the Fund at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. It is currently unclear whether Congress will

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extend the “look-through” provisions described above for distributions made on or after January 1, 2012, and what the terms of any such extension would be.
In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder typically must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the sale. A similar withholding obligation may apply to Return of Capital Distributions by a Fund that is a USRPHC or former USRPHC to a greater-than-5% foreign shareholder, even if all or a portion of such distribution would be treated as a return of capital to the foreign shareholder. Prior to January 1, 2012, such withholding on these redemptions and distributions generally is not required if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in Underlying RICs that are domestically controlled USRPHCs. These exemptions from withholding will expire for redemptions or distributions made on or after January 1, 2012, unless Congress enacts legislation providing otherwise. If no such legislation is enacted, beginning on January 1, 2012, such withholding is required, without regard to whether the Fund or any Underlying RIC in which it invests is domestically controlled.
Foreign shareholders should consult their tax advisors (and if holding shares through an intermediary, their intermediary) concerning the application of these rules to their investment in a Fund.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, for example, furnishing an IRS Form W-8BEN). Foreign shareholders in a Fund should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Also, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.
A foreign shareholder may be subject to state and local taxes and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.
See also “Other Reporting and Withholding Requirements” below for information regarding the potential application of an additional withholding regime.
Foreign Taxes
A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on dividends, interest, or capital gains which will decrease a Fund’s yield. A Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities, which can also decrease the Fund’s yield. Such foreign withholding taxes and other taxes may be reduced or eliminated under income tax

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treaties between the United States and certain foreign jurisdictions. Depending on the number of foreign shareholders in a Fund, however, such reduced foreign withholding and other tax rates may not be available for investments in certain jurisdictions.
If, at the end of a Fund’s taxable year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or other securities of foreign corporations, the Fund may make an election that allows shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return in respect of foreign taxes paid by or withheld from the Fund on one or more of its foreign portfolio securities. Only foreign taxes that meet certain qualifications are eligible for this pass-through treatment. If a Fund is eligible for and makes such an election, its shareholders generally will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of these taxes is subject to limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund is eligible to make this election, it may determine not to do so in its sole discretion, in which case any such qualified foreign taxes paid by the Fund cannot be given this special “pass-through” treatment by the Fund or its shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction. To the extent a Fund is eligible for and makes this election, its shareholders whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents, or domestic corporations may receive substantially different tax treatment of distributions by the Fund, and may be disadvantaged as a result of the Fund making this election. The International Equity Funds are eligible for and expect to make this election.
Under current law, a Fund cannot pass through to shareholders foreign taxes paid by Underlying RICs in which it invests that themselves elected to pass through such taxes to their shareholders, unless at the close of each quarter of its taxable year at least 50% of the value of its total assets is represented by shares in Underlying RICs. The Funds are not expected to satisfy this requirement. Therefore, it is expected that a Fund may only elect to pass through to its shareholders foreign income taxes it directly bears provided that it directly holds more than 50% of its assets in foreign stock and other securities at the close of its taxable year, as described above; foreign securities held indirectly through an Underlying RIC do not contribute to this 50% threshold.
Withholding taxes that are accrued on dividends in respect of (i) securities on loan pursuant to a securities lending transaction during the period that any such security was not directly held by a Fund or (ii) securities the Fund temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated as a loan for U.S. federal income tax purposes generally will not qualify as a foreign tax paid by the Fund, in which case, they could not be passed through to shareholders even if the Fund meets the other requirements described above.

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Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts and Other Foreign Financial Assets
Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult their intermediaries through which a Fund investment is made (if applicable), as well as a tax advisor, regarding the applicability to them of both of these reporting requirements.
Other Reporting and Withholding Requirements
New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.
The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments will generally not be subject to withholding under these rules so long as shareholders provide their Fund with certifications or other documentation as the Fund may request including, to the extent required, with regard to their direct and indirect owners. Payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder enters into, and provides certification to the Fund of a valid information reporting and withholding agreement with the IRS to report, among other requirements, required information including about certain direct and indirect U.S. investors or U.S. accounts. Future regulations may exempt certain foreign financial institutions from these requirements, but it is currently unclear whether or when such regulations will be issued. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.
Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

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Tax Implications of Certain Investments
In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying securities or other assets, the Fund generally will recognize capital gain or loss equal to (i) the sum of the strike price and the option premium received by the Fund minus (ii) the Fund’s basis in the underlying securities or other assets. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying securities or other assets. If securities or other assets are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities or other assets purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related purchase, sale, or delivery of the underlying securities or other assets generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
Certain covered call writing activities and other option strategies of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring the deferral of losses and the termination of holding periods on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Call options on stocks that are not “deep in the money” may qualify as “qualified covered calls,” which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the corporate dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.
The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

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In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its other hedging, short sales, or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash-sale, and short-sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses, and cause adjustments in the holding periods of a Fund’s securities. The rules could therefore affect the amount, timing, and/or character of distributions to shareholders.
Certain investments made and investment practices engaged in by a Fund can produce a difference between its book income and its taxable income. These can include, but are not limited to, certain hedging activities, as well as investments in foreign currencies, foreign currency-denominated debt securities, Section 1256 contracts, passive foreign investment companies (as defined below), and debt obligations with discount or purchased at a premium. In addition, certain foreign currency transactions associated with the redemption of Fund shares (in the case of a Fund that permits redemptions of Fund shares in foreign currencies) may produce a difference between a Fund’s book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.
Any investment by a Fund in U.S. REIT equity securities may result in the Fund’s receipt of cash in excess of the U.S. REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in U.S. REIT equity securities may also require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a U.S. REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a U.S. REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in any such interests may not be suitable investments for certain tax—exempt investors, as noted below.

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In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Under current law, income of a Fund that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders (that is, the Fund “blocks” this income with respect to such shareholders). Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually

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upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.
Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, acquisition discount (very generally, the excess of the stated redemption price over the purchase price). Generally, a Fund will be required to include the OID or acquisition discount in income (as ordinary income) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The OID or acquisition discount accrues ratably in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. If the Fund elects the constant interest rate method, the character and timing of recognition of income by the Fund will differ from what they would have been under the default pro rata method.
Increases in the principal amount of an inflation indexed bond will be treated as OID includible in income (as ordinary income) over the term of the bond, even though payment of that amount is not received until a later time. Decreases in the principal amount of an inflation indexed bond will reduce the amount of interest from the debt instrument that would otherwise be includible in income by a Fund. In addition, if the negative inflation adjustment exceeds the income includible by a Fund with respect to the debt instrument (including any OID) for the taxable year, such excess will be an ordinary loss to the extent a Fund’s total interest inclusions on the debt instrument in prior taxable years exceed the total amount treated by the Fund as an ordinary loss on the debt instrument in prior taxable years. Any remaining excess may be carried forward to reduce taxable income from the instrument in subsequent years.
If a Fund holds the foregoing kinds of debt instruments, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event

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a Fund realizes net long-term or short-terms capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend or ordinary dividend, respectively, than they would in the absence of such transactions.
Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation; when the Fund may cease to accrue interest, OID, or market discount; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If a Fund invests in shares of Underlying RICs, its distributable income and gains will normally consist, in part, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net capital losses on its investments for a given taxable year, a Fund investing in that Underlying RIC will not be able to benefit from those losses until (i) the Underlying RIC realizes capital gains that can be reduced by those losses, or (ii) the Fund recognizes its share of those losses when it disposes of shares of the Underlying RIC. Moreover, even when a Fund does make such a disposition of Underlying RIC shares at a net capital loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. A Fund also will not be able to offset any capital losses realized from its dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).
In addition, in certain circumstances, the “wash-sale” rules under Section 1091 of the Code may apply to a Fund’s sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by the Fund at a loss and the Fund acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended periods of time.
As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying RICs.
Special tax considerations apply if a Fund invests in investment companies treated as partnerships for U.S. federal income tax purposes. For U.S. federal income tax purposes, a Fund investing in such a partnership generally will be allocated its share of the income, gains, losses,

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deductions, credits, and other tax items of the partnership so as to reflect the Fund’s interests in the partnership. A partnership in which a Fund invests may modify its partner allocations to comply with applicable tax regulations, including, without limitation, the income tax regulations under Sections 704, 734, 743, 754, and 755 of the Code. It also may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in the Fund, as a partner, receiving more or fewer items of income, gain, deduction, or loss (and/or income, gain, deduction, or loss of a different character) than it would in the absence of such modified or special allocations. A Fund will be required to include in its income its share of a partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the Fund’s taxable year, regardless of whether or not the partnership distributes any cash to the Fund in such year.
In general, a Fund will not recognize its share of these tax items until the close of the partnership’s taxable year. However, absent the availability of an exception, a Fund will recognize its share of these tax items as they are recognized by the partnership for purposes of determining the Fund’s liability for the 4% excise tax (described above). Therefore, if a Fund and a partnership have different taxable years, the Fund may be obligated to make distributions in excess of the net income and gains recognized from that partnership and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year. In some cases, however, a Fund can take advantage of certain safe harbors which would allow it to include its share of a partnership’s income, gain, loss, and certain other tax items at the close of the partnership’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the potential complexities arising from different taxable years.
In general, cash distributions to a Fund by a partnership in which it invests (including in partial or complete redemption of its interest in the partnership) will represent a nontaxable return of capital to the Fund up to the amount of the Fund’s adjusted tax basis in its interest in the partnership, with any amounts exceeding such basis treated as capital gain. Any loss may be recognized by a Fund only if it redeems its entire interest in the partnership for money.
In addition, any transactions by a Fund in foreign currencies, foreign currency-denominated debt obligations, or certain foreign currency options, futures contracts, or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and, as described earlier, can give rise to differences in the Fund’s book and taxable income. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.
A Fund’s investments in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may make certain elections to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e., make a “QEF election”), in

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which case the Fund will be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternately, a Fund may make an election to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that indirectly invests in PFICs by virtue of the Fund’s investment in Underlying RICs or other investment companies may not make such elections; rather, the Underlying RICs or other investment companies directly investing in PFICs would decide whether to make such elections. In addition, there is a risk that a Fund may not realize that a foreign corporation in which it invests is a PFIC for U.S. federal tax purposes and thus fail to timely make a QEF or mark-to-market election in respect of that corporation, in which event the Fund could be subject to the U.S. federal income taxes and interest charges described above.
A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
Dividends paid by PFICs will not be eligible to be treated as qualified dividend income or for the dividends-received deduction.
A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. From time to time, a Fund may be a U.S. Shareholder in a CFC. As a U.S. Shareholder, a Fund is required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset

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income or capital gain generated from that Fund’s other investments. To the extent a Fund invests in a CFC and recognizes subpart F income in excess of actual cash distributions from the CFC, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.
Loss of RIC Status
A Fund may experience particular difficulty qualifying as a RIC, for example, in the case of highly unusual market movements, or in the case of high redemption levels, and/or during the first year of its operations. If a Fund were to fail to meet the income or diversification test described in “Tax Status and Taxation of Each Fund” above, the Fund could in some cases cure such failure, including by paying a Fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to not qualify for taxation as a RIC for such year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.
Tax Shelter Reporting Regulations
Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
State, Local, and Other Tax Matters
The foregoing discussion relates only to the U.S. federal income tax consequences of investing in the Funds for shareholders who are U.S. citizens, residents, or domestic corporations. The consequences under other tax laws may differ. This discussion has not addressed all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal

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income tax laws. This summary is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Shareholders should consult their tax advisors about the precise tax consequences of an investment in a Fund in light of their particular tax situation, including possible foreign, state, local, or other applicable tax laws.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans.
Additionally, most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities (such as Federal Farm Credit Bank and Federal Home Loan Bank securities), so long as a Fund meets all applicable state requirements. Therefore, shareholders in a Fund may be allowed to exclude from their state taxable income distributions made to them by the Fund to the extent attributable to interest the Fund earned on such investments. The availability of these exemptions varies by state. Investments in securities of certain U.S. government agencies, including securities issued by Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac, and repurchase agreements collateralized by U.S. government securities generally do not qualify for these exemptions. Moreover, these exemptions may not be available to corporate shareholders. All shareholders should consult their tax advisors regarding the applicability of these exemptions to their situation.

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MANAGEMENT OF THE TRUST
The following tables present information as of June 30, 2011 regarding each current Trustee and officer of the Trust. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.
[To be updated by amendment.]

Number of
Portfolios in
			Principal	Fund	Other
Name and	Position(s) Held	Length of	Occupation(s)	Complex	Directorships
Date of Birth	with the Trust	Time Served	During Past 5 Years	Overseen	Held
INDEPENDENT TRUSTEES

Donald W. Glazer, Esq. DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004-March 2005); Trustee since December 2000.	Consultant—Law and Business[1]; Author of Legal Treatises.	[65]	None.

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Number of
Portfolios in
			Principal	Fund	Other
Name and	Position(s) Held	Length of	Occupation(s)	Complex	Directorships
Date of Birth	with the Trust	Time Served	During Past 5 Years	Overseen	Held
Peter Tufano DOB: 04/22/1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989-2011).	[65]	Trustee of State Street Navigator Securities Lending Trust (2 Portfolios).

Paul Braverman DOB: 01/25/1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008-present); Chief Financial Officer, Wellington Management Company, LLP (an investment adviser) (March 1986-December 2007).	[65]	Director of Courier Corporation (a book publisher and manufacturer).

INTERESTED TRUSTEE AND OFFICER

Joseph B. Kittredge, Jr.[2] DOB: 08/22/1954	Trustee; President and Chief Executive Officer of the Trust	Trustee since March 2010; President and Chief Executive Officer of the Trust since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); Partner, Ropes & Gray LLP (prior to October 2005).	[65]	None.

[1]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2009 and December 31, 2010, these entities paid $397,491 and $1,238,183, respectively, in legal fees and disbursements to Goodwin. In correspondence with the Staff of the SEC beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.

[2]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above.
Information About Each Trustee’s Experience, Qualifications, Attributes, or Skills for Board Membership. As described in additional detail below under “Committees,” the Governance Committee, which is comprised solely of Independent Trustees, has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees,

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including identifying, and evaluating the skill sets and qualifications of, potential candidates. In recommending the election of the current board members as Trustees, the Governance Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the Funds. The Governance Committee focuses on the complementary skills and experience of the Trustees as a group, as well as on those of any particular Trustee. With respect to Messrs. Glazer, Tufano and Braverman, the Governance Committee noted that these Trustees all had considerable experience in overseeing investment management activities and/or related operations and in serving on the boards of other companies. In addition, the Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees:
Donald W. Glazer — Mr. Glazer’s experience serving as Chairman of the Board of Trustees and as a director of other companies, his professional training and his experience as a business lawyer, including as a partner at a leading law firm, and his business experience.
Peter Tufano — Mr. Tufano’s experience serving as Trustee of the Funds and as a director of other companies, and his professional training and his experience in business and finance, including as a professor of financial management at a leading business school.
Paul Braverman — Mr. Braverman’s experience as a director, his professional training and his experience as a certified public accountant and lawyer and his experience in the management of a leading investment management firm.
Joseph B. Kittredge, Jr. — Mr. Kittredge’s experience serving as President of the Trust and General Counsel and a Member of GMO, his professional training and his experience as a lawyer representing mutual funds and investment management firms, including as a partner at a leading law firm, and his perspective on Board matters as a senior executive of GMO.
Information relating to the experience, qualifications, attributes and skills of the Trustees is required by the registration form adopted by the SEC, does not constitute holding out the Board or any Trustee as having any special expertise or experience, and does not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.
Other Officers [To be updated by amendment.]

	Position(s) Held	Length	Principal Occupation(s)
Name and Date of Birth	with the Trust	of Time Served	During Past 5 Years[1]

Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Chief Financial Officer since March 2007; Treasurer since November 2006; Assistant Treasurer, September 2004-November 2006.	Head of Fund Administration (December 2006-present), Fund Administration Staff (June 2004-November 2006), Grantham, Mayo, Van Otterloo & Co. LLC.

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	Position(s) Held	Length	Principal Occupation(s)
Name and Date of Birth	with the Trust	of Time Served	During Past 5 Years[1]

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present); Vice President and Senior Tax Manager, Massachusetts Financial Services Company (January 2000-April 2007).

Carolyn Haley DOB: 07/12/1966	Assistant Treasurer	Since June 2009.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (May 2009-present); Treasurer and Chief Compliance Officer, Hambrecht & Quist Capital Management LLC (April 2007-April 2009); Senior Manager, PricewaterhouseCoopers LLP (2003-2007).

John McGinty DOB: 08/11/1962	Chief Compliance Officer	Since February 2011.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009-present); Senior Vice President and Deputy General Counsel (January 2007-July 2009), Vice President and Associate General Counsel (February 2006-December 2006), Fidelity Investments.

Jason B. Harrison DOB: 01/29/1977	Chief Legal Officer, Vice President-Law and Clerk	Chief Legal Officer since October 2010; Vice President-Law since October 2010; Vice President since November 2006; Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (since February 2006).

David L. Bohan DOB: 06/21/1964	Vice President and Assistant Clerk	Vice President since March 2005; Assistant Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

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	Position(s) Held	Length	Principal Occupation(s)
Name and Date of Birth	with the Trust	of Time Served	During Past 5 Years[1]

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since September 2007.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007-present); Attorney, Goodwin Procter LLP (September 2003-January 2007).

Heather Schirmer DOB: 6/10/1974	Vice President and Assistant Clerk	Since March 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

Cheryl Wakeham DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC.

[1]	Each of Messrs. Burnett, Bohan and Pottle and Mses. Haley, Trinque and Schirmer serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

Trustees’ Responsibilities. Under the provisions of the GMO Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.
Board Leadership Structure and Risk Oversight. The Board of Trustees is responsible for the general oversight of the Funds’ affairs and for assuring that each Fund is managed in the best interests of its shareholders. The Board regularly reviews each Fund’s investment performance as well as the quality of services provided to the Fund and its shareholders by GMO and its affiliates, including shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by each Fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by the Funds’

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auditors, independent counsel to the Independent Trustees and other persons as appropriate, who are selected by and responsible to the Board. In addition, the Funds’ Chief Compliance Officer reports directly to the Board.
Currently, all but one of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Funds’ investment adviser, GMO, and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight of protecting shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session without representatives of GMO present. An Independent Board Member currently serves as Chairman of the Board of Trustees.
Taking into account the number, diversity and complexity of the Funds overseen by the Board of Trustees and the aggregate amount of assets under management in the Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may utilize the resources of the Funds’ counsel and auditors as well as other persons. The committees meet from time to time, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Governance Committee. The membership and chair of each committee other than the Risk Oversight Committee consists exclusively of Independent Trustees.
The Board of Trustees has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of each Fund’s affairs. While risk management is primarily the responsibility of the Fund’s investment adviser, GMO, the Board regularly receives reports, including reports from GMO and the Funds’ Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the Funds. The Board’s committee structure allows separate committees, such as the Audit Committee, Pricing Committee, and Governance Committee, which are discussed in more detail below under “Committees,” to focus on different aspects of these risks within the scope of the committee’s authority and their potential impact on some or all of the Funds, and to discuss with the GMO the ways in which GMO monitors and controls such risks. The Board has also established a separate Risk Oversight Committee to oversee the management of risks applicable to the Funds, to the extent such risks are not overseen by a separate standing committee of the Board or by the Board itself.
The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, that reports received by the Trustees with respect to risk management matters are typically summaries of the relevant information, and that the processes, procedures and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board and by the Committees is subject to substantial limitations.

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Committees
The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law.
The Board of Trustees currently has established four standing committees: the Audit Committee, the Pricing Committee, the Risk Oversight Committee, and the Governance Committee. During the fiscal year ended February 28, 2011, the Audit Committee held [ ] meetings; the Pricing Committee held [ ] meetings; the Governance Committee held [ ] meetings; and the Risk Oversight Committee held [ ] meetings.
Audit Committee. The Audit Committee (i) oversees the Trust’s accounting and financial reporting policies and practices and internal controls over financial reporting; (ii) oversees the quality and objectivity of the Trust’s financial statements and the independent audit of those statements; (iii) appoints, determines the independence and compensation of, and oversees the work performed by the Trust’s independent auditors in preparing or issuing an audit report or related work; (iv) approves all audit and permissible non-audit services provided to the Trust, and certain other persons by the Trust’s independent auditors; and (v) acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Mr. Braverman and Mr. Tufano are members of the Audit Committee, and Mr. Glazer is an alternate member of the Audit Committee. Mr. Braverman is the Chairman of the Audit Committee.
Pricing Committee. The Pricing Committee oversees the valuation of the securities and other assets held by the Funds, reviews and makes recommendations regarding the Trust’s Pricing Policies, and, to the extent required by the Trust’s Pricing Policies, determines the fair value of the securities or other assets held by the Funds. Mr. Tufano and Mr. Glazer are members of the Pricing Committee, and Mr. Braverman is an alternate member of the Pricing Committee. Mr. Tufano is the Chairman of the Pricing Committee.
Risk Oversight Committee. The Risk Oversight Committee assists the Board in overseeing the management of risks applicable to the Funds to the extent those risks are not overseen by another standing committee of the Board or by the Board itself (e.g., financial reporting and audit-related operational or compliance risks, which are overseen by the Audit Committee, valuation-related operational or compliance risks, which are overseen by the Pricing Committee, or legal risks, which are overseen by the Board as a whole) including, without limitation, investment, operational and compliance risks. All of the Trustees are members of the Risk Oversight Committee, and Mr. Kittredge is the Chairman of the Risk Oversight Committee.
Governance Committee. The Governance Committee oversees general Fund governance-related matters, including making recommendations to the Board of Trustees relating to governance of the Trust, reviewing possible conflicts of interest and independence issues involving Trustees, considering the skill sets and qualifications of prospective Trustees and to propose to the Board candidates to serve as Trustees, overseeing the determination that any person serving as legal counsel for the Independent Trustees qualifies as “independent legal counsel”, as that term is defined in the 1940 Act, and performing any other functions delegated to it by the Board of

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Trustees. Mr. Glazer and Mr. Braverman are members of the Governance Committee, and Mr. Tufano is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.
As described above under “Information About Each Trustee’s Experience, Qualifications, Attributes or Skills for Board Membership”, the Governance Committee has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying, and evaluating the skill sets and qualifications of, potential candidates. Prospective nominees may be recommended by the current Trustees, the Trust’s Officers, GMO, current shareholders or other sources that the Governance Committee deems appropriate. Candidates properly submitted by shareholders will be considered on the same basis as candidates recommended by other sources. The Governance Committee has full discretion to reject nominees who are recommended by shareholders.
The Governance Committee considers a variety of qualifications, skills and other attributes in evaluating potential candidates for nomination to the Board of Trustees. The attributes considered may include, but are not limited to: (i) relevant industry and related experience, including experience serving on other boards; (ii) skill sets, areas of expertise, abilities and judgment; and (iii) availability and commitment to attend meetings and to perform the responsibilities of a Trustee. In evaluating potential candidates, the Governance Committee also considers the overall composition of the Board of Trustees and assesses the needs of the Board and its committees.
Shareholders may recommend nominees to the Board of Trustees by writing the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A recommendation must (i) be in writing and signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.
Trustee Fund Ownership
The following table sets forth ranges of the current Trustees’ direct beneficial share ownership in the Funds offered in the Prospectus and the aggregate dollar ranges of their direct beneficial share ownership in all GMO Funds (including GMO Funds not offered in the Prospectus) as of December 31, 2010.

Aggregate Dollar Range of
	Dollar Range of	Shares Directly Owned in all
	Shares Directly Owned in	Funds of the Trust (whether
Name/Funds Offered	Funds Offered in the	or not offered in the Prospectus)
in the Prospectus	Prospectus	Overseen by Trustee
Donald W. Glazer	None	Over $100,000
Peter Tufano	None	None
Paul Braverman	None	None
Joseph B. Kittredge, Jr.	None	$50,001-$100,000

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The following table sets forth ranges of Mr. Glazer’s indirect beneficial share ownership in the Funds offered in the Prospectus and the aggregate dollar range of his indirect beneficial share ownership in all GMO Funds (including GMO Funds not offered in the Prospectus), as of December 31, 2010, by virtue of his direct ownership of shares of certain Funds (as disclosed in the table immediately above) that invest in other GMO Funds and of other private investment companies managed by the Manager that invest in GMO Funds.

Aggregate Dollar Range of
	Dollar Range of	Shares Indirectly Owned in all
	Shares Indirectly Owned in	Funds of the Trust (whether
Name/Funds Offered	Funds Offered in the	or not offered in the Prospectus)
in the Prospectus	Prospectus	Overseen by Trustee
Donald W. Glazer		Over $100,000
International Intrinsic Value Fund	Over $100,000
U.S. Core Equity Fund	Over $100,000
Trustee Ownership of Securities Issued by the Manager or Principal Underwriter
None.
Trustee Ownership of Related Companies
The following table sets forth information about securities owned by the current Independent Trustees and their family members, as of December 31, 2010, in the Manager, Funds Distributor, LLC, the Funds’ principal underwriter, or entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, LLC. [To be updated by amendment.]

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Name of
Owner(s) and
Name of Non-	Relationship		Title of	Value of
Interested Trustee	to Trustee	Company	Class	Securities[2]	% of Class
Donald W. Glazer	Self	GMO Multi-Strategy Fund (Offshore), a private investment company managed by the Manager [1]	Limited partnership interest — Class A	$1,092,661.10	0.032%
Peter Tufano	N/A	None	N/A	N/A	N/A
Paul Braverman	N/A	None	N/A	N/A	N/A

[1]	The Manager may be deemed to “control” this fund by virtue of its serving as investment manager of the fund and by virtue of its ownership of all the outstanding voting shares of the fund as of December 31, 2010.

[2]	Securities valued as of December 31, 2010.

Remuneration. The Trust has adopted a compensation policy for its Trustees. Each Trustee receives an annual retainer from the Trust for his services. In addition, each Chairman of the Trust’s standing committees and the Chairman of the Board of Trustees receive an annual fee. Each Trustee also is paid a fee for participating in in-person and telephone meetings of the Board of Trustees and its committees, and a fee for consideration of actions proposed to be taken by written consent. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.
Other than as set forth in the following table, during the fiscal year ended February 28, 2011, no Trustee of the Trust received any direct compensation from the Trust or any Fund offered in the Prospectus, and no officer of the Trust received aggregate compensation exceeding $60,000 from any Fund offered in the Prospectus:
[To be updated by amendment.]

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Name of Person, Position
	Donald W.			W. Nicholas						Paul			Joseph B.
	Glazer, Esq.,			Thorndike,			Peter Tufano,			Braverman,			Kittredge, Jr.,
	Trustee			Trustee[1]			Trustee			Trustee[2]			Trustee[2]
Compensation from Each Fund Offered in the Prospectus:
U.S. Core Equity Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
U.S. Growth Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
International Intrinsic Value Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Foreign Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Emerging Countries Fund	$	[ ]		$	[ ]		$	[ ]		$	[ ]		$	[ ]
Pension or Retirement Benefits Accrued as Part of Fund Expenses:		N/A			N/A			N/A			N/A			N/A
Estimated Annual Benefits Upon Retirement:		N/A			N/A			N/A			N/A			N/A
Total Compensation from the Trust:	$	[ ]	[3]	$	[ ]	[3]	$	[ ]	[3]	$	[ ]	[3]	$	[ ]	[3]

[1]	Mr. Thorndike resigned as a Trustee effective December 2010 and no longer serves as a Trustee of the Trust.

[2]	Reflects actual direct compensation received during the fiscal year ended February 28, 2011. Each of Paul Braverman and Joseph B. Kittredge, Jr. was elected as Trustee effective March 2010.

[3]	Reflects actual direct compensation received during the fiscal year ended February 28, 2011 from Funds of the Trust that had commenced operations on or before February 28, 2011, including GMO Funds that are not offered through the Prospectus.

Mr. Kittredge does not receive any compensation from the Trust, but as a member of the Manager will benefit from management, shareholder servicing, administration and any other fees paid to GMO and its affiliates by the Funds and various other GMO Funds not offered through the Prospectus. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.
As of [_____, 2011], the Trustees and officers of the Trust as a group owned [less than 1%] of the outstanding shares of each class of shares of each Fund offered in the Prospectus.
Code of Ethics. The Trust and the Manager have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Funds are permitted, subject to compliance with the Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.
The non-interested Trustees of the Trust are subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities

76

transactions or to identify his or her brokerage accounts to a Fund or its representatives, subject to certain limited exceptions specified in the Code of Ethics.
INVESTMENT ADVISORY AND OTHER SERVICES
Management Contracts
As disclosed in the Prospectus under the heading “Management of the Trust,” under separate Management Contracts (each, a “Management Contract”) between the Trust, on behalf of the Funds, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager furnishes continuously an investment or asset allocation program, as applicable, for each Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under “Portfolio Transactions — Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.
[In addition, as disclosed in the Prospectus, the Manager has contractually agreed to waive and/or reimburse each Fund for specified Fund expenses through at least June 30, 2012.] [[To be updated by amendment.]]
Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.
Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of the Manager) and by the relevant Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by the Manager to the Trust.
For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund’s average daily net assets. Pursuant to their Management Contracts, the Funds have paid the following amounts as Management Fees to the Manager during the last three fiscal years:

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[To be updated by amendment.]

	Gross		Reduction		Net
U.S. CORE EQUITY FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		5,916,928		522,979		5,393,949
Year ended 2/28/09		8,713,227		657,777		8,055,450

U.S. GROWTH FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		129,936		129,936		0
Year ended 2/28/09		327,610		175,580		152,030

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		25,304,308		2,530,455		22,773,853
Year ended 2/28/09		31,414,815		2,981,508		28,433,307

FOREIGN FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		20,509,678		1,836,978		18,672,700
Year ended 2/28/09		37,348,751		3,187,460		34,161,291

EMERGING COUNTRIES FUND

Year ended 2/28/11	$	[ ]	$	[ ]	$	[ ]
Year ended 2/28/10		1,154,735		439,346		715,389
Year ended 2/28/09		1,702,677		399,673		1,303,004
In the event that the Manager ceases to be the manager of a Fund, the right of the Trust to use the identifying name “GMO” may be withdrawn.
Portfolio Management
Day-to-day management of each Fund is the responsibility of one of several divisions comprising investment professionals associated with the Manager. Each division’s members work collaboratively to manage a Fund’s portfolio, and no one person is primarily responsible for day-to-day management of any Fund.

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The following table sets forth information about accounts overseen or managed by the senior members of the divisions as of February 28, 2011.
[To be updated by amendment.]

79

Registered investment companies managed
	(including non-GMO mutual fund			Other pooled investment vehicles			Separate accounts managed
Senior Member	subadvisory relationships)			managed (world-wide)			(world-wide)
	Number of			Number of			Number of
	accounts[1]	Total assets[1,2]		accounts	Total assets		accounts	Total assets
Arjun Divecha	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Thomas Hancock	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Drew Spangler	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Sam Wilderman	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Registered investment companies managed
	for which GMO receives a performance-			Other pooled investment vehicles			Separate accounts managed (world- wide)
	based fee (including non-GMO mutual fund			managed (world-wide) for which GMO			for which GMO receives a performance-
	subadvisory relationships)			receives a performance-based fee			based fee
	Number of			Number of			Number of
	accounts	Total assets		accounts	Total assets		accounts	Total assets
Arjun Divecha	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Thomas Hancock	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Drew Spangler	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Sam Wilderman	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

[1]	Includes GMO Funds (including GMO Funds not offered through the Prospectus) that had commenced operations on or before February 28, 2011.

[2]	For some senior members, “Total assets” includes assets invested by other GMO Funds.

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Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.
Senior members of each division are generally members (partners) of GMO. As of February 28, 2011, the compensation of each senior member consisted of a fixed annual base salary, a partnership interest in the firm’s profits and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. A discretionary bonus may also be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. A GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.
Senior Member Fund Ownership. The following table sets forth the dollar range of each senior member’s direct beneficial share ownership, as of February 28, 2011, of Funds offered in the Prospectus that were overseen or managed by the senior member as of February 28, 2011:
[To be updated by amendment.]

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Arjun Divecha	Emerging Countries Fund	[ ]

Thomas Hancock	U.S. Core Equity Fund	[ ]
U.S. Growth Fund
International Intrinsic Value Fund

Drew Spangler	Foreign Fund	[ ]

Sam Wilderman	U.S. Core Equity Fund	[ ]
U.S. Growth Fund
International Intrinsic Value Fund
The following table sets forth the dollar range of each senior member’s indirect beneficial share ownership in the Funds that were overseen or managed by the senior member, as of February 28, 2011, by virtue of the senior member’s direct ownership of shares of certain other Funds of the Trust that invest in the Funds:
[To be updated by amendment.]

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Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Arjun Divecha	Emerging Countries Fund	[ ]

Thomas Hancock	U.S. Core Equity Fund	[ ]
U.S. Growth Fund
International Intrinsic Value Fund

Drew Spangler	Foreign Fund	[ ]

Sam Wilderman	U.S. Core Equity Fund	[ ]
U.S. Growth Fund
International Intrinsic Value Fund
Custodial Arrangements and Fund Accounting Agents. As described in the Prospectus, State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of certain of the Funds, and Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the other Funds. As such, State Street Bank or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, State Street Bank or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of State Street Bank and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.
Administrative Arrangements. GMO serves as the Trust’s administrator for Class M shareholders. In this capacity, GMO provides administrative support service to such shareholders including processing orders, processing dividend payments, assisting with shareholder communications, recordkeeping and reporting. GMO may provide these services directly, or may contract with third party service providers to provide any or all of these services.
The Trust, on behalf of the Class M Shares of certain Funds, entered into an Administration Agreement with GMO on August 17, 2000. Pursuant to the terms of this Administration Agreement, Class M Shares of the below Funds paid GMO the following amounts with respect to the last three fiscal years:
[To be updated by amendment.]

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	March 1, 2008	March 1, 2009	March 1, 2010
	Through	Through	Through
	February 28, 2009	February 28, 2010	February 28, 2011
U.S. Core Equity Fund	$61,570	$2,748	$	[ ]
U.S. Growth Fund	$46,481	$1,183	$	[ ]
International Intrinsic Value Fund	$29,813	$25,278	$	[ ]
Foreign Fund	$11,641	$9,800	$	[ ]
Emerging Countries Fund	$57,132	$59,133	$	[ ]
Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is [_____________], [   ]. [_______________] conducts annual audits of the Trust’s financial statements, assists in the preparation of each Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, and provides assistance in connection with the preparation of various SEC filings.
Distributor. Funds Distributor, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, serves as the Trust’s distributor on behalf of the Funds.
Counsel. Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.
Transfer Agent. State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.
DISTRIBUTION (12b-1) PLAN
The Trust has adopted a Rule 12b-1 distribution and service plan (the “Plan”). The principal features of the Plan are described in the Prospectus. This SAI contains additional information that may be of interest to investors.
The Trust will pay to the principal distributor of the Trust’s shares (the “Distributor”) fees for services rendered and expenses borne by the Distributor that are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders, at an annual rate with respect to each Fund of the Trust not to exceed 1.00% of each Fund’s average daily net assets attributable to its Class M Shares. The Trustees currently limit payments on Class M Shares to 0.25% of each Fund’s average daily net assets attributable to its Class M Shares. Such fees shall be accrued daily and paid quarterly or at such other intervals as the Trustees shall determine.
The Trust, on behalf of the below Funds, paid the Distributor the following amounts with respect to the last three fiscal years:

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	March 1, 2008	March 1, 2009	March 1, 2010
	Through	Through	Through
	February 28, 2009	February 28, 2010	February 28, 2011
U.S. Core Equity Fund	$76,963	$3,434	$2,977
U.S. Growth Fund	$58,101	$1,478	$1,401
International Intrinsic Value Fund	$37,266	$31,599	$33,171
Foreign Fund	$14,551	$12,251	$12,205
Emerging Countries Fund	$71,415	$73,916	$84,917
The fees may be spent by the Distributor for services that are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders (but will generally not be spent on recordkeeping charges, accounting expenses, transfer costs, custodian fees or direct client service, maintenance, or reporting to recordholders of Class M Shares). The Distributor’s expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers, banks, and other financial intermediaries who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of Class M shareholders’ needs, who provide and maintain elective Class M shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for Class M shareholders, who act as sole shareholder of record and nominee for Class M shareholders, who respond to inquiries from Class M shareholders relating to such services, who train personnel in the provision of such services, or who provide such similar services as permitted under applicable statutes, rules or regulations.
Continuance of the Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect interest in the Plan or related arrangements (the “Independent Trustees”), cast in person at a meeting called for that purpose. All material amendments to the Plan also must be approved by the Trustees and the Independent Trustees, including any amendment to increase materially the costs that a Fund may bear for distribution pursuant to the Plan.
The Plan may be terminated at any time with respect to the Class M Shares of any Fund by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund.
Any agreement relating to the implementation of the Plan with respect to any Fund shall be in writing, shall terminate automatically in the event of its assignment, and may be terminated without penalty, at any time, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund, upon 60 days written notice.

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PORTFOLIO TRANSACTIONS
Decisions to buy and sell portfolio securities for each Fund and for each of its other investment advisory clients are made by the Manager with a view to achieving each client’s investment objectives taking into consideration other account-specific factors such as, without limitation, cash flows into or out of the account, current holdings, the account’s benchmark(s), applicable regulatory limitations, liquidity, cash restrictions, applicable transaction documentation requirements, market registration requirements and/or time constraints limiting the Manager’s ability to confirm adequate transaction documentation or seek interpretation of investment guideline ambiguities. Therefore, a particular security may be bought or sold only for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Also, a particular security may be bought/sold for one or more clients when one or more other clients are selling/buying the security or taking a short position in the security, including clients invested in the same investment strategy.
To the extent permitted by applicable law, the Manager’s compliance policies and procedures and a client’s investment guidelines, the Manager may engage in “cross trades” where, as investment manager to a client account, the Manager causes that client account to purchase a security directly from (or sell a security directly to) another client account.
In certain cases, the Manager may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner and/or managing member (“GMO Private Funds”). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a Fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar Fund (or, in some cases, may have no investment in the similar Fund). The Manager itself also makes investments in GMO Private Funds. To help manage these potential conflicts, the Manager has developed and reviewed with the Trust’s Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings (“IPOs”) and other limited opportunities that takes into account the needs and objectives of each Fund and the other GMO clients.
Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.
Brokerage and Research Services. In selecting brokers and dealers to effect portfolio transactions for each Fund, the Manager seeks best execution. Best execution is not based solely on the explicit commission charged by the broker/dealer and, consequently, a broker/dealer effecting a transaction may be paid a commission higher than that charged by another broker/dealer for the same transaction. Seeking best price and execution involves the weighing of qualitative as well as quantitative factors, and evaluations of best execution are, to a large extent, possible, if at all, only after multiple trades have been completed. The Manager does

85

place trades with broker/dealers that provide investment ideas and other research services, even if the relevant broker has not yet demonstrated an ability to effect best price and execution; however, trading with such a broker (as with any and all brokers) will typically be curtailed or suspended, in due course, if the Manager is not reasonably satisfied with the quality of particular trade executions, unless or until the broker has altered its execution capabilities in such a way that the Manager can reasonably conclude that the broker is capable of achieving best price and execution.
The determination of what may constitute best price and execution involves a number of considerations, including, without limitation, the overall net economic result to a Fund; the efficiency with which the transaction is effected; access to order flow; the ability of the executing broker/dealer to effect the transaction where a large block is involved; reliability (e.g., lack of failed trades); availability of the broker/dealer to stand ready to execute possibly difficult transactions in the future; technological capabilities of the broker/dealer; the broker/dealer’s inventory of securities sought; the financial strength and stability of the broker/dealer; and the relative weighting of opportunity costs (i.e., timeliness of execution) by different strategies. Additionally, regulations in certain markets, primarily emerging markets, require the Manager to identify and trade with one or a limited number of brokers on behalf of clients. In some instances, the Manager may utilize principal bids with consideration to such factors as reported broker flow, past bids and a firm’s ability and willingness to commit capital. Most of the foregoing are subjective considerations made in advance of the trade and are not always borne out by the actual execution.
The Manager’s broker/dealer selection may, in addition to the factors listed above, also be based on research services provided by the broker/dealer. In seeking best execution and in determining the overall reasonableness of brokerage commissions, the Manager may consider research services received by broker-dealers and therefore, may have an incentive to select or recommend a broker-dealer based on the Manager’s interest in receiving the research or other products or services, rather than on the lowest commission charged. The Manager may also direct trades to broker/dealers based in part on the broker/dealers’ history of providing, and capability to continue providing, pricing information for securities purchased. Best execution may be determined for investment strategies without regard to client specific limitations.
Generally, the Manager determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net economic effect to the particular Fund; (ii) historical and current commission rates; (iii) the kind and quality of the execution services rendered; (iv) the size and nature of the transactions effected; and (v) research services received. These factors are considered mostly over multiple transactions covering extended periods of time and are used to evaluate the relative performance of the brokers and other institutions used to effect transactions for accounts. In some instances, the Manager may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) because the trades were filled at the price set at an agreed upon time (e.g., previous night’s close). In those cases, any additional “impact” or cost is represented by the cents per share or basis points extra paid in addition to a typical commission rate. Because the Manager will frequently use broker/dealers that provide research in all markets and that research is a factor in evaluating broker/dealers, the Manager

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relies on the statutory safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). However, the Manager does not participate in any formal soft dollar arrangements involving third party research (i.e., research provided by someone other than the executing broker/dealer) or the payment of any of the Manager’s out-of-pocket expenses. In all cases, the research services received by the Manager are limited to the types of research contemplated by Section 28(e) of the 1934 Act. Research services provided by broker/dealers take various forms, including personal interviews with analysts, written reports, pricing services in respect of securities, and meetings arranged with various sources of information regarding particular issuers, industries, governmental policies, specific information about local markets and applicable regulations, economic trends, and other matters. To the extent that services of value are received by the Manager, the Manager may avoid expenses which might otherwise be incurred. Such services furnished to the Manager may be used in furnishing investment or other advice to all or some subset of the Manager’s clients, including the Funds, and services received from a broker/dealer that executed transactions for a particular Fund will not necessarily be used by the Manager specifically in servicing that particular Fund.
The Trust paid, on behalf of the Funds, the following amounts in brokerage commissions during the three most recent fiscal years:
[To be updated by amendment.]

	March 1, 2008	March 1, 2009	March 1, 2010
	Through	Through	Through
	February 28, 2009	February 28, 2010	February 28, 2011
U.S. Core Equity Fund	$1,858,035	$706,610	$	[ ]
U.S. Growth Fund	$81,767	$37,897	$	[ ]
International Intrinsic Value Fund	$3,992,583	$2,075,151	$	[ ]
Foreign Fund	$8,651,031	$6,010,580	$	[ ]
Emerging Countries Fund	$819,173	$515,562	$	[ ]
Differences in the amount of brokerage commissions paid by a Fund during a Fund’s three most recent fiscal years (as disclosed in the table above) are generally the result of (i) active trading strategies employed by the Manager when responding to changes in market conditions, (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions, (iii) rebalancing portfolios to reflect the results of the Manager’s portfolio management models, or (iv) changes in commission rates in the relevant markets. Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in the Fund’s investment objective or strategies. [To be updated by amendment.]
Each Fund paid affiliated brokers the following amounts in brokerage commissions during the three most recent fiscal years:
[To be updated by amendment.]

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	March 1, 2008	March 1, 2009	March 1, 2010
	Through	Through	Through
Name of Fund	February 28, 2009	February 28, 2010	February 28, 2011
	$ [ ]	$ [ ]	$ [ ]
The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended February 28, 2011, the name of each such broker or dealer, and the value of each Fund’s aggregate holdings of the securities of each issuer as of February 28, 2011:
[To be updated by amendment.]

Aggregate Value of Holdings
Name of Fund	Name of Broker or Dealer	as of February 28, 2011
Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker/dealer or its affiliates and a Fund, the Manager or the Fund’s distributor, all of the Funds may refrain, or be required to refrain, from engaging in principal trades with such broker/dealer. Additionally, the Funds may be restricted in their ability to purchase securities issued by affiliates of the Funds’ distributor.
PROXY VOTING POLICIES AND PROCEDURES
The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Funds. The Trust’s proxy voting policy and the Manager’s proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix C.
The Manager’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Trust’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.
DISCLOSURE OF PORTFOLIO HOLDINGS
The policy of the Trust is to protect the confidentiality of each Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and material amendments require its approval.

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Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over those policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies and, therefore, potentially similar portfolio holdings.
Neither GMO nor any Fund will receive any compensation or other consideration in connection with its disclosure of a Fund’s portfolio holdings.
GMO may disclose a Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders, qualified potential shareholders as determined by GMO, and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website. The Funds’ Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. The largest fifteen holdings of some GMO Funds are posted monthly on GMO’s website and typically are available to shareholders without a confidentiality agreement. In addition, from time to time position attribution information regarding one or more Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). In response to market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis as circumstances warrant. Typically, no confidentiality agreement is needed to access this information.
GMO also may make Portfolio Holdings Information available to Permitted Recipients by email, or by any other means in such scope and form and with such frequency as GMO may reasonably determine, no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund’s Prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or on the same day as a publicly available, routine filing with the SEC that includes the Portfolio Holdings Information.
GMO also may disclose portfolio holdings information to all shareholders of a Fund and their consultants and agents from time-to-time. Such disclosure may be made by email, written notice or any other means in such scope and form as GMO may reasonably determine, and will not be subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.
Except as otherwise noted, to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates.

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In some cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. That disclosure may only be made if senior management of GMO determines that it is in the best interests of the shareholders of the Fund to which the information relates. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund’s shareholders. GMO will seek to monitor a recipient’s use of the Portfolio Holdings Information provided under these agreements and, if the terms of the agreements are violated, terminate disclosure and take appropriate action.
The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO’s affiliates, the Funds’ custodians and auditors, the Funds’ pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund’s behalf, and persons assisting the Funds in the voting of proxies. In addition, (i) when an investor indicates that it wants to purchase shares of a Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund, and (ii) when the Fund determines to pay redemption proceeds wholly or partly in-kind with securities, GMO may make available a list of securities it intends to deliver from the Fund.
No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.
Senior management of GMO may authorize any exceptions to these procedures. Exceptions must be disclosed to the Chief Compliance Officer of the Trust.
If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interests of a Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO is required to inform the Trust’s Chief Compliance Officer of the potential conflict, and the Trust’s Chief Compliance Officer has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s Chief Compliance Officer also is required to report his decision to the Board of Trustees.
GMO periodically reports the following information to the Board of Trustees:
•	Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;

•	The nature and scope of disclosure of Portfolio Holdings Information to third parties;

•	Exceptions to the disclosure policy authorized by senior management of GMO; and

•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.

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Ongoing Arrangements To Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to [_________________], which receives holdings quarterly and as necessary in connection with the services it provides to the Funds) to the following entities that provide on-going services to the Funds in connection with their day-to-day operations and management, provided that they agree or have a duty to maintain this information in confidence:

Name of Recipient	Funds	Purpose of Disclosure
State Street Bank and Trust Company	U.S. Equity Funds	Custodial services

	All Funds	Compliance testing

Brown Brothers Harriman & Co.	International Equity Funds	Custodial services and compliance testing

	U.S. Equity Funds	Compliance testing

Boston Global Advisors	U.S. Equity Funds and International Equity Funds	Securities lending services

[____]	All Funds	Independent registered public accounting firm

RiskMetrics Group	All Funds	Corporate actions services

Interactive Data	International Equity Funds	Fair value pricing

FactSet	All Funds	Data service provider
Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Funds	Purpose of Disclosure
Epstein & Associates, Inc.	All Funds	Software provider for Code of Ethics monitoring system

Financial Models Company Inc.	All Funds	Recordkeeping system

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DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated June 24, 1985, as amended and restated September 10, 2009, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. Each Fund is a series of the Trust. The fiscal year for each Fund ends on the last day of February.
Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of [sixty-five] series: Tobacco-Free Core Fund; Quality Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; International Intrinsic Value Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; Alpha Only Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Balanced Asset Allocation Fund; Global Equity Allocation Fund; U.S. Equity Allocation Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; World Opportunity Overlay Fund; Alternative Asset Opportunity Fund; Strategic Opportunities Allocation Fund; World Opportunities Equity Allocation Fund; Developed World Stock Fund; U.S. Growth Fund; International Core Equity Fund; International Growth Equity Fund; U.S. Intrinsic Value Fund; U.S. Small/Mid Cap Growth Fund; U.S. Small/Mid Cap Value Fund; U.S. Core Equity Fund; Short-Duration Collateral Share Fund; Strategic Fixed Income Fund; International Opportunities Equity Allocation Fund; Inflation Indexed Plus Bond Fund; Special Situations Fund; Flexible Equities Fund; U.S. Treasury Fund; Asset Allocation Bond Fund; Arlington Fund; Berkeley Fund; Clarendon Fund; Dartmouth Fund; Exeter Fund; Fairfield Fund; Gloucester Fund; Hereford Fund; Ipswich Fund; St. James Fund; Asset Allocation International Bond Fund; [World Opportunity Overlay Share Fund;] Debt Opportunities Fund; High Quality Short-Duration Bond Fund; Emerging Domestic Opportunities Fund; [Asset Allocation International Small Companies Fund; and International Large Cap Value Fund].
Note that U.S. Core Equity Fund and U.S. Growth Fund are successors to U.S. Core Fund and Growth Fund, respectively (each, a “Predecessor Fund”). Each Predecessor Fund is a former series of GMO Trust.
Interests in each portfolio (GMO Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding GMO Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a GMO Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the GMO Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial,

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transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.
The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares.
The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.
The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.
On [_______], 2011, the following shareholders held greater than 25% of the outstanding shares of a GMO Fund offered in the Prospectus. For each shareholder listed that is not an individual, the jurisdiction under the laws of which the shareholder is organized (if applicable) and any parent company of the shareholder are listed, if known:
[To be updated by amendment.]

		Jurisdiction	Parent
Fund	Shareholders	of Organization	Company
As a result, such shareholders may be deemed to “control” their respective series as such term is defined in the 1940 Act.
Shareholders should be aware that to the extent a shareholder’s investment in a Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in a Fund.

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[As of [_____, 2011], a significant portion (in all cases greater than 10%) of the following Funds’ shares were held by accounts for which the Manager has investment discretion: U.S. Core Equity Fund and International Intrinsic Value Fund. As of [_______, 2011], there were no Funds for which substantially all of the Funds’ shares were held by accounts for which the Manager has investment discretion.] [To be updated by amendment.]
VOTING RIGHTS
Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and to vote by individual Fund (to the extent described below) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects the interests of more than one Fund, then shareholders of the affected Funds are entitled to vote. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund including, without limitation, such matters as the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except for matters that affect only that class of shares and as otherwise required by law.
Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.
No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust’s name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

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SHAREHOLDER AND TRUSTEE LIABILITY
Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the Trust shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS’ SHARES
[To be updated by amendment.]
FINANCIAL STATEMENTS
[The Trust’s audited financial statements, financial highlights, and report of the independent registered public accounting firm of the Funds, included in the Annual Report for the fiscal year ended February 28, 2011 for each Fund and filed with the SEC pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information by reference. The Funds’ Annual Reports for the fiscal year ended February 28, 2011 were filed electronically with the SEC on Form N-CSR on [_____], 2011 (Accession No. [__________]).] [To be updated by amendment.]

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Appendix A
GMO TRUST
SPECIMEN PRICE MAKE-UP SHEETS
Following are computations for each Fund of the total offering price per share of Class M shares of beneficial interest of the Fund that are offered through the Prospectus and that had Class M shares of beneficial interest outstanding as of February 28, 2011, in each case based upon their respective net asset values and shares of beneficial interest outstanding as of the close of business on February 28, 2011.
[To be updated by amendment.]

U.S. Core Equity Fund
Net Assets at Value (Equivalent to $[ ] per share based on [ ]shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
U.S. Growth Fund
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
International Intrinsic Value Fund
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Foreign Fund
Net Assets at Value (Equivalent to$[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]
Emerging Countries Fund
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[ ]
Offering Price	$	[ ]

A-1

Appendix B
COMMERCIAL PAPER AND CORPORATE DEBT RATINGS
Commercial Paper Ratings
Standard & Poor’s. Standard & Poor’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. The following are excerpts from Standard & Poor’s short-term issue credit ratings definitions:
A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B — A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1 — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2 — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3 — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D — A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even

Appendix B
if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Moody’s. Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The following are excerpts from Moody’s short-term ratings definitions:
P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
Corporate Debt Ratings
Standard & Poor’s. A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The following are excerpts from Standard & Poor’s long-term issue credit ratings definitions:
AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and “C” the highest.

Appendix B
While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.
C — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or Minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Appendix B
Moody’s. Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The following are excerpts from Moody’s long-term obligation ratings definitions:
Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B — Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Appendix C
GMO TRUST
PROXY VOTING POLICY
I. Statement of Policy
GMO Trust (the “Trust”) delegates the authority and responsibility to vote proxies related to portfolio securities held by the series of the Trust (each, a “Fund,” and collectively, the “Funds”) to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the “Adviser”).
The Board of Trustees (the “Board”) of the Trust has reviewed and approved the use of the proxy voting policies and procedures of the Adviser (“Proxy Voting Procedures”) on behalf of the Funds when exercising voting authority on behalf of the Funds.
II. Standard
The Adviser shall vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. In the event of any conflicts of interest between the Adviser and the Funds, the Adviser shall follow procedures that enable it to cause the proxy to be voted in the best interests of the Funds and their shareholders, which may include (1) causing the proxy to be voted pursuant to the recommendation of an independent third party, pursuant to pre-established proxy voting guidelines, or (2) seeking instructions from the Board on the manner in which the proxy should be voted.
III. Review of Proxy Voting Procedures
The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.
The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified except in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.
The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.
IV. Securities Lending
When a Fund lends its portfolio securities, the Adviser pursuant to the authority delegated to it by the Fund retains an obligation with respect to voting proxies relating to such securities. However, while such securities are on loan, a Fund will not have the right to vote the proxies relating to those securities. As a result, a Fund will only loan its portfolio securities pursuant to securities lending arrangements that permit the Fund to recall a loaned security or to exercise voting rights associated with the security. However, the Adviser generally will not arrange to have a security recalled or to exercise voting rights associated with a security unless the Adviser both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which the Adviser often does not receive, particularly in the case of non-U.S. issuers) and (2) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the

Appendix C
benefits to the Fund of having the security remain out on loan. The Adviser may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.
V. Certain Non-U.S. Markets
In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, the Adviser generally will determine not to vote proxies unless it believes that the potential benefits to the Fund of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting.
VI. Disclosure
The following disclosure shall be provided:
A.	Each Fund’s proxy voting record shall annually be included in the Fund’s Form N-PX.

B.	The Adviser shall cause each Fund to include the Trust’s proxy voting policies and procedures in the Trust’s statement of additional information.

C.	Each Fund’s shareholder report shall include a statement that a description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov.

D.	The Trust’s statement of additional information and each Fund’s shareholder report shall include a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number, or on or through the Fund’s website, or both; and (ii) on the Commission’s website at http://www.sec.gov.
Adopted effective September 16, 2003, as revised March 11, 2010.

Appendix C
GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
GMO AUSTRALASIA LLC
(TOGETHER “GMO”)
PROXY VOTING POLICIES AND PROCEDURES
Amended and Restated as of March 11, 2010
I. Introduction and General Principles
GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.
GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.
II. Proxy Voting Guidelines
GMO has engaged [RiskMetrics Group, Inc. (“RiskMetrics”)] as its proxy voting agent to:
(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.
Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global RiskMetrics Proxy Voting Manual, as in effect from time to time,

Appendix C
subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global RiskMetrics proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the RiskMetrics proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the RiskMetrics Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.
Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics.
In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, GMO generally will determine to not vote proxies unless it believes that the potential benefits of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting. In addition, if a portfolio security is out on loan, GMO generally will not arrange to have the security recalled or to exercise voting rights associated with the security unless GMO both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which GMO often does not receive, particularly in the case of non-U.S. issuers) and (2) GMO believes that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan. GMO may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.
III. Proxy Voting Procedures
GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global RiskMetrics proxy voting guidelines set forth in the RiskMetrics Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.
There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II.

Appendix C
In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.
IV. Conflicts of Interest
As RiskMetrics will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.
In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit B (if applicable) or the specific recommendation of RiskMetrics; (ii) abstain; or (iii) seek instructions from the client or request that the client votes such proxy. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
V. Recordkeeping
GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which RiskMetrics maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.

Appendix C
Such proxy voting records shall be maintained for a period of five years.
VI. Reporting
GMO’s Compliance Department will provide GMO’s Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the proxy voting guidelines described in Section II, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.
VII. Disclosure
Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Appendix C
Exhibit A

ISS’ U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
[January 23, 2011]

Copyright © 2011 by ISS.
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’s 2011 proxy voting guidelines can be found in the Jan. 15, 2011, edition of the U.S. Proxy Voting Manual, and in the 2011 U.S. Proxy Voting Guidelines Summary.
www.issgovernance.com

Appendix C
Routine/Miscellaneous:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

1.	Board of Directors:

Votes on director nominees should be determined on a CASE-BY-CASE basis.
Four fundamental principles apply when determining votes on director nominees:
•	Board Accountability

•	Board Responsiveness

•	Director Independence

•	Director Competence
Board Accountability
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered on a CASE-by-CASE), for the following:
Problematic Takeover Defenses

[1]	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Appendix C
•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

o	A classified board structure;

o	A supermajority vote requirement;

o	Majority vote standard for director elections with no carve out for contested elections;

o	The inability for shareholders to call special meetings;

o	The inability for shareholders to act by written consent;

o	A dual-class structure; and/or

o	A non-shareholder approved poison pill.

•	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

•	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

•	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-BY-CASE on all nominees if:

•	the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

o	The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

o	The issuer’s rationale;

Appendix C

o	The issuer’s governance structure and practices; and

o	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firmVote CASE-by-CASE on members of the Audit Committee and/or the full board if:

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:

•	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices
Vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
•	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

•	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the company’s equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Governance
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

Appendix C
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year; or

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast in the last year and one of the two previous years.

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the Summary Guidelines) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.
Director Competence
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:

Appendix C

•	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved

Generally vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:

o	Medical issues/illness;

o	Family emergencies; and

o	If the director’s total service was three meetings or fewer and the director missed only one meeting.

These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST/WITHHOLD from the director.
Vote AGAINST or WITHHOLD from individual directors who:

•	Sit on more than six public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

Appendix C
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

o	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

o	serves as liaison between the chairman and the independent directors;

o	approves information sent to the board;

o	approves meeting agendas for the board;

o	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

o	has the authority to call meetings of the independent directors;

o	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

o	Egregious compensation practices;

o	Multiple related-party transactions or other issues putting director independence at risk;

o	Corporate and/or management scandals;

o	Excessive problematic corporate governance provisions; or

Appendix C
o	Flagrant board or management actions with potential or realized negative impact on shareholders.

2.	Shareholder Rights & Defenses:

Net Operating Loss (NOL) Protective Amendments
Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Appendix C
Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLO;

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

[3]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

Appendix C

•	An annually elected board.

Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

3.	Capital /Restructuring:

Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:

o	The company’s use of authorized shares during the last three years

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes of the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

Appendix C

o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:

o	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes for the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for anti-takeover purposes.

Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably

Appendix C
achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

4. Compensation:
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

Appendix C
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.
Voting Alternatives
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices — dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in

Appendix C
conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.
Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
If the company maintains problematic pay practices, generally vote:

•	AGAINST management “say on pay” (MSOP) proposals;

•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):

•	In egregious situations;

•	When no MSOP item is on the ballot; or

•	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or

Appendix C

•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.

The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Multi-year guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

Appendix C
•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:
•	Poor disclosure practices, including:

o	Unclear explanation of how the CEO is involved in the pay setting process;

o	Retrospective performance targets and methodology not discussed;

o	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

o	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

o	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

Appendix C
Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
The total cost of the company’s equity plans is unreasonable;

Appendix C

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group but no more than two percentage points (+/-) from the prior-year industry group cap;

•	Liberal Change of Control Definition The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.

Shareholder Proposals on Compensation
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

•	while employed and/or for two years following the termination of their employment ; or

•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.

The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

o	Rigorous stock ownership guidelines;

o	A holding period requirement coupled with a significant long-term ownership requirement; or

o	A meaningful retention ratio;

Appendix C

o	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;

o	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;

o	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

o	Rigorous stock ownership guidelines, or

o	A holding period requirement coupled with a significant long-term ownership requirement, or

o	A meaningful retention ratio.

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus. A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
5. Social/Environmental Issues:
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:

Appendix C
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

Appendix C
•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Greenhouse Gas (GHG) Emissions
Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.
Environmental, Social, and Governance (ESG) Compensation-Related Proposals

Appendix C
Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. However, the following factors will be considered:

•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
Political Contributions and Trade Associations Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Appendix C
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•	The company already discloses similar information through existing reports or policies such as an Environment,

•	Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Appendix C

ISS’ 2011 INTERNATIONAL PROXY VOTING GUIDELINES SUMMARY
January 14, 2011

Institutional Shareholder Services Inc.
Copyright © 2011 by ISS.
www.issgovernance.com

Appendix C
INSTITUTIONAL SHAREHOLDER SERVICES INC.
2011 INTERNATIONAL PROXY VOTING GUIDELINES SUMMARY
Effective for Meetings on or after Feb. 1, 2011
Published January 14, 2011
The following is a condensed version of the proxy voting recommendations contained in ISS’ International Proxy Voting Manual. Note that markets covered in this document exclude the US, Canada, Western European markets, Australia and New Zealand, which are presented separately. In addition, ISS has country- and market-specific policies, which are not captured below.
Disclosure/Disclaimer
This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.
The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.
The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.
ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.
Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

Appendix C
1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The auditors are being changed without explanation; or

•	Fees for non-audit services exceed standard annual audit-related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spin-offs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.
For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:

Appendix C
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

Appendix C
•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
ISS Classification of Directors — International Policy 2011
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;

Appendix C
•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

•	Any additional relationship or principle considered to compromise independence under local corporate best practice guidance.

[1]	“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, a business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

Appendix C

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of ISS director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Independent NED
•	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Contested Director Elections
For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.
The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions:
(1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Appendix C
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Appendix C
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Appendix C
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in UK/Ireland);

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

Appendix C

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, ISS will recommend AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
4. Other Items
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.

Appendix C
•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:
•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.
If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Appendix C
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Appendix C
Exhibit B (as amended February 2, 2009)
Modifications to recommendations set forth in the ISS Proxy Voting Manual
Shareholder Ability to Act by Written Consent
Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.
Vote AGAINST proposals to allow or make easier shareholder action by written consent.
Cumulative Voting
Vote FOR proposals to eliminate cumulative voting.
Vote AGAINST proposals to restore or provide for cumulative voting.
Incumbent Director Nominees
Vote WITH management’s recommendations regarding incumbent director nominees.

GMO Trust
Multiple Classes — Supplemental Information
Class Designations
     In addition to the classes of shares identified in the GMO Trust Prospectus dated June 30, 2011 (the “Multi-Class Prospectus”) and GMO Trust Class M Shares Prospectus dated June 30, 2011 (the “Class M Prospectus” and, together with the Multi-Class Prospectus, the “Prospectuses”) as being currently offered by each Fund of GMO Trust (the “Trust”), each Fund of the Trust may also from time to time issue one or more of the following classes of shares: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares. Exhibit A to this Supplement identifies the classes (except Class M) each Fund may offer; Exhibit B to this Supplement identifies the Funds that may offer Class M Shares. Exhibit C to this Supplement sets forth performance information for classes of shares not currently offered, but which have been previously offered. Each class of shares of a Fund will represent interests in the same portfolio of investments and, except as described herein, shall have the same rights and obligations as each other class of shares of such Fund. The sole economic difference among Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, and Class VIII Shares is the level of shareholder service fee (“Shareholder Service Fee”) that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee generally is lower for classes that require greater total assets under management of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Class M shares are subject to a Rule 12b-1 fee and an administration fee, but not a Shareholder Service Fee.
     Each class of shares that is not presently being offered shall be subject to such investment minimums and other eligibility requirements as shall be set forth in the Trust’s prospectuses or statements of additional information prior to the commencement of sale of such shares (the “Registration Statement”). Each such class will bear the same purchase premium and redemption fees, if any, assessed by the class(es) of shares of the relevant Fund currently being offered.
Class Eligibility
     Class eligibility is generally dependent on the size of the client’s total assets under the management of GMO, the Trust’s investment adviser, and its affiliates, the size of the client’s total investment in the particular Fund of the Trust, or a combination of both, as described from time to time in the Registration Statement. Investors purchasing through third-party intermediaries will be eligible to purchase Class M Shares (to the extent available).
     Eligibility requirements for classes of shares currently offered by the Trust are set forth in the Prospectuses. Eligibility requirements for classes of shares not currently being offered will be established and disclosed in the relevant Fund’s prospectus prior to the offering of such shares. The

Manager will make all determinations as to aggregation of client accounts for purposes of determining eligibility.
Class Characteristics
     Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, and Class VIII Shares
     The sole difference among the various classes of shares is the level of Shareholder Service Fee borne by the class for client and shareholder service, reporting and other support provided to such class by GMO. The Shareholder Service Fee borne by each class of shares of each Fund is set forth in Exhibit A hereto. The expenses associated with an investment in any of the classes currently being offered by a Fund are described in detail under “Fees and Expenses” for that Fund in the Multi-Class Prospectus.
     Investors should be aware that, because of the different Shareholder Service Fee borne by each class of shares of a particular Fund, the net annual fund operating expenses associated with an investment in Class I Shares or Class II Shares of a Fund (other than an asset allocation fund) will typically be 0.13% higher and 0.07% higher, respectively, than an investment in Class III Shares of the same Fund. As a result, the total return earned by an investment in Class I or Class II Shares of a Fund will always be lower than the total return earned by Class III Shares of the same Fund. Similarly, an investor in Class IV, Class V, Class VI, Class VII, and Class VIII Shares can expect to pay lower net annual fund operating expenses and earn correspondingly higher returns than an investor in Class III Shares of the same Fund over the same period.
     The multiple class structure reflects the fact that, as the size of the client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is generally lower for classes that require greater total assets under GMO’s management.
     All classes of shares of a Fund bear the same level of purchase premium and/or redemption fee, if any.
     Class M Shares
     Class M Shares are subject to a Rule 12b-1 fee pursuant to a distribution and service (12b-1) plan (the “Distribution (12b-1) Plan”), and an administration fee (“Administration Fee”) pursuant to an administration agreement. The Distribution (12b-1) Plan provides for payments at annual rates not to exceed 1.00% of each Fund’s average daily net assets attributable to its Class M Shares and is intended to pay for the sale and distribution of Class M Shares and for services provided to Class M shareholders. The Trustees currently limit payments on the Class M Shares under the Distribution (12b-1) Plan to 0.25% of each Fund’s average daily net assets attributable to its Class M Shares. The Funds that have currently adopted the Distribution (12b-1) Plan with respect to their Class M Shares are set forth in Exhibit B hereto.
     In addition, Class M Shares of each Fund pay GMO the Administration Fee, which is used by GMO to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Administration Fee borne by the Class M Shares of each Fund is set forth in Exhibit B hereto. The expenses associated with an investment in Class M Shares currently being offered by a Fund are described in detail in the Class M Prospectus under “Fees and Expenses.”
     The Class M Shares of a Fund bear the same level of purchase premium and/or redemption fee, if any, as all other classes of the same Fund.
Conversion and Exchange Features
     Conversion and exchange features for classes of shares currently offered by the Trust are set forth in the Prospectuses. Conversion and exchange features for classes of shares not currently being offered will be established and disclosed in the relevant Fund’s prospectus prior to the offering of such shares.

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE
Class I Shares

Fund	Service Fee
GMO Tobacco-Free Core Fund	0.28%
GMO Real Estate Fund	0.28%
GMO International Intrinsic Value Fund	0.28%
GMO Currency Hedged International Equity Fund	0.28%
GMO Foreign Fund	0.28%
GMO Core Plus Bond Fund	0.28%
GMO International Small Companies Fund	0.28%
GMO Emerging Markets Fund	0.28%
GMO Domestic Bond Fund	0.28%
GMO Alpha Only Fund	0.28%
GMO International Bond Fund	0.28%
GMO Currency Hedged International Bond Fund	0.28%
GMO Global Bond Fund	0.28%
GMO Emerging Country Debt Fund	0.28%
GMO Emerging Countries Fund	0.28%
GMO Tax-Managed U.S. Equities Fund	0.28%
GMO Tax-Managed International Equities Fund	0.28%
GMO International Equity Allocation Fund	0.13%
GMO Global Equity Allocation Fund	0.13%
GMO Global Balanced Asset Allocation Fund	0.13%
GMO Benchmark-Free Allocation Fund	0.13%
GMO U.S. Equity Allocation Fund	0.13%
Class II Shares

Fund	Service Fee
GMO Tobacco-Free Core Fund	0.22%
GMO Quality Fund	0.22%
GMO Real Estate Fund	0.22%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

Fund	Service Fee
GMO International Intrinsic Value Fund	0.22%
GMO Currency Hedged International Equity Fund	0.22%
GMO Foreign Fund	0.22%
GMO Core Plus Bond Fund	0.22%
GMO International Small Companies Fund	0.22%
GMO Emerging Markets Fund	0.22%
GMO Emerging Domestic Opportunities Fund	0.22%
GMO Domestic Bond Fund	0.22%
GMO Alpha Only Fund	0.22%
GMO International Bond Fund	0.22%
GMO Currency Hedged International Bond Fund	0.22%
GMO Global Bond Fund	0.22%
GMO Emerging Country Debt Fund	0.22%
GMO Emerging Countries Fund	0.22%
GMO Tax-Managed U.S. Equities Fund	0.22%
GMO Tax-Managed International Equities Fund	0.22%
GMO International Equity Allocation Fund	0.07%
GMO Global Equity Allocation Fund	0.07%
GMO Global Balanced Asset Allocation Fund	0.07%
GMO Benchmark-Free Allocation Fund	0.07%
GMO U.S. Equity Allocation Fund	0.07%
Class III Shares

Fund	Service Fee
GMO U.S. Core Equity Fund	0.15%
GMO Tobacco-Free Core Fund	0.15%
GMO Quality Fund	0.15%
GMO U.S. Intrinsic Value Fund	0.15%
GMO U.S. Growth Fund	0.15%
GMO U.S. Small/Mid Cap Value Fund	0.15%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

Fund	Service Fee
GMO U.S. Small/Mid Cap Growth Fund	0.15%
GMO Real Estate Fund	0.15%
GMO International Core Equity Fund	0.15%
GMO International Intrinsic Value Fund	0.15%
GMO International Growth Equity Fund	0.15%
GMO Core Plus Bond Fund	0.15%
GMO International Small Companies Fund	0.15%
GMO Emerging Markets Fund	0.15%
GMO Emerging Domestic Opportunities Fund	0.15%
GMO Domestic Bond Fund	0.15%
GMO Short-Duration Investment Fund	0.15%
GMO Alpha Only Fund	0.15%
GMO International Bond Fund	0.15%
GMO Strategic Fixed Income Fund	0.15%
GMO Currency Hedged International Bond Fund	0.15%
GMO Global Bond Fund	0.15%
GMO Emerging Country Debt Fund	0.15%
GMO Emerging Countries Fund	0.15%
GMO Short-Duration Collateral Share Fund	0.15%
GMO Inflation Indexed Plus Bond Fund	0.15%
GMO Tax-Managed U.S. Equities Fund	0.15%
GMO Tax-Managed International Equities Fund	0.15%
GMO Currency Hedged International Equity Fund	0.15%
GMO Foreign Fund	0.15%
GMO Foreign Small Companies Fund	0.15%
GMO Developed World Stock Fund	0.15%
GMO Asset Allocation Bond Fund	0.15%
GMO Asset Allocation International Bond Fund	0.15%
GMO Taiwan Fund	0.15%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

Fund	Service Fee
GMO Flexible Equities Fund	0.15%
GMO International Equity Allocation Fund	0.00%
GMO International Opportunities Equity Allocation Fund	0.00%
GMO Global Equity Allocation Fund	0.00%
GMO Global Balanced Asset Allocation Fund	0.00%
GMO Benchmark-Free Allocation Fund	0.00%
GMO Strategic Opportunities Allocation Fund	0.00%
GMO U.S. Equity Allocation Fund	0.00%
GMO World Opportunities Equity Allocation Fund	0.00%
Class IV Shares

Fund	Service Fee
GMO U.S. Core Equity Fund	0.10%
GMO Tax-Managed U.S. Equities Fund	0.105%
GMO Tobacco-Free Core Fund	0.105%
GMO Quality Fund	0.105%
GMO U.S. Intrinsic Value Fund	0.10%
GMO U.S. Growth Fund	0.10%
GMO U.S. Small/Mid Cap Value Fund	0.10%
GMO U.S. Small/Mid Cap Growth Fund	0.10%
GMO Real Estate Fund	0.12%
GMO International Core Equity Fund	0.09%
GMO International Intrinsic Value Fund	0.09%
GMO International Growth Equity Fund	0.09%
GMO Tax-Managed International Equities Fund	0.09%
GMO Currency Hedged International Equity Fund	0.09%
GMO Foreign Fund	0.09%
GMO International Small Companies Fund	0.11%
GMO Foreign Small Companies Fund	0.10%
GMO Emerging Markets Fund	0.105%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

Fund	Service Fee
GMO Emerging Domestic Opportunities Fund	0.105%
GMO Domestic Bond Fund	0.13%
GMO Core Plus Bond Fund	0.10%
GMO International Bond Fund	0.13%
GMO Strategic Fixed Income Fund	0.10%
GMO Global Bond Fund	0.13%
GMO Currency Hedged International Bond Fund	0.13%
GMO Emerging Country Debt Fund	0.10%
GMO Alpha Only Fund	0.10%
GMO Short-Duration Collateral Share Fund	0.10%
GMO Inflation Indexed Plus Bond Fund	0.10%
GMO Emerging Countries Fund	0.10%
GMO Developed World Stock Fund	0.10%
GMO U.S. Equity Allocation Fund	0.12%
Class V Shares

Fund	Service Fee
GMO U.S. Core Equity Fund	0.085%
GMO Tobacco-Free Core Fund	0.09%
GMO U.S. Intrinsic Value Fund	0.085%
GMO Quality Fund	0.085%
GMO U.S. Growth Fund	0.085%
GMO U.S. Small/Mid Cap Value Fund	0.085%
GMO U.S. Small/Mid Cap Growth Fund	0.085%
GMO Real Estate Fund	0.09%
GMO International Intrinsic Value Fund	0.085%
GMO Currency Hedged International Equity Fund	0.07%
GMO Foreign Fund	0.10%
GMO International Small Companies Fund	0.07%
GMO Emerging Markets Fund	0.085%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

Fund	Service Fee
GMO International Core Equity Fund	0.085%
GMO International Growth Equity Fund	0.085%
GMO Emerging Domestic Opportunities Fund	0.085%
GMO Domestic Bond Fund	0.12%
GMO Core Plus Bond Fund	0.12%
GMO Short-Duration Collateral Share Fund	0.085%
GMO International Bond Fund	0.12%
GMO Strategic Fixed Income Fund	0.085%
GMO Currency Hedged International Bond Fund	0.12%
GMO Global Bond Fund	0.12%
GMO Emerging Country Debt Fund	0.12%
GMO Alpha Only Fund	0.12%
GMO Inflation Indexed Plus Bond Fund	0.085%
GMO Emerging Countries Fund	0.05%
GMO Developed World Stock Fund	0.085%
GMO U.S. Equity Allocation Fund	0.09%
Class VI Shares

Fund	Service Fee
GMO U.S. Core Equity Fund	0.055%
GMO Tobacco-Free Core Fund	0.07%
GMO Quality Fund	0.055%
GMO U.S. Growth Fund	0.055%
GMO U.S. Small/Mid Cap Value Fund	0.055%
GMO U.S. Small/Mid Cap Growth Fund	0.055%
GMO U.S. Intrinsic Value Fund	0.055%
GMO International Core Equity Fund	0.055%
GMO International Growth Equity Fund	0.055%
GMO Real Estate Fund	0.07%
GMO International Intrinsic Value Fund	0.055%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

Fund	Service Fee
GMO Currency Hedged International Equity Fund	0.04%
GMO Foreign Fund	0.08%
GMO International Small Companies Fund	0.04%
GMO Emerging Markets Fund	0.055%
GMO Emerging Domestic Opportunities Fund	0.055%
GMO Domestic Bond Fund	0.055%
GMO Short-Duration Collateral Share Fund	0.055%
GMO Core Plus Bond Fund	0.10%
GMO International Bond Fund	0.10%
GMO Strategic Fixed Income Fund	0.055%
GMO Currency Hedged International Bond Fund	0.10%
GMO Global Bond Fund	0.10%
GMO Emerging Country Debt Fund	0.10%
GMO Alpha Only Fund	0.10%
GMO Inflation Indexed Plus Bond Fund	0.055%
GMO Emerging Countries Fund	0.02%
GMO U.S. Equity Allocation Fund	0.07%
GMO Developed World Stock Fund	0.055%
GMO Asset Allocation Bond Fund	0.055%
GMO Asset Allocation International Bond Fund	0.055%
GMO Taiwan Fund	0.055%
GMO Flexible Equities Fund	0.055%
Class VII Shares

Fund	Service Fee
GMO Core Plus Bond Fund	0.06%
GMO International Bond Fund	0.06%
GMO Currency Hedged International Bond Fund	0.06%
GMO Global Bond Fund	0.06%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE
Class VIII Shares

Fund	Service Fee
GMO Core Plus Bond Fund	0.01%
GMO International Bond Fund	0.01%
GMO Currency Hedged International Bond Fund	0.01%
GMO Global Bond Fund	0.01%

EXHIBIT B: ADMINISTRATION FEE SCHEDULE

Fund	Administration Fee
GMO U.S. Core Equity Fund	0.20%
GMO Tobacco-Free Core Fund	0.20%
GMO U.S. Growth Fund	0.20%
GMO Real Estate Fund	0.20%
GMO International Intrinsic Value Fund	0.20%
GMO Currency Hedged International Equity Fund	0.20%
GMO Foreign Fund	0.20%
GMO Emerging Countries Fund	0.20%
GMO Quality Fund	0.20%
GMO Domestic Bond Fund	0.20%
GMO Core Plus Bond Fund	0.20%
GMO International Bond Fund	0.20%
GMO Currency Hedged International Bond Fund	0.20%
GMO Global Bond Fund	0.20%
GMO Short-Duration Investment Fund	0.20%
GMO Alpha Only Fund	0.20%
GMO U.S. Equity Allocation Fund	0.05%
GMO International Equity Allocation Fund	0.05%
GMO Global Balanced Asset Allocation Fund	0.05%
GMO Global Equity Allocation Fund	0.05%
GMO Benchmark-Free Allocation Fund	0.05%

EXHIBIT C: PERFORMANCE INFORMATION
The tables below provide some indication of the risks of investing in the indicated classes of the Funds by comparing the class’s annual total returns for different calendar periods with those of a broad-based index. Performance results in the tables reflect payment of the Funds’ expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance is not an indication of future performance.
Tobacco-Free Core Fund
Average Annual Total Returns
Periods Ending December 31, 2010*

	1 Year	5 Years	10 Years	Inception
	1/1/2010-	1/1/2006-	1/1/2001-	7/2/2001-
Class IV	12/31/2010	12/31/2010	12/31/202010	12/31/2010
Return Before Taxes	9.28%	1.54%	N/A	1.54%
S&P 500 Index	15.06%	2.29%	N/A	2.12%

*	Reflects performance through June 21, 2007, the date on which all shareholders of Class IV shares of Tobacco-Free Core Fund redeemed their shares and Class IV ceased operations.
Inflation Indexed Plus Bond Fund
Average Annual Total Returns
Periods Ending December 31, 2010*

	1 Year	5 Years	10 Years	Inception
	1/1/2010-	1/1/2006-	1/1/2001-	7/18/2006-
Class IV	12/31/2010	12/31/2010	12/31/2010	12/31/2010
Return Before Taxes	13.93%	N/A	N/A	3.93%
Barclays Capital U.S. Treasury Inflation Notes Index	6.31%	N/A	N/A	6.37%

*	Reflects performance through February 13, 2008, the date on which all shareholders of Class IV shares of Inflation Indexed Plus Bond Fund redeemed their shares and Class IV ceased operations.

GMO TRUST
PART C. OTHER INFORMATION
Item 28. Exhibits
(a)	1.	Amended and Restated Agreement and Declaration of Trust of GMO Trust (the “Trust” or “Registrant”), dated September 10, 2009 (the “Declaration of Trust”);[29]

	2.	Amendment No. 1 to the Declaration of Trust;[30] and

	3.	Amendment No. 2 to the Declaration of Trust.[34]

(b)		Amended and Restated By-laws of the Trust, effective as of March 1, 2007 (the “By-laws”).[19]

(c)	1.	Please refer to Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Declaration of Trust, which is hereby incorporated by reference;[29] and

	2.	Please refer to Article II (Meetings of Shareholders) of the By-laws, which is hereby incorporated by reference.[19]

(d)	1.	Form of Management Contract between the Trust, on behalf of GMO Tobacco-Free Core Fund, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”);[18]

	2.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO International Intrinsic Value Fund (formerly “GMO International Core Fund”), and GMO;[22]

	3.	Form of Management Contract between the Trust, on behalf of GMO Currency Hedged International Equity Fund (formerly “GMO Currency Hedged International Core Fund”), and GMO;[18]

	4.	Form of Management Contract between the Trust, on behalf of GMO International Small Companies Fund, and GMO;[18]

	5.	Form of Management Contract between the Trust, on behalf of GMO Emerging Countries Fund (formerly “GMO Evolving Countries Fund”), and GMO; [18]

	6.	Form of Management Contract between the Trust, on behalf of GMO Domestic Bond Fund, and GMO;[18]

	7.	Form of Management Contract between the Trust, on behalf of GMO International Bond Fund, and GMO;[18]

	8.	Form of Management Contract between the Trust, on behalf of GMO Currency Hedged International Bond Fund, and GMO;[18]

	9.	Form of Management Contract between the Trust, on behalf of GMO Emerging Country Debt Fund, and GMO;[18]

	10.	Form of Management Contract between the Trust, on behalf of GMO Short-Duration Investment Fund (formerly “GMO Short-Term Income Fund”), and GMO;[18]

1

11.	Form of Management Contract between the Trust, on behalf of GMO Alpha Only Fund (formerly “GMO Global Hedged Equity Fund”), and GMO;[18]

12.	Form of Management Contract between the Trust, on behalf of GMO Benchmark-Free Allocation Fund, and GMO;[18]

13.	Form of Amended and Restated Management Contract, dated as of June 30, 2006, between the Trust, on behalf of GMO U.S. Equity Allocation Fund (formerly “GMO U.S. Sector Fund” and “GMO U.S. Sector Allocation Fund”), and GMO;[18]

14.	Form of Management Contract between the Trust, on behalf of GMO Taiwan Fund, and GMO;[18]

15.	Form of Management Contract between the Trust, on behalf of GMO Global Bond Fund, and GMO;[18]

16.	Form of Amended and Restated Management Contract, dated as of June 30, 2006, between the Trust, on behalf of GMO Real Estate Fund (formerly “GMO REIT Fund”), and GMO;[18]

17.	Form of Management Contract between the Trust, on behalf of GMO Foreign Fund, and GMO;[18]

18.	Form of Management Contract between the Trust, on behalf of GMO International Equity Allocation Fund, and GMO;[1]

19.	Form of Management Contract between the Trust, on behalf of GMO Global Balanced Asset Allocation Fund (formerly “GMO World Balanced Allocation Fund” and “GMO World Equity Allocation Fund”), and GMO;[2]

20.	Form of Management Contract between the Trust, on behalf of GMO Global Equity Allocation Fund (formerly “GMO Global (U.S.+) Equity Allocation Fund”), and GMO;[2]

21.	Form of Management Contract between the Trust, on behalf of GMO Core Plus Bond Fund (formerly “GMO U.S. Bond/Global Alpha A Fund” and “GMO Global Fund”), and GMO;[18]

22.	Form of Management Contract between the Trust, on behalf of GMO Tax-Managed U.S. Equities Fund, and GMO;[18]

23.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Tax-Managed International Equities Fund, and GMO;[22]

24.	Form of Management Contract between the Trust, on behalf of GMO Special Purpose Holding Fund (formerly “GMO Alpha LIBOR Fund”), and GMO;[3]

25.	Form of Management Contract between the Trust, on behalf of GMO Foreign Small Companies Fund, and GMO;[4]

26.	Form of Management Contract between the Trust, on behalf of GMO Short-Duration Collateral Fund, and GMO;[7]

27.	Form of Management Contract between the Trust, on behalf of GMO Quality Fund (formerly “GMO U.S. Quality Equity Fund”), and GMO;[9]

28.	Form of Management Contract between the Trust, on behalf of GMO World Opportunity Overlay Fund, and GMO;[10]

2

29.	Form of Management Contract between the Trust, on behalf of GMO Strategic Opportunities Allocation Fund (formerly “GMO Strategic Balanced Allocation Fund”), and GMO;[11]

30.	Form of Management Contract between the Trust, on behalf of GMO World Opportunities Equity Allocation Fund, and GMO;[11]

31.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Developed World Stock Fund, and GMO;[22]

32.	Form of Management Contract between the Trust, on behalf of GMO U.S. Core Equity Fund, and GMO;[14]

33.	Form of Management Contract between the Trust, on behalf of GMO U.S. Intrinsic Value Fund, and GMO;[14]

34.	Form of Management Contract between the Trust, on behalf of GMO U.S. Growth Fund, and GMO;[14]

35.	Form of Management Contract between the Trust, on behalf of GMO U.S. Small/Mid Cap Value Fund, and GMO;[14]

36.	Form of Management Contract between the Trust, on behalf of GMO U.S. Small/Mid Cap Growth Fund, and GMO;[14]

37.	Form of Management Contract between the Trust, on behalf of GMO International Core Equity Fund, and GMO;[14]

38.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO International Growth Equity Fund, and GMO;[22]

39.	Management Contract between the Trust, on behalf of GMO Short-Duration Collateral Share Fund, and GMO;[15]

40.	Management Contract between the Trust, on behalf of GMO Strategic Fixed Income Fund, and GMO;[16]

41.	Management Contract between the Trust, on behalf of GMO International Opportunities Equity Allocation Fund, and GMO;[16]

42.	Management Contract between the Trust, on behalf of GMO Inflation Indexed Plus Bond Fund, and GMO;[17]

43.	Management Contract between the Trust, on behalf of GMO Special Situations Fund, and GMO;[21]

44.	Management Contract between the Trust, on behalf of GMO Flexible Equities Fund, and GMO;[23]

45.	Management Contract between the Trust, on behalf of GMO Arlington Fund, and GMO;[24]

46.	Management Contract between the Trust, on behalf of GMO Berkeley Fund, and GMO;[24]

47.	Management Contract between the Trust, on behalf of GMO Clarendon Fund, and GMO;[24]

48.	Management Contract between the Trust, on behalf of GMO Dartmouth Fund, and GMO;[24]

49.	Management Contract between the Trust, on behalf of GMO U.S. Treasury Fund, and GMO;[25]

3

	50.	Management Contract between the Trust, on behalf of GMO Asset Allocation Bond Fund, and GMO;[25]

	51.	Management Contract between the Trust, on behalf of GMO Asset Allocation International Bond Fund, and GMO;[27]

	52.	Management Contract between the Trust, on behalf of GMO World Opportunity Overlay Share Fund, and GMO;[27]

	53.	Amended and Restated Management Contract, dated as of August 12, 2009, between the Trust, on behalf of GMO Emerging Markets Fund, and GMO;[29]

	54.	Amended and Restated Management Contract, dated as of June 25, 2010, between the Trust, on behalf of GMO Alternative Asset Opportunity Fund, and GMO;[32]

	55.	Management Contract, dated as of December 2, 2009, between the Trust, on behalf of GMO Debt Opportunities Fund, and GMO;[30]

	56.	Management Contract, dated as of December 2, 2009, between the Trust, on behalf of GMO High Quality Short-Duration Bond Fund, and GMO;[30] and

	57.	Management Contract, dated as of August 2, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and GMO.[34]

(e)	1.	Distribution Agreement (the “Distribution Agreement”), dated March 31, 2009, between the Trust, on behalf of the Funds listed on Schedule A thereto, as Schedule A may be amended from time to time, and Funds Distributor, LLC.[26]

(i)	Schedule A to the Distribution Agreement as amended as of July 30, 2010.[34]

(ii)	Form of Letter Amendment to the Distribution Agreement, dated April 2011, by and between GMO Trust, on behalf of certain of its series, and Funds Distributor, LLC.[35]

(f)		None.

(g)	1.	Form of Custodian Agreement (the “IBT Custodian Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and Investors Bank & Trust Company (“IBT”), as amended from time to time to include GMO Tobacco-Free Core Fund, GMO Domestic Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Emerging Country Debt Fund, GMO Benchmark-Free Allocation Fund, GMO U.S. Equity Allocation Fund, GMO Global Bond Fund, GMO Real Estate Fund, GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Inflation Indexed Bond Fund, GMO Core Plus Bond Fund, GMO Tax-Managed U.S. Equities Fund, GMO Emerging Country Debt Share Fund, GMO Special Purpose Holding Fund, GMO Short-Duration Collateral Fund, GMO Quality Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities

4

Allocation Fund, GMO World Opportunities Equity Allocation Fund, GMO U.S. Small/Mid Cap Value Fund, GMO U.S. Small/Mid Cap Growth Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Core Equity Fund, GMO Short-Duration Collateral Share Fund, GMO Strategic Fixed Income Fund, GMO International Opportunities Equity Allocation Fund, GMO Inflation Indexed Plus Bond Fund, GMO Special Situations Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Asset Allocation International Bond Fund, GMO World Opportunity Overlay Share Fund, GMO Debt Opportunities Fund, and GMO High Quality Short-Duration Bond Fund;[18]
(i)	Letter Amendment to the IBT Custodian Agreement, dated May 30, 2003, among the Trust, GMO and IBT;[8]

(ii)	Letter Amendment to the IBT Custodian Agreement, dated July 25, 2007, among the Trust, on behalf of GMO Special Situations Fund, GMO and State Street Bank and Trust Company (“State Street Bank”) (as successor by merger to IBT);[21]

(iii)	Letter Amendment to the IBT Custodian Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[25]

(iv)	Form of Letter Amendment to the IBT Custodian Agreement, dated June 18, 2009, among the Trust, on behalf of GMO Asset Allocation International Bond Fund and GMO World Opportunity Overlay Share Fund, GMO and State Street Bank (as successor by merger to IBT);[27]

(v)	Form of Letter Amendment to the IBT Custodian Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[30]
2.	Form of Custodian Agreement (the “BBH Custodian Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and Brown Brothers Harriman & Co. (“BBH”), as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Growth Equity Fund, GMO International Core Equity Fund, GMO Flexible Equities Fund, and GMO Emerging Domestic Opportunities Fund;[6]
(i)	Letter Amendment to the BBH Custodian Agreement, dated June 4, 2003, among the Trust and BBH;[8]

(ii)	Letter Amendment to the BBH Custodian Agreement, dated June 16, 2008, among the Trust, on behalf of GMO Flexible Equities Fund, and BBH;[23]

(iii)	Amendment to the BBH Custodian Agreement, dated June 30, 2009, among the Trust and BBH; [28] and

5

(iv)	Letter Amendment to the BBH Custodian Agreement, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH. [34]

3.	Form of Accounting Agency Agreement (the “Accounting Agency Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and BBH, as amended to include GMO Taiwan Fund, GMO Flexible Equities Fund, and GMO Emerging Domestic Opportunities Fund;[6]
(i)	Form of Second Amendment to the Accounting Agency Agreement, dated November 22, 2005, between the Trust, on behalf of the Funds listed on Schedule I thereto, and BBH;[18]

(ii)	Letter Amendment to the Accounting Agency Agreement, dated June 16, 2008, between the Trust, on behalf of GMO Flexible Equities Fund, and BBH; [23] and

(iii)	Letter Amendment to the Accounting Agency Agreement, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH.[34]

4.	Form of 17f-5 Delegation Schedule (the “Delegation Schedule”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule 1 thereto, and BBH, as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Growth Equity Fund, GMO International Core Equity Fund, GMO Flexible Equities Fund, and GMO Emerging Domestic Opportunities Fund;[6]

(i)	Letter Amendment to the Delegation Schedule, dated June 16, 2008, between the Trust, on behalf of GMO Flexible Equities Fund, and BBH;[23] and

(ii)	Letter Amendment to the Delegation Schedule, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH. [34]

5.	Form of Amended and Restated Delegation Agreement (the “Delegation Agreement”), dated June 29, 2001, between the Trust, on behalf of GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, and GMO Emerging Country Debt Share Fund, and IBT, as amended from time to time to include GMO Short-Duration Collateral Fund, GMO Alternative Asset Opportunity Fund, GMO Strategic Opportunities Allocation Fund, GMO World Opportunities Equity Allocation Fund, GMO U.S. Small/Mid Cap Value Fund, GMO U.S. Small/Mid Cap Growth Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Core Equity Fund, GMO Short-Duration Collateral Share Fund, GMO Strategic Fixed Income Fund, GMO International Opportunities Equity Allocation Fund, GMO

6

Inflation Indexed Plus Bond Fund, GMO Special Situations Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Asset Allocation International Bond Fund, GMO World Opportunity Overlay Share Fund, GMO Debt Opportunities Fund, and GMO High Quality Short-Duration Bond Fund;[6]
(i)	Letter Amendment to the Delegation Agreement, dated July 25, 2007, among the Trust, on behalf of GMO Special Situations Fund, GMO and State Street Bank (as successor by merger to IBT);[21]

(ii)	Letter Amendment to the Delegation Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[25]

(iii)	Form of Letter Amendment to the Delegation Agreement, dated June 18, 2009, among the Trust, on behalf of GMO Asset Allocation International Bond Fund and GMO World Opportunity Overlay Share Fund, GMO and State Street Bank (as successor by merger to IBT);[27] and

(iv)	Form of Letter Amendment to the Delegation Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT).[30]
(h)	1.	Form of Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and IBT, as amended from time to time to include GMO Global Bond Fund, GMO Real Estate Fund, GMO Foreign Fund, GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Inflation Indexed Bond Fund, GMO Small/Mid Cap Growth Fund, GMO Core Plus Bond Fund, GMO Tax-Managed International Equities Fund, GMO Tax-Managed U.S. Equities Fund, GMO Emerging Country Debt Share Fund, GMO Special Purpose Holding Fund, GMO Foreign Small Companies Fund, GMO Short-Duration Collateral Fund, GMO Quality Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities Allocation Fund, GMO World Opportunities Equity Allocation Fund, GMO Developed World Stock Fund, GMO International Growth Equity Fund, GMO International Core Equity Fund, GMO U.S. Small/Mid Cap Value Fund, GMO U.S. Small/Mid Cap Growth Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Core Equity Fund, GMO Short-Duration Collateral Share Fund, GMO Strategic Fixed Income Fund, GMO International Opportunities Equity Allocation Fund, GMO Inflation Indexed Plus Bond Fund, GMO Special Situations Fund, GMO Flexible Equities Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Asset Allocation International Bond Fund, GMO World Opportunity Overlay

7

Share Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, and GMO Emerging Domestic Opportunities Fund;[18]
	(i)	Letter Amendment to the Transfer Agency and Service Agreement, dated July 25, 2007, among the Trust, on behalf of GMO Special Situations Fund, GMO and State Street Bank (as successor by merger to IBT);[21]

	(ii)	Letter Amendment to the Transfer Agency and Service Agreement, dated June 16, 2008, among the Trust, on behalf of GMO Flexible Equities Fund, GMO and State Street Bank (as successor by merger to IBT); [23]

	(iii)	Letter Amendment to the Transfer Agency and Service Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[25]

	(iv)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated June 18, 2009, among the Trust, on behalf of GMO Asset Allocation International Bond Fund and World Opportunity Overlay Share Fund, GMO and State Street Bank (as successor by merger to IBT);[27]

	(v)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[30] and

	(vi)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated July 30, 2010, among the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT). [34]

2.	(i)	Notification of Undertaking to Reimburse Certain Fund Expenses by GMO to the Trust, dated as of June 25, 2010;[32] and

	(ii)	Notification of Undertaking to Reimburse Certain Fund Expenses by GMO to the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, dated as of July 30, 2010. [34]

3.	Amended and Restated Servicing Agreement, dated May 30, 1996, as amended and restated effective May 18, 2010, between the Trust, on behalf of certain Funds listed on Exhibit I thereto, and GMO; [34] and

4.	Notification of Undertaking to Waive Shareholder Service Fees by GMO to the Trust, dated as of June 30, 2010. [33]

(i)	Opinion and Consent of Ropes & Gray LLP – previously filed with the Securities and Exchange Commission (the “SEC”).

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

8

(k)	Financial Statements—Not applicable.

(l)	None.
(m)	1.	GMO Trust Amended and Restated Distribution and Service Plan (Class M), dated as of November 15, 2001, as amended and restated as of June 30, 2009, on behalf of certain Funds listed on Appendix A thereto;[27]

	2.	Amended and Restated Administration Agreement, dated as of June 30, 2009, on behalf of certain Funds listed on Exhibit I thereto;[27]

	3.	Form of Service Agreement (“Service Agreement”), dated October 1, 2001, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto, as Schedule A may be amended from time to time;[5]
(i)	Second Amendment to Service Agreement, dated September 9, 2005, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto;[18]

(ii)	Assignment Agreement, effective as of April 2, 2007, between Wachovia Bank, Ameriprise Financial Services, Inc. (f/k/a American Express Financial Advisors Inc.) and the Trust, on behalf of certain Funds listed on Schedule A thereto;[20]
4.	Form of Services Agreement, dated as of March 2002, between Fidelity Brokerage Services LLC and National Financial Services LLC, and the Trust, on behalf of certain Funds listed on Exhibit B thereto;[6]

5.	Funds Trading Agreement (“Funds Trading Agreement”), dated July 1, 2001, between Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), IBT, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]
(i)	Second Amendment to Funds Trading Agreement, dated as of April 1, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(ii)	Third Amendment to Funds Trading Agreement, dated as of November 28, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(iii)	Fourth Amendment to Funds Trading Agreement, dated as of April 1, 2004, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(iv)	Fifth Amendment to Funds Trading Agreement, dated as of February 1, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(v)	Sixth Amendment to Funds Trading Agreement, dated as of July, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(vi)	Seventh Amendment to Funds Trading Agreement, dated as of September, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

9

6.	Form of Funds Trading Agreement (“BBH Funds Trading Agreement”), dated July 1, 2001, between FIIOC, IBT, BBH, GMO and the Trust on behalf of certain Funds listed on Exhibit A thereto;[6]
(i)	Form of First Amendment to the BBH Funds Trading Agreement, dated January 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[6]

(ii)	Second Amendment to the BBH Funds Trading Agreement, dated July 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]
7.	Form of Shareholder Services Agreement (“Shareholder Services Agreement”), dated as of October 31, 2001, between Citistreet LLC (“Citistreet”) and the Trust, on behalf of certain Funds listed on Attachment A thereto;[8]
(i)	First Amendment to Shareholder Services Agreement, dated as of May 6, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[18]

(ii)	Second Amendment to Shareholder Services Agreement, dated as of October 15, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[18]

(iii)	Third Amendment to Shareholder Services Agreement, dated as of April 30, 2003, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[18]

(iv)	Fourth Amendment to Shareholder Services Agreement, dated as of July 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[18] and

(v)	Fifth Amendment to Shareholder Services Agreement, dated as of September 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto.[18]
8.	Operating Agreement (“Operating Agreement”), dated as of April 19, 2000, between Charles Schwab & Co., Inc. (“Schwab”) and the Trust, on behalf of certain Funds listed on Schedule I thereto;[32] and
(i)	First Amendment to Operating Agreement, dated as of March 10, 2010, between Schwab and the Trust, on behalf of certain Funds listed on Schedule I thereto.[32]
(n)		Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996, as amended and restated June 10, 2010.[32]

(o)		Reserved.

(p)	1.	GMO Code of Ethics, dated October 1, 2010, adopted by GMO, GMO Australasia LLC, GMO Australia Ltd., GMO Singapore PTE Ltd., GMO Switzerland GMBH, GMO U.K. Ltd., GMO Woolley Ltd., GMO Renewable Resources LLC, GMO Renewable Resources (in New Zealand), and GMO Renewable Resources Uruguay, SRL.[35]

10

2.	GMO Trust Code of Ethics, dated September 5, 2008, adopted by the Trust.[24]

3.	Code of Ethics for the Independent Trustees of GMO Trust, dated as of June 1, 1996, as revised March 24, 2011, adopted by the Board of Trustees of the Trust.[35]

1.	Previously filed with the SEC as part of Post-Effective Amendment No. 27 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 28 to the Registration Statement under the Investment Company Act of 1940 Act (the “1940 Act”) on March 13, 1996, and hereby incorporated by reference.

2.	Previously filed with the SEC as part of Post-Effective Amendment No. 29 to the Registration Statement under the 1933 Act and Amendment No. 30 to the Registration Statement under the 1940 Act on June 28, 1996, and hereby incorporated by reference.

3.	Previously filed with the SEC as part of Amendment No. 60 to the Registration Statement under the 1940 Act on December 30, 1999, and hereby incorporated by reference.

4.	Previously filed with the SEC as part of Amendment No. 63 to the Registration Statement under the 1940 Act on July 3, 2000, and hereby incorporated by reference.

5.	Previously filed with the SEC as part of Post-Effective Amendment No. 63 to the Registration Statement under the 1933 Act and Amendment No. 76 to the Registration Statement under the 1940 Act on March 1, 2002, and hereby incorporated by reference.

6.	Previously filed with the SEC as part of Post-Effective Amendment No. 64 to the Registration Statement under the 1933 Act and Amendment No. 77 to the Registration Statement under the 1940 Act on May 1, 2002, and hereby incorporated by reference.

7.	Previously filed with the SEC as part of Amendment No. 84 to the Registration Statement under the 1940 Act on November 26, 2002, and hereby incorporated by reference.

8.	Previously filed with the SEC as part of Post-Effective Amendment No. 71 to the Registration Statement under the 1933 Act and Amendment No. 89 to the Registration Statement under the 1940 Act on June 30, 2003, and hereby incorporated by reference.

9.	Previously filed with the SEC as part of Post-Effective Amendment No. 72 to the Registration Statement under the 1933 Act and Amendment No. 90 to the Registration Statement under the 1940 Act on October 31, 2003, and hereby incorporated by reference.

10.	Previously filed with the SEC as part of Amendment No. 126 to the Registration Statement under the 1940 Act on November 18, 2004, and hereby incorporated by reference.

11.	Previously filed with the SEC as part of Post-Effective Amendment No. 105 to the Registration Statement under the 1933 Act and Amendment No. 131 to the Registration Statement under the 1940 Act on March 15, 2005, and hereby incorporated by reference.

12.	Previously filed with the SEC as part of Amendment No. 132 to the Registration Statement under the 1940 Act on March 29, 2005, and hereby incorporated by reference.

13.	Previously filed with the SEC as part of Post-Effective Amendment No. 113 to the Registration Statement under the 1933 Act and Amendment No. 141 to the Registration Statement under the 1940 Act on June 30, 2005, and hereby incorporated by reference.

14.	Previously filed with the SEC as part of Post-Effective Amendment No. 114 to the Registration Statement under the 1933 Act and Amendment No. 142 to the Registration Statement under the 1940 Act on August 17, 2005, and hereby incorporated by reference.

15.	Previously filed with the SEC as part of Post-Effective Amendment No. 118 to the Registration Statement under the 1933 Act and Amendment No. 146 to the Registration Statement under the 1940 Act on March 1, 2006, and hereby incorporated by reference.

16.	Previously filed with the SEC as part of Post-Effective Amendment No. 123 to the Registration Statement under the 1933 Act and Amendment No. 151 to the Registration Statement under the 1940 Act on May 17, 2006, and hereby incorporated by reference.

17.	Previously filed with the SEC as part of Post-Effective Amendment No. 125 to the Registration Statement under the 1933 Act and Amendment No. 153 to the Registration Statement under the 1940 Act on May 31, 2006, and hereby incorporated by reference.

18.	Previously filed with the SEC as part of Amendment No. 154 to the Registration Statement under the 1940 Act on June 28, 2006, and hereby incorporated by reference.

19.	Previously filed with the SEC as part of Post-Effective Amendment No. 127 to the Registration Statement under the 1933 Act and Amendment No. 156 to the Registration Statement under the 1940 Act on May 1, 2007, and hereby incorporated by reference.

11

20.	Previously filed with the SEC as part of Post-Effective Amendment No. 128 to the Registration Statement under the 1933 Act and Amendment No. 158 to the Registration Statement under the 1940 Act on June 29, 2007, and hereby incorporated by reference.

21.	Previously filed with the SEC as part of Amendment No. 159 to the Registration Statement under the 1940 Act on July 27, 2007, and hereby incorporated by reference.

22.	Previously filed with the SEC as part of Amendment No. 161 to the Registration Statement under the 1940 Act on June 27, 2008, and hereby incorporated by reference.

23.	Previously filed with the SEC as part of Amendment No. 163 to the Registration Statement under the 1940 Act on July 25, 2008, and hereby incorporated by reference.

24.	Previously filed with the SEC as part of Amendment No. 164 to the Registration Statement under the 1940 Act on December 24, 2008, and hereby incorporated by reference.

25.	Previously filed with the SEC as part of Post-Effective Amendment No. 133 to the Registration Statement under the 1933 Act and Amendment No. 167 to the Registration Statement under the 1940 Act on March 13, 2009, and hereby incorporated by reference.

26.	Previously filed with the SEC as part of Post-Effective Amendment No. 135 to the Registration Statement under the 1933 Act and Amendment No. 169 to the Registration Statement under the 1940 Act on May 1, 2009, and hereby incorporated by reference.

27.	Previously filed with the SEC as part of Amendment No. 170 to the Registration Statement under the 1940 Act on June 26, 2009, and hereby incorporated by reference.

28.	Previously filed with the SEC as part of Post-Effective Amendment No. 137 to the Registration Statement under the 1933 Act and Amendment No. 172 to the Registration Statement under the 1940 Act on July 17, 2009, and hereby incorporated by reference.

29.	Previously filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and hereby incorporated by reference.

30.	Previously filed with the SEC as part of Amendment No. 175 to the Registration Statement under the 1940 Act on December 3, 2009, and hereby incorporated by reference.

31.	Previously filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010, and hereby incorporated by reference.

32.	Previously filed with the SEC as part of Amendment No. 178 to the Registration Statement under the 1940 Act on June 25, 2010, and hereby incorporated by reference.

33.	Previously filed with the SEC as part of Post-Effective Amendment No. 142 to the Registration Statement under the 1933 Act and Amendment No. 179 to the Registration Statement under the 1940 Act on June 29, 2010, and hereby incorporated by reference.

34.	Previously filed with the SEC as part of Post-Effective Amendment No. 143 to the Registration Statement under the 1933 Act and Amendment No. 180 to the Registration Statement under the 1940 Act on July 30, 2010, and hereby incorporated by reference.

35.	Previously filed with the SEC as part of Post-Effective Amendment No. 144 to the Registration Statement under the 1933 Act and Amendment No. 181 to the Registration Statement under the 1940 Act on April 15, 2011, and hereby incorporated by reference.

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Item 29. Persons Controlled by or Under Common Control with a Fund

Controlling Fund	Person Controlled	Nature of Control
GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.(a) (b)	100% ownership(c)

GMO Special Purpose Holding Fund	GMO SPV I, LLC(a) (d)	74.91% ownership(c)

(a)	Included in the controlling Fund’s consolidated financial statements.

(b)	Organized under the laws of Bermuda.

(c)	As of the most recent fiscal year ended February 28, 2011.

(d)	Organized under the laws of the State of Delaware.
Item 30. Indemnification
     Please refer to Article 4 (Indemnification) of the By-laws.
     In addition, the Trust will maintain a trustees and officers liability insurance policy under which the Trust and its trustees and officers will be named insureds. The Trust also has entered into agreements with each of its trustees pursuant to which each of the Funds has agreed to indemnify each Trustee to the maximum extent permitted by applicable law against any liability and expense incurred by the Trustee by reason of the Trustee being or having been a Trustee.
     Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust’s By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
     A description of the business of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Funds of the Registrant (the “Investment Adviser”), is set forth under the captions “Management of the Trust” in the prospectuses and “Investment Advisory and Other Services” in the statements of additional information, all forming part of this Registration Statement.

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     Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption “Management of the Trust” in the Registrant’s statements of additional information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser and the Registrant is 40 Rowes Wharf, Boston, Massachusetts 02110.

Name	Position with Investment Adviser	Other Connections
Arjun Divecha	Member, Chairman of the Board of Directors, and Investment Director	Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; Director, Frog Hollow Fresh LLC, P.O. Box 872, Brentwood, CA 94513

R. Jeremy Grantham	Founding Member, Member of the Board of Directors, and Chief Investment Strategist	Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; CFA Institute – Investors’ Working Group (IWG) Member, 560 Ray C. Hunt Drive, Charlottesville, VA 22903; MSPCC Investment Committee, 555 Amory Street, Jamaica Plain, MA 02130; Board Member, Imperial College of London – Grantham Institute for Climate Change, London SW7 2AZ; Board Member, London School of Economics – Grantham Institute for Climate Change, Houghton Street, London, WC2A 2AE

Bevis Longstreth	Member of the Board of Directors	Expert witness in periodic securities litigation; Trustee and financial adviser to certain high net worth individuals/families; Historical novelist; Fiduciary for various not-for-profit institutions

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Name	Position with Investment Adviser	Other Connections
John Rosenblum	Member and Vice Chairman of the Board of Directors	Director, Canal Corporation (f/k/a The Chesapeake Corporation), 1021 East Cary Street, Richmond, VA 23219; Trustee, Jamestown-Yorktown Foundation, Inc., P.O. Box 1607, Williamsburg, VA 23187-1607; American Civil War Center Foundation, 200 S. Third St., Richmond, VA 23219; Chair of the Board, The Apprenticeshop (f/k/a Atlantic Challenge), 643 Main St., Rockland, ME 04841; University Symphony Society, 112 Old Cabell Hall, Charlottesville, VA 22903; Treasurer and Board Member, Farnsworth Art Museum, 16 Museum Street, Rockland, Maine 04841; Board Member, Maine Media Workshops and Maine Media College, 70 Camden Street, Rockport, ME 04856

Eyk Van Otterloo	Founding Member and Member of the Board of Directors	Chairman of the Board, Chemonics International, 1133 20th Street, NW, Suite 600, Washington, D.C. 20036; Board Member, CliniLabs, 423 W. 55th Street, 4th Floor, New York, NY 10019; Overseer, Peabody Essex Museum, East India Square, Salem, MA 01970; Member, Board of Commissioners, Groothandelsgebouw NV, 45 Stationsplein P.O. Box 29057, 3001GB Rotterdam, Netherlands
Item 32. Principal Underwriters

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Item 32(a).	Funds Distributor, LLC (“FD”) acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

GMO Trust
Munder Series Trust II
Munder Series Trust
Mirae Asset Discovery Funds
     FD is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. FD has its main address at Three Canal Plaza, Suite 100, Portland, Maine 04101.
Item 32(b). Information about Directors and Officers of FD is as follows:

Director or Officer	Positions and Offices with FD
Mark A. Fairbanks	President and Manager
Richard J. Berthy	Vice President, Treasurer and Manager
Jennifer E. Hoopes	Secretary
Nanette K. Chern	Vice President and Chief Compliance Officer
The above FD directors and officers do not have positions or offices with the Trust.
Item 32(c). Distribution and Service (12b-1) Fee Payments by certain Funds of the Trust with respect to the last fiscal year(a):

Class M(b) Distribution and Service (12b-1) Fees
GMO Fund Name	March 1, 2010 through February 28, 2011
GMO U.S. Core Equity Fund	$2,977
GMO U.S. Growth Fund	$1,401
GMO International Intrinsic Value Fund	$33,171
GMO Foreign Fund	$12,205
GMO Emerging Countries Fund	$84,917

(a)	FD is entitled to receive any distribution and service (12b-1) fees paid by the Class M Shares for services rendered and expenses borne by FD which are primarily intended to result in the sale of Class M shares and/or the provision of certain other services incidental thereto. During the last fiscal year, FD did not retain any of the distribution and service (12b-1) fees paid by the Class M Shares of the Funds and directed that the Funds remit the distribution and service (12b-1) fees directly to certain third party intermediaries who rendered services to the Funds.

(b)	Other classes of the GMO Funds do not pay distribution (12b-1) fees or any other type of commission or compensation to FD.

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Item 33. Location of Accounts and Records
     The accounts, books, and other documents required to be maintained by Section 31(a) and the rules thereunder will be maintained at the offices of the Registrant, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s distributor, Funds Distributor, LLC, 10 High Street, Suite 302, Boston, MA 02110; the Registrant’s custodian for certain of the Funds, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109; and the Registrant’s custodian for certain of the Funds and transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.
Item 34. Management Services
     Not applicable.
Item 35. Undertakings
     None.
Notice
A copy of the Declaration of Trust, together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

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SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 145 under the Securities Act and Amendment No. 182 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of April, 2011.

GMO Trust

By:	J.B. KITTREDGE* J.B. Kittredge
Title:	President; Chief Executive Officer;
Principal Executive Officer
     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 145 to GMO Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE* J.B. Kittredge	Trustee; President; Chief Executive Officer; Principal Executive Officer	April 29, 2011

SHEPPARD N. BURNETT* Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	April 29, 2011

DONALD W. GLAZER* Donald W. Glazer	Trustee	April 29, 2011

PETER TUFANO* Peter Tufano	Trustee	April 29, 2011

PAUL BRAVERMAN* Paul Braverman	Trustee	April 29, 2011

* By:	/s/ JASON HARRISON
Jason Harrison
Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of Donald W. Glazer and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 138 to the Registration Statement under the 1933 Act and Amendment No. 173 to the Registration Statement under the 1940 Act on September 29, 2009, pursuant to Powers of Attorney for each of Sheppard N. Burnett and J.B. Kittredge (in his capacity as President, Chief Executive Officer, and Principal Executive Officer) filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and pursuant to Powers of Attorney for each of Paul Braverman and J.B. Kittredge (in his capacity as Trustee) filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010.
GMO TRUST 2011 ANNUAL UPDATE 485(a) FILING

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EXHIBIT INDEX
GMO TRUST

Exhibit Ref.	Title of Exhibit

Other.
1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.

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